As filed with the Securities and Exchange Commission on 11/09/2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23011

Investment Company Act file number

The RBB FUND TRUST
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Advent Convertible Bond ETF
ACVT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Advent Convertible Bond ETF (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.adventetf.com/.  You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advent Convertible Bond ETF	$68	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund generated strong positive returns relative to traditional fixed-income markets. Strong nominal GDP growth in the U.S. supported corporate earnings, while geopolitical uncertainty and varied corporate growth prospects contributed to periods of increased equity volatility, particularly at the individual company level, and supported convertible valuations. These factors contributed to the Fund’s outperformance of fixed-income indices, including its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, which was negatively affected by the higher interest rate environment. The Fund’s secondary benchmark, the ICE  BofA Yield Alternative US Convertible Index, benefited from exposure to certain securities outside the Fund’s investment parameters, as well as greater exposure to certain lower-rated credit segments, contributing to a higher benchmark return during the Period.
The Fund’s exposure to companies participating in the continued investment in AI infrastructure and related technologies contributed to returns, including providers of power, hardware components and infrastructure services to companies developing and implementing AI technologies, contributed to the Fund’s returns. Later in the Period, investments in several software companies recovered as concerns about the potential impact of new technologies on their business models moderated following solid earnings results. Convertible issuance remained active during the Period as companies continued to seek efficient ways to raise funds for capital expenditures, mergers & acquisitions and other growth initiatives. We expect this trend to continue in the near term, as the higher interest-rate environment has made the convertible market an attractive source of corporate financing.

Top Contributors
↑	Akamai Technologies
↑	Rivian Automotive
↑	Applied Optoelectronics
↑	ON Semiconductor

Top Detractors
↓	Shift4 Payments
↓	Coinbase Global
↓	Workiva
↓	AeroVironment
Advent Convertible Bond ETF	PAGE 1	TSR-AR-75526L845

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/29/2025)
Advent Convertible Bond ETF NAV	9.13	12.36
Bloomberg U.S. Aggregate Bond Index	1.89	2.69
ICE BofA Yield Alternative US Convertible Index	11.03	13.55
Visit  https://www.adventetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$45,482,456
Number of Holdings	61
Net Advisory Fee	$193,838
Portfolio Turnover	135%
Average Credit Quality	BBB
Effective Duration	2.15 years
Weighted Average Maturity	2.69 years
30-Day SEC Yield	2.02%
30-Day SEC Yield Unsubsidized	1.88%
Distribution Yield	1.23%
Visit  https://www.adventetf.com/ for more recent performance information.
Advent Convertible Bond ETF	PAGE 2	TSR-AR-75526L845

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Wells Fargo & Co.	4.3%
Coinbase Global, Inc.	3.6%
Super Micro Computer, Inc.	3.4%
Barclays Bank PLC	3.2%
Microchip Technology, Inc.	3.0%
Bank of America Corp.	3.0%
Alphabet, Inc.	2.9%
DoorDash, Inc.	2.8%
PG&E Corp.	2.7%
Rivian Automotive, Inc.	2.4%

Credit Breakdown	(% of Net Assets)
AAA	0.0%
AA	0.0%
A	3.3%
BBB	15.8%
BB	6.1%
B	0.0%
CCC and below	0.0%
Cash & Cash Equivalent	3.7%
Not rated	71.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.adventetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Advent Convertible Bond ETF	PAGE 3	TSR-AR-75526L845

MUFG Japan Small Cap Active ETF
MJSC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the MUFG Japan Small Cap Active ETF (the “Fund”) for the period of September 16, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at www.mufgetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
MUFG Japan Small Cap Active ETF	$107	1.00%
*	Inception date of the Fund was September 16, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Market Conditions: Japanese small-cap equities advanced strongly from September 2025 through August 2026. The market posted solid returns overall from September to December 2025, supported by expectations for fiscal expansion, U.S. monetary easing prospects, and strength in AI- and semiconductor-related stocks despite periods of volatility stemming from changing expectations for Bank of Japan (“BOJ”) and Fed policies. The market rallied sharply in January and February on the back of continued gains in U.S. semiconductor-related stocks, expectations for expansionary fiscal policies, and the Liberal Democrat Party’s landslide election victory in Japan. In March, however, rising oil prices and tensions in the Middle East weighed on risk sentiment and led to market correction. Japanese small-cap equities rebounded sharply in April and May, driven by easing concerns in the Middle East, solid Japanese corporate earnings, and strong U.S. technology shares performance. Thereafter, concerns over interest rates, geopolitical developments, and the sustainability of AI-related spending limited further advances, although the market remained broadly firm.
Performance Analysis: Sector allocation, driven by stock selection, contributed positively to performance. Overweight positions in Information Technology and Industrials, benefiting from investment in AI data centers, and Financials, which benefited from the BOJ policy normalization and higher interest rates, as well as underweight positions in defensive sectors such as Health Care added value in the strong market environment.
Key factors that materially affected the Fund’s performance: The semiconductor and monetary policy themes contributed positively, supported by AI data center investment, the BOJ tightening stance, and rising long-term interest rates. In contrast, holdings exposed to social media, entertainment, and software-related businesses detracted amid concerns over AI-driven disruption, while high-growth consumer stocks such as retailers were weighed down by concerns over yen weakness and higher oil prices.
Top Contributors/Detractors: AI-related beneficiaries were the main contributors, while stocks affected by concerns over yen weakness and higher oil prices, AI-driven disruption, and earnings disappointments were the main detractors.

Top Contributors
↑	FUJI CORPORATION (6134 JP)
↑	TAIYO YUDEN CO LTD (6976 JP)
↑	SKY PERFECT JSAT CORP (9412 JP)
↑	INFRONEER HOLDINGS INC (5076 JP)
↑	MEIDENSHA CORP (6508 JP)
MUFG Japan Small Cap Active ETF	PAGE 1	TSR-AR-75526L779

Top Detractors
↓	JAPAN STEEL WORKS LTD/THE (5631 JP)
↓	PAL GROUP HOLDINGS CO LTD (2726 JP)
↓	OBIC BUSINESS CONSULTANTS (4733 JP)
↓	MARUI GROUP CO LTD (8252 JP)
↓	AMANO CORP (6436 JP)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, acquired fund fees and expenses and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2025)
MUFG Japan Small Cap Active ETF NAV	23.46
MSCI JAPAN SMALL CAP Index Gross (USD)	21.30
MSCI EAFE Index Net (USD)	19.40
Visit  www.mufgetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$22,891,354
Number of Holdings	97
Net Advisory Fee	$24,441
Portfolio Turnover	23%
MUFG Japan Small Cap Active ETF	PAGE 2	TSR-AR-75526L779

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Industrials	28.4%
Information Technology	23.4%
Financials	14.2%
Consumer Discretionary	11.3%
Materials	8.7%
Consumer Staples	5.1%
Communication Services	4.6%
Health Care	1.8%
Real Estate	1.5%
Energy	0.7%
Cash & Other	0.3%

Top 10 Holdings	(% of Net Assets)
Hachijuni Nagano Bank Ltd.	2.2%
Shizuoka Financial Group, Inc.	2.1%
INFRONEER Holdings, Inc.	2.1%
Fuji Corp.	2.0%
Macnica Holdings, Inc.	1.9%
Gunma Bank Ltd.	1.9%
Meidensha Corp.	1.7%
Nagase & Co. Ltd.	1.7%
Saizeriya Co. Ltd.	1.7%
Iyogin Holdings, Inc.	1.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.mufgetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
MUFG Japan Small Cap Active ETF	PAGE 3	TSR-AR-75526L779

First Eagle Global Equity ETF
FEGE (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First Eagle Global Equity ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firsteagle.com/funds/global-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Eagle Global Equity ETF	$57	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Financial markets marched higher over the past year despite the outbreak of war in Iran at the end of February. This conflict has sent an inflationary impulse through the global economy and pressured supply chains as shipping traffic through the Strait of Hormuz remains below pre-war levels. Meanwhile, investment spending on artificial intelligence-related infrastructure continued to sustain global economic growth and corporate earnings and fundamentals. We also began to see more bifurcation in performance between US and non-US markets, as well as a rotation of market leadership out of large cap technology stocks. However, growing sovereign and corporate debt issuance pushed bond yields higher, particularly as the additional financial strains of the war are likely to add to many of the challenges already facing sovereign balance sheets worldwide.1 We remain cognizant of the many heightened uncertainties in this environment, including the resurgence of inflation, growing sovereign debt and escalating geopolitical tensions and conflicts. With clarity in short supply, we highlight the importance of exposure to assets that have the potential to demonstrate resilience across multiple states of the world with the ability to keep pace with the nominal drift of the economy.
First Eagle Global Equity ETF posted a return of 27.06% (NAV) for the 12 months ended August 31, 2026, while the MSCI World Index increased 20.37%. Our equity holdings contributed to performance, and gold-related securities were also a contributor. All geographic regions contributed to performance; North America and emerging markets were the leading contributors while developed Asia excluding Japan and developed Europe were the weakest-performing regions. All equity sectors were positive contributors; information technology and materials were the largest contributors while real estate and consumer discretionary were the weakest-performing sectors.
The five largest contributors to the performance of the First Eagle Global Equity ETF during this period included Samsung Electronics Co., Ltd. (Consumer Electronics, Korea), Alphabet Inc. (Internet Content & Information, United States), Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors, Taiwan), Barrick Mining Corporation (Metals & Mining, Canada) and Newmont Corporation (Metals & Mining, United States). In aggregate they contributed 10.52% to performance in this period.
The five largest detractors in this period were Meta Platforms Inc (Internet Content & Information, United States), Oracle Corporation (Software, United States), Prosus N.V. (Internet, Netherlands), Charter Communications, Inc. (Telecommunication Services, United States) and Comcast Corporation (Telecommunication Services, United States). In aggregate they detracted 2.54% from performance in this period.
1	Source: Bloomberg; data as of August 31, 2026.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
First Eagle Global Equity ETF	PAGE 1	TSR-AR-75526L886

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/19/2024)
First Eagle Global Equity ETF	27.06	29.18
MSCI World Index Net (USD)	20.37	20.59
Visit https://www.firsteagle.com/funds/global-equity-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,518,713,920
Number of Holdings	96
Net Advisory Fee	$6,903,994
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	14.9%
Financials	13.8%
Health Care	12.9%
Information Technology	12.0%
Materials	9.9%
Industrials	8.6%
Energy	8.3%
Communication Services	8.3%
Consumer Discretionary	7.2%
Cash & Other	4.1%

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	2.8%
Becton Dickinson & Co.	2.8%
Alphabet, Inc.	2.4%
British American Tobacco PLC	2.3%
Salesforce, Inc.	2.0%
Workday, Inc.	1.9%
Elevance Health, Inc.	1.8%
SLB Ltd.	1.8%
Automatic Data Processing, Inc.	1.7%
Meta Platforms, Inc.	1.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.firsteagle.com/funds/global-equity-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First Eagle Global Equity ETF	PAGE 2	TSR-AR-75526L886

First Eagle Overseas Equity ETF
FEOE (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First Eagle Overseas Equity ETF (the “Fund”) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firsteagle.com/funds/overseas-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Eagle Overseas Equity ETF	$57	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Financial markets marched higher over the past year despite the outbreak of war in Iran at the end of February. This conflict has sent an inflationary impulse through the global economy and pressured supply chains as shipping traffic through the Strait of Hormuz remains below pre-war levels. Meanwhile, investment spending on artificial intelligence-related infrastructure continued to sustain global economic growth and corporate earnings and fundamentals. We also began to see more bifurcation in performance between US and non-US markets, as well as a rotation of market leadership out of large cap technology stocks. However, growing sovereign and corporate debt issuance pushed bond yields higher, particularly as the additional financial strains of the war are likely to add to many of the challenges already facing sovereign balance sheets worldwide.1 We remain cognizant of the many heightened uncertainties in this environment, including the resurgence of inflation, growing sovereign debt and escalating geopolitical tensions and conflicts. With clarity in short supply, we highlight the importance of exposure to assets that have the potential to demonstrate resilience across multiple states of the world with the ability to keep pace with the nominal drift of the economy.
First Eagle Overseas Equity ETF posted a return of 29.51% (NAV) for the 12 months ended August 31, 2026, while the MSCI EAFE Index increased 21.62%. Our equity holdings contributed to performance, and gold-related securities were also a contributor. All geographic regions contributed to performance; emerging markets and North America were the leading contributors while developed Asia excluding Japan and Japan were the weakest-performing regions. Information technology and materials were the largest contributors by equity sector, while communication service was the only detractor and real estate and healthcare were the next weakest-performing sectors.
The five largest contributors to the performance of the First Eagle Overseas Equity ETF during this period included Samsung Electronics Co., Ltd. (Consumer Electronics, Korea), Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors, Taiwan), Barrick Mining Corporation (Metals & Mining, Canada), Imperial Oil Limited (Integrated Oil & Gas, Canada) and Newmont Corp. (Metals & Mining, United States). In aggregate they contributed 13.89% to performance in this period.
The five largest detractors in this period were Prosus N.V. (Internet, Netherlands), Wal-Mart de México SAB de CV (Discount Stores, Mexico), Pernod Ricard SA (Beverages, France), Universal Music Group N.V. (Entertainment, Netherlands) and Schindler Holding Ltd. (Specialty Industrial Machinery, Switzerland). In aggregate they detracted 1.60% from performance in this period.
1	Source: Bloomberg; data as of August 31, 2026.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
First Eagle Overseas Equity ETF	PAGE 1	TSR-AR-75526L878

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/19/2024)
First Eagle Overseas Equity ETF	29.51	34.17
MSCI EAFE Index Net (USD)	21.62	27.12
Visit https://www.firsteagle.com/funds/overseas-equity-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,913,023,999
Number of Holdings	76
Net Advisory Fee	$4,413,232
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	21.5%
Financials	14.0%
Information Technology	13.5%
Industrials	12.3%
Materials	11.7%
Consumer Discretionary	11.1%
Energy	7.6%
Health Care	4.2%
Real Estate	2.1%
Cash & Other	2.0%

Top Holdings	(% of Net Assets)
Shell PLC	4.3%
Samsung Electronics Co. Ltd.	3.6%
Imperial Oil Ltd.	3.3%
British American Tobacco PLC	2.8%
Dassault Systemes SE	2.6%
Prosus NV	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Merck KGaA	2.4%
Cie Financiere Richemont SA	2.1%
Wheaton Precious Metals Corp.	2.1%
CHANGE TO THE FUNDS PORTFOLIO OR PORTFOLIO MANAGEMENT TEAM
Effective December 17, 2026, Alan Barr is retiring from First Eagle Investment Management, LLC (the “Adviser”) and will no longer serve as a portfolio manager of the First Eagle Overseas Equity ETF.  Matthew McLennan, Christian Heck, and Adrian Jones will continue to be responsible for the day-to-day management of First Eagle Overseas Equity ETF.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.firsteagle.com/funds/overseas-equity-etf.
First Eagle Overseas Equity ETF	PAGE 2	TSR-AR-75526L878

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First Eagle Overseas Equity ETF	PAGE 3	TSR-AR-75526L878

Wayfinder Dynamic U.S. Interest Rate ETF
CMBO| (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Wayfinder Dynamic U.S. Interest Rate ETF for the period of November 3, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.wayfinderetfs.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Wayfinder Dynamic U.S. Interest Rate ETF	$13	0.15%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
During the Period, the Fund (return 3.39% at net asset value (NAV)) outperformed its primary benchmark (S&P US Treasury Bond Index, 0.23%) and also its secondary benchmark (Bloomberg US T-bill 1-3m Index, 3.10%).
WHAT FACTORS INFLUENCED PERFORMANCE
During the Period, the Fund’s performance was primarily influenced by prevailing short-term U.S. interest rates. The Fund obtained synthetic short-term bond exposure through listed options positions, and the return generated by this strategy was the principal driver of Fund performance during the Period.
HOW DID THE FUND PERFORM  SINCE INCEPTION?*
The chart below reflects a hypothetical $10,000 investment in the Fund at inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (11/03/2025)
Wayfinder Dynamic U.S. Interest Rate ETF NAV	3.39
S&P US Treasury Bond Index	0.23
Bloomberg U.S. Treasury Bills: 1-3 Months Index	3.10
Visit https://www.wayfinderetfs.com/ for more recent performance information.
Wayfinder Dynamic U.S. Interest Rate ETF	PAGE 1	TSR-AR-75526L753

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,101,608
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Asset Classes	(% of Net Assets)
Purchased Options	96.5%
Cash & Other	3.5%
Written Options	0.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wayfinderetfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Wayfinder Dynamic U.S. Interest Rate ETF	PAGE 2	TSR-AR-75526L753

Longview Advantage ETF
EBI (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Longview Advantage ETF (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longview Advantage ETF	$27	0.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund generated a total return of 26.62%. The Fund outperformed its benchmark, the Bloomberg 3000 Total Return Index, by 6.26% over the same period.
The Fund is designed to provide broad U.S. equity exposure while systematically tilting toward segments of the market with strong evidence of delivering long-term premiums—namely, smaller-cap stocks, value-oriented companies, and higher-profitability firms.
During the Period, these exposures contributed to performance. Value stocks outperformed growth stocks for the period, with large-cap value stocks being the best-performing area of the market.
We view these results as consistent with the Fund’s disciplined approach. Short-term out or underperformance can occur when certain market segments dominate returns, but maintaining exposure to diversified and persistent sources of return—value, size, and profitability—remains central to the Fund’s objective of delivering long-term capital appreciation.
We view these results as consistent with the Fund’s disciplined approach. Short-term underperformance can occur when certain market segments dominate returns, but maintaining exposure to diversified and persistent sources of return—value, size, and profitability—remains central to the Fund’s objective of delivering superior risk-adjusted returns over longer periods.

Top Contributors
↑	Micron Technology Inc
↑	Apple Inc
↑	Western Digital Corp
↑	Alphabet Inc
↑	NVIDIA Corp

Top Detractors
↓	Meta Platforms Inc
↓	Aptiv PLC
↓	Microsoft Corp
↓	T-Mobile USA Inc
↓	Spire Inc
Longview Advantage ETF	PAGE 1	TSR-AR-75526L852

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The chart below reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	Since Inception (02/26/2025)
Longview Advantage ETF NAV	26.62	22.91
Bloomberg US 3000 Total Return Index	20.36	19.92
Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$693,038,823
Number of Holdings	1,747
Net Advisory Fee	$915,722
Portfolio Turnover	13%
Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	5.0%
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
Micron Technology, Inc.	2.8%
Alphabet, Inc. - Class A	2.3%
Amazon.com, Inc.	1.8%
Broadcom, Inc.	1.7%
Meta Platforms, Inc.	1.1%
Newmont Corp.	1.0%
JPMorgan Chase & Co.	1.0%

Top Sectors	(% of Net Assets)
Information Technology	26.3%
Financials	18.5%
Energy	11.4%
Industrials	10.2%
Consumer Discretionary	8.8%
Communication Services	7.6%
Health Care	6.0%
Materials	5.5%
Consumer Staples	4.3%
Cash & Other	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://longviewresearchpartners.com/documents/.
Longview Advantage ETF	PAGE 2	TSR-AR-75526L852

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Longview Advantage ETF	PAGE 3	TSR-AR-75526L852

Longview Advantage Fixed Income ETF
LVIG (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Longview Advantage Fixed Income ETF (the “Fund”) for the period of  March 9, 2026 (inception date), to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? *(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longview Advantage Fixed Income ETF	$10	0.21%**
*	Inception date of the Fund was March 9, 2026. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned -1.94%, underperforming its benchmark, the S&P U.S. Aggregate Bond Index, by 1.02%.
The Fund seeks to provide broad exposure to U.S. investment-grade fixed income securities, including government and corporate bonds, while generally maintaining a duration within one year of the benchmark. The Fund obtains this exposure primarily through investments in exchange-traded funds (ETFs) that provide exposure to different segments of the U.S. investment-grade fixed income market. As part of its investment approach, the Fund systematically rotates among underlying ETFs and seeks to limit distributions while maintaining its targeted fixed income exposure.
During the Period, rising interest rates generally led to price declines in intermediate-duration fixed income securities and contributed to the Fund’s negative absolute return.
The Fund’s underperformance relative to the benchmark was primarily attributable to its implementation of the ETF rotation strategy. In connection with these rotations, the Fund periodically held short-term investments for limited periods. During the Period, these short-term investments generally underperformed the broader U.S. investment-grade bond market, detracting from the Fund’s relative performance.
Differences in the Fund’s duration and sector exposures relative to the benchmark may also contribute to periods of relative outperformance or underperformance. The Fund’s investment approach remains focused on maintaining diversified exposure to investment-grade fixed income securities while systematically managing its underlying ETF exposures in accordance with the Fund’s investment strategy.
Longview Advantage Fixed Income ETF	PAGE 1	TSR-AR-75526L662

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The chart below reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURN (%)	Since Inception (03/09/2026)
Longview Advantage Fixed Income ETF NAV	-1.94
S&P U.S. Aggregate Bond Index	-0.92
Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$113,754,628
Number of Holdings	3
Net Advisory Fee	$47,756
Portfolio Turnover	204%
Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Fixed Income	90.9%
Short-Term	9.0%
Cash & Other	0.1%

Top Holdings	(% of Net Assets)
Avantis Core Fixed Income ETF	90.9%
F/m US Treasury 6 Month Bill ETF	9.0%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://longviewresearchpartners.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Longview Advantage Fixed Income ETF	PAGE 2	TSR-AR-75526L662

M.D. Sass Concentrated Value ETF
SASS | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the M.D. Sass Concentrated Value ETF (the “Fund”) for the period of  March 3, 2026, to August 31, 2026 (the “Period”).  You can find additional information about the Fund at https://www.mdsassetf.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?*  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class A	$37	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This is the Fund’s first annual report, covering the period from its launch on March 3, 2026 through the fiscal year end on August 31, 2026. The Fund is a concentrated portfolio of 20 to 25 large cap value stocks, managed with the same philosophy and process the Fund’s investment adviser (“M.D. Sass”)  has applied to its Concentrated Value strategy for many years.  We use this letter to explain how we invest, what happened in the market during the period, and how the portfolio is positioned going forward. Given the Fund’s short operating history, we have not included performance figures in this discussion. Those appear in the performance section of this report.
How we Invest
Valuation is an observation, not a thesis. We are value investors, but a cheap stock is not a reason to own it. We look for companies where our outlook for earnings is materially above consensus, meaning the average estimate of sell-side analysts, and we try to by them at reasonable prices. Valuation tells us about risk, reward and margin of safety. The thesis itself rests on a differentiated view of earnings power.  Owned conviction, not rented conviction. We hold 20 to 25 investments because conviction has to be owned by both the analyst and the portfolio manager. Owning too many positions leads a manager to rent conviction rather than own it. A deep understanding of each business, from analyst to portfolio manager, lets us treat dislocations, draw downs and volatility as opportunities. Investors who do not understand what they own often become victims in those periods.
The Market Environment
An unusually narrow market. Returns in 2026 have been driven by a small slice of the value index. Semiconductors, tech hardware and energy made up about 13% of the Russell 1000 Value Index (the “Index”) at the start of the year, yet through August 31 they produced roughly 57% of the Index’s year-to-date return (13.2 of 23.1 points). Per unit of weight, those three groups returned about 8.6 times the rest of the Index.
Record Dispersion
The gap between winners and losers has been extreme. Cross-sector dispersion is 2.5 standard deviations above its 2017 to 2026 average, and single-stock dispersion is 2.4, the widest readings in that period. This happened while the CBOE  Volatility Index, a widely followed measure of expected stock market volatility,  sat below its average. In other words, the market was calm on the surface and unusually uneven underneath. That combination punishes a portfolio that is underweight the narrow group of leaders, but it also widens the opportunity set for a concentrated, research-driven approach.  A well-timed index reconstitution. At the June 30, Russell reconstitution, the Index cut its semiconductor weight from 10.8% to 3.2% and raised software from 2.2% to 6.8%. That shift came just before a sharp reversal in the semiconductor and software trade in July and August. We estimate the reconstitution added approximately 550 basis points to the Index’s return over those two months. That was a mechanical outcome of the Index methodology, not a fundamental call, but it was a meaningful tailwind for the benchmark.
Positioning During the Period
M.D. Sass Concentrated Value ETF	PAGE 1	TSR-AR-75526L613

We got the sector call wrong. The Fund launched in March with no exposure to semiconductors, memory or tech hardware, the groups that led the Index for most of the year. That was the largest factor in the Fund’s results relative to its benchmark during the period.  In May, after months of research, we added exposure to semiconductors. The timing hurt. Positioning in semiconductors and software reversed sharply in July and August, so we were absent for much of the run and present for the reversal.  We want to be direct about this. Our process is built on a differentiated view of earnings power, not on sector rotation, and we will not always be positioned for the narrowest phases of a market. When we are wrong, our job is to say so, understand why, and hold ourselves to the same standard we apply to each thesis.
Portfolio Fundamentals
The businesses we own are performing well. Consensus revenue estimates for our holdings are up 5.4% year to date and  EBITDA estimates are up 5.6%. Recent earnings reports and industry conferences have been consistently confirmatory. Whatever the Fund’s relative results during the period, they did not come from deteriorating fundamentals across the portfolio.  The portfolio also offers attractive growth at a comparable price. On our estimates, the Fund trades at 16.1x 2028 earnings, versus 15.3x for the Index. For that similar multiple, we expect 22% earnings growth for our holdings against 10% for the Index. Put differently, the portfolio’s price per unit of growth is roughly half the Index’s, a price/earnings-to-growth (PEG) ratio of about 0.7 versus 1.5.  That is the combination we look for: good companies getting better, with estimates moving up, at a valuation that does not yet reflect it.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value (“NAV”) performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (03/03/2026)
M.D. Sass Concentrated Value ETF (at NAV)	-2.70
Russell 1000 Value Benchmark Total Return Index	16.47
Visit https://www.mdsassetf.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$76,563,080
Number of Holdings	22
Net Advisory Fee	$279,914
Portfolio Turnover	64%
M.D. Sass Concentrated Value ETF	PAGE 2	TSR-AR-75526L613

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Industrials	28.1%
Technology	13.2%
Health Care	12.5%
Consumer Discretionary	12.1%
Financials	9.6%
Materials	6.0%
Consumer Staples	5.7%
Energy	5.0%
Real Estate	4.9%
Cash & Other	2.9%

Top 10 Holdings	(% of Net Assets)
Amazon.com, Inc.	7.2%
Henry Schein, Inc.	6.6%
Capital One Financial Corp.	6.1%
Clean Harbors, Inc.	5.9%
Quest Diagnostics, Inc.	5.8%
Knight-Swift Transportation Holdings, Inc.	5.8%
Primo Brands Corp.	5.7%
AMETEK, Inc.	5.5%
Williams Cos., Inc.	5.0%
Somnigroup International, Inc.	4.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.mdsassetf.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
M.D. Sass Concentrated Value ETF	PAGE 3	TSR-AR-75526L613

Pathfinder Focused Opportunities ETF
PFOE (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Pathfinder Focused Opportunities ETF (the “Fund”) for the period of December 30, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Focused Opportunities ETF	$38	0.59%
*	Inception date of the Fund was December 30, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund returned -6.75% from inception (12/30/2025) through 8/31/2026, compared with a 12.31% total return for the S&P 500 Index. Market gains were concentrated in semiconductors and AI infrastructure, while software, consumer brands and media companies lagged. The Fund follows a concentrated, benchmark-agnostic strategy of 15 to 30 high-conviction holdings in high-quality companies and special situations, and currently holds 22 stocks, including U.S.-listed shares of international companies. That concentration worked against the Fund in this environment. Intuit, Universal Music Group and QXO were the largest detractors, together reducing relative return by about 11.7 percentage points, and the Fund did not own several of the period’s strongest benchmark stocks, including Micron, AMD and NVIDIA. Holdings in ASML and Taiwan Semiconductor were the largest contributors.

Top Contributors
↑	ASML
↑	TSM

Top Detractors
↓	INTU
↓	UNVGY
↓	QXO
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if any), management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pathfinder Focused Opportunities ETF	PAGE 1	TSR-AR-75526L688

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/30/2025)
Pathfinder Focused Opportunities ETF	-6.75
S&P 500 TR Index	12.31
Visit https://pathfinderetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$90,163,374
Number of Holdings	23
Net Advisory Fee	$328,597
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Information Technology	21.4%
Communication Services	19.5%
Health Care	17.6%
Financials	15.0%
Industrials	13.4%
Consumer Discretionary	10.7%
Cash & Other	2.4%

Top 10 Holdings	(% of Net Assets)
ASML Holding NV	6.1%
Spotify Technology SA	5.9%
MercadoLibre, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
IDEXX Laboratories, Inc.	5.0%
Netflix, Inc.	5.0%
Ferrovial NV	5.0%
Uber Technologies, Inc.	5.0%
Hermes International SCA	4.9%
Alphabet, Inc.	4.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://pathfinderetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pathfinder Focused Opportunities ETF	PAGE 2	TSR-AR-75526L688

Pathfinder Disciplined US Equity ETF
PFDE (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Pathfinder Disciplined US Equity ETF (the “Fund”) for the period of December 30, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Disciplined US Equity ETF	$42	0.59%
*	Inception date of the Fund was December 30, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
The Fund returned 13.06% from inception (12/30/2025) through 8/31/2026, ahead of the 12.31% total return of the S&P 500 Index. U.S. equities advanced during the period, led by semiconductors and AI infrastructure as AI capital spending accelerated, while software and consumer discretionary stocks lagged for much of the year. Rising oil prices and Treasury yields added volatility late in the period. The Fund uses a systematic, machine learning-powered process to select U.S. large-cap companies with strong momentum, high profitability and earnings growth potential, rebalanced weekly with a 1% to 5% tracking error target. The Fund currently holds 86 stocks. Overweights in memory and semiconductor companies, led by Micron, Sandisk and AMD, were the largest drivers of outperformance. Positions in Booking Holdings, Salesforce, HCA Healthcare and Meta Platforms detracted.

Top Contributors
↑	MU
↑	SNDK
↑	AMD

Top Detractors
↓	BKNG
↓	CRM
↓	HCA
↓	META
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if any), management fees and other expenses were deducted.
Pathfinder Disciplined US Equity ETF	PAGE 1	TSR-AR-75526L670

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/30/2025)
Pathfinder Disciplined US Equity ETF	13.06
S&P 500 TR Index	12.31
Visit https://pathfinderetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$165,468,240
Number of Holdings	89
Net Advisory Fee	$446,847
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors	(% of Net Assets)
Information Technology	39.8%
Consumer Discretionary	14.2%
Financials	13.7%
Health Care	9.3%
Industrials	7.4%
Communication Services	6.4%
Consumer Staples	3.1%
Energy	2.2%
Utilities	2.0%
Cash & Other	1.9%

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	10.2%
Apple, Inc.	6.2%
Amazon.com, Inc.	5.3%
Microsoft Corp.	5.0%
Broadcom, Inc.	3.5%
Micron Technology, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Mastercard, Inc.	2.5%
Johnson & Johnson	2.4%
Alphabet, Inc. - Class C	2.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://pathfinderetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pathfinder Disciplined US Equity ETF	PAGE 2	TSR-AR-75526L670

P/E Global Enhanced International Fund
Institutional Class | PEIEX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.peglobalenhancedinternationalfund.com/. You can also request this information by contacting us at 1-855-610-4766.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month period ended August 31, 2026, the Fund outperformed its benchmark, the MSCI EAFE Index Net (USD). As part of its investment objective to seek total returns, the Fund seeks to augment passive international equity exposures with active currency positions, providing a distinct, diversifying source of potential alpha within the space. More specifically, the Fund’s investment strategy seeks to combine the performance of 1) certain U.S. Dollar hedged global equity index futures and 2) the Advisor’s proprietary FX Strategy, which is focused on providing exposure to international currency markets.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven largely by MSCI EAFE futures, which posted strong performance during the period. FX Strategy performance was mainly driven by Euro, Australian Dollar, and Japanese Yen positioning.
POSITIONING
FX Strategy positioning remained net long USD during the period, driven by a variety of factors; specifically, growth and inflation. Factor contributors to growth include relative growth and economic surprise. Factor contributors to inflation include the inflation index and relative long end of the yield curve. Throughout a variety of market events, the fundamentals driving currency markets have remained consistent. U.S. growth consistently outpaced that of Europe and parts of Asia. Inflation, while volatile, remained high. And, with a few exceptions, central bank movements stabilized.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
P/E Global Enhanced International Fund	PAGE 1	TSR-AR-75526L100

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2022)
Institutional Class (without sales charge)	24.32	15.67
MSCI EAFE Index Net (USD)	21.62	17.96
Visit https://www.peglobalenhancedinternationalfund.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$37,847,234
Number of Holdings	13
Net Advisory Fee	$128,475
Portfolio Turnover (excludes derivatives)	32%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
iShares Core MSCI EAFE ETF	42.1%
Vanguard FTSE Developed Markets ETF	42.0%
MSCI EAFE Index	0.2%
Swiss Franc/US Dollar Cross Currency Rate Short	0.2%
Japanese Yen/US Dollar Cross Currency Rate Short	0.0%
Polish Zloty/US Dollar Cross Currency Rate Short	0.0%
New Zealand Dollar/US Dollar Cross Currency Rate Short	0.0%
Mexican Peso/US Dollar Cross Currency Rate Short	0.0%
Norwegian Krone/US Dollar Cross Currency Rate Short	0.0%
Swedish Krona/US Dollar Cross Currency Rate Short	0.0%

Component Risk Allocation (includes futures contracts)[1]	(% of Portfolio Risk)
Currencies	71.0%
Equities	29.0%
1	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.peglobalenhancedinternationalfund.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-610-4766, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
P/E Global Enhanced International Fund	PAGE 2	TSR-AR-75526L100

Penn Capital Short Duration High Income Fund
Institutional Class | PSHNX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Penn Capital Short Duration High Income Fund (the “Short Duration Fund”) generated a 5.41% return, outperforming its benchmark, ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index, which returned 5.03%, and the Bloomberg U.S. Aggregate Bond Total Return Index, which returned 1.89%.  The Short Duration Fund maintains an average portfolio maturity of three years or less and excludes CCC-rated bonds. Over the past year, higher rated bonds outperformed lower rated bonds. The portfolio benefited from strong security selection in Media, Retail and Energy. In Media, the Fund avoided Paramount subordinated bonds which underperformed following the announcement of the Warner Brothers acquisition. Bloomin’ Brands executed a turnaround in the Outback Steakhouse concept with a new menu and reinvestment in their restaurants. US focused oil companies rallied with higher prices due to limited Middle East production due to geopolitical conflict. The largest detractors from performance were Basic Industry, Technology and Utilities. In Basic Industry, Mercer International dealt with multiple challenges including lower pulp prices, higher input costs and US-Canada lumber tariffs. The Fund lagged in the Technology sector due to an underweight of legacy software companies due to AI disruption concerns. In Healthcare, Embecta dealt with lost market share with a major customer due to competitive pricing pressures.

Top Contributors
↑	Bloomin’ Brands, Inc. 5.125% 15-apr-2029
↑	Acadia Healthcare Company, Inc. 5.5% 01-jul-2028
↑	American Airlines, Inc. 7.25% 15-feb-2028
↑	Cco Holdings Capital Corp. 5.0% 01-feb-2028
↑	Pra Group, Inc. 8.375% 01-feb-2028

Top Detractors
↓	Cedar Fair Lp 5.25% 15-jul-2029
↓	Clearwater Paper Corporation 4.75% 15-aug-2028
↓	Wabash National Corporation 4.5% 15-oct-2028
↓	Embecta Corp. 5.0% 15-feb-2030
↓	Mercer International Inc. 12.875% 01-oct-2028
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Penn Capital Short Duration High Income Fund	PAGE 1	TSR-AR-707269882

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2017)
Institutional Class	5.41	4.94	4.00
Bloomberg U.S. Aggregate Bond Index	1.89	-0.29	1.61
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	5.03	4.51	4.57
Visit https://www.penncapital.com/mutual-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$19,635,066
Number of Holdings	84
Net Advisory Fee	-$44,652
Portfolio Turnover	62%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Acadia Healthcare Co., Inc.	3.1%
CCO Holdings LLC / CCO Holdings Capital Corp.	3.1%
American Airlines, Inc.	2.7%
OneMain Finance Corp.	2.3%
PRA Group, Inc.	2.2%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.	2.0%
Match Group Holdings II LLC	1.9%
Titan International, Inc.	1.8%
Popular, Inc.	1.8%
Herc Holdings, Inc.	1.6%

Top Sectors	(% of Net Assets)
Consumer Discretionary	25.0%
Financials	15.5%
Health Care	10.2%
Industrials	10.2%
Energy	9.5%
Communications	8.1%
Materials	8.1%
Technology	4.7%
Consumer Staples	1.3%
Cash & Other	7.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.penncapital.com/mutual-funds.
Penn Capital Short Duration High Income Fund	PAGE 2	TSR-AR-707269882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-302-7366, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Penn Capital Short Duration High Income Fund	PAGE 3	TSR-AR-707269882

Penn Capital Special Situations Small Cap Equity Fund
Institutional Class | PSCNX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-month fiscal period ended August 31, 2026, the Penn Capital Special Situations Small Cap Equity Fund (the “Special Situations Fund”) generated a 16.8% return, compared with a 20.1% return for its benchmark, the  Russell 3000 Total Return Index, underperforming by 3.3% and compared with a 24.5% return for its benchmark, the Bloomberg US 2000 Total Return Index, underperforming by 7.7%. Stock selection detracted from relative performance, particularly within the Health Care, Consumer Discretionary, and Communication Services sectors, while positive security selection in Information Technology and Industrials partially offset those results. Sector allocation was also a headwind, as underweights in Health Care and Consumer Discretionary, as well as an overweight in Communication Services, detracted from relative performance. These impacts were partially offset by the Fund’s overweight in Energy and underweight in Real Estate.
Top contributing sectors during the fiscal year were Information Technology, Industrials, and Energy. Within Information Technology, Applied Optoelectronics, a provider of optical networking products, was the Fund’s largest contributor after its shares appreciated more than 400%. Semiconductor equipment company ACM Research and digital LIDAR company Ouster also contributed meaningfully. Within Industrials, Dycom Industries and Modine Manufacturing benefited from demand related to communications infrastructure and data-center cooling, respectively, while freight broker RXO also contributed. Within Energy, Select Water Solutions, National Energy Services Reunited, Transocean, and Weatherford International were leading contributors, supported by strong share-price appreciation across the group amid higher oil prices.
The top detracting sectors during the fiscal year were Health Care, Consumer Discretionary, and Communication Services. Within Health Care, the Fund’s underweight relative to the sector’s strong benchmark performance detracted substantially; individual detractors included Alphatec Holdings, Harrow, and RadNet. In Consumer Discretionary, Capri Holdings, Genius Sports, and PENN Entertainment detracted, while the Fund’s overweight in the sector also negatively affected relative performance. Within Communication Services, Magnite, Gray Media, and Nexstar Media detracted, and the Fund’s overweight in the sector further weighed on relative results.

Top Contributors
↑	Applied Optoelectronics, Inc.
↑	ACM Research, Inc. Class A
↑	Dycom Industries, Inc.
↑	Modine Manufacturing Company
↑	Ligand Pharmaceuticals Incorporated
Penn Capital Special Situations Small Cap Equity Fund	PAGE 1	TSR-AR-707269304

Top Detractors
↓	Gates Industrial Corporation Ltd.
↓	Magnite, Inc.
↓	Genius Sports Limited
↓	Capri Holdings Limited
↓	PENN Entertainment, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	16.80	6.52	12.26
Russell 3000 Total Return Index	20.10	11.80	14.84
Bloomberg US 2000 Total Return Index	24.47	6.61	10.74
Visit https://www.penncapital.com/mutual-funds for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$90,573,966
Number of Holdings	82
Net Advisory Fee	$572,587
Portfolio Turnover	128%
Penn Capital Special Situations Small Cap Equity Fund	PAGE 2	TSR-AR-707269304

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Ligand Pharmaceuticals, Inc.	2.2%
Kiniksa Pharmaceuticals International PLC	2.2%
Mirum Pharmaceuticals, Inc.	2.1%
TG Therapeutics, Inc.	2.0%
Patterson-UTI Energy, Inc.	1.9%
Zeta Global Holdings Corp.	1.7%
Herc Holdings, Inc.	1.7%
Ouster, Inc.	1.6%
FB Financial Corp.	1.6%
Banc of California, Inc.	1.6%

Top Sectors	(% of Net Assets)
Health Care	17.9%
Industrials	14.8%
Consumer Discretionary	13.9%
Financials	13.1%
Information Technology	12.8%
Energy	12.0%
Communication Services	6.1%
Real Estate	4.3%
Materials	2.9%
Cash & Other	2.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.penncapital.com/mutual-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-302-7366, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Penn Capital Special Situations Small Cap Equity Fund	PAGE 3	TSR-AR-707269304

Torray Equity Income Fund
TORYX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about  Torray Equity Income Fund (the “Fund”) for the period of  September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://funds.torray.com/literature/. You can also request this information by contacting us at 1-800-626-9769.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Torray Equity Income Fund	$106	0.95%
HOW DID THE FUND PERFORM DURING THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Fund generated a total return of 22.85%, continuing to pursue its core mandate of capital growth combined with reliable, growing income. The Fund’s primary benchmark, the Morningstar US Large-Mid Cap Broad Value Index, delivered a total return of 25.30% over the same 12-month period. Fund performance across the full year saw leadership from positions in Information Technology, Health Care, and Energy sectors, where robust corporate fundamentals and defensive cash flows supported consistent dividend distributions. Conversely, macro headwinds, private credit concerns and cyclical shifts created persistent drag within Consumer Discretionary (housing) and Financial sectors.
Since our last update, the Fund added new positions in Alphabet Convertible Preferred (GOOGM), Accenture (ACN) and shares of Comcast (CMCSA), while selling full positions in Automatic Data Processing (ADP), JPMorgan (JPM) and Microsoft (MSFT).
To fund a large capital investment in AI compute capacity, Alphabet (GOOGL) announced the issuance of a mandatory convertible preferred shares (GOOGM) due in 2029 with a 3-year fixed dividend of 6.25%. We purchased the mandatory convertible preferred shares because they offer equity participation in Alphabet’s products and investments with a very attractive income component. We also initiated a position in Accenture (ACN). Caught up in the AI selloff, by our assessment, ACN presents exceptional financial strength and consistent capital returns at a deeply discounted valuation. Comcast (CMCSA) was purchased for our view of its strong free cash flow generation and high dividend yield amidst heavy market skepticism.
The Fund sold full positions of JPMorgan (JPM), Automatic Data Processing (ADP) and Microsoft (MSFT). Recent strength in financial markets helped drive JPM’s valuation multiple to nearly a 10-year high, narrowing its margin of safety. We chose to redeploy this capital. Microsoft, a recent addition to the portfolio, was sold simply because of a better offer from Alphabet (as detailed above).  ADP was sold due to concerns that rising competition, particularly AI-driven automation, are pressuring traditional payroll and software as service businesses, lowering retention/renewal rates and threatening margins and thus capital returns.
Wars and government policies can threaten innovation.  The recent increase in global insecurity is worrisome but, in our view, not yet exerting a major impact. We believe there is a long list of underlying risks from government sources actively affecting markets. The $40 trillion and growing mountain of US Federal Government debt is at an all-time high. We are also watching proposed public policy that, if enacted, could hurt capital formation. Inflation is another constant threat which requires strong central bank policy. While we are optimistic about U.S. financial markets looking through a long-term lens, these risks give us good reason to maintain caution.
Thank you for your continued investment in the Fund.
Torray Equity Income Fund	PAGE 1	TSR-AR-75526L506

Top Contributors
↑	Hewlett Packard Enterprise Conv Pfd Series C
↑	Phillips 66
↑	Texas Instruments Inc.
↑	Royalty Pharma Plc Class A
↑	Amgen Inc.

Top Detractors
↓	Intuit Inc.
↓	Lennar Corporation Class B
↓	Home Depot, Inc.
↓	Blackstone Inc.
↓	EOG Resources Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Torray Equity Income Fund	22.85	12.49	10.15
S&P 500 Total Return Index	20.38	12.79	15.37
Morningstar US Large-Mid Cap Broad Value Total Return USD Index	25.30	12.65	12.96
Visit https://funds.torray.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$382,231,049
Number of Holdings	23
Net Advisory Fee	$2,831,167
Portfolio Turnover	62%
Torray Equity Income Fund	PAGE 2	TSR-AR-75526L506

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
Broadcom, Inc.	5.8%
Alphabet, Inc. Conv. Pfd	5.4%
Accenture PLC - Class A	5.0%
Chevron Corp.	4.9%
Phillips 66	4.8%
Hewlett Packard Enterprise Co. Conv. Pfd Series C	4.8%
KKR & Co., Inc. Pfd	4.8%
Blackstone, Inc.	4.7%
Constellation Energy Corp.	4.7%
Pfizer, Inc.	4.7%

Top Sectors	(% of Net Assets)
Financials	20.4%
Information Technology	20.0%
Health Care	17.6%
Energy	14.1%
Communication Services	9.7%
Utilities	9.0%
Consumer Staples	4.6%
Real Estate	3.7%
Cash & Other	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.torrayfund.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-626-9769, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Torray Equity Income Fund	PAGE 3	TSR-AR-75526L506

Tweedy Browne Insider + Value ETF
COPY | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Tweedy Browne Insider + Value ETF (the “Fund”) for the period of  September 1, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at http://www.tweedyetfs.com/etf-overview. You can also request this information by contacting us at 1-203-703-0600.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tweedy Browne Insider + Value ETF	$93	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Despite ongoing geopolitical turmoil, stubbornly persistent inflation, rising interest rates, and mounting government deficits in many parts of the world, global equity markets continued their advance, producing strong returns for the Period. Corporate earnings generally remained resilient, and continued investment in artificial intelligence provided support for technology-related shares. At the same time, market participation broadened, with more value-oriented  non-U.S. equities, including smaller and medium capitalization shares, building on the improved relative performance that began in 2025.
In this generally robust environment for equities,  the Fund produced a strong absolute and relative return of 32.00%  at net asset value (NAV)  for the Period. This compares with a return of 20.37% for its primary unhedged benchmark, the MSCI World Index (in USD), and 21.62% for the currency hedged MSCI World Index (Hedged to USD) over the same period.
Beginning in mid-December 2025, the Fund adopted a hedged currency posture, which reduced the Fund’s sensitivity to foreign exchange movements. During the remainder of the fiscal year, the Fund’s currency hedges provided a modest benefit to performance, as gains from the hedges largely offset the negative impact of weakness in a number of foreign currencies against the U.S. dollar.
What Impacted Performance During the Period
On an absolute return basis, all of the Fund’s sector allocations contributed positively during the fiscal year, led by financials and energy holdings. Within these sectors, industries including banks and oil, gas & consumable fuels were particularly strong, while metals and mining holdings also made a meaningful contribution. Detractors included select financial services, passenger airlines, and building products holdings, although these declines were relatively modest compared with gains elsewhere in the portfolio.
The Fund also benefitted from its overweight to international equities, particularly more value-oriented non-U.S. equities as they outperformed their U.S. counterparts as measured by the S&P 500 during the year. At the country level, Canada, the United States, and the United Kingdom were among the largest contributors to Fund performance, while Italy, the Philippines, and Finland detracted. On a relative basis, the Fund benefited from its overweight positions and strong performance in energy and financials, while its significant underweight and relative underperformance in information technology was the principal detractor.
Tweedy Browne Insider + Value ETF	PAGE 1	TSR-AR-75526L860

Top Contributors
↑	Samsung Electronics
↑	DPM Metals
↑	First Resources
↑	UMS Integration
↑	Computacenter
↑	Boliden
↑	StoneX Group
↑	Sibanye Stillwater
↑	HF Sinclair
↑	Repsol

Top Detractors
↓	BFF Bank
↓	ProSiebenSat.1 Media
↓	FMC
↓	Jet2
↓	Semirara Mining and Power
↓	Intrum
↓	Douglas
↓	Stabilus
↓	LKQ
↓	MFE-MediaForEurope
HOW DID THE FUND PERFORM  SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund at inception. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/26/2024)
Tweedy Browne Insider + Value ETF NAV	32.00	32.81
MSCI World Index Net (USD)	20.37	19.26
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Tweedy Browne Insider + Value ETF	PAGE 2	TSR-AR-75526L860

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$419,557,092
Number of Holdings	229
Net Advisory Fee	$2,139,469
Portfolio Turnover	44%
Visit http://www.tweedyetfs.com/etf-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
First Resources Ltd.	1.5%
Bankinter SA	1.3%
Peyto Exploration & Development Corp.	1.1%
HF Sinclair Corp.	1.1%
Repsol SA	1.1%
IG Group Holdings PLC	1.0%
National Bank of Canada	0.9%
Norion Bank AB	0.9%
Hana Financial Group, Inc.	0.9%
Computacenter PLC	0.9%

Top Sectors	(% of Net Assets)
Consumer Discretionary	19.4%
Financials	16.8%
Industrials	10.9%
Energy	10.8%
Materials	8.8%
Communication Services	7.7%
Consumer Staples	7.0%
Health Care	5.5%
Information Technology	5.1%
Cash & Other	8.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.tweedyetfs.com/etf-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-800-432-4789, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Tweedy Browne Insider + Value ETF	PAGE 3	TSR-AR-75526L860

Tweedy, Browne International Insider + Value ETF
ICPY | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Tweedy, Browne International Insider + Value ETF (the “Fund”) for the period of  September 9, 2025, to August 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.tweedyetfs.com/international-insider-value-etf-overview. You can also request this information by contacting us at 1-203-703-0600.
WHAT WERE THE FUND COSTS FOR THE PERIOD? *  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Tweedy, Browne International Insider + Value ETF	$92	0.80%
*	Inception date of the Fund was September 9, 2025. Costs of a $10,000 investment in the Fund for a full annual period would have been higher.
**	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Developed international equity markets continued their advance, producing strong returns during the Period, extending the resurgence in  non-U.S. equities that began in 2025. European and Japanese equities contributed meaningfully to the advance, while more value-oriented international shares continued to fare well relative to U.S. equities. Results were not uniform, however, as investors weighed stubbornly persistent inflation, rising interest rates, mounting government deficits, and geopolitical turmoil against generally resilient corporate earnings and continued strength in technology-related investments.
In this generally robust environment for equities, the Fund produced a strong relative return of 34.51% at net asset value (NAV) for the Period. This compares with a return of 20.71% for its primary  unhedged benchmark, the MSCI EAFE Index (in USD), and 25.48% for the currency hedged MSCI EAFE Index (Hedged to USD) for the Period.
Beginning in mid-December 2025, the Fund adopted a hedged currency posture, which reduced the portfolio’s sensitivity to foreign exchange movements. During the remainder of the fiscal period, the Fund’s currency hedges provided a modest benefit to performance, as gains from the hedges largely offset the negative impact of weakness in a number of foreign currencies against the U.S. dollar.
What Impacted Performance During the Period
On an absolute return basis, all of the Fund’s sector allocations contributed positively during the Period, led by financials, information technology, and energy holdings. Within these sectors, industries including banks and oil, gas & consumable fuels were particularly strong, while metals and mining holdings also made a meaningful contribution. Detractors included select financial services, passenger airlines, and construction materials holdings, although these declines were relatively modest compared with gains elsewhere in the portfolio.
At the country level, Canada, the United Kingdom, and South Korea were among the largest contributors to Fund performance, while Italy, the Philippines, and Ireland detracted. On a relative basis, energy, consumer discretionary, and materials were the largest positive sector contributors, while industrials and health care were the principal detractors.
Tweedy, Browne International Insider + Value ETF	PAGE 1	TSR-AR-75526L761

Top Contributors
↑	Samsung Electronics
↑	First Resources
↑	UMS Integration
↑	DPM Metals
↑	Computacenter
↑	Boliden
↑	Repsol
↑	Banco Santander
↑	Power Corporation of Canada
↑	X-Fab Silicon Foundries

Top Detractors
↓	BFF Bank
↓	Semirara Mining and Power
↓	ProsiebenSat.1 Media
↓	Jet2
↓	Intrum
↓	MFE-MediaForEurope
↓	Stabilus
↓	TF1
↓	Gestamp Automoción
↓	Douglas
HOW DID THE FUND PERFORM  SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund at inception. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2025)
Tweedy, Browne International Insider + Value ETF NAV	34.51
MSCI EAFE Index Net (USD)	20.71
Visit https://www.tweedyetfs.com/international-insider-value-etf-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Tweedy, Browne International Insider + Value ETF	PAGE 2	TSR-AR-75526L761

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$80,337,542
Number of Holdings	187
Net Advisory Fee	$306,958
Portfolio Turnover	46%
Visit https://www.tweedyetfs.com/international-insider-value-etf-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings	(% of Net Assets)
First Resources Ltd.	2.1%
Bankinter SA	1.8%
Peyto Exploration & Development Corp.	1.5%
Repsol SA	1.5%
IG Group Holdings PLC	1.4%
Hana Financial Group, Inc.	1.4%
Norion Bank AB	1.3%
Computacenter PLC	1.3%
National Bank of Canada	1.3%
Befesa SA	1.2%

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.8%
Financials	18.6%
Materials	12.0%
Industrials	11.7%
Communication Services	9.2%
Energy	7.4%
Consumer Staples	6.7%
Information Technology	3.7%
Utilities	1.9%
Cash & Other	7.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.tweedyetfs.com/international-insider-value-etf-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-800-432-4789, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Tweedy, Browne International Insider + Value ETF	PAGE 3	TSR-AR-75526L761

Twin Oak Endure ETF
Cboe BZX Exchange, Inc. | SPYA
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Twin Oak Endure ETF (the “Fund”) for the period of  September 1, 2025, to  August 31, 2026 (the “Period”). You can find additional information about the Fund at https://twinoaketfs.com/SPYA. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Twin Oak Endure ETF	$55	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2026, the Twin Oak Endure ETF returned 14.68% at NAV, compared to 13.13% for the  Cboe S&P 500 95-110 Collar Index (the “CLL Index”), the Fund’s primary benchmark, and 20.38% for the S&P 500 Index, the Fund’s broad-based benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Performance during the year was driven primarily by the Fund’s equity exposure — held through individual positions,  ETF holdings, and derivatives — while its hedging portfolio of calls and collars defined the risk profile. The Fund outperformed the CLL Index by 155 basis points over the fiscal year, reflecting the active portfolio management and the Fund’s discretion to vary hedge structure and strike placements.  Relative to the S&P 500 Index, the Fund lagged as of fiscal year-end. Equity markets moved steadily higher over the year, and the capped upside and cost of the hedging portfolio detracted from relative return — the expected trade-off of a risk-managed design. The Fund’s annualized standard deviation of 12.23% resulted in a Sharpe Ratio of 1.20.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund at inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	Since Inception (06/02/2025)
Twin Oak Endure ETF NAV	14.68	23.20
S&P 500 TR Index	20.38	31.41
Cboe S&P 500 95-110 Collar Index	13.13	21.34
Twin Oak Endure ETF	PAGE 1	TSR-AR-75526L811

Visit https://twinoaketfs.com/SPYA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$134,874,018
Number of Holdings	12
Net Advisory Fee Paid	$613,978
Portfolio Turnover Rate (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings (% of Net Assets)
Vanguard S&P 500 ETF	37.2%
Twin Oak Short Horizon Absolute Return ETF	33.6%
State Street SPDR S&P 500 ETF Trust	18.3%
United States Treasury Bill	7.4%
Citigroup Global Markets Holdings, Inc./United States	0.8%
GS Finance Corp.	0.6%
State Street SPDR S&P 500 ETF Trust	0.6%
State Street SPDR S&P 500 ETF Trust	0.6%
State Street SPDR S&P 500 ETF Trust	0.4%
State Street SPDR S&P 500 ETF Trust	0.1%

Security Type (% of Net Assets)
Exchange Traded Funds	89.0%
U.S. Treasury Securities	7.4%
Total Return Swaps	1.7%
Corporate Bonds	1.5%
Cash & Other	0.2%
Purchased Options	0.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/SPYA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Endure ETF	PAGE 2	TSR-AR-75526L811

Twin Oak Strategic Solutions ETF
Cboe BZX Exchange, Inc. | TOS
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Twin Oak Strategic Solutions ETF (the “Fund”) for the period of  January 27, 2026, to  August 31, 2026 (the “Period”). You can find additional information about the Fund at https://twinoaketfs.com/TOS. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Strategic Solutions ETF	$23**	0.35%
*	Annualized
**	Amount shown reflects the expenses of the Fund from January 27, 2026 (inception date) through August 31, 2026. The costs of a $10,000 investment in the Fund for a full annual period would have been higher.
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the period from the Fund’s inception on January 27, 2026 through August 31, 2026, the Twin Oak Strategic Solutions ETF returned 18.30% at NAV, compared to 10.90% for the S&P 500 Index, the Fund’s broad-based benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Outperformance was driven primarily by security selection and the Fund’s allocation to its “AI Beneficiaries” theme. The Fund is managed as a high-conviction, concentrated portfolio with an active share of 83% relative to the Index (as of 8/31/2026), and its results over the period reflected the contribution of individual position selection rather than sector or market exposure.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund at inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (01/27/2026)
Twin Oak Strategic Solutions ETF NAV	18.30
S&P 500 TR Index	10.90
Visit https://twinoaketfs.com/TOS for more recent performance information.
Twin Oak Strategic Solutions ETF	PAGE 1	TSR-AR-75526L639

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$155,192,714
Number of Holdings	25
Net Advisory Fee Paid	$296,766
Portfolio Turnover Rate (excludes derivatives)	19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings (% of Net Assets)
ASML Holding NV	10.1%
NVIDIA Corp.	9.7%
SK hynix, Inc.	9.4%
Dimensional International Small Cap Value ETF	9.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Coherent Corp.	6.7%
Union Pacific Corp.	6.4%
Avantis International Small Cap Value ETF	5.8%
Amazon.com, Inc.	5.2%
Constellation Energy Corp.	5.0%

Security Type (% of Net Assets)
Common Stocks	78.4%
Exchange Traded Funds	20.7%
Cash & Other	1.4%
Written Options	-0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/TOS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Strategic Solutions ETF	PAGE 2	TSR-AR-75526L639

Twin Oak Active Opportunities III ETF
Cboe BZX Exchange, Inc. | TOAO
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Twin Oak Active Opportunities III ETF (the “Fund”) for the period of  April 23, 2026, to  August 31, 2026 (the “Period”). You can find additional information about the Fund at https://twinoaketfs.com/TOAO. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Active Opportunities III ETF	$11**	0.30%
*	Annualized
**	Amount shown reflects the expenses of the Fund from April 23, 2026 (inception date) through August 31, 2026. The costs of a $10,000 investment in the Fund for a full annual period would have been higher.
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
From the Fund’s inception on April 23, 2026 through August 31, 2026, the Twin Oak Active Opportunities III ETF returned 8.77% at NAV, compared to 3.85% for the 50% S&P 500 Index / 50% Bloomberg U.S. Aggregate Bond Index blend, the Fund’s primary benchmark, and 8.56% for the S&P 500 Index, the Fund’s broad-based benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
Given the brevity of the Period, the Fund’s results are not indicative of the strategy’s long-term risk or return characteristics.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund at inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (04/23/2026)
Twin Oak Active Opportunities III ETF NAV	8.77
S&P 500 TR Index	8.56
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index	3.85
Visit https://twinoaketfs.com/TOAO for more recent performance information.
Twin Oak Active Opportunities III ETF	PAGE 1	TSR-AR-75526L787

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$443,339,061
Number of Holdings	48
Net Advisory Fee Paid	$455,317
Portfolio Turnover Rate (excludes derivatives)	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Holdings (% of Net Assets)
Crowdstrike Holdings, Inc.	8.7%
Amazon.com, Inc.	7.2%
ASML Holding NV	6.1%
NVIDIA Corp.	6.1%
Broadcom, Inc.	5.7%
Microsoft Corp.	5.4%
Safran SA	5.0%
Airbus SE	4.7%
Cloudflare, Inc.	4.7%
Shopify, Inc.	4.7%

Security Type (% of Net Assets)
Common Stocks	102.1%
Cash & Other	2.3%
Exchange Traded Funds	2.3%
Purchased Options	1.2%
Written Options	-7.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/TOAO.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Active Opportunities III ETF	PAGE 2	TSR-AR-75526L787

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has made amendments to its code of ethics during the period covered by this report, including clarifying which of the registrant’s officers are covered. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Gregory P. Chandler, Nicholas A. Giordano and Martha A. Tirinnanzi are the registrant’s audit committee financial experts and each of them is “independent” as defined in Item 3 of form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$177,800	$86,000
Tait, Weller & Baker	$33,800	$33,000
Cohen & Co	$157,500	$87,500

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were related to review of semi-annual reports for Tait, Weller & Baker and Cohen & Co. were as follows:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$1,000	$1,000
Cohen & Co	$2,400	$900

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were related to federal and state tax return review and excise distribution review and were as follows:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$43,140	$24,000
Tait, Weller & Baker	$7,200	$7,000
Cohen & Co	$35,500	$15,500

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$0	$0
Tait, Weller & Baker	$0	$0
Cohen & Co	$0	$0

(e)(1) Pre-Approval of Audit and Permitted Non-Audit Services

1.	Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.	Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.	Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers LLP	$43,140	$24,000
Tait, Weller & Baker	$8,200	$8,000
Cohen & Co	$37,900	$16,400

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

Advent Convertible Bond ETF

Ticker: ACVT

A series of The RBB Fund Trust

Advent Convertible Bond ETF

Schedule of Investments

AUGUST 31, 2026

	Par	Value
CONVERTIBLE BONDS — 87.1%
Aerospace & Defense — 1.3%
AeroVironment, Inc., 0.00%, 07/15/2030 (a)	$665,000	$607,976

Automobiles — 3.3%
Rivian Automotive, Inc., 4.63%, 03/15/2029	938,000	1,075,769
Winnebago Industries, Inc., 3.25%, 01/15/2030	440,000	407,440
		1,483,209
Banks — 3.2%
Barclays Bank PLC, 1.00%, 02/16/2029	1,300,000	1,456,065

Biotechnology — 3.3%
Alnylam Pharmaceuticals, Inc., 1.00%, 09/15/2027	710,000	768,575
Bridgebio Pharma, Inc., 2.25%, 02/01/2029	275,000	304,535
Celcuity, Inc., 0.25%, 08/01/2032	425,000	442,807
		1,515,917
Broadline Retail — 1.9%
Etsy, Inc., 0.13%, 09/01/2027	885,000	842,962

Capital Markets — 3.6%
Coinbase Global, Inc., 0.00%, 10/01/2032 (a)	1,921,000	1,641,014

Commercial Services & Supplies — 1.0%
Tetra Tech, Inc., 2.25%, 08/15/2028	383,000	432,886

Consumer Finance — 1.3%
Upstart Holdings, Inc., 0.00%, 02/15/2032 (a)	868,000	613,676

Electric Utilities — 4.6%
PG&E Corp., 4.25%, 12/01/2027	1,240,000	1,227,910
Southern Co., 3.25%, 06/15/2028	879,000	868,892
		2,096,802
Electrical Equipment — 1.2%
Array Technologies, Inc.
1.00%, 12/01/2028	245,000	220,794
2.88%, 07/01/2031	343,000	317,618
		538,412
Financial Services — 3.5%
Global Payments, Inc., 1.50%, 03/01/2031	754,000	702,728
Shift4 Payments, Inc., 0.50%, 08/01/2027	917,000	881,512
		1,584,240
Food Products — 1.5%
Post Holdings, Inc., 2.50%, 08/15/2027	$651,000	$664,346

Ground Transportation — 3.1%
Lyft, Inc., 0.63%, 03/01/2029	774,000	846,872
Uber Technologies, Inc., 0.00%, 05/15/2028 (a)	520,000	554,320
		1,401,192
Health Care Equipment & Supplies — 7.0%
Alphatec Holdings, Inc., 0.75%, 03/15/2030	910,000	888,433
Dexcom, Inc., 0.38%, 05/15/2028	655,000	627,326
Enovis Corp., 3.88%, 10/15/2028	593,000	582,682
IRhythm Holdings, Inc., 1.50%, 09/01/2029	401,000	440,699
Omnicell, Inc., 1.00%, 12/01/2029	649,000	653,868
		3,193,008
Hotels, Restaurants & Leisure — 8.8%
DoorDash, Inc., 0.00%, 05/15/2030 (a)	1,185,000	1,268,839
DraftKings Holdings, Inc., 0.00%, 03/15/2028 (a)	893,000	833,347
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	831,000	822,690
NCL Corp. Ltd., 0.88%, 04/15/2030	564,000	546,375
Shake Shack, Inc., 0.00%, 03/01/2028 (a)	586,000	546,445
		4,017,696
Household Durables — 1.4%
Meritage Homes Corp., 1.75%, 05/15/2028	643,000	634,319

Interactive Media & Services — 2.0%
Snap, Inc., 0.50%, 05/01/2030	1,074,000	897,596

Life Sciences Tools & Services — 1.8%
Repligen Corp., 1.00%, 12/15/2028	291,000	332,031
Tempus AI, Inc., 0.75%, 07/15/2030	450,000	497,813
		829,844
Multi-Utilities — 2.9%
CenterPoint Energy, Inc., 3.00%, 08/01/2028	650,000	660,887
WEC Energy Group, Inc., 3.38%, 06/01/2028	649,000	654,030
		1,314,917

The accompanying notes are an integral part of the financial statements.
1

Advent Convertible Bond ETF

Schedule of Investments (Concluded)

AUGUST 31, 2026

	Par	Value
Oil, Gas & Consumable Fuels — 2.0%
Northern Oil & Gas, Inc., 3.63%, 04/15/2029	$881,000	$918,531

Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/2029	547,000	506,249

Professional Services — 1.4%
Parsons Corp., 2.63%, 03/01/2029	655,000	639,477

Semiconductors & Semiconductor Equipment — 8.0%
Enphase Energy, Inc., 0.00%, 03/01/2028 (a)	913,000	850,688
Microchip Technology, Inc., 0.75%, 06/01/2030	1,339,000	1,375,889
ON Semiconductor Corp., 0.50%, 03/01/2029	825,000	875,738
SiTime Corp., 0.00%, 06/15/2031 (a)	557,000	546,695
		3,649,010
Software — 12.3%
BILL Holdings, Inc., 0.00%, 04/01/2030 (a)	730,000	640,903
Box, Inc., 1.50%, 09/15/2029	431,000	464,834
Five9, Inc., 1.00%, 03/15/2029	448,000	417,222
Guidewire Software, Inc., 1.25%, 11/01/2029	397,000	449,007
Life360, Inc., 0.00%, 06/01/2030 (a)	465,000	437,449
MARA Holdings, Inc., 2.13%, 09/01/2031	281,000	277,347
Nutanix, Inc., 0.50%, 12/15/2029	358,000	393,370
Progress Software Corp., 3.50%, 03/01/2030	640,000	652,000
Rubrik, Inc., 0.00%, 06/15/2030 (a)	375,000	406,875
Strategy, Inc., 2.25%, 06/15/2032	905,000	1,021,745
Varonis Systems, Inc., 1.00%, 09/15/2029	450,000	438,863
		5,599,615
Specialty Retail — 2.2%
GameStop Corp., 0.00%, 06/15/2032 (a)	1,028,000	998,496

Technology Hardware, Storage & Peripherals — 3.4%
Super Micro Computer, Inc.
2.25%, 07/15/2028	$416,000	$439,400
3.50%, 03/01/2029	1,123,000	1,087,625
		1,527,025
TOTAL CONVERTIBLE BONDS
(Cost $39,045,462)		39,604,480

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 10.2%
Banks - 7.3%
Bank of America Corp., Series L, 7.25%, Perpetual	1,070	1,375,357
Wells Fargo & Co., Series L, 7.50%, Perpetual	1,729	1,978,010
		3,353,367
Interactive Media & Services - 2.9%
Alphabet, Inc., Series A, 6.25%, 05/15/2029	27,110	1,313,751
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,649,822)		4,667,118

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.6%
First American Government Obligations Fund - Class X, 3.59% (b)	1,619,127	1,619,127
TOTAL MONEY MARKET FUNDS
(Cost $1,619,127)		1,619,127

TOTAL INVESTMENTS - 100.9%
(Cost $45,314,411)		45,890,725
Liabilities in Excess of Other Assets - (0.9)%		(408,269)
TOTAL NET ASSETS - 100.0%		$45,482,456

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Zero coupon bonds make no periodic interest payments.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
2

Advent Convertible Bond ETF

Statement of Assets and Liabilities

As of August 31, 2026

Advent Convertible Bond ETF
ASSETS:
Investments, at value	$45,890,725
Receivable for fund shares sold	1,716,402
Interest receivable	165,673
Dividends receivable	35,311
Total assets	47,808,111

LIABILITIES:
Payable for investments purchased	2,306,765
Payable to Adviser	18,890
Total liabilities	2,325,655

NET ASSETS	$45,482,456

NET ASSETS CONSIST OF:
Paid-in capital	$44,979,492
Total distributable earnings	502,964
Total net assets	$45,482,456

Net assets	$45,482,456
Shares issued and outstanding (unlimited shares authorized without par value)	1,590,000
Net asset value per share	$28.61

COST:
Investments, at cost	$45,314,411

The accompanying notes are an integral part of the financial statements.
3

Advent Convertible Bond ETF

Statement of Operations

For the Year ended August 31, 2026

Advent Convertible Bond ETF
INVESTMENT INCOME:
Dividend income	$201,017
Interest income	406,329
Total investment income	607,346

EXPENSES:
Investment advisory fee	238,570
Total expenses	238,570
Fee waiver from Adviser	(44,732)
Net expenses	193,838
NET INVESTMENT INCOME	413,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(85,491)
In-kind redemptions	2,440,079
Net realized gain (loss)	2,354,588
Net change in unrealized appreciation (depreciation) on:
Investments	(132,209)
Net change in unrealized appreciation (depreciation)	(132,209)
Net realized and unrealized gain (loss)	2,222,379
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,635,887

The accompanying notes are an integral part of the financial statements.
4

Advent Convertible Bond ETF

Statements of Changes in Net Assets

	Year ended August 31, 2026	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$413,508	$159,837
Net realized gain (loss)	2,354,588	636,522
Net change in unrealized appreciation (depreciation)	(132,209)	708,523
Net increase (decrease) in net assets from operations	2,635,887	1,504,882

Distributions to Shareholders:
From earnings	(507,139)	(117,727)
Total distributions to shareholders	(507,139)	(117,727)

CAPITAL TRANSACTIONS(b):
Shares sold	34,049,920	31,101,406
Shares redeemed	(18,159,223)	(5,025,550)
Net increase (decrease) in net assets from capital transactions	15,890,697	26,075,856

NET INCREASE (DECREASE) IN NET ASSETS	18,019,445	27,463,011

NET ASSETS:
Beginning of the period	27,463,011	—
End of the period	$45,482,456	$27,463,011

SHARES TRANSACTIONS
Shares sold	1,220,000	1,220,000
Shares redeemed	(660,000)	(190,000)
Total increase (decrease) in shares outstanding	560,000	1,030,000

(a)	Inception date of the Fund was April 29, 2025.

(b)	Certain prior period numbers have been reclassified to conform with current period presentation.

The accompanying notes are an integral part of the financial statements.
5

Advent Convertible Bond ETF

Financial Highlights

Contained below is per share operating performance data for the Fund outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Period ended August 31, 2025(b)
PER SHARE DATA:
Net asset value, beginning of period	$26.66	$25.00

INVESTMENT OPERATIONS(a):
Net investment income(c)	0.38	0.16
Net realized and unrealized gain (loss) on investments(d)	2.03	1.62
Total from investment operations	2.41	1.78

LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.12)
Net realized gains	(0.06)	—
Total distributions	(0.46)	(0.12)

Net asset value, end of period	$28.61	$26.66

TOTAL RETURN(e)	9.13%	7.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,482	$27,463
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.80%	0.80%
After expense reimbursement/recoupment(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	1.39%	1.86%
Portfolio turnover rate(e)(g)	135%	69%

(a)	Certain prior period numbers have been reclassified to conform with current period presentation.
(b)	Inception date of the Fund was April 29, 2025.
(c)	Net investment income per share has been calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
6

Advent Convertible Bond ETF

Notes to Financial Statements

As of August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active investment portfolios, including the Advent Convertible Bond ETF (the “Fund”), which commenced investment operations on April 29, 2025.

The investment objective of the Fund is to provide a total return, from income and appreciation, by investing in U.S. convertible securities and U.S. Dollar-denominated (“USD”) convertible securities.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Fund has designated Advent Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$39,604,480	$—	$39,604,480
Convertible Preferred Stocks	4,667,118	—	—	4,667,118
Money Market Funds	1,619,127	—	—	1,619,127
Total Investments	$6,286,245	$39,604,480	$—	$45,890,725

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent trustees and counsel to the independent trustees and the officers of the Trust. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income, if any, monthly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue

8

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

ACTIVE MANAGEMENT RISK — The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Convertible Securities — Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities involve risks similar to those of both fixed income and equity securities. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

SYNTHETIC CONVERTIBLES RISK — A synthetic convertible is a convertible security with an underlying issuer which is not and does not own the conversion equity. The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value. Synthetic convertible securities may be structured to have features that limit the options of the holder or otherwise differ from those of traditional convertible securities. In addition, synthetic convertible securities may be more illiquid than traditional convertible securities.

CONVERTIBLE PREFERRED STOCK RISK — Convertible preferred stocks are share issuances of a company which rank above that of common stock, below that of most debt issuances, and provide the option to convert into common stock at predetermined times. Because convertible preferred stock ranks below most classes of debt, their value is subject to fluctuation should an issuer have difficulty paying interest or principal when due or other episodes that affect the market’s perception of the issuer’s creditworthiness. Convertible preferred stock may have longer maturities that raise interest rate risk, reduce the bond value of the security, and place more value on the equity option.

MANDATORY CONVERTIBLE BOND RISK — Mandatory convertible bonds have a required conversion to the underlying equity upon the maturity of the bond. Although they generally rank equal to traditional convertible bonds during their term, the required conversion to equity results in a greater level of variation in the security’s value at the end of the term. As a result, mandatory convertible bonds are also subject to the same types of market and issuer risks that apply to the underlying common stock.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Operating segments — Are components of an entity that engage in business activities and have discrete financial information available. Each series in the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

9

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

2. INVESTMENT ADVISER AND OTHER SERVICES

Advent Capital Management, LLC serves as the investment adviser to the Fund. Pursuant to the Advisory Agreement the Adviser is entitled to receive a unitary annual advisory fee equal to 0.80% of the Fund’s average daily net assets paid monthly in arrears. The Adviser has contractually agreed to waive its fee so as to limit the Fund’s current operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average daily net assets, of 0.65% (the “Expense Cap”). For purposes of this Expense Cap, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, if any, brokerage commissions, extraordinary items, interest, and taxes. The amount of such waived fees shall not be subject to recapture by the Adviser. This Expense Cap is in effect until December 31, 2027 and may not be terminated without the approval of the Board.

Fund	ADVISORY FEE
Advent Convertible Bond ETF	0.80%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund.

Fund Services serves as the Fund’s transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Fund	PURCHASES	SALES
Advent Convertible Bond ETF	$ 64,537,260	$ 34,267,645

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Fund were as follows:

Fund	PURCHASES	SALES
Advent Convertible Bond ETF	$ —	$ 11,589,747

4. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).

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Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Fund	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Advent Convertible Bond ETF	$ 45,384,348	$ 1,025,026	$ (518,649)	$ 506,377

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and a 305(c) deemed dividend adjustment.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRY FORWARD	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL ACCUMULATED GAIN/(LOSS)
Advent Convertible Bond ETF	$ 26,421	$ —	$ (29,834)	$ 506,377	$ 502,964

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

11

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (concluded)

As of August 31, 2026

The following permanent differences as of August 31, 2026, primarily attributable to distribution, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/ (LOSS)	PAID-IN CAPITAL
Advent Convertible Bond ETF	$(2,426,093)	$2,426,093

The tax character of dividends and distributions paid during the fiscal periods ended August 31 was as follows:

FUND		ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Advent Convertible Bond ETF	2026	$507,139	$—	$507,139
	2025	117,727	—	117,727

As of August 31, 2026, the Advent Convertible Bond ETF had $29,834 of short-term capital loss carryforward, and no long-term capital loss carryforward. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31 as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. During the current fiscal period, the Fund had utilized $0 of carryforward capital losses.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Fund paid the following distribution:

Fund	RECORD DATE	Ex Date	Pay Date	Distribution Rate per share
Advent Convertible Bond ETF	9/28/2026	9/28/2026	9/29/2026	0.03000000
Advent Convertible Bond ETF	10/27/2026	10/27/2026	10/28/2026	0.03000000

12

Advent Convertible Bond ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund Trust and Shareholders of Advent Convertible Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Advent Convertible Bond ETF (one of the funds constituting The RBB Fund Trust, referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026 and the statements of changes in net assets and the financial highlights for the year ended August 31, 2026 and for the period April 29, 2025 (inception date) through August 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year ended August 31, 2026, and the changes in its net assets and the financial highlights for the year ended August 31, 2026 and for the period April 29, 2025 (inception date) through August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Advent Capital Management, LLC since 2003.

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Advent Convertible Bond ETF

Other Information

As of august 31, 2026 (unaudited)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 617-0004 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.adventetf.com.

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Advent Convertible Bond ETF

TAX INFORMATION

As of august 31, 2026 (unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ended August 31, 2026. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 37.84% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was 37.84% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 11.54%.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their information reporting.

15

Advent Convertible Bond ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As of august 31, 2026 (unaudited)

As required by the 1940 Act, the Board of the Trust, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Advent Capital Management, LLC (“Advent”) and the Trust on behalf of the Advent Convertible Bond ETF (the “Fund”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangements. In approving the Investment Advisory Agreement, the Board considered information provided by Advent with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement between the Trust and Advent with respect to the Fund, the Trustees took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Advent and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Advent were present. Among other things, the Trustees considered (i) the nature, extent, and quality of Advent’s services provided to the Fund; (ii) descriptions of the experience and qualifications of Advent’s personnel providing those services; (iii) Advent’s investment philosophies and processes; (iv) Advent’s assets under management and client descriptions; (v) Advent’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Advent’s advisory fee arrangement with the Trust and other similarly managed clients; (vii) Advent’s compliance policies and procedures; (viii) Advent’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Advent. The Trustees concluded that Advent had substantial resources to provide services to the Fund and that Advent’s services had been acceptable.

The Trustees also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the three-month and since inception periods ended December 31, 2025. The Trustees considered the Fund’s investment performance in light of its investment objective and investment strategies. The Trustees concluded that the investment performance of the Fund as compared to its benchmark and Peer Group was acceptable.

The Trustees noted that the Fund outperformed its primary benchmark, the ICE BofA All Yield Alternatives US Convertible Index, for the three-month period ended December 31, 2025, and underperformed its benchmark for the since-inception period ended December 31, 2025. The Trustees noted that the Fund underperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group. The Trustees noted that the net advisory fee of the Fund ranked below the median and in the 1st quintile of its Peer Group, and the Fund’s total net expenses ranked below the median and in the 1st quintile of its Peer Group.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that Advent continued to be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of its own fees and resources.

16

Advent Convertible Bond ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)

As of august 31, 2026 (unaudited)

After reviewing the information regarding Advent’s costs, profitability and economies of scale, and after considering Advent’s services, the Trustees concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

17

Investment Adviser

Advent Capital Management, LLC
888 Seventh Avenue, 31st Floor
New York, NY 10019

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

MUFG Japan Small Cap Active ETF

A Series of

THE RBB FUND TRUST

(Ticker: NYSE Arca – MJSC)

Annual Financial Statements

August 31, 2026

MUFG Japan Small Cap Active ETF

Schedule of Investments

August 31, 2026

Sector Classification as of August 31, 2026	Value	% of Net Assets
Industrials	$6,533,714	28.4%
Information Technology	5,312,708	23.4
Financials	3,250,693	14.2
Consumer Discretionary	2,615,917	11.3
Materials	1,999,506	8.7
Consumer Staples	1,147,634	5.1
Communication Services	1,044,496	4.6
Health Care	420,820	1.8
Real Estate	351,630	1.5
Energy	155,410	0.7
Other Assets in Excess of Liabilities	58,826	0.3
	$22,891,354	100.0%

The accompanying notes are an integral part of the financial statements.
1

MUFG Japan Small Cap Active ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.7%
Japan — 99.7% (a)
ADEKA Corp.	8,500	$248,089
ALSOK Co. Ltd.	32,400	246,812
Amano Corp.	8,900	221,030
and ST HD Co. Ltd.	8,100	171,439
Anritsu Corp.	10,800	231,494
Asahi Intecc Co. Ltd.	10,300	243,157
Azbil Corp.	22,300	213,511
BuySell Technologies Co. Ltd.	18,900	375,763
Celsys, Inc.	19,700	240,922
Cosmo Energy Holdings Co. Ltd.	5,800	155,410
Cosmos Pharmaceutical Corp.	2,600	105,876
Cover Corp. (b)	13,400	140,717
CTI Engineering Co. Ltd.	11,500	232,960
CyberAgent, Inc.	18,100	153,577
Dai-Dan Co. Ltd.	15,800	272,576
Ferrotec Corp.	4,700	274,004
Fuji Corp.	10,000	446,727
Future Corp.	19,600	300,575
GMO Financial Gate, Inc.	6,300	260,766
GS Yuasa Corp.	6,300	211,216
Gunma Bank Ltd.	24,500	436,089
Hachijuni Nagano Bank Ltd.	29,500	501,996
Harmonic Drive Systems, Inc.	3,600	130,524
Haseko Corp.	16,000	290,354
Hirose Electric Co. Ltd.	1,800	292,326
Hoshizaki Corp.	4,800	171,236
Iida Group Holdings Co. Ltd.	17,100	254,313
INFRONEER Holdings, Inc.	26,300	470,187
Internet Initiative Japan, Inc.	12,100	256,707
Iyogin Holdings, Inc.	15,100	380,112
Japan Elevator Service Holdings Co. Ltd.	13,800	134,807
Japan Material Co. Ltd.	16,200	218,103
Japan Steel Works Ltd.	6,300	291,143
JINS Holdings, Inc.	3,900	146,285
Kakaku.com, Inc.	6,500	149,256
Kanadevia Corp.	21,400	158,930
Kandenko Co. Ltd.	9,500	326,651
Koei Tecmo Holdings Co. Ltd.	16,500	176,319
Kura Sushi, Inc.	7,500	82,188
Kureha Corp.	6,700	190,476
Kurita Water Industries Ltd.	6,900	349,332
Kyoto Financial Group, Inc.	8,900	278,043
Macnica Holdings, Inc.	18,900	439,081
Marui Group Co. Ltd.	9,900	180,927
Maruwa Co. Ltd.	700	233,195
Meidensha Corp.	5,300	393,945
Meiko Electronics Co. Ltd.	1,800	223,739
Mercari, Inc. (b)	9,300	269,807
Micronics Japan Co. Ltd.	4,300	345,734
MISUMI Group, Inc.	9,100	214,258

	Shares	Value
COMMON STOCKS — 99.7% (continued)
Japan — 99.7% (a) (continued)
Mitsui High-Tec, Inc.	14,300	$84,979
Mitsui Kinzoku Co. Ltd.	500	91,878
Miura Co. Ltd.	7,300	146,736
Monex Group, Inc.	22,900	106,545
Morinaga & Co. Ltd.	18,200	289,192
Morinaga Milk Industry Co. Ltd.	44,000	315,476
Musashi Seimitsu Industry Co. Ltd.	3,800	76,978
Nagase & Co. Ltd.	53,500	393,474
Namura Shipbuilding Co. Ltd.	6,100	184,877
Nifco, Inc.	6,300	209,086
Nihon Kohden Corp.	12,900	121,694
Nihon M&A Center Holdings, Inc.	30,100	129,187
Nippon Electric Glass Co. Ltd.	4,600	139,704
Nissui Corp.	32,300	257,983
NSD Co. Ltd.	6,300	116,852
OBIC Business Consultants Co. Ltd.	5,000	274,273
Oki Electric Industry Co. Ltd.	12,400	223,471
Osaka Soda Co. Ltd.	18,900	249,246
OSAKA Titanium Technologies Co. Ltd.	4,300	71,920
OSG Corp.	14,400	334,808
PAL GROUP Holdings Co. Ltd.	15,100	142,778
Park24 Co. Ltd.	19,200	241,300
Penta-Ocean Construction Co. Ltd.	27,700	252,465
PeptiDream, Inc. (b)	8,200	55,969
Persol Holdings Co. Ltd.	94,500	178,236
Raito Kogyo Co. Ltd.	12,300	295,379
Rakuten Bank Ltd. (b)	3,700	148,584
Saizeriya Co. Ltd.	8,700	385,710
San-A Co. Ltd.	8,500	179,107
Sansan, Inc.	21,500	311,403
Shizuoka Financial Group, Inc.	20,600	475,737
SHO-BOND Holdings Co. Ltd.	15,300	122,298
SKY Perfect JSAT Corp.	12,800	167,920
Sojitz Corp.	7,900	277,226
SUMCO Corp.	5,100	108,582
Sumitomo Bakelite Co. Ltd.	7,600	356,692
Taiyo Holdings Co. Ltd.	7,600	225,104
Taiyo Yuden Co. Ltd.	2,500	143,774
Tokuyama Corp.	9,400	237,332
Tokyo Century Corp.	20,900	352,707
Tokyo Ohka Kogyo Co. Ltd.	6,100	328,769
Tokyo Seimitsu Co. Ltd.	2,800	311,306
Tokyo Tatemono Co. Ltd.	16,300	351,630
Towa Corp.	10,800	158,116
Ulvac, Inc.	4,400	206,534
Visional, Inc. (b)	2,000	118,889

The accompanying notes are an integral part of the financial statements.
2

MUFG Japan Small Cap Active ETF

Schedule of Investments (concluded)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.7% (continued)
Japan — 99.7% (a) (continued)
West Holdings Corp.	9,000	$147,938
TOTAL COMMON STOCKS
(Cost $19,942,601)		22,832,528

TOTAL INVESTMENTS — 99.7%
(Cost $19,942,601)		22,832,528
Other Assets in Excess of Liabilities — 0.3%		58,826
TOTAL NET ASSETS — 100.0%		$22,891,354

Percentages are stated as a percent of net assets.

(a)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
3

MUFG Japan Small Cap Active ETF

Statement of Assets and Liabilities

As of August 31, 2026

MUFG JAPAN SMALL CAP ACTIVE ETF
ASSETS:
Investments, at value	$22,832,528
Receivable from Adviser	82,122
Dividends receivable	31,552
Cash and cash equivalents	25,915
Foreign currency, at value	4,985
Deferred offering cost	4,029
Dividend tax reclaims receivable	1,980
Interest receivable	70
Total assets	22,983,181

LIABILITIES:
Payable for fund administration and accounting fees	28,500
Payable for audit fees	28,050
Payable for printing fees	20,842
Payable for custody fees	7,800
Payable for expenses and other liabilities	6,635
Total liabilities	91,827

NET ASSETS	$22,891,354

NET ASSETS CONSIST OF:
Paid-in capital	$19,268,928
Total distributable earnings	3,622,426
Total net assets	$22,891,354

Net assets	$22,891,354
Shares issued and outstanding (unlimited shares authorized without par value)	370,000
Net asset value per share	$61.87

COST:
Investments, at cost	$19,942,601
Foreign currency, at cost	4,934

The accompanying notes are an integral part of the financial statements.
4

MUFG Japan Small Cap Active ETF

Statement of Operations

For the period ended August 31, 2026

MUFG JAPAN SMALL CAP ACTIVE ETF(a)
INVESTMENT INCOME:
Dividend income	$483,167
Less: dividend withholding taxes	(65,926)
Interest income	2,153
Total investment income	419,394

EXPENSES:
Investment advisory fee	151,435
Fund administration and accounting fees	56,859
Organizational costs	43,984
Reports to shareholders	30,760
Audit fees	28,050
Custodian fees	8,189
Other expenses and fees	9,529
Total expenses	328,806
Fee waiver from Adviser	(126,994)
Net expenses	201,812

NET INVESTMENT INCOME	217,582

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	614,837
In-kind redemptions	940,660
Foreign currency transactions	(21,329)
Net realized gain (loss)	1,534,168
Net change in unrealized appreciation (depreciation) on:
Investments	2,889,927
Foreign currency translation	395
Net change in unrealized appreciation (depreciation)	2,890,322
Net realized and unrealized gain (loss)	4,424,490
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,642,072

(a)	Inception date of the Fund was September 16, 2025.

The accompanying notes are an integral part of the financial statements.
5

MUFG Japan Small Cap Active ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED AUGUST 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$217,582
Net realized gain (loss)	1,534,168
Net change in unrealized appreciation (depreciation)	2,890,322
Net increase (decrease) in net assets from operations	4,642,072

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(130,718)
Total distributions to shareholders	(130,718)

CAPITAL TRANSACTIONS:
Shares sold	23,595,938
Shares redeemed	(5,215,938)
Net increase (decrease) in net assets from capital transactions	18,380,000

NET INCREASE (DECREASE) IN NET ASSETS	22,891,354

NET ASSETS:
Beginning of the period	—
End of the period	$22,891,354

SHARES TRANSACTIONS
Shares sold	460,000
Shares redeemed	(90,000)
Total increase (decrease) in shares outstanding	370,000

(a)	Inception date of the Fund was September 16, 2025.

The accompanying notes are an integral part of the financial statements.
6

MUFG Japan Small Cap Active ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

FOR THE PERIOD ENDED AUGUST 31, 2026(A)
PER SHARE DATA:
Net asset value, beginning of period	$50.44

INVESTMENT OPERATIONS:
Net investment income(b)	0.57
Net realized and unrealized gain (loss) on investments (c)	11.19
Total from investment operations	11.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)
Total distributions	(0.33)
Net asset value, end of period	$61.87

TOTAL RETURN (d)	23.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,891
Ratio of expenses to average net assets:
Before expense waiver (e)	1.63%
After expense waiver (e)	1.00%
Ratio of net investment income (loss) to average net assets (e)	1.08%
Portfolio turnover rate (d)(f)	23%

(a)	Inception date of the Fund was September 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
7

MUFG Japan Small Cap Active ETF

Notes to Financial Statements

As of August 31, 2026

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (“RBB or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active separate investment portfolios, including the MUFG Japan Small Cap Active ETF (the “Fund”), which commenced investment operations on September 16, 2025.

The investment objective of the Fund is to seek long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Fund is since inception on September 16, 2025 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Clearbrook Investment Consulting LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$22,832,528	$—	$—	$22,832,528
Total Investments	$22,832,528	$—	$—	$22,832,528

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”) a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

9

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

EQUITY SECURITIES — Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The Fund primarily invests in equity securities of small-cap companies domiciled in or conducting a significant portion of their business activities in Japan.

SMALL-CAP AND MEDIUM CAP STOCKS — The Fund may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

LARGE SHAREHOLDER PURCHASE AND REDEMPTION RISK — The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and the Fund have entered into a fee waiver and/or expense reimbursement arrangement.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on portfolio composition, total returns, expense ratios and changes in net assets of each series of the Trust, including the Fund which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

10

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Clearbrook Investment Consulting LLC, (“Clearbrook” or the “Adviser”) serves as the investment adviser to the Fund. Mitsubishi UFJ Trust and Banking Corporation serves as sub-adviser to the Fund (“Sub-Adviser” or “Mitsubishi”) and Exchange Traded Concepts, LLC serves as trading adviser to the Fund (“Trading Adviser” or “ETC”). The Fund compensates the Adviser for its services at an annual rate of 0.75% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears.

Subject to the oversight of the Board of Trustees, the Adviser is responsible for the overall management of the Fund, including overseeing the activities of the Sub-Adviser and the Trading Adviser and recommending their hiring, termination, and replacement.

The Sub-Adviser provides investment advisory services to the Fund, including advising the Adviser with respect to the investment and reinvestment of the Fund’s assets in accordance with the Fund’s investment objective, policies and restrictions, and any guidelines established by the Adviser.

The Trading Adviser is responsible for executing portfolio transactions on behalf of the Fund, including the purchase, retention and disposition of portfolio securities, subject to the supervision of the Adviser and the Board and in accordance with the Fund’s investment objective, policies and restrictions.

The Adviser compensates the Sub-Adviser and the Trading Adviser for their services.

Effective June 1, 2026, the Adviser has contractually agreed to waive its fee so as to limit the Fund’s current operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 1.00% (the “Expense Cap”). Prior to June 1, 2026 there was a voluntary wavier of 0.67% in effect. For purposes of this Expense Cap, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, 12b-1 fees (if any), brokerage commissions, extraordinary items, interest, and taxes. This Expense Cap is in effect until December 31, 2027 but may be terminated by the Board at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser. If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is not entitled to reimbursement by the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

11

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. During the reporting period, the Fund did not pay any Trustee and Officer compensation.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
MUFG Japan Small Cap Active ETF	$9,677,674	$4,821,197

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
MUFG Japan Small Cap Active ETF	$18,624,212	$5,093,585

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. The Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

6. Securities Lending

The Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail

12

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of August 31, 2026

financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. The Fund may not make loans in excess of 33 1/3% of the value of its total assets. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Fund’s securities lending agent. During the current fiscal period, the Fund did not engage in securities lending.

7. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid during the fiscal period ended August 31, 2026 was as follows:

2026
ORDINARY INCOME	LONG-TERM GAINS	FOREIGN TAX CREDIT	TOTAL
$ 130,718	$—	$65,926	$196,642

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL
$ 851,618	$—	$—	$—	$—	$2,770,808	$3,622,426

As of August 31, 2026, the Fund had $0 of carry forward capital losses. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31 as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. During the current fiscal period, the Fund had utilized $0 of carry forward capital losses.

The cost basis of investments for federal income tax purposes at August 31, 2026, the Fund’s most recently completed fiscal year end, were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$ 20,062,116	$3,965,935	$(1,195,127)	$2,770,808

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and PFIC adjustments.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes

13

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of August 31, 2026

may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund.

The following permanent differences as of August 31, 2026, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
$ (888,928)	$888,928

8. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

14

MUFG Japan Small Cap Active ETF

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The RBB Fund Trust and Shareholders of MUFG Japan Small Cap Active ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of MUFG Japan Small Cap Active ETF (one of the funds constituting The RBB Fund Trust, referred to hereafter as the “Fund”) as of August 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 16, 2025 (inception date) through August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period September 16, 2025 (inception date) through August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Clearbrook Investment Consulting LLC since 2026.

15

MUFG Japan Small Cap Active ETF

NOTICE TO SHAREHOLDERS

As of August 31, 2026

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.mufgetfs.com.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 45.75% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their information reporting.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any. The Fund passed through foreign tax credits of $65,926 and earned $483,167 of gross foreign source income during the fiscal year.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Clearbrook and the Trust on behalf of the MUFG Japan Small Cap Active ETF (the “Fund”), (2) the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, Clearbrook and Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi”), and (3) the renewal of the trading advisory agreement (the “Trading Advisory Agreement”) among the Trust, Clearbrook and Exchange Traded Concepts, LLC (“ETC”) at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement the Board considered information provided by Clearbrook, Mitsubishi, and ETC with the assistance and advice of counsel to the Independent Trustees and the Trust.

16

MUFG Japan Small Cap Active ETF

NOTICE TO SHAREHOLDERS (concluded)

As of August 31, 2026

In considering the renewal of the Investment Advisory Agreement between the Trust and Clearbrook with respect to the Fund, the Sub-Advisory Agreement among the Trust, Clearbrook and Mitsubishi with respect to the Fund, and the Trading Advisory Agreement among the Trust, Clearbrook and ETC with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Clearbrook, Mitsubishi, and ETC, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Clearbrook, Mitsubishi, or ETC were present. Among other things, the Trustees considered (i) the nature, extent, and quality of services provided to the Fund by Clearbrook, Mitsubishi, and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Clearbrook’s, Mitsubishi’s, and ETC’s investment philosophies and processes; (iv) Clearbrook’s, Mitsubishi’s, and ETC’s assets under management and client descriptions; (v) Clearbrook’s, Mitsubishi’s, and ETC’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Clearbrook’s, Mitsubishi’s, and ETC’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) Clearbrook’s, Mitsubishi’s, and ETC’s compliance procedures; (viii) Clearbrook’s, Mitsubishi’s, and ETC’s financial information, insurance coverage, and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Clearbrook, Mitsubishi, and ETC. The Trustees concluded that Clearbrook, Mitsubishi, and ETC had substantial resources to provide services to the Fund, and that Clearbrook’s, Mitsubishi’s, and ETC’s services had been acceptable.

The Trustees also considered the investment performance of the Fund, and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month and since inception periods ended December 31, 2025.

The Trustees noted that the Fund outperformed its benchmark, the MSCI Japan Small Cap Index, for the three-month and since inception periods ended December 31, 2025. The Trustees noted that the Fund underperformed the median of its Peer Group for the three-month and since inception periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Trustees noted that the Fund’s net advisory fee was above the median of its Peer Group and ranked in the 3rd quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 3rd quintile of its Peer Group.

The Trustees also considered the fees payable to Mitsubishi and ETC under the Sub-Advisory Agreement and Trading Advisory Agreement, respectively, and the information provided by Clearbrook on the services provided by Mitsubishi and ETC. In this regard, the Trustees noted that the fees for Mitsubishi and ETC were paid directly by Clearbrook and not by the Fund.

After reviewing the information regarding Clearbrook’s, Mitsubishi’s, and ETC’s costs, profitability and economies of scale, and after considering the services to be provided by Clearbrook, Mitsubishi, and ETC, the Trustees concluded that the investment advisory fees to be paid by the Fund to Clearbrook, the sub-advisory fees to be paid by Clearbrook to Mitsubishi, and the trading advisory fees to be paid by Clearbrook to ETC were fair and reasonable and that the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

17

INVESTMENT ADVISER

Clearbrook Investment Consulting LLC
21 West 46th Street, Suite 1507
New York, NY 10036

INVESTMENT SUB-ADVISER

Mitsubishi UFJ Trust and Banking Corporation
1-4-5, Marunouchi, Chiyoda-ku
Tokyo, Japan 100-8212

INVESTMENT TRADING ADVISER

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Annual Financial Statements

First Eagle Global Equity ETF

(New York Stock Exchange – FEGE)

First Eagle Overseas Equity ETF

(New York Stock Exchange – FEOE)

Each a series of The RBB Fund Trust

August 31, 2026

First Eagle Global Equity ETF

Schedule of Investments

AUGUST 31, 2026

	Value	% of Net Assets
Consumer Staples	$378,387,156	14.9%
Financials	349,531,300	13.8
Health Care	322,729,822	12.9
Information Technology	303,390,393	12.0
Materials	248,212,979	9.9
Industrials	214,898,883	8.6
Energy	208,382,113	8.3
Communication Services	206,476,403	8.3
Consumer Discretionary	180,948,613	7.2
Real Estate	90,925,612	3.5
Other Assets in Excess of Liabilities	14,830,646	0.6
	$2,518,713,920	100.0%

The accompanying notes are an integral part of the financial statements.
1

First Eagle Global Equity ETF

SCHEDULE OF INVESTMENTS

August 31, 2026

	shares	VALUE
COMMON STOCKS — 98.3%
Brazil — 0.8%
Ambev SA - ADR	6,907,675	$19,825,027

Canada — 8.0%
Agnico Eagle Mines Ltd.	123,523	25,064,666
Barrick Mining Corp.	556,539	24,949,643
Franco-Nevada Corp.	140,752	37,026,423
Imperial Oil Ltd.	263,844	34,674,084
Nutrien Ltd.	196,229	14,821,176
Power Corp. of Canada	436,029	28,893,469
Wheaton Precious Metals Corp.	244,824	36,926,804
		202,356,265
France — 4.1%
Danone SA	272,924	20,377,683
Dassault Systemes SE	1,494,429	39,646,841
LVMH Moet Hennessy Louis Vuitton SE	72,617	38,235,012
Pernod Ricard SA	66,651	4,993,483
		103,253,019
Germany — 1.7%
adidas AG	19,547	3,437,504
Merck KGaA	241,333	38,964,465
		42,401,969
Hong Kong — 2.6%
AIA Group Ltd.	1,656,000	16,109,052
Alibaba Group Holding Ltd.	1,362,600	19,852,002
CK Asset Holdings Ltd.	2,209,000	12,766,261
Jardine Matheson Holdings Ltd.	289,974	17,082,368
		65,809,683
Ireland — 1.5%
Medtronic PLC	403,357	36,564,312

Japan — 7.0%
FANUC Corp.	451,900	17,128,354
Hoshizaki Corp.	253,000	9,022,479
Keyence Corp.	50,600	26,498,879
Mitsubishi Electric Corp.	258,000	9,019,906
MS&AD Insurance Group Holdings, Inc.	888,700	28,410,585
Secom Co. Ltd.	512,400	20,819,959
Shimano, Inc.	118,000	14,732,457
SMC Corp.	72,500	32,090,610
Sompo Holdings, Inc.	460,400	19,741,721
		177,464,950
Mexico — 2.9%
Fomento Economico Mexicano SAB de CV - ADR	274,550	33,058,565
Grupo Mexico SAB de CV - Class B	1,053,052	14,410,613

Mexico — 2.9% (continued)
Wal-Mart de Mexico SAB de CV	9,400,611	$26,144,688
		73,613,866
Netherlands — 2.8%
Heineken NV	222,381	18,778,863
Magnum Ice Cream Co. NV (a)	102,603	2,107,311
Prosus NV	837,002	37,265,119
Universal Music Group NV	711,805	12,112,558
		70,263,851
South Korea — 3.2%
NAVER Corp.	56,139	8,901,186
Samsung Electronics Co. Ltd.	376,511	71,527,736
		80,428,922
Sweden — 1.0%
Investor AB	562,065	24,242,800

Switzerland — 4.2%
Cie Financiere Richemont SA	169,080	40,191,405
Nestle SA	338,975	33,052,526
Schindler Holding AG	80,887	26,316,918
SGS SA	49,410	5,669,910
		105,230,759
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	61,063	25,360,685

United Kingdom — 11.0%
British American Tobacco PLC	1,031,514	57,710,889
Diageo PLC	1,022,260	23,672,340
Haleon PLC	5,118,997	25,539,148
Lloyds Banking Group PLC	13,285,449	19,792,891
Reckitt Benckiser Group PLC	412,928	28,714,333
RELX PLC	576,656	20,878,102
Shell PLC	792,516	36,209,656
Unilever PLC	457,795	29,772,734
Willis Towers Watson PLC	106,093	35,917,785
		278,207,878
United States — 46.5% (b)
Alphabet, Inc. - Class C	182,003	61,045,626
American Express Co.	51,472	16,994,510
Automatic Data Processing, Inc.	150,191	42,978,657
Bank of New York Mellon Corp.	225,577	36,381,059
Becton Dickinson & Co.	370,741	69,740,089
Berkshire Hathaway, Inc. - Class B (a)	40,945	20,637,508
Bio-Rad Laboratories, Inc. - Class A (a)	79,708	30,776,853
Booking Holdings, Inc.	136,798	27,235,114
Brown & Brown, Inc.	325,839	23,515,801
BXP, Inc.	239,049	16,252,941
Carlisle Cos., Inc.	40,082	13,891,620

The accompanying notes are an integral part of the financial statements.
2

First Eagle Global Equity ETF

SCHEDULE OF INVESTMENTS (CONCLUDED)

August 31, 2026

	shares	VALUE
United States — 46.5% (b) (continued)
Charter Communications, Inc. - Class A (a)	109,053	$16,624,039
Colgate-Palmolive Co.	238,719	21,441,741
Comcast Corp. - Class A	945,244	25,162,395
Cullen/Frost Bankers, Inc.	77,895	12,530,969
Dollar General Corp.	132,951	16,851,539
Elevance Health, Inc.	115,537	45,352,894
Extra Space Storage, Inc.	91,366	12,891,743
ExxonMobil Holdings Corp.	166,673	26,826,019
Fidelity National Financial, Inc.	260,628	12,106,171
Fiserv, Inc. (a)	376,068	20,048,185
HCA Healthcare, Inc.	91,553	37,944,141
International Flavors & Fragrances, Inc.	262,951	22,700,560
Meta Platforms, Inc. - Class A	73,782	42,228,390
Microsoft Corp.	12,557	6,370,041
Newmont Corp.	288,911	36,420,121
Noble Corp. PLC	719,547	32,976,839
Omnicom Group, Inc.	214,102	18,740,348
ONEOK, Inc.	340,074	32,650,505
Oracle Corp.	231,086	34,459,544
Philip Morris International, Inc.	177,624	33,268,975
PPG Industries, Inc.	192,035	21,540,566
Salesforce, Inc.	199,113	51,279,562
SLB Ltd.	749,501	45,045,010
Universal Health Services, Inc. - Class B	138,092	23,521,210
US Bancorp	238,515	14,687,754
Vivmark Residential	248,560	16,191,198
Walt Disney Co.	201,412	21,661,861
Warrior Met Coal, Inc.	132,598	14,352,407
Waters Corp. (a)	34,553	14,326,710
Weyerhaeuser Co.	1,404,513	32,823,469
Workday, Inc. - Class A (a)	244,351	48,247,105
		1,170,721,789
TOTAL COMMON STOCKS (Cost $2,211,258,915)		2,475,745,775
PREFERRED STOCKS — 1.1%
Brazil — 0.8%
Itausa SA, 0.00%	7,756,844	$19,521,040

Germany — 0.3%
Henkel AG & Co. KGaA, 0.00%	97,555	8,616,459

TOTAL PREFERRED STOCKS (Cost $26,736,879)		28,137,499

TOTAL INVESTMENTS — 99.4% (Cost $2,237,995,794)		2,503,883,274
Other Assets in Excess of Liabilities — 0.6%		14,830,646
TOTAL NET ASSETS — 100.0%		$2,518,713,920

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

The accompanying notes are an integral part of the financial statements.
3

FIRST EAGLE OVERSEAS EQUITY ETF

Schedule of Investments

AUGUST 31, 2026

	Value	% of Net Assets
Consumer Staples	$406,410,765	21.5%
Financials	269,001,228	14.0
Information Technology	257,222,020	13.5
Industrials	236,161,191	12.3
Materials	226,463,497	11.7
Consumer Discretionary	211,699,800	11.1
Energy	144,844,709	7.6
Health Care	81,451,276	4.2
Real Estate	41,223,623	2.1
Communication Services	26,749,059	1.4
Other Assets in Excess of Liabilities	11,796,831	0.6
	$1,913,023,999	100.0%

The accompanying notes are an integral part of the financial statements.
4

FIRST EAGLE OVERSEAS EQUITY ETF

SCHEDULE OF INVESTMENTS

August 31, 2026

	shares	VALUE
COMMON STOCKS — 96.7%
Brazil — 1.4%
Ambev SA - ADR	9,638,917	$27,663,692

Canada — 11.4%
Agnico Eagle Mines Ltd.	51,124	10,373,825
Barrick Mining Corp.	445,029	19,950,650
Franco-Nevada Corp.	102,273	26,904,083
Imperial Oil Ltd.	478,130	62,835,310
Nutrien Ltd.	290,601	21,949,094
Power Corp. of Canada	560,845	37,164,403
Wheaton Precious Metals Corp.	262,939	39,659,089
		218,836,454
Finland — 0.4%
Kesko Oyj - Class B	284,586	7,417,774

France — 7.6%
Danone SA	334,193	24,952,291
Dassault Systemes SE	1,910,025	50,672,503
Legrand SA	101,276	16,063,325
LVMH Moet Hennessy Louis Vuitton SE	90,408	47,602,502
Pernod Ricard SA	86,272	6,463,485
		145,754,106
Germany — 2.7%
adidas AG	25,352	4,458,362
Merck KGaA	286,689	46,287,426
		50,745,788
Hong Kong — 4.3%
AIA Group Ltd.	1,757,000	17,091,548
Alibaba Group Holding Ltd.	1,494,500	21,773,680
CK Asset Holdings Ltd.	2,614,000	15,106,839
Jardine Matheson Holdings Ltd.	466,491	27,480,985
		81,453,052
Indonesia — 0.3%
Astra International Tbk PT	19,913,300	5,395,645

Japan — 17.8%
FANUC Corp.	662,500	25,110,720
Hirose Electric Co. Ltd.	119,400	19,384,282
Hoshizaki Corp.	359,200	12,809,780
Kansai Paint Co. Ltd.	1,482,600	26,751,765
Keyence Corp.	56,100	29,379,192
Mitsubishi Electric Corp.	615,900	21,532,404
MS&AD Insurance Group Holdings, Inc.	1,022,500	32,687,997
Nihon Kohden Corp.	889,600	8,389,248
OBIC Business Consultants Co. Ltd.	627,900	34,431,324
Secom Co. Ltd.	682,800	27,743,692
Shimano, Inc.	156,400	19,526,748
Japan — 17.8% (continued)
SMC Corp.	82,400	$36,472,639
Sompo Holdings, Inc.	451,200	19,347,230
TISI, Inc.	1,110,500	27,555,693
		341,122,714
Mexico — 4.4%
Fomento Economico Mexicano SAB de CV - ADR	313,810	37,785,862
Grupo Mexico SAB de CV - Class B	1,165,277	15,946,382
Wal-Mart de Mexico SAB de CV	10,650,987	29,622,195
		83,354,439
Netherlands — 5.2%
Heineken NV	310,878	26,251,952
Magnum Ice Cream Co. NV (a)	511,961	10,514,908
Prosus NV	1,072,868	47,766,378
Universal Music Group NV	832,079	14,159,222
		98,692,460
Norway — 0.8%
Orkla ASA	1,548,419	15,817,696

Singapore — 2.1%
United Overseas Bank Ltd.	744,389	24,338,610
UOL Group Ltd.	2,273,945	16,225,852
		40,564,462
South Korea — 5.4%
Hyundai Mobis Co. Ltd.	42,889	14,211,721
NAVER Corp.	79,403	12,589,837
NongShim Co. Ltd.	25,437	8,242,956
Samsung Electronics Co. Ltd.	361,505	68,676,969
		103,721,483
Sweden — 2.6%
Industrivarden AB	212,337	11,927,488
Investor AB	564,600	24,352,139
Svenska Handelsbanken AB - Class A	843,962	13,037,037
		49,316,664
Switzerland — 6.2%
Cie Financiere Richemont SA	171,818	40,842,245
DSM-Firmenich AG	85,778	9,539,081
Nestle SA	342,461	33,392,436
Schindler Holding AG	81,335	26,462,677
SGS SA	64,088	7,354,244
		117,590,683
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	65,304	27,122,057

Thailand — 0.8%
Bangkok Bank PCL - NVDR	2,535,118	14,602,157

The accompanying notes are an integral part of the financial statements.
5

FIRST EAGLE OVERSEAS EQUITY ETF

SCHEDULE OF INVESTMENTS (CONCLUDED)

August 31, 2026

	shares	VALUE
Turkey — 0.3%
AG Anadolu Grubu Holding AS	9,283,272	$6,155,506

United Kingdom — 18.8%
Berkeley Group Holdings PLC (a)	320,800	15,518,164
Big Yellow Group PLC	831,864	9,890,932
British American Tobacco PLC	959,994	53,709,506
Diageo PLC	1,219,246	28,233,918
Haleon PLC	5,366,628	26,774,602
Lloyds Banking Group PLC	17,114,035	25,496,784
Reckitt Benckiser Group PLC	477,698	33,218,332
RELX PLC	651,271	23,579,574
Shell PLC	1,794,929	82,009,399
Unilever PLC	467,569	30,408,387
Willis Towers Watson PLC	91,696	31,043,681
		359,883,279
United States — 2.8%
Newmont Corp.	297,458	37,497,556
Philip Morris International, Inc.	88,238	16,526,977
		54,024,533
TOTAL COMMON STOCKS (Cost $1,685,833,138)		1,849,234,644
PREFERRED STOCKS — 2.7%
Brazil — 0.9%
Itausa SA, 0.00%	7,117,540	$17,912,154

Germany — 1.8%
FUCHS SE, 0.00%	382,602	17,891,972
Henkel AG & Co. KGaA, 0.00%	183,284	16,188,398
		34,080,370
TOTAL PREFERRED STOCKS (Cost $49,710,260)		51,992,524

TOTAL INVESTMENTS — 99.4% (Cost $1,735,543,398)		1,901,227,168
Other Assets in Excess of Liabilities — 0.6%		11,796,831
TOTAL NET ASSETS — 100.0%		$1,913,023,999

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
6

FIRST EAGLE ETFS

Statements of Assets and Liabilities

August 31, 2026

	First Eagle Global Equity ETF	First Eagle Overseas Equity ETF
ASSETS:
Investments, at value	$2,503,883,274	$1,901,227,168
Cash and cash equivalents	14,065,567	8,292,886
Receivable for fund shares sold	6,359,040	8,422,500
Dividends receivable	2,740,703	2,812,562
Dividend tax reclaims receivable	817,328	869,183
Foreign currency, at value	183,477	187,107
Interest receivable	35,733	30,232
Receivable for investments sold	–	293,349
Other assets	–	23,349
Total assets	2,528,085,122	1,922,158,336

LIABILITIES:
Payable for investments purchased	8,357,387	8,399,796
Payable to Adviser	1,013,815	734,541
Total liabilities	9,371,202	9,134,337
NET ASSETS	$2,518,713,920	$1,913,023,999

NET ASSETS CONSIST OF:
Paid-in capital	$2,256,812,265	$1,739,506,614
Total distributable earnings	261,901,655	173,517,385
Total net assets	$2,518,713,920	$1,913,023,999

Net assets	$2,518,713,920	$1,913,023,999
Shares issued and outstanding (unlimited shares authorized without par value)	47,530,000	34,070,000
Net asset value per share	52.99	56.15

COST:
Investments, at cost	$2,237,995,794	$1,735,543,398
Foreign currency, at cost	$183,442	$188,354

The accompanying notes are an integral part of the financial statements.
7

FIRST EAGLE ETFS

Statements of Operations

For the Year Ended August 31, 2026

	First Eagle Global Equity ETF	First Eagle Overseas Equity ETF
INVESTMENT INCOME:
Dividend income	$30,678,958	$25,208,299
Less: dividend withholding taxes	(1,608,220)	(2,139,094)
Interest income	244,846	215,685
Other income	—	19,094
Total investment income	29,315,584	23,303,984

EXPENSES:
Investment advisory fee	10,908,310	6,972,907
Total expenses	10,908,310	6,972,907
Fee waiver from Adviser	(4,004,316)	(2,559,675)
Net expenses	6,903,994	4,413,232
NET INVESTMENT INCOME	22,411,590	18,890,752

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(16,311,244)	(3,998,105)
In-kind redemptions	68,353,848	21,101,786
Foreign currency transactions	(843,172)	(1,010,052)
Net realized gain (loss)	51,199,432	16,093,629
Net change in unrealized appreciation (depreciation) on:
Investments	226,023,505	148,690,087
Foreign currency translation	(8,872)	(7,034)
Net change in unrealized appreciation (depreciation)	226,014,633	148,683,053
Net realized and unrealized gain (loss)	277,214,065	164,776,682
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,625,655	$183,667,434

The accompanying notes are an integral part of the financial statements.
8

First eagle Global Equity ETF

Statements of Changes in Net Assets

	For the Year ended August 31, 2026	FOR THE period ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$22,411,590	$2,391,824
Net realized gain (loss)	51,199,432	(678,813)
Net change in unrealized appreciation (depreciation)	226,014,633	39,867,293
Net increase (decrease) in net assets from operations	299,625,655	41,580,304

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,025,593)	—
Total distributions to shareholders	(11,025,593)	—

CAPITAL TRANSACTIONS(b):
Shares sold	1,929,224,977	450,467,693
Shares redeemed	(191,159,116)	—
Net increase (decrease) in net assets from capital transactions	1,738,065,861	450,467,693
NET INCREASE (DECREASE) IN NET ASSETS	2,026,665,923	492,047,997

NET ASSETS:
Beginning of the period	492,047,997	—
End of the period	$2,518,713,920	$492,047,997

SHARES TRANSACTIONS
Shares sold	39,830,000	11,650,000
Shares redeemed	(3,950,000)	—
Total increase (decrease) in shares outstanding	35,880,000	11,650,000

(a)	Inception date of the Fund was December 19, 2024.

(b)	Certain prior period numbers have been reclassified to conform with current period presentation.

The accompanying notes are an integral part of the financial statements.
9

First Eagle Overseas Equity ETF

StatementS of Changes in Net Assets

	For the Year ended August 31, 2026	FOR THE period ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$18,890,752	$1,394,040
Net realized gain (loss)	16,093,629	(260,617)
Net change in unrealized appreciation (depreciation)	148,683,053	16,996,838
Net increase (decrease) in net assets from operations	183,667,434	18,130,261

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,411,271)	—
Total distributions to shareholders	(7,411,271)	—

CAPITAL TRANSACTIONS(b):
Shares sold	1,540,718,548	246,856,639
Shares redeemed	(68,937,612)	—
Net increase (decrease) in net assets from capital transactions	1,471,780,936	246,856,639
NET INCREASE (DECREASE) IN NET ASSETS	1,648,037,099	264,986,900

NET ASSETS:
Beginning of the period	264,986,900	—
End of the period	$1,913,023,999	$264,986,900

SHARES TRANSACTIONS
Shares sold	29,400,000	6,020,000
Shares redeemed	(1,350,000)	—
Total increase (decrease) in shares outstanding	28,050,000	6,020,000

(a)	Inception date of the Fund was December 19, 2024.

(b)	Certain prior period numbers have been reclassified to conform with current period presentation.

The accompanying notes are an integral part of the financial statements.
10

First eagle Global Equity ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year Ended August 31, 2026	Period ended August 31, 2025(b)
PER SHARE DATA:
Net asset value, beginning of period	$42.24	$34.74

INVESTMENT OPERATIONS(a):
Net investment income(c)	0.79	0.47
Net realized and unrealized gain (loss) on investments(d)	10.55	7.03
Total from investment operations	11.34	7.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	—
Total distributions	(0.59)	—

Net asset value, end of period	$52.99	$42.24

TOTAL RETURN(e)	27.06%	21.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,518,714	$492,048
Ratio of expenses to average net assets:
Before expense waiver(f)	0.79%	0.79%
After expense waiver(f)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(f)	1.62%	1.77%
Portfolio turnover rate(e)(g)	24%	12%

(a)	Certain prior period numbers have been reclassified to conform with current period presentation.

(b)	Inception date of the Fund was December 19, 2024.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
11

First Eagle Overseas Equity ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year Ended August 31, 2026	Period ended August 31, 2025(b)
PER SHARE DATA:
Net asset value, beginning of period	$44.02	$34.60

INVESTMENT OPERATIONS(a):
Net investment income(c)	1.12	0.66
Net realized and unrealized gain (loss) on investments(d)	11.75	8.76
Total from investment operations	12.87	9.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	—
Total distributions	(0.74)	—

Net asset value, end of period	$56.15	$44.02

TOTAL RETURN(e)	29.51%	27.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,913,024	$264,987
Ratio of expenses to average net assets:
Before expense waiver(f)	0.79%	0.79%
After expense waiver(f)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(f)	2.14%	2.30%
Portfolio turnover rate(e)(g)	21%	10%

(a)	Certain prior period numbers have been reclassified to conform with current period presentation.

(b)	Inception date of the Fund was December 19, 2024.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
12

FIRST EAGLE ETFS

Notes to the Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active investment portfolios, including the First Eagle Global Equity ETF and the First Eagle Overseas Equity ETF (each, a “Fund” and together, the “Funds”). The First Eagle Global Equity ETF and First Eagle Overseas Equity ETF each commenced investment operations on December 19, 2024.

The investment objective of the First Eagle Global Equity ETF is to seek long-term growth of capital by investing primarily in equities of U.S. and non-U.S. issuers.

The investment objective of the First Eagle Overseas Equity ETF is to seek long-term growth of capital by investing primarily in equities of non-U.S. issuers.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated First Eagle Investment Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

13

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

August 31, 2026

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

First Eagle Global Equity ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$2,475,745,775	$—	$—	$2,475,745,775
Preferred Stocks	28,137,499	—	—	28,137,499
Total Investments*	$2,503,883,274	$—	$—	$2,503,883,274

First Eagle Overseas Equity ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stocks	$1,849,234,644	$—	$—	$1,849,234,644
Preferred Stocks	51,992,524	—	—	51,992,524
Total Investments*	$1,901,227,168	$—	$—	$1,901,227,168

*	Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

14

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

August 31, 2026

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the trustees and counsel to the trustees and the officers of the Trust. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex-dividend date.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

FOREIGN SECURITIES — The Funds may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign

15

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

August 31, 2026

exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

EQUITY SECURITIES — The equity securities in which each Fund may invest include common stock, units of trusts and partnerships, real estate investment trusts (REITs), listed depository receipts, secondary offerings, equity ETFs, warrants and similar rights. The value of each Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series in the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Fund Operating Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

BUSINESS EVENT — On August 26, 2026, First Eagle Holdings, Inc. announced a definitive agreement under which Victory Capital Holdings, Inc. (“Victory Capital”) will acquire First Eagle Holdings, Inc. First Eagle Holdings, Inc. is the parent company of First Eagle Investment Management, LLC (“First Eagle”), which is the investment adviser to each of the Funds. Victory Capital is a diversified global asset management firm headquartered in San Antonio, Texas.

The transaction will result in First Eagle becoming a wholly owned indirect subsidiary of Victory Capital. First Eagle Holdings, Inc. is currently owned by investment vehicles indirectly controlled by Genstar Capital, a private equity firm, and by employees of First Eagle and its affiliates. As a result of the transaction, Genstar Capital will become a strategic shareholder of Victory Capital.

The transaction is expected to be completed in the first quarter of 2027, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

Under the 1940 Act, the closing of the transaction will be deemed an “assignment” of the current investment management agreements between the Funds and First Eagle and the related sub-advisory agreements between First Eagle and Exchange Traded Concepts, LLC with respect to the Funds, which will result in automatic termination of those agreements.

16

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

August 31, 2026

Pursuant to the terms of the transaction, it is anticipated that the Board of Trustees will consider a new investment management agreement with Victory Capital Management Inc., an affiliate of Victory Capital, as the investment adviser to the Funds (the “New Advisory Agreement”). If approved by the Board, the New Advisory Agreement will be presented to the shareholders of the Funds for approval, and, if so approved by shareholders, will take effect upon closing of the transaction or such later time as shareholder approval is obtained. There is no assurance that the Board or the shareholders will approve the New Advisory Agreement. Exchange Traded Concepts, LLC’s services as investment sub-adviser to the Funds are being evaluated in light of the transaction.

Following the closing of the transaction, First Eagle will operate on Victory Capital’s platform, while retaining its brand, investment philosophies and processes.

The transaction is not expected to result in any change in the portfolio management of the Funds or in the Funds’ investment objectives or policies.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT adviser and other services

First Eagle Investment Management, LLC (the “Adviser” or “First Eagle”) serves as the investment adviser to the Funds. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to each Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund, including the oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of each Fund. The Adviser compensates the Sub-Adviser for its services.

Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	ADVISORY FEE
First Eagle Global Equity ETF	0.79%
First Eagle Overseas Equity ETF	0.79%

From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive its advisory fee in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.50% of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net Total Annual Fund Operating Expenses to exceed 0.50%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board. The Adviser has determined not to renew this contractual agreement subsequent to its expiration on December 31, 2026.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

17

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

August 31, 2026

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
First Eagle Global Equity ETF	$599,102,312	$340,320,342
First Eagle Overseas Equity ETF	491,031,156	191,655,096

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
First Eagle Global Equity ETF	$1,671,480,801	$193,680,163
First Eagle Overseas Equity ETF	1,237,854,473	64,691,835

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the First Eagle Global Equity ETF and the First

18

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

August 31, 2026

Eagle Overseas Equity ETF is $500 and $750, respectively, payable to the Custodian. In addition, a variable fee may be charged for cash creations, non- standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are included within the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
First Eagle Global Equity ETF	$2,251,119,321	$310,776,156	$(58,017,757)	$252,758,399
First Eagle Overseas Equity ETF	1,748,751,010	193,548,484	(41,076,205)	152,472,279

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2026, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	TOTAL DISTRIBUTABLE EARNINGS
First Eagle Global Equity ETF	$17,566,030	$—	$(8,422,774)	$261,901,655
First Eagle Overseas Equity ETF	21,045,106	—	—	173,517,385

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2026 were as follows:

FUND		Ordinary Income	Long-Term Gains	TOTAL
First Eagle Global Equity ETF	2026	$11,025,593	$—	$11,025,593
First Eagle Overseas Equity ETF	2026	7,411,271	—	7,411,271

19

FIRST EAGLE ETFS

Notes to the Financial Statements (CONCLUDED)

August 31, 2026

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the First Eagle Global Equity ETF had $8,422,774 of short-term capital loss carryforwards and no long-term capital loss carryforwards. The First Eagle Overseas Equity ETF had no short-term or long-term capital loss carryforwards.

6. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

20

FIRST EAGLE ETFS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund Trust and Shareholders of First Eagle Global Equity ETF and First Eagle Overseas Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of First Eagle Global Equity ETF and First Eagle Overseas Equity ETF (two of the funds constituting The RBB Fund Trust, referred to hereafter as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026 and the statements of changes in net assets and the financial highlights for the year ended August 31, 2026 and for the period December 19, 2024 (inception date) through August 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year ended August 31, 2026, and the changes in each of their net assets and the financial highlights for the year ended August 31, 2026 and for the period December 19, 2024 (inception date) through August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by First Eagle Investment Management, LLC since 2006.

21

FIRST EAGLE ETFS

SHAREHOLDER TAX INFORMATION

AUGUST 31, 2026 (UNAUDITED)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2026 were as follows:

FUND	Ordinary Income	Long-Term GAINS
First Eagle Global Equity ETF	$11,025,593	$—
First Eagle Overseas Equity ETF	7,411,271	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 the following percentages of ordinary dividends paid during the fiscal year ended August 31, 2026 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates:

First Eagle Global Equity ETF	100.00%
First Eagle Overseas Equity ETF	74.76%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for the Funds is as follows:

First Eagle Global Equity ETF	33.22%
First Eagle Overseas Equity ETF	1.32%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

First Eagle Global Equity ETF	0.00%
First Eagle Overseas Equity ETF	0.00%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

For the year ended August 31, 2026, the Funds earned foreign source income and paid foreign taxes,which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

FUND	Foreign Source Income earned	Foreign Taxes Paid
First Eagle Global Equity ETF	$13,835,141	$1,608,220
First Eagle Overseas Equity ETF	16,785,616	2,097,778

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

22

FIRST EAGLE ETFS

NOTICE TO SHAREHOLDERS

August 31, 2026

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.firsteagle.com.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between First Eagle Investment Management, LLC (“First Eagle”) and the Trust on behalf of the First Eagle Global Equity ETF and First Eagle Overseas Equity ETF (each a “Fund” and together the “Funds”), and (2) the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, First Eagle, and Exchange Traded Concepts, LLC (“ETC”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by First Eagle and ETC with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement between the Trust and First Eagle with respect to the Funds, and the Sub-Advisory Agreement among the Trust, First Eagle, and ETC with respect to the Funds, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of First Eagle, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of First Eagle or ETC were present. Among other things, the Trustees considered (i) the nature, extent, and quality of services provided to the Funds by First Eagle and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) First Eagle’s and ETC’s investment philosophies and processes; (iv) First Eagle’s and ETC’s assets under management and client descriptions; (v) First Eagle’s and ETC’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) First Eagle’s and ETC’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) First Eagle’s and ETC’s compliance procedures; (viii) First Eagle’s and ETC’s financial information, insurance coverage, and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

23

FIRST EAGLE ETFS

NOTICE TO SHAREHOLDERS (Concluded)

August 31, 2026

As part of their review, the Trustees considered the nature, extent and quality of the services provided by First Eagle and ETC. The Trustees concluded that First Eagle and ETC had substantial resources to provide services to the Funds, and that First Eagle’s and ETC’s services had been acceptable.

The Trustees also considered the investment performance of each Fund, and considered each Fund’s investment performance in light of its investment objective and investment strategies. Information on each Fund’s investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2025, as applicable.

The Trustees noted that the First Eagle Global Equity ETF outperformed its benchmark, the MSCI World Index, for the three-month, one-year, and since-inception periods ended December 31, 2025. The Trustees noted that the Fund outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Trustees noted that the First Eagle Overseas Equity ETF outperformed its benchmark, the MSCI EAFE Index, for the three-month and since-inception periods ended December 31, 2025. The Trustees noted that the Fund outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Funds under the Investment Advisory Agreement and Sub-Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Trustees noted that the First Eagle Global Equity ETF’s net advisory fee was above the median of its Peer Group and ranked in the 4th quintile of its Peer Group, and its total net expenses were below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group.

The Trustees noted that the First Eagle Overseas Equity ETF’s net advisory fee was below the median of its Peer Group and ranked in the 1st quintile of its Peer Group, and its total net expenses were below the median of its Peer Group and ranked in the 1st quintile of its Peer Group.

The Trustees also considered the fees payable to ETC under the Sub-Advisory Agreement and the information provided by First Eagle on the services provided by ETC. In this regard, the Trustees noted that the fees for ETC were paid directly by First Eagle and not by the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that First Eagle continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding First Eagle’s and ETC’s costs, profitability and economies of scale, and after considering the services to be provided by First Eagle and ETC, the Trustees concluded that the investment advisory fees to be paid by the Funds to First Eagle and the sub-advisory fees to be paid by First Eagle to ETC were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

24

Investment Adviser

First Eagle Investment Management, LLC
1345 Avenue of the Americas
New York, NY 10105

Investment Sub-Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

ANNUAL
FINANCIAL STATEMENTS

August 31, 2026

Wayfinder Dynamic U.S. Interest Rate ETF

Ticker: CMBO

A series of The RBB Fund Trust

Wayfinder Dynamic U.S. Interest Rate ETF

Schedule of Investments

August 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 96.5% (a)
Call Options — 73.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10.01 (b)(c)(d)	$2,301,150	30	$2,264,471

Put Options — 23.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $1,010.01 (b)(c)(d)	2,301,150	30	728,331
TOTAL PURCHASED OPTIONS (Cost $2,967,843)			2,992,802

		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.2%
First American Government Obligations Fund - Class X, 3.59% (e)		98,029	98,029
TOTAL MONEY MARKET FUNDS (Cost $98,029)			98,029

TOTAL INVESTMENTS — 99.7% (Cost $3,065,872)			3,090,831
Other Assets in Excess of Liabilities — 0.3%			10,777
TOTAL NET ASSETS — 100.0%			$3,101,608

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
1

Wayfinder Dynamic U.S. Interest Rate ETF

Schedule of Written Options

August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.0)% (a)
Call Options — (0.0)% (a)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $1,010.01 (b)(c)	$(2,301,150)	(30)	$(2)

Put Options — (0.0)% (a)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $10.01 (b)(c)	(2,301,150)	(30)	(14)
TOTAL WRITTEN OPTIONS (Premiums received $207)			$(16)

Percentages are stated as a percent of net assets.

(a)	Represents less than (0.05)% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
2

Wayfinder Dynamic U.S. Interest Rate ETF

Statement of Assets and Liabilities

As of August 31, 2026

Wayfinder Dynamic U.S. Interest Rate ETF
ASSETS:
Investments, at value	$3,090,831
Receivable from Adviser	116,061
Dividends receivable	304
Total assets	3,207,196

LIABILITIES:
Written options, at value	16
Payable for offering fees	41,209
Payable for fund administration and accounting fees	21,544
Payable for organizational fees	12,588
Payable for audit fees	18,000
Payable for legal fees	7,934
Payable for expenses and other liabilities	2,166
Payable for printing and mailing	2,071
Payable for custodian fees	60
Total liabilities	105,588

NET ASSETS	$3,101,608

NET ASSETS CONSIST OF:
Paid-in capital	$3,017,396
Total distributable earnings	84,212
Total net assets	$3,101,608

Net assets	$3,101,608
Shares issued and outstanding (unlimited shares authorized without par value)	30,000
Net asset value per share	$103.39

COST:
Investments, at cost	$3,065,872

PROCEEDS:
Written options premium received	$207

The accompanying notes are an integral part of the financial statements.
3

Wayfinder Dynamic U.S. Interest Rate ETF

Statement of Operations

For the PERIOD ended August 31, 2026

Wayfinder Dynamic U.S. Interest Rate ETF(a)
INVESTMENT INCOME:
Dividend income	$1,770
Total investment income	1,770

EXPENSES:
Offering costs	41,209
Fund administration and accounting fees	32,000
Audit fees	18,300
Organizational costs	12,588
Legal fees	7,934
Investment advisory fees	5,278
Reports to shareholders	4,000
Custodian fees	90
Other expenses and fees	2,206
Total expenses	123,605
Fee waiver from Adviser	(120,413)
Net expenses	3,192

NET INVESTMENT LOSS	(1,422)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	59,905
Written options	579
Net realized gain (loss)	60,484
Net change in unrealized appreciation (depreciation) on:
Investments	24,959
Written options	191
Net change in unrealized appreciation (depreciation)	25,150
Net realized and unrealized gain (loss)	85,634
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,212

(a)	Inception date of the Fund was November 3, 2025.

The accompanying notes are an integral part of the financial statements.
4

Wayfinder Dynamic U.S. Interest Rate ETF

Statement of Changes in Net Assets

FOR THE Period ended August 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$(1,422)
Net realized gain (loss) on investments and written options contracts	60,484
Net change in unrealized appreciation (depreciation) on investments and written options contracts	25,150
Net increase (decrease) in net assets from operations	84,212

CAPITAL TRANSACTIONS:
Shares sold	3,017,396
Net increase (decrease) in net assets from capital transactions	3,017,396

NET INCREASE (DECREASE) IN NET ASSETS	3,101,608

NET ASSETS:
Beginning of the period	—
End of the period	$3,101,608

SHARES TRANSACTIONS
Shares sold	30,000
Total increase (decrease) in shares outstanding	30,000

(a)	Inception date of the Fund was November 3, 2025.

The accompanying notes are an integral part of the financial statements.
5

Wayfinder Dynamic U.S. Interest Rate ETF

Financial Highlights

Contained below is per share operating performance data for the Fund outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE Period ended August 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.00

INVESTMENT OPERATIONS:
Net investment loss (b)	(0.06)
Net realized and unrealized gain (loss) on investments (c)	3.45
Total from investment operations	3.39

Net asset value, end of period	$103.39

TOTAL RETURN (d)	3.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,102
Ratio of expenses to average net assets:
Before expense waiver (e)	5.85%
After expense waiver (e)	0.15%
Ratio of interest expense to average net assets (e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	(0.07)%
Portfolio turnover rate (d)(g)	0%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
6

Wayfinder Dynamic U.S. Interest Rate ETF

Notes to Financial Statements

As of August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen separate investment portfolios, including the Wayfinder Dynamic U.S. Interest Rate ETF (the “Fund”), which commenced investment operations on November 3, 2025.

The Fund seeks to provide investment results that, before fees and expenses, equal or exceed the performance of an investment that tracks the rolling 0-12 month segment of the United States Treasury Bill market.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The reporting period for the Fund is since inception on November 3, 2025 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board” and the members thereof, the “Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Gladius Capital Management LP (the “Adviser”), the Fund’s investment adviser, as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

7

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$2,992,802	$—	$2,992,802
Money Market Funds	98,029	—	—	$98,029
Total Investments	$98,029	$2,992,802	$—	$3,090,831

Liabilities
Written Options	$—	$(16)	$—	$(16)
Total Investments	$—	$(16)	$—	$(16)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments and related disclosures are presented only when the Fund had an amount of Level 3 investments at the end of the current fiscal period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the current fiscal period that was meaningful in relation to its net assets as of the end of the current fiscal period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series fund of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair

8

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

COUNTERPARTY RISK — Where the Fund enters into derivative contracts that are exchange-traded or traded through a central clearing counterparty, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. In addition, the Fund may enter into derivative contracts that are privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

DERIVATIVES RISK — The Fund’s investments in derivative instruments including options, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

FUTURES AND FORWARD CONTRACTS AND RELATED RISKS — The successful use of futures and forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

●	Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

●	The imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

●	Possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	Possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

●	Potentially unlimited losses caused by unanticipated market movements;

9

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

●	The Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	The possibility that the counterparty will default in the performance of its obligations; and

●

If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments could have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to a derivative instrument. There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

OPTIONS RISK — An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The price and value of options can be highly volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including its anticipated volatility, which are affected by national and international fiscal and monetary policies, the time remaining until the expiration of the option contract and economic events, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. The value of the option contracts in which the Fund invests are substantially influenced by the value of the underlying instrument, and the Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless.

●

Selling or Writing Options Risks. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or exchange traded fund (“ETF”). If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.

●

Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing the option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out an option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.

10

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

●

Box Spread Risk. The Fund will primarily utilize a combination of long and short exchange-listed options (including FLEX Options, that is, customizable options) commonly called a box spread (“Box Spread”). A Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an underlying or referenced asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.

●

Rolling Options Contract Risk. The Fund’s investments in options are subject to risks related to rolling. Rolling occurs when the Fund closes out of an options contract as it nears its expiration and replaces it with a contract that has a later expiration instead of holding the option contract through expiration. When the market for these options is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher option prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for options contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher options prices for shorter expiration options contracts is referred to as “backwardation.” Extended periods of contango or backwardation can cause significant losses for the Fund.

●

FLEX Options Risk. FLEX Options are exchange-traded options contracts with customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying Shares or equity index and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, in accordance with the Trust’s pricing policies and procedures. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

OPTIONS — Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Fund may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the options contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

11

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of August 31, 2026

The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund may also write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Information regarding realized gain/(loss) and change in unrealized appreciation/(depreciation) of options during the current fiscal period is included in the Statement of Operations.

During the current fiscal period, the Fund’s average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
Wayfinder Dynamic U.S. Interest Rate ETF	$2,476,979	$197

DERIVATIVE INSTRUMENTS — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Assets and Liabilities was as follows:

	STATEMENT OF ASSETS AND LIABILITIES
FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	RISK TYPE	VALUE
Wayfinder Dynamic U.S. Interest Rate ETF	Written options contracts	Written options, at value	Equity Securities Risk	$(16)
	Purchased options contracts	Investments, at value	Equity Securities Risk	$2,992,802

12

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of August 31, 2026

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	RISK TYPE	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Wayfinder Dynamic U.S. Interest Rate ETF	Written options contracts	Written options	Equity Securities Risk	$579	$191
	Purchased options contracts	Investments	Equity Securities Risk	$59,905	$24,959

CASH OR CASH EQUIVALENTS RISK — When the Fund holds a significant amount of cash or cash equivalents, such as highly-rated short-term fixed income securities, and does not have significant exposures through investments in derivatives, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indices which, by definition, are composed of groups of securities without a cash component. In addition, increases in inflation may lead to a decline in the value of cash or cash equivalent securities.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Gladius Capital Management LP serves as the investment adviser to the Fund. Vident Asset Management (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund and provides oversight of the Sub-Adviser, pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Fund. Compensation of the Sub-Adviser is paid by the Adviser. The Fund compensates the Adviser for its services at an annual rate of 0.25% based on the Fund’s average daily net assets payable on a monthly basis in arrears (the “Advisory Fee”). The Adviser has contractually agreed to limit the Advisory Fees charged to the Fund to 0.05% of the Fund’s average daily net assets (the “Fee Waiver”) and to waive its Advisory Fee and/or reimburse expenses so as to limit the Fund’s total annual operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 0.15% (the “Expense Cap”). For purposes of this Expense Cap, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest, and taxes.

13

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of August 31, 2026

The Fee Waiver and Expense Cap are in effect until December 31, 2026 and may not be terminated without the approval of the Board.

FUND	ADVISORY FEE	EXPENSE CAP
Wayfinder Dynamic U.S. Interest Rate ETF	0.25%	0.15%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

FUND	Expiration August 31, 2029
Wayfinder Dynamic U.S. Interest Rate ETF	$140,682

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services also serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, there were no purchases or sales of investment securities or U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

14

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of August 31, 2026

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV in blocks of at least 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged for cash creations, non-standard orders, or partial cash purchases for the Fund of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

6. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FUND	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION	COST
Wayfinder Dynamic U.S. Interest Rate ETF	$59,646	$(34,496)	$25,150	$3,065,872

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. There were no permanent book-to-tax differences during the current fiscal period that would require reclassification adjustments between the components of net assets on the Statement of Assets and Liabilities.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent,

15

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (concluded)

As of August 31, 2026

such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The Fund did not pay any distributions to shareholders during the current fiscal period.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	Other Accumulated Losses	NET UNREALIZED APPRECIATION (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS (LOSSES)
Wayfinder Dynamic U.S. Interest Rate ETF	$118,708	$(59,646)	$25,150	$84,212

As of August 31, 2026, the Fund did not have any capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of August 31, 2026, the Fund had no tax basis post October losses or qualified late-year losses. As of August 31, 2026, the Fund had outstanding straddle loss deferrals of $59,646.

7. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

8. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that the Fund paid the following distribution:

FUND	RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
Wayfinder Dynamic U.S. Interest Rate ETF	September 16, 2026	September 16, 2026	September 17, 2026	$1.97

16

Wayfinder Dynamic U.S. Interest Rate ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The RBB Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments and schedule of written options, of Wayfinder Dynamic U.S. Interest Rate ETF (the “Fund”), a series of The RBB Fund Trust, as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for the period from November 3, 2025 (inception date) through August 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period from November 3, 2025 (inception date) through August 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for one or more investment companies advised by Gladius Capital Management LP since 2026.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

17

Wayfinder Dynamic U.S. Interest Rate ETF

Other Information

As of August 31, 2026

INFORMATION ON Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 617-0004 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://WayfinderETFs.com.

18

Investment Adviser

Gladius Capital Management LP
1835 Three Kings Drive, Suite 50
Park City, UT 84060

Investment Sub-Adviser

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave. Suite 800
Cleveland, OH 44115

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Longview Advantage ETF

(Ticker: NASDAQ - EBI)

Longview Advantage Fixed Income ETF

(Ticker: NASDAQ - LVIG)

Each a Series of

THE RBB FUND TRUST

Annual Financial Statements

August 31, 2026

Longview Advantage ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace & Defense — 0.9%
AAR Corp. (a)	400	$51,716
AerSale Corp. (a)	20	110
Astronics Corp. (a)(b)	107	7,883
ATI, Inc. (a)	1,205	246,061
Boeing Co. (a)	109	22,648
BWX Technologies, Inc.	488	74,317
Cadre Holdings, Inc.	2	59
Carpenter Technology Corp.	480	228,682
Curtiss-Wright Corp.	178	103,690
Ducommun, Inc. (a)	2	343
FTAI Aviation Ltd.	121	23,002
General Dynamics Corp.	812	301,536
General Electric Co.	3,355	1,126,307
HEICO Corp.	12	3,974
HEICO Corp. - Class A	169	41,265
Hexcel Corp.	531	49,208
Honeywell Aerospace, Inc. (a)	980	154,948
Howmet Aerospace, Inc.	1,441	352,973
Huntington Ingalls Industries, Inc.	251	73,091
Innovative Solutions and Support, Inc. (a)	35	665
L3Harris Technologies, Inc.	482	128,332
Leonardo DRS, Inc.	719	27,322
Loar Holdings, Inc. (a)(b)	24	1,685
Lockheed Martin Corp.	974	546,638
Mercury Systems, Inc. (a)	45	3,930
Moog, Inc. - Class A	382	141,913
National Presto Industries, Inc.	9	1,365
Northrop Grumman Corp.	830	447,951
Park Aerospace Corp.	3	98
RTX Corp.	5,148	1,069,394
StandardAero, Inc. (a)	118	2,890
Textron, Inc.	2,274	183,193
V2X, Inc. (a)	4,408	340,121
VSE Corp.	15	3,130
Woodward, Inc.	367	124,714
		5,885,154
Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	1,342	200,844
Expeditors International of Washington, Inc.	2,578	488,917
FedEx Corp.	11,945	3,910,793
GXO Logistics, Inc. (a)	3,297	157,366
Hub Group, Inc. - Class A	761	30,341
Radiant Logistics, Inc. (a)	146	1,247
United Parcel Service, Inc. - Class B	34,239	3,568,731
		8,358,239

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Automobile Components — 0.5%
Adient PLC (a)	13,590	$257,802
Aptiv PLC (a)	11,326	506,952
BorgWarner, Inc.	7,929	508,725
Dana, Inc.	3,079	92,308
Dorman Products, Inc. (a)	159	20,487
Gentex Corp.	6,000	134,220
Gentherm, Inc. (a)	569	22,356
Goodyear Tire & Rubber Co. (a)	958	6,007
Holley, Inc. (a)	3	9
LCI Industries	1,935	194,719
Lear Corp.	9,001	1,125,035
Magna International, Inc.	12	787
Motorcar Parts of America, Inc. (a)	418	4,857
Patrick Industries, Inc.	1,500	122,580
Phinia, Inc.	5,211	356,641
Standard Motor Products, Inc.	3,181	119,987
Strattec Security Corp. (a)	69	4,840
Versigent PLC (a)	36	1,706
Visteon Corp. (b)	1,447	147,333
XPEL, Inc. (a)	46	2,266
		3,629,617
Automobiles — 0.4%
General Motors Co.	7,384	637,387
Harley-Davidson, Inc.	2,786	76,894
Tesla, Inc. (a)	4,734	1,741,875
Thor Industries, Inc.	37	2,812
Winnebago Industries, Inc.	94	2,828
		2,461,796
Banks — 4.7%
1st Source Corp.	418	35,793
ACNB Corp.	661	42,958
Amalgamated Financial Corp.	1,151	55,329
Amerant Bancorp, Inc.	1,637	46,998
Ameris Bancorp	609	51,308
Ames National Corp.	12	378
Arrow Financial Corp.	441	16,643
Associated Banc-Corp.	10,921	334,292
Atlantic Union Bankshares Corp.	1,019	41,096
Axos Financial, Inc. (a)	5,180	501,372
Banc of California, Inc.	3,871	72,078
BancFirst Corp.	269	29,380
Bancorp, Inc. (a)	3,933	255,645
Bank First Corp.	135	20,339
Bank of America Corp.	23,733	1,470,022
Bank of Hawaii Corp.	416	31,587
Bank of NT Butterfield & Son Ltd.	3,522	207,375
Bank OZK	7,973	391,315
Bank7 Corp.	306	15,716
BankUnited, Inc.	813	37,073

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Banks — 4.7% (continued)
Bankwell Financial Group, Inc.	448	$29,452
Banner Corp.	315	22,094
Bar Harbor Bankshares	19	745
BayCom Corp.	17	507
BOK Financial Corp.	238	32,387
Bridgewater Bancshares, Inc. (a)	598	12,600
Burke & Herbert Financial Services Corp.	1,313	93,630
Business First Bancshares, Inc.	185	5,739
Byline Bancorp, Inc.	59	2,237
C&F Financial Corp.	58	5,279
California BanCorp	1,901	40,453
Camden National Corp.	551	31,120
Capital Bancorp, Inc.	934	33,755
Capital City Bank Group, Inc.	596	30,086
Capitol Federal Financial, Inc.	783	6,742
Carter Bankshares, Inc.	4,515	141,049
Cathay General Bancorp (b)	632	38,685
Central Pacific Financial Corp.	1,363	50,731
Chemung Financial Corp.	64	5,188
ChoiceOne Financial Services, Inc.	1,293	42,941
Citigroup, Inc.	8,018	1,055,329
Citizens & Northern Corp.	32	811
Citizens Financial Group, Inc.	2,716	187,051
Citizens Financial Services, Inc.	122	9,801
City Holding Co.	346	49,461
Civista Bancshares, Inc.	37	998
CNB Financial Corp.	37	1,251
Colony Bankcorp, Inc.	36	761
Columbia Banking System, Inc.	4,149	122,976
Columbia Financial, Inc.	687	7,982
Commerce Bancshares, Inc.	929	53,613
Community Financial System, Inc.	496	31,124
Community Trust Bancorp, Inc.	34	2,588
Community West Bancshares	1,931	50,071
ConnectOne Bancorp, Inc.	2,577	81,021
Cullen/Frost Bankers, Inc.	808	129,983
Customers Bancorp, Inc. (a)	2,400	187,632
CVB Financial Corp.	1,402	31,082
Dime Commercial Bancshares, Inc.	1,340	54,136
Eagle Bancorp Montana, Inc.	505	11,287
Eagle Financial Services, Inc.	127	5,246
East West Bancorp, Inc.	6,565	832,836
Eastern Bankshares, Inc.	10,438	229,218
Enterprise Financial Services Corp.	1,603	101,358
Equity Bancshares, Inc. - Class A	407	20,089

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Banks — 4.7% (continued)
Esquire Financial Holdings, Inc.	7	$782
Farmers & Merchants Bancorp, Inc.	349	11,849
Farmers National Banc Corp.	1,935	30,205
FB Financial Corp.	486	27,683
Fidelity D&D Bancorp, Inc.	184	9,857
Fifth Third Bancorp	7,029	377,949
Financial Institutions, Inc.	1,211	49,070
First Bancorp	83	5,265
First BanCorp	7,667	213,756
First Bancorp, Inc.	309	10,586
First Bank	78	1,388
First Busey Corp.	3,439	103,514
First Business Financial Services, Inc.	382	26,690
First Capital, Inc.	6	373
First Citizens BancShares, Inc. - Class A	607	1,313,791
First Commonwealth Financial Corp.	1,206	24,964
First Community Bankshares, Inc.	40	1,940
First Community Corp.	6	199
First Financial Bancorp (b)	974	31,782
First Financial Bankshares, Inc.	794	26,385
First Financial Corp.	609	47,673
First Hawaiian, Inc.	1,455	37,263
First Horizon Corp.	12,380	301,082
First Interstate BancSystem, Inc. - Class A	987	36,331
First Merchants Corp.	589	24,426
First Mid Bancshares, Inc.	376	18,710
First National Corp.	576	17,597
First United Corp.	452	19,391
First Western Financial, Inc. (a)	6	186
Firstsun Capital Bancorp (a)	33	1,320
Five Star Bancorp	23	1,054
Flagstar Bank NA	172	2,289
FNB Corp.	3,794	69,165
Franklin Financial Services Corp.	238	14,744
FS Bancorp, Inc.	232	9,814
Fulton Financial Corp.	5,037	118,168
FVCBankcorp, Inc.	20	365
German American Bancorp, Inc.	899	44,339
Glacier Bancorp, Inc.	770	35,659
Great Southern Bancorp, Inc.	374	29,273
Greene County Bancorp, Inc.	11	378
Hancock Whitney Corp.	904	67,339
Hanmi Financial Corp.	1,244	38,564
Hawthorn Bancshares, Inc.	108	4,202
HBT Financial, Inc.	660	23,417

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Banks — 4.7% (continued)
Heritage Financial Corp.	89	$2,543
Hilltop Holdings, Inc.	384	14,611
Hingham Institution For Savings The	23	6,630
Home Bancorp, Inc.	299	20,478
Home BancShares, Inc.	3,239	95,421
HomeTrust Bancshares, Inc.	423	19,644
Hope Bancorp, Inc.	602	8,302
Huntington Bancshares, Inc.	12,956	216,171
Independent Bank Corp. (b)	418	33,933
Independent Bank Corp.	529	19,303
International Bancshares Corp. (b)	2,930	205,569
Investar Holding Corp.	20	603
JPMorgan Chase & Co.	18,816	6,698,872
Kearny Financial Corp.	111	1,096
KeyCorp	167,301	3,615,375
Lakeland Financial Corp.	228	13,473
Landmark Bancorp, Inc./Manhattan KS	14	445
LCNB Corp.	8	155
Live Oak Bancshares, Inc.	80	3,151
M&T Bank Corp.	980	229,261
MainStreet Bancshares, Inc.	450	11,223
Mercantile Bank Corp.	57	3,406
Meridian Corp.	19	366
Metrocity Bankshares, Inc.	110	3,830
Metropolitan Bank Holding Corp.	12	1,089
Mid Penn Bancorp, Inc.	42	1,529
Midland States Bancorp, Inc.	28	918
MVB Financial Corp.	151	4,571
National Bank Holdings Corp. - Class A	338	13,956
NB Bancorp, Inc.	61	1,362
NBT Bancorp, Inc.	435	22,368
Nicolet Bankshares, Inc. (b)	282	47,754
Northeast Bank	692	87,296
Northeast Community Bancorp, Inc.	896	23,610
Northpointe Bancshares, Inc.	1,930	32,791
Northrim BanCorp, Inc.	3,330	85,148
Northwest Bancshares, Inc.	1,180	18,042
Norwood Financial Corp.	499	17,046
Oak Valley Bancorp	42	1,411
OceanFirst Financial Corp.	83	1,564
OFG Bancorp	3,104	161,563
Old National Bancorp (b)	3,626	92,753
Old Second Bancorp, Inc.	59	1,480
OP Bancorp	713	10,702
Orange County Bancorp, Inc.	329	12,486
Origin Bancorp, Inc.	40	2,125

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Banks — 4.7% (continued)
Orrstown Financial Services, Inc.	2,815	$117,385
Park National Corp.	293	57,220
Parke Bancorp, Inc.	947	31,961
Pathward Financial, Inc.	2,798	227,925
PCB Bancorp	616	16,835
Peapack-Gladstone Financial Corp.	24	1,071
Peoples Bancorp of North Carolina, Inc.	137	5,987
Peoples Bancorp, Inc.	50	1,968
Peoples Financial Services Corp.	985	67,640
Pinnacle Financial Partners, Inc.	287	28,691
Plumas Bancorp	201	12,307
PNC Financial Services Group, Inc.	1,634	391,555
Ponce Financial Group, Inc. (a)	44	892
Popular, Inc.	1,224	205,865
Preferred Bank	1,646	168,600
Primis Financial Corp.	4,103	65,238
Prosperity Bancshares, Inc.	967	69,198
Provident Financial Services, Inc.	9,864	230,818
QCR Holdings, Inc.	18	1,790
RBB Bancorp	491	12,741
Red River Bancshares, Inc.	42	4,202
Regions Financial Corp.	22,216	663,814
Renasant Corp.	778	31,828
Republic Bancorp, Inc. - Class A	410	38,339
S&T Bancorp, Inc.	492	24,344
SB Financial Group, Inc.	4	111
Seacoast Banking Corp. of Florida	819	27,809
ServisFirst Bancshares, Inc.	796	34,260
Shore Bancshares, Inc.	1,935	44,428
Sierra Bancorp	369	14,620
SmartFinancial, Inc.	16	809
South Plains Financial, Inc.	25	1,090
Southern First Bancshares, Inc. (a)	7	429
Southern Missouri Bancorp, Inc.	511	37,604
Southside Bancshares, Inc.	54	1,704
SOUTHSTATE BANK CORP	2,730	286,350
Stock Yards Bancorp, Inc.	158	12,515
Texas Capital Bancshares, Inc.	3,194	310,393
TFS Financial Corp.	404	7,058
Third Coast Bancshares, Inc. (a)	651	29,035
Timberland Bancorp, Inc. (b)	234	10,668
Tompkins Financial Corp.	2,372	230,369
Towne Bank	661	24,483
TriCo Bancshares	42	2,242
Triumph Financial, Inc. (a)	111	7,909

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Banks — 4.7% (continued)
Truist Financial Corp.	3,003	$148,889
TrustCo Bank Corp. NY	22	1,248
Trustmark Corp.	6,096	279,928
UMB Financial Corp.	1,790	253,518
United Bankshares, Inc.	1,483	69,894
United Community Banks, Inc.	1,190	41,460
Unity Bancorp, Inc.	542	31,452
Univest Financial Corp.	34	1,412
US Bancorp	16,167	995,564
USCB Financial Holdings, Inc.	27	600
Valley National Bancorp	4,656	63,508
Virginia National Bankshares Corp.	8	370
WaFd, Inc. (b)	126	4,506
Washington Trust Bancorp, Inc.	25	978
Wells Fargo & Co.	31,600	2,729,924
WesBanco, Inc.	975	39,010
West BanCorp, Inc.	27	763
Westamerica BanCorp	412	23,917
Western Alliance Bancorp	3,762	293,925
Western New England Bancorp, Inc.	3	41
Wintrust Financial Corp.	2,968	446,268
WSFS Financial Corp. (b)	1,605	124,307
Zions Bancorp NA	10,800	720,252
		32,469,858
Beverages — 0.7%
Brown-Forman Corp. - Class B	6,830	181,473
Coca-Cola Co.	8,707	772,050
Constellation Brands, Inc. - Class A	16,635	2,172,864
Keurig Dr Pepper, Inc.	533	16,981
Monster Beverage Corp. (a)	4,138	190,017
National Beverage Corp.	688	21,761
PepsiCo, Inc.	8,780	1,232,185
Primo Brands Corp.	20,893	476,778
Vita Coco Co., Inc. (a)	444	26,070
		5,090,179
Biotechnology — 0.8%
ACADIA Pharmaceuticals, Inc. (a)	1,974	57,068
Alkermes PLC (a)	6	282
Amgen, Inc.	3,226	1,386,793
AnaptysBio, Inc. (a)	18	1,026
Biogen, Inc. (a)	2,214	479,663
BioMarin Pharmaceutical, Inc. (a)	272	17,743
CareDx, Inc. (a)	22	1,102
Emergent BioSolutions, Inc. (a)	212	1,293
Exelixis, Inc. (a)	11,935	652,128
Gilead Sciences, Inc.	5	732
Halozyme Therapeutics, Inc. (a)	1,106	117,778

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Biotechnology — 0.8% (continued)
Incyte Corp. (a)	16,889	$2,081,063
Kiniksa Pharmaceuticals International PLC (a)	36	2,831
Krystal Biotech, Inc. (a)	29	10,421
Neurocrine Biosciences, Inc. (a)	927	142,786
Protalix BioTherapeutics, Inc. (a)	701	1,802
Puma Biotechnology, Inc. (a)	5,372	48,939
Regeneron Pharmaceuticals, Inc.	73	58,333
Sarepta Therapeutics, Inc. (a)	15	315
United Therapeutics Corp. (a)	145	74,005
Veracyte, Inc. (a)	9,152	395,275
Vericel Corp. (a)	13	519
Vertex Pharmaceuticals, Inc. (a)	78	42,473
		5,574,370
Broadline Retail — 2.2%
Amazon.com, Inc. (a)	49,242	12,791,594
Dillard’s, Inc. - Class A	582	364,315
eBay, Inc.	4,011	415,379
Kohl’s Corp. (b)	5,701	101,592
Macy’s, Inc.	62,216	1,366,264
MercadoLibre, Inc. (a)	1	1,936
Savers Value Village, Inc. (a)	643	6,642
		15,047,722
Building Products — 0.6%
A O Smith Corp.	1,651	97,624
AAON, Inc.	31	2,355
Advanced Drainage Systems, Inc.	2,235	303,357
Allegion PLC	1,541	239,240
Apogee Enterprises, Inc.	2,268	88,588
Armstrong World Industries, Inc.	944	162,916
AZZ, Inc.	622	85,313
Builders FirstSource, Inc. (a)	31	2,058
Carlisle Cos., Inc.	3,013	1,044,246
Carrier Global Corp.	730	42,501
CSW Industrials, Inc.	19	5,870
Fortune Brands Innovations, Inc.	219	9,708
Griffon Corp.	2,258	219,907
Hayward Holdings, Inc. (a)	2,014	28,297
Insteel Industries, Inc.	514	15,471
Janus International Group, Inc. (a)	139	689
Johnson Controls International PLC	3,603	498,079
Lennox International, Inc.	23	8,801
Louisiana-Pacific Corp.	18	1,269
Masterbrand, Inc. (a)	115	949
Modine Manufacturing Co. (a)	7	1,249
Owens Corning (b)	277	38,268
Resideo Technologies, Inc. (a)	30,001	580,819

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Building Products — 0.6% (continued)
Simpson Manufacturing Co., Inc.	351	$64,096
Tecnoglass Holdings, Inc.	49	1,945
Trane Technologies PLC	1,211	538,168
Trex Co., Inc. (a)	123	5,606
UFP Industries, Inc.	103	8,706
Zurn Elkay Water Solutions Corp.	1,509	72,130
		4,168,225
Capital Markets — 2.6%
Acadian Asset Management, Inc.	440	41,448
Affiliated Managers Group, Inc.	378	139,176
Ameriprise Financial, Inc.	4,053	2,241,755
Ares Management Corp. - Class A	8	1,145
Artisan Partners Asset Management, Inc. - Class A	2,476	105,403
Bank of New York Mellon Corp.	4,046	652,539
BGC Group, Inc. - Class A	5,004	60,098
BlackRock, Inc.	388	448,377
Blackstone, Inc.	47	6,732
Carlyle Group, Inc.	698	33,776
Cboe Global Markets, Inc.	441	132,388
Charles Schwab Corp.	8,128	892,617
CME Group, Inc.	750	214,125
Cohen & Steers, Inc.	40	3,227
Coinbase Global, Inc. - Class A (a)	13	2,446
Donnelley Financial Solutions, Inc. (a)	1,390	67,137
Evercore, Inc. - Class A	503	144,074
FactSet Research Systems, Inc.	3,144	985,801
Franklin Templeton, Inc.	3,025	103,304
GCM Grosvenor, Inc. - Class A	64	883
Goldman Sachs Group, Inc.	1,684	1,727,616
Hamilton Lane, Inc. - Class A	14	1,523
Houlihan Lokey, Inc.	147	19,594
Interactive Brokers Group, Inc. - Class A	2	195
Intercontinental Exchange, Inc.	2,003	321,882
Jefferies Financial Group, Inc.	1,511	79,539
KKR & Co., Inc.	64	7,022
Lazard, Inc.	2,323	100,423
LPL Financial Holdings, Inc.	1,236	457,487
Moelis & Co. - Class A (b)	3,149	214,352
Moody’s Corp.	394	198,828
Morgan Stanley	8,350	1,781,222
Morningstar, Inc.	1,819	398,252
Nasdaq, Inc.	1,311	129,278
Northern Trust Corp.	1,825	338,647
Piper Sandler Cos.	777	58,322
PJT Partners, Inc. - Class A	14	2,525

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Capital Markets — 2.6% (continued)
Raymond James Financial, Inc.	165	$29,398
Robinhood Markets, Inc. - Class A (a)	80	8,385
S&P Global, Inc.	395	172,157
SEI Investments Co.	1,198	132,954
State Street Corp.	1,930	369,363
Stifel Financial Corp.	2,891	233,535
StoneX Group, Inc. (a)	4,500	308,160
T Rowe Price Group, Inc.	13,428	1,494,268
TPG, Inc.	26	1,407
Tradeweb Markets, Inc. - Class A	93	10,016
UBS Group AG	4	223
Victory Capital Holdings, Inc. - Class A	2,859	337,391
Virtu Financial, Inc. - Class A	35,024	2,298,975
Virtus Investment Partners, Inc.	201	33,265
WisdomTree, Inc.	6,829	164,306
		17,706,961
Chemicals — 1.8%
AdvanSix, Inc.	1,745	29,333
Air Products and Chemicals, Inc.	2,807	868,654
Albemarle Corp.	173	23,350
Alto Ingredients, Inc. (a)	412	1,632
Ashland, Inc.	12	880
Avient Corp.	6,918	304,807
Axalta Coating Systems Ltd. (a)	32,813	1,195,049
Balchem Corp.	104	18,293
Cabot Corp.	9,187	759,857
Celanese Corp.	58	2,638
CF Industries Holdings, Inc.	35,294	4,589,279
Chemours Co.	1,512	23,527
Core Molding Technologies, Inc. (a)	445	11,147
Corteva, Inc.	2,322	196,511
Dow, Inc.	1,318	40,225
Eastman Chemical Co.	3,711	268,825
Ecolab, Inc.	721	204,187
Ecovyst, Inc. (a)	7,616	77,455
Flotek Industries, Inc. (a)	10	237
Hawkins, Inc.	9	1,082
HB Fuller Co.	8,259	453,832
Huntsman Corp.	42	402
Ingevity Corp. (a)	21	1,455
Innospec, Inc.	321	30,129
International Flavors & Fragrances, Inc.	1,995	172,228
Intrepid Potash, Inc. (a)	27	1,044
Koppers Holdings, Inc.	3,959	181,599
Kronos Worldwide, Inc.	1,196	10,549
Linde PLC	1,294	633,517
LSB Industries, Inc. (a)	10,275	109,634

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Chemicals — 1.8% (continued)
LyondellBasell Industries NV - Class A	1,435	$93,390
Mativ Holdings, Inc.	178	2,116
Minerals Technologies, Inc.	1,818	128,933
Mosaic Co.	363	8,756
NewMarket Corp.	666	597,868
Olin Corp.	7,374	128,308
Orion SA	9,598	59,892
PPG Industries, Inc.	5,983	671,113
Quaker Chemical Corp.	140	23,212
Rayonier Advanced Materials, Inc. (a)	5,445	46,773
RPM International, Inc.	1,885	196,229
Sensient Technologies Corp.	413	55,730
Sherwin-Williams Co.	624	211,417
Solstice Advanced Materials, Inc.	2,302	145,924
Stepan Co.	704	44,077
		12,625,095
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,600	74,608
ACCO Brands Corp.	13,335	57,074
BrightView Holdings, Inc. (a)	10,451	116,111
Brink’s Co.	3,574	389,316
Casella Waste Systems, Inc. - Class A (a)	73	6,734
Cintas Corp.	518	104,527
Civeo Corp. (a)(b)	99	3,310
Clean Harbors, Inc. (a)	1,488	469,092
Copart, Inc. (a)	509	16,792
Deluxe Corp.	7,621	176,045
Ennis, Inc.	1,808	38,583
Enviri Corp. (a)	4,159	92,662
Healthcare Services Group, Inc. (a)	271	5,959
Interface, Inc.	8,525	323,268
Liquidity Services, Inc. (a)	30	1,250
Millerknoll, Inc.	10,119	228,588
MSA Safety, Inc.	628	117,291
Onterris, Inc. (a)	15	251
OPENLANE, Inc. (a)	3,213	114,383
Quad/Graphics, Inc.	7,452	74,967
Republic Services, Inc.	1,442	318,567
Rollins, Inc.	128	4,617
Tetra Tech, Inc.	1,127	40,730
UniFirst Corp.	65	17,979
Veralto Corp.	1,094	107,836
Vestis Corp. (a)	12,742	159,402
Waste Management, Inc.	3,814	834,961
		3,894,903

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. (a)	2	$15
Arista Networks, Inc. (a)	2,217	433,845
Aviat Networks, Inc. (a)	517	10,304
BK Technologies Corp. (a)	4	289
Cisco Systems, Inc.	17,364	1,918,548
Digi International, Inc. (a)	623	46,688
Extreme Networks, Inc. (a)	12	270
F5, Inc. (a)	281	114,404
Harmonic, Inc. (a)	1,367	16,377
Motorola Solutions, Inc.	1,098	532,859
NetScout Systems, Inc. (a)	1,168	45,353
Ribbon Communications, Inc. (a)(b)	384	764
Viasat, Inc. (a)	45,285	3,046,322
Viavi Solutions, Inc. (a)	134	4,863
Vistance Networks, Inc.	29,426	185,678
		6,356,579
Construction & Engineering — 0.4%
Ameresco, Inc. - Class A (a)	393	8,693
API Group Corp. (a)	3,407	133,725
Argan, Inc.	5	2,125
Centuri Holdings, Inc. (a)	6	122
Comfort Systems USA, Inc.	451	697,075
Concrete Pumping Holdings, Inc. (a)	3,331	30,079
Construction Partners, Inc. - Class A (a)	1,086	115,333
EMCOR Group, Inc.	366	268,842
Everus Construction Group, Inc. (a)	2,045	235,441
Granite Construction, Inc.	1,454	175,294
IES Holdings, Inc. (a)	574	173,922
Limbach Holdings, Inc. (a)	10	412
MasTec, Inc. (a)	1,173	281,262
MYR Group, Inc. (a)	424	123,562
NWPX Infrastructure, Inc. (a)	33	3,627
Orion Group Holdings, Inc. (a)	34	320
Primoris Services Corp.	1,197	86,316
Quanta Services, Inc.	290	176,056
Sterling Infrastructure, Inc. (a)	199	93,544
Tutor Perini Corp.	194	17,173
Valmont Industries, Inc.	482	226,376
		2,849,299
Construction Materials — 0.2%
CRH PLC	3,797	358,019
Eagle Materials, Inc.	3,761	730,612
James Hardie Industries PLC (a)	13	386
Knife River Corp. (a)(b)	1,091	68,406
Martin Marietta Materials, Inc.	187	96,997

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Construction Materials — 0.2% (continued)
Smith-Midland Corp. (a)	2	$53
United States Lime & Minerals, Inc.	69	8,151
Vulcan Materials Co.	385	103,788
		1,366,412
Consumer Finance — 2.0%
Ally Financial, Inc.	42,620	1,798,990
American Express Co.	3,147	1,039,045
Bread Financial Holdings, Inc.	8,832	922,679
Capital One Financial Corp.	9,811	2,104,558
Credit Acceptance Corp. (a)(b)	766	459,401
Dave, Inc. (a)	316	113,608
Encore Capital Group, Inc. (a)	6,173	598,843
Enova International, Inc. (a)	5,563	1,261,243
FirstCash Holdings, Inc.	9,002	1,930,659
Green Dot Corp. - Class A (a)	2,001	26,593
Happen, Inc. (a)	6,172	108,504
LendingTree, Inc. (a)	32	897
Nelnet, Inc. - Class A	1,398	175,127
NerdWallet, Inc. - Class A (a)	676	6,679
OneMain Holdings, Inc.	17,226	1,075,936
Oportun Financial Corp. (a)	5,156	37,897
OppFi, Inc. (a)	1	7
PROG Holdings, Inc.	7,189	274,117
Regional Management Corp.	298	9,563
SLM Corp.	13,526	351,270
SoFi Technologies, Inc. (a)(b)	196	3,505
Synchrony Financial	18,417	1,419,582
Upstart Holdings, Inc. (a)	9	258
World Acceptance Corp. (a)	3	551
		13,719,512
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc. - Class A	4,560	56,316
Andersons, Inc.	932	60,459
BJ’s Wholesale Club Holdings, Inc. (a)	10,220	926,443
Casey’s General Stores, Inc.	495	372,344
Chefs’ Warehouse, Inc. (a)	1,251	140,700
Costco Wholesale Corp.	888	838,174
Dollar General Corp.	11,427	1,448,372
Dollar Tree, Inc. (a)	28,133	3,561,356
Ingles Markets, Inc. - Class A (b)	1,657	135,543
Kroger Co.	43,913	2,526,754
Maplebear, Inc. (a)	2,233	112,811
Natural Grocers by Vitamin Cottage, Inc.	2,270	62,130
Performance Food Group Co. (a)	3,887	385,474
PriceSmart, Inc. (b)	462	78,545
Sprouts Farmers Market, Inc. (a)(b)	14,471	1,187,201
Sysco Corp.	17,844	1,446,791

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Consumer Staples Distribution & Retail — 2.7% (continued)
Target Corp.	28,285	$4,550,491
United Natural Foods, Inc. (a)	73	3,202
US Foods Holding Corp. (a)	5,812	609,330
Village Super Market, Inc. - Class A	1,423	61,587
Walmart, Inc.	278	29,154
Weis Markets, Inc.	1,015	72,116
		18,665,293
Containers & Packaging — 2.0%
Amcor PLC (b)	1,234	56,628
AptarGroup, Inc.	985	129,646
Avery Dennison Corp.	8,261	1,438,323
Ball Corp.	49,151	3,095,038
Crown Holdings, Inc.	18,227	2,121,441
Graphic Packaging Holding Co.	800	8,960
Greif, Inc. - Class A	2,905	240,389
Greif, Inc. - Class B	1	106
International Paper Co.	186	7,055
Myers Industries, Inc.	8,374	268,722
O-I Glass, Inc. (a)	501	3,642
Packaging Corp. of America	6,627	1,550,320
Ranpak Holdings Corp. (a)	45	214
Silgan Holdings, Inc. (b)	11,558	480,119
Smurfit Westrock PLC	70,466	3,304,855
Sonoco Products Co. (b)	17,103	943,230
TriMas Corp.	347	13,457
		13,662,145
Distributors — 0.1%
Genuine Parts Co.	1,160	157,377
GigaCloud Technology, Inc. - Class A (a)	2,451	118,947
LKQ Corp.	4,439	111,419
Pool Corp.	127	23,688
Weyco Group, Inc.	2	90
		411,521
Diversified Consumer Services — 0.7%
ADT, Inc.	76,734	567,064
American Public Education, Inc. (a)	29	1,324
Bright Horizons Family Solutions, Inc. (a)	124	9,198
Carriage Services, Inc.	2,754	92,672
Covista, Inc. (a)	286	37,846
Driven Brands Holdings, Inc. (a)	418	5,192
Frontdoor, Inc. (a)	9,247	747,805
Graham Holdings Co. - Class B	100	112,889
Grand Canyon Education, Inc. (a)	545	80,731
H&R Block, Inc.	52	2,686

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Diversified Consumer Services — 0.7% (continued)
Laureate Education, Inc. (a)	25,722	$965,347
Lincoln Educational Services Corp. (a)	13	327
Matthews International Corp. - Class A	1,235	25,651
OneSpaWorld Holdings Ltd.	258	6,406
Perdoceo Education Corp.	5,484	182,288
Service Corp. International	20,162	1,646,026
Strategic Education, Inc.	93	7,704
Stride, Inc. (a)	4,476	388,024
Universal Technical Institute, Inc. (a)	255	5,388
		4,884,568
Diversified Telecommunication Services — 2.4%
Anterix, Inc. (a)	1,607	146,060
AT&T, Inc.	208,693	5,403,062
ATN International, Inc.	2,816	84,959
Bandwidth, Inc. - Class A (a)	315	15,256
Comcast Corp. - Class A	120,318	3,202,865
IDT Corp. - Class B	312	21,285
Iridium Communications, Inc.	22,835	1,072,788
Liberty Capital Corp. - Class A (a)	3	80
Liberty Global Ltd. - Class A (a)	7	75
Liberty Global Ltd. - Class C (a)	2,256	23,665
Liberty Latin America Ltd. - Class C (a)	25,733	220,017
Shenandoah Telecommunications Co.	206	2,548
Uniti Group, Inc. (a)	2	20
Verizon Communications, Inc.	132,374	6,621,348
		16,814,028
Electric Utilities — 0.7%
Alliant Energy Corp. (b)	3,700	251,526
American Electric Power Co., Inc.	3,210	393,000
Duke Energy Corp.	4,007	480,479
Edison International	851	45,937
Entergy Corp.	3,962	421,200
Evergy, Inc.	3,994	323,594
Eversource Energy	1,875	131,513
Exelon Corp.	6,988	305,515
FirstEnergy Corp.	2,672	122,538
Genie Energy Ltd. - Class B	70	1,039
Hawaiian Electric Industries, Inc. (a)	553	6,205
IDACORP, Inc.	1,421	193,483
MGE Energy, Inc.	510	39,622
NextEra Energy, Inc.	10,279	846,373
NRG Energy, Inc.	1,119	123,224
OGE Energy Corp.	3,728	170,109

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Electric Utilities — 0.7% (continued)
Otter Tail Corp.	606	$54,825
PG&E Corp.	8,763	116,285
Pinnacle West Capital Corp.	1,765	172,335
Portland General Electric Co.	1,515	74,023
PPL Corp.	4,307	146,998
Southern Co.	5,039	443,432
Xcel Energy, Inc.	3,992	302,154
		5,165,409
Electrical Equipment — 0.3%
Acuity, Inc.	214	71,003
Allient, Inc.	277	26,041
AMETEK, Inc.	510	119,937
Babcock & Wilcox Enterprises, Inc. (a)	20	151
Eaton Corp. PLC	1,049	421,572
Emerson Electric Co.	1,860	283,538
EnerSys	2,469	453,950
Generac Holdings, Inc. (a)	172	31,885
Hubbell, Inc.	171	77,463
LSI Industries, Inc. (b)	5	98
Nextpower, Inc. - Class A (a)	2,069	169,720
nVent Electric PLC	858	129,343
Powell Industries, Inc.	120	21,568
Regal Rexnord Corp.	235	37,236
Rockwell Automation, Inc.	411	174,441
Sensata Technologies Holding PLC	398	16,330
Shoals Technologies Group, Inc. - Class A (a)	157	1,086
Sunrun, Inc. (a)	8	69
Vertiv Holdings Co. - Class A	317	82,014
		2,117,445
Electronic Equipment, Instruments & Components — 1.9%
ADI Global Distribution, Inc. (a)	15,000	328,050
Advanced Energy Industries, Inc.	23	6,368
Amphenol Corp. - Class A	7,769	1,231,775
Arrow Electronics, Inc. (a)	1,545	315,844
Avnet, Inc.	2,445	218,974
Badger Meter, Inc.	4	542
Bel Fuse, Inc. - Class B	105	26,174
Belden, Inc.	1,703	194,925
Benchmark Electronics, Inc.	67	4,709
CDW Corp.	20,174	3,057,975
Climb Global Solutions, Inc.	16	457
Cognex Corp.	694	42,306
Coherent Corp. (a)	2,041	567,051
Corning, Inc.	2,798	416,147
Crane NXT Co.	379	18,533
CTS Corp.	652	36,818
Daktronics, Inc. (a)	4	78

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Electronic Equipment, Instruments & Components — 1.9% (continued)
ePlus, Inc.	35	$3,079
Fabrinet (a)	11	4,542
Flex Ltd. (a)	2,857	312,127
Insight Enterprises, Inc. (a)	8,650	1,358,223
IPG Photonics Corp. (a)	86	6,543
Itron, Inc. (a)	50	4,851
Jabil, Inc.	1,067	325,712
Keysight Technologies, Inc. (a)	490	158,123
Kimball Electronics, Inc. (a)	375	8,858
Knowles Corp. (a)	169	5,776
Littelfuse, Inc.	38	15,663
Methode Electronics, Inc.	973	17,738
Mirion Technologies, Inc. (a)	1,131	17,044
Napco Security Technologies, Inc.	189	6,849
Novanta, Inc. (a)(b)	352	51,469
OSI Systems, Inc. (a)(b)	258	53,641
PC Connection, Inc.	219	17,492
Plexus Corp. (a)	454	108,719
Powerfleet, Inc. NJ (a)	319	957
Rogers Corp. (a)	4	502
ScanSource, Inc. (a)	537	30,657
TD SYNNEX Corp.	12,237	3,094,125
Teledyne Technologies, Inc. (a)	189	115,848
TTM Technologies, Inc. (a)	2,517	299,322
Vishay Intertechnology, Inc.	1,134	34,508
Vishay Precision Group, Inc. (a)	111	6,861
Vontier Corp.	8,727	281,097
Zebra Technologies Corp. - Class A (a)	1,413	499,566
		13,306,618
Energy Equipment & Services — 1.6%
Archrock, Inc.	28,473	897,469
Atlas Energy Solutions, Inc.	160	2,096
Baker Hughes Co.	3,328	211,494
Borr Drilling Ltd. (a)(b)	12,536	56,161
Bristow Group, Inc.	3,556	161,407
Cactus, Inc. - Class A	204	14,345
Core Laboratories, Inc.	3	37
Energy Services of America Corp.	267	3,111
Expro Ltd. (a)	9,922	179,787
Flowco Holdings, Inc. - Class A	47	1,031
Forum Energy Technologies, Inc. (a)	338	27,706
Halliburton Co.	15,172	559,088
Helix Energy Solutions Group, Inc. (a)	8,076	83,183
Helmerich & Payne, Inc.	10,640	463,691
Innovex International, Inc. (a)	2,439	74,804
Kodiak Gas Services, Inc.	14,021	824,014

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Energy Equipment & Services — 1.6% (continued)
Liberty Energy, Inc.	12	$237
Nabors Industries Ltd. (a)	3,611	338,134
National Energy Services Reunited Corp. (a)(b)	8,692	305,176
Natural Gas Services Group, Inc.	1,640	57,728
Noble Corp. PLC (b)	9,379	429,840
NOV, Inc.	6,868	146,220
Oceaneering International, Inc. (a)	16,082	832,404
Patterson-UTI Energy, Inc.	59,325	749,868
ProFrac Holding Corp. - Class A (a)	7	36
ProPetro Holding Corp. (a)(b)	12,117	137,649
Ranger Energy Services, Inc. - Class A	1,277	21,326
RPC, Inc.	5,996	39,154
SEACOR Marine Holdings, Inc. (a)	938	8,958
Seadrill Ltd. (a)	96	4,677
Select Water Solutions, Inc.	805	15,697
SLB Ltd.	19,460	1,169,546
Solaris Energy Infrastructure, Inc.	10	508
TechnipFMC PLC	5,067	395,986
TETRA Technologies, Inc. (a)	7,574	52,261
Tidewater, Inc. (a)(b)	7,578	705,663
Valaris Ltd. (a)	1,368	118,154
Weatherford International PLC	16,934	1,655,637
		10,744,283
Entertainment — 0.2%
Atlanta Braves Holdings, Inc. - Class C (a)	3	149
Cinemark Holdings, Inc.	18,849	671,213
IMAX Corp. (a)(b)	305	15,616
Liberty Live Holdings, Inc. - Class A (a)	24	2,387
Liberty Media Corp.-Liberty Formula One - Class A (a)	2	184
Liberty Media Corp.-Liberty Formula One - Class C (a)	481	48,076
Live Nation Entertainment, Inc. (a)	10	1,799
Madison Square Garden Entertainment Corp. (a)	553	42,963
Marcus Corp.	2,684	76,306
Netflix, Inc. (a)	893	72,378
Sphere Entertainment Co. (a)	495	67,468
Spotify Technology SA (a)	18	9,785
Starz Entertainment Corp. (a)	36	953
Take-Two Interactive Software, Inc. (a)	33	7,250
TKO Group Holdings, Inc.	7	1,278
Walt Disney Co.	5,252	564,853

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Entertainment — 0.2% (continued)
Warner Bros Discovery, Inc. (a)	3,528	$100,654
Warner Music Group Corp. - Class A	9	254
		1,683,566
Financial Services — 2.9%
Affirm Holdings, Inc. (a)	49	3,648
Alerus Financial Corp.	120	3,948
Apollo Global Management, Inc.	510	69,656
Berkshire Hathaway, Inc. - Class B (a)	11,518	5,805,417
Block, Inc. (a)	192	15,748
Cass Information Systems, Inc.	27	1,515
Corebridge Financial, Inc.	16,768	545,631
Corpay, Inc. (a)	6,285	2,541,025
Enact Holdings, Inc.	1,927	92,881
Essent Group Ltd.	2,371	160,185
Euronet Worldwide, Inc. (a)	1,947	135,336
EVERTEC, Inc.	2,594	76,860
Federal Agricultural Mortgage Corp. - Class C	607	133,479
Fidelity National Information Services, Inc.	857	34,940
Fiserv, Inc. (a)	4,790	255,355
Flywire Corp. (a)	144	2,720
Global Payments, Inc.	18,162	1,653,650
HA Sustainable Infrastructure Capital, Inc.	121	4,786
Jack Henry & Associates, Inc.	618	103,768
Jackson Financial, Inc. - Class A	10	1,334
Marqeta, Inc. (a)	12	197
Mastercard, Inc. - Class A	1,790	1,054,865
Merchants Bancorp	422	22,214
MGIC Investment Corp.	14,966	458,708
NMI Holdings, Inc. (a)(b)	9,237	409,661
Onity Group, Inc. (a)	44	1,507
Paymentus Holdings, Inc. - Class A (a)	46	1,638
PayPal Holdings, Inc.	45,473	2,394,836
Paysafe Ltd. (a)	1,218	7,844
Paysign, Inc. (a)	61	760
PennyMac Financial Services, Inc. (b)	75	5,483
Radian Group, Inc.	10,037	359,927
Remitly Global, Inc. (a)	1,460	39,040
Security National Financial Corp. - Class A (a)	448	3,901
Sezzle, Inc. (a)	22	2,652
Toast, Inc. - Class A (a)	168	5,727
Velocity Financial, Inc. (a)	1,608	28,864
Visa, Inc. - Class A	5,275	2,001,177
Voya Financial, Inc.	1,111	112,566

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Financial Services — 2.9% (continued)
Walker & Dunlop, Inc.	33	$1,337
Waterstone Financial, Inc.	1	21
Western Union Co. (b)	46,335	331,759
WEX, Inc. (a)	5,252	1,000,926
		19,887,492
Food Products — 0.5%
Archer-Daniels-Midland Co.	2,231	181,358
B&G Foods, Inc. (b)	14,141	49,069
Bunge Global SA	42	4,881
Cal-Maine Foods, Inc.	2,343	184,910
Campbell’s Co. (b)	1,328	31,447
Conagra Brands, Inc.	684	10,958
Darling Ingredients, Inc. (a)	852	56,462
Dole PLC	6,732	93,238
Freshpet, Inc. (a)	306	21,377
General Mills, Inc.	725	29,870
Hershey Co.	1,597	281,407
Hormel Foods Corp.	313	6,839
Ingredion, Inc.	8,477	877,030
J & J Snack Foods Corp.	8	706
J M Smucker Co.	95	12,460
John B Sanfilippo & Son, Inc.	1,630	120,115
Lamb Weston Holdings, Inc.	7,443	405,867
Lifeway Foods, Inc. (a)	8	208
McCormick & Co., Inc.	30	1,627
Mission Produce, Inc. (a)	49	623
Mondelez International, Inc. - Class A	1,616	100,305
Pilgrim’s Pride Corp. (a)	114	3,577
Post Holdings, Inc. (a)	6,291	524,418
Seaboard Corp.	1	3,910
Seneca Foods Corp. - Class A (a)	1,341	265,907
Smithfield Foods, Inc.	4,088	89,568
Tootsie Roll Industries, Inc.	11	465
Tyson Foods, Inc. - Class A (b)	5,303	292,408
		3,651,010
Gas Utilities — 0.1%
Atmos Energy Corp.	1,010	167,791
Chesapeake Utilities Corp.	735	98,152
MDU Resources Group, Inc.	3,212	63,983
National Fuel Gas Co.	2,229	185,141
New Jersey Resources Corp.	398	21,229
Northwest Natural Holding Co.	730	35,821
ONE Gas, Inc.	967	76,654
Southwest Gas Holdings, Inc.	915	80,822
Spire, Inc.	1,383	113,185
UGI Corp.	4,464	171,641
		1,014,419
Ground Transportation — 1.3%
ArcBest Corp.	1,152	158,941

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Ground Transportation — 1.3% (continued)
Covenant Logistics Group, Inc.	1,880	$66,458
CSX Corp.	49,447	2,497,568
Fedex Freight Holding Co., Inc. (a)	4,212	563,313
Heartland Express, Inc.	785	9,703
JB Hunt Transport Services, Inc.	2,339	620,934
Knight-Swift Transportation Holdings, Inc.	747	51,177
Landstar System, Inc.	195	35,223
Lyft, Inc. - Class A (a)	26	439
Marten Transport Ltd.	73	1,053
Norfolk Southern Corp.	2,351	805,899
Old Dominion Freight Line, Inc.	87	17,397
RXO, Inc. (a)	62	1,318
Ryder System, Inc.	6,769	1,654,750
Saia, Inc. (a)	55	19,532
Schneider National, Inc. - Class B	1,575	54,353
Uber Technologies, Inc. (a)	2,131	161,210
U-Haul Holding Co.	1,236	73,752
U-Haul Holding Co. (a)	9	606
Union Pacific Corp.	6,126	1,841,904
Universal Logistics Holdings, Inc.	48	897
Werner Enterprises, Inc.	4,862	190,493
XPO, Inc. (a)	2,141	415,333
		9,242,253
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	3,802	419,589
Acme United Corp.	116	7,229
Align Technology, Inc. (a)	73	11,665
AtriCure, Inc. (a)	4	193
Baxter International, Inc.	497	12,922
Becton Dickinson & Co.	213	40,067
Bioventus, Inc. - Class A (a)	7,509	102,498
Boston Scientific Corp. (a)	3	145
CONMED Corp.	33	1,645
Cooper Cos., Inc. (a)	174	12,196
CVRx, Inc. (a)	22	65
Dexcom, Inc. (a)	138	12,566
Edwards Lifesciences Corp. (a)	1,050	95,288
Envista Holdings Corp. (a)	391	10,612
GE HealthCare Technologies, Inc.	987	70,304
Globus Medical, Inc. - Class A (a)	162	13,182
Haemonetics Corp. (a)	2,267	233,660
ICU Medical, Inc. (a)	94	16,257
IDEXX Laboratories, Inc. (a)	135	75,153
Inmode Ltd. (a)	4	60
Inspire Medical Systems, Inc. (a)	6	378
Integra LifeSciences Holdings Corp. (a)	34	575

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Health Care Equipment & Supplies — 0.6% (continued)
Intuitive Surgical, Inc. (a)	3	$1,131
iRadimed Corp.	3	259
LeMaitre Vascular, Inc.	48	3,853
LivaNova PLC (a)	803	64,087
Medtronic PLC	2,124	192,541
Merit Medical Systems, Inc. (a)	112	10,154
Neogen Corp. (a)	42	486
Omnicell, Inc. (a)	111	3,903
ResMed, Inc.	159	38,176
Solventum Corp. (a)(b)	21,107	1,922,003
STERIS PLC	498	115,855
Stryker Corp.	396	128,225
Tactile Systems Technology, Inc. (a)	26	597
UFP Technologies, Inc. (a)	18	5,363
Zimmer Biomet Holdings, Inc.	2,857	285,814
		3,908,696
Health Care Providers & Services — 1.5%
AdaptHealth Corp. (a)	10,246	57,275
Addus HomeCare Corp. (a)	60	6,880
Alignment Healthcare, Inc. (a)	11	147
AMN Healthcare Services, Inc. (a)	4,327	148,329
Ardent Health, Inc. (a)	240	2,597
Astrana Health, Inc. (a)	2,437	92,874
Aveanna Healthcare Holdings, Inc. (a)	6,427	86,250
BrightSpring Health Services, Inc. (a)	1,127	65,817
Cencora, Inc.	218	70,545
Chemed Corp.	23	11,930
Cigna Group	8,976	2,478,094
Concentra Group Holdings Parent, Inc.	18,159	612,685
CorVel Corp. (a)	33	2,273
CVS Health Corp.	5,266	494,530
Elevance Health, Inc.	3,550	1,393,517
Encompass Health Corp.	2,990	359,428
Ensign Group, Inc.	418	72,005
Guardian Pharmacy Services, Inc. - Class A (a)	28	1,038
HealthEquity, Inc. (a)	565	54,545
Henry Schein, Inc. (a)	1,088	97,702
Humana, Inc.	82	31,425
InfuSystem Holdings, Inc. (a)	868	10,546
Innovage Holding Corp. (a)	7	76
Labcorp Holdings, Inc.	1,297	431,460
LifeStance Health Group, Inc. (a)	242	2,991
Molina Healthcare, Inc. (a)	278	55,258
National HealthCare Corp.	69	14,941
NRC Health	987	20,668
Nutex Health, Inc. (a)(b)	463	87,396

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Health Care Providers & Services — 1.5% (continued)
Option Care Health, Inc. (a)	6	$141
PACS Group, Inc. (a)	129	5,458
Pediatrix Medical Group, Inc. (a)	8,887	233,106
Pennant Group, Inc. (a)	44	1,617
Privia Health Group, Inc. (a)	34	697
Progyny, Inc. (a)	137	3,506
Quest Diagnostics, Inc.	2,393	575,038
RadNet, Inc. (a)	151	11,449
Surgery Partners, Inc. (a)	257	3,570
Tenet Healthcare Corp. (a)	9,044	2,404,890
UnitedHealth Group, Inc.	1,079	420,173
Universal Health Services, Inc. - Class B	203	34,577
US Physical Therapy, Inc.	50	3,887
		10,461,331
Health Care REITs — 0.0% (c)
Healthpeak Properties, Inc.	8	167

Health Care Technology — 0.0% (c)
Doximity, Inc. - Class A (a)	32	855
HealthStream, Inc.	27	784
Phreesia, Inc. (a)	8	98
Teladoc Health, Inc. (a)(b)	339	2,149
Veeva Systems, Inc. - Class A (a)	16	4,571
Waystar Holding Corp. (a)	26	681
		9,138
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. (a)	8,550	99,522
Airbnb, Inc. - Class A (a)	1,090	199,710
Aramark	34,783	1,958,631
Biglari Holdings, Inc. - Class B (a)	21	8,158
BJ’s Restaurants, Inc. (a)	3,464	220,276
Bloomin’ Brands, Inc.	14,051	144,725
Boyd Gaming Corp.	8,982	696,913
Brightstar Lottery PLC	337	3,798
Brinker International, Inc. (a)	5,663	1,293,995
Carnival Corp. Ltd.	63,629	1,520,097
Cava Group, Inc. (a)	26	1,709
Cheesecake Factory, Inc. (b)	6,056	663,071
Chipotle Mexican Grill, Inc. (a)	785	29,854
Choice Hotels International, Inc. (b)	45	4,651
Churchill Downs, Inc.	688	60,186
Cracker Barrel Old Country Store, Inc. (b)	48	2,652
Darden Restaurants, Inc.	8,897	1,906,271
Dave & Buster’s Entertainment, Inc. (a)	29	260
DoorDash, Inc. - Class A (a)	30	6,952
Dutch Bros, Inc. - Class A (a)	75	3,664

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Hotels, Restaurants & Leisure — 2.0% (continued)
El Pollo Loco Holdings, Inc. (a)	2,179	$33,273
Expedia Group, Inc.	331	104,967
First Watch Restaurant Group, Inc. (a)	29	368
Hilton Grand Vacations, Inc. (a)(b)	10,593	449,249
Hyatt Hotels Corp. - Class A (b)	790	131,906
Las Vegas Sands Corp.	142	6,221
Life Time Group Holdings, Inc. (a)	11,353	477,053
Marriott Vacations Worldwide Corp.	12	1,251
MGM Resorts International (a)	31,482	1,302,096
Monarch Casino & Resort, Inc.	600	72,270
Norwegian Cruise Line Holdings Ltd. (a)(b)	58,411	942,754
Portillo’s, Inc. - Class A (a)	38	174
Pursuit Attractions and Hospitality, Inc. (a)	98	4,704
RCI Hospitality Holdings, Inc.	173	5,039
Red Rock Resorts, Inc. - Class A	1,454	81,657
Royal Caribbean Cruises Ltd.	3,270	878,780
Rush Street Interactive, Inc. (a)	20	515
Target Hospitality Corp. (a)	38	704
Texas Roadhouse, Inc.	846	165,478
Vail Resorts, Inc. (b)	1,883	257,802
Wendy’s Co. (b)	3,657	30,353
Wyndham Hotels & Resorts, Inc.	2,109	155,349
		13,927,058
Household Durables — 0.6%
Cavco Industries, Inc. (a)	75	41,935
Century Communities, Inc.	104	7,025
Champion Homes, Inc. (a)	73	6,517
Cricut, Inc. - Class A (b)	1,114	6,573
DR Horton, Inc.	610	88,182
Dream Finders Homes, Inc. - Class A (a)	325	4,566
Ethan Allen Interiors, Inc.	229	5,416
Flexsteel Industries, Inc.	404	32,134
Garmin Ltd.	634	180,126
Green Brick Partners, Inc. (a)	1,177	85,003
Hamilton Beach Brands Holding Co. - Class A	1,478	46,424
Hovnanian Enterprises, Inc. - Class A (a)	14	1,738
Installed Building Products, Inc.	45	10,927
KB Home	1,020	54,366
La-Z-Boy, Inc.	75	2,373
Lennar Corp. - Class A	11	925
Lennar Corp. - Class B (b)	210	17,274
LGI Homes, Inc. (a)(b)	41	2,293
Lifetime Brands, Inc.	540	5,103
M/I Homes, Inc. (a)	1,038	154,465

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Household Durables — 0.6% (continued)
Meritage Homes Corp.	1,144	$79,428
Mohawk Industries, Inc. (a)	3,571	457,981
Newell Brands, Inc.	11,079	69,244
NVR, Inc. (a)	117	738,882
PulteGroup, Inc.	7,043	889,672
SharkNinja, Inc. (a)	508	97,785
Somnigroup International, Inc. (b)	2,902	187,924
Sonos, Inc. (a)	78	1,217
Toll Brothers, Inc.	3,718	533,347
Whirlpool Corp. (b)	65	2,654
		3,811,499
Household Products — 0.4%
Central Garden & Pet Co. (a)(b)	2	86
Central Garden & Pet Co. - Class A (a)	5,295	197,027
Church & Dwight Co., Inc.	2,541	253,541
Clorox Co.	12	1,172
Colgate-Palmolive Co.	3,651	327,933
Energizer Holdings, Inc.	9,130	198,851
Kimberly-Clark Corp. (b)	1,163	125,546
Oil-Dri Corp. of America	177	15,926
Procter & Gamble Co.	7,346	1,066,052
Reynolds Consumer Products, Inc.	4,233	97,994
Spectrum Brands Holdings, Inc.	1,989	171,671
WD-40 Co.	113	24,199
		2,479,998
Independent Power and Renewable Electricity Producers — 0.0% (c)
Brookfield Renewable Corp. (b)	7	225
Clearway Energy, Inc. - Class C	3,331	105,759
Hallador Energy Co. (a)	30	498
Ormat Technologies, Inc.	798	81,396
Vistra Corp.	171	23,490
		211,368
Industrial Conglomerates — 0.1%
3M Co.	2,060	353,970
DuPont de Nemours, Inc.	2,064	277,838
Honeywell International, Inc.	1,598	341,221
		973,029
Industrial REITs — 0.0% (c)
Prologis, Inc.	5	700

Insurance — 6.3%
Abacus Global Management, Inc.	3,656	35,098
Aflac, Inc.	794	91,985
Allstate Corp.	15,519	4,000,798
American Coastal Insurance Corp.	2,958	28,012

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Insurance — 6.3% (continued)
American Financial Group, Inc.	5,159	$735,415
American International Group, Inc.	15,984	1,220,538
AMERISAFE, Inc.	7	182
Aon PLC - Class A	1,484	477,136
Arch Capital Group Ltd. (a)	11,323	1,110,447
Arthur J Gallagher & Co.	87	22,807
Assurant, Inc.	6,725	1,895,509
Assured Guaranty Ltd.	315	23,531
Axis Capital Holdings Ltd.	10,632	1,050,229
Baldwin Insurance Group, Inc. - Class A (a)(b)	12	370
Brown & Brown, Inc.	94	6,784
Chubb Ltd.	1,470	497,742
Cincinnati Financial Corp.	5,071	861,563
CNO Financial Group, Inc.	16,799	920,417
Crawford & Co. - Class A	3,118	40,908
Donegal Group, Inc. - Class A	2,467	47,169
Employers Holdings, Inc.	13	638
Erie Indemnity Co. - Class A (b)	5	1,278
Everest Group Ltd.	3,072	1,150,925
F&G Annuities & Life, Inc.	1,440	34,272
Fidelity National Financial, Inc.	36,209	1,681,908
First American Financial Corp.	15,515	1,146,869
Genworth Financial, Inc. (a)	4,710	46,817
Globe Life, Inc.	10,174	1,756,745
Greenlight Capital Re Ltd. - Class A (a)	398	6,034
Hamilton Insurance Group Ltd. - Class B	17,259	606,826
Hanover Insurance Group, Inc.	5,228	1,182,103
Hartford Insurance Group, Inc.	16,335	2,244,102
HCI Group, Inc.	1,227	227,891
Heritage Insurance Holdings, Inc. (a)	3,803	127,857
Hippo Holdings, Inc. (a)	882	28,991
Horace Mann Educators Corp.	3,250	165,392
Investors Title Co.	13	3,827
James River Group Holdings, Inc.	67	269
Kingstone Cos., Inc.	2,043	40,145
Kinsale Capital Group, Inc.	43	16,078
Lincoln National Corp.	13,545	576,882
Loews Corp.	5,968	646,275
Markel Group, Inc. (a)	107	192,911
Marsh & McLennan Cos., Inc.	5,525	1,048,645
Mercury General Corp.	4,560	464,938
MetLife, Inc.	3,051	290,364
NI Holdings, Inc. (a)	45	675
Old Republic International Corp.	9,165	382,455
Palomar Holdings, Inc.	21	2,784

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Insurance — 6.3% (continued)
Pelagos Insurance Capital Ltd.	8,105	$197,843
Primerica, Inc.	4,991	1,435,661
Principal Financial Group, Inc.	7,614	838,758
Progressive Corp.	11,907	2,596,679
Prudential Financial, Inc.	17,729	2,084,930
Reinsurance Group of America, Inc.	1,757	432,292
RenaissanceRe Holdings Ltd.	3,232	1,058,932
RLI Corp.	2,807	178,160
Root, Inc. (a)	20	1,110
Ryan Specialty Holdings, Inc.	36	1,518
Selective Insurance Group, Inc.	3,316	302,718
SiriusPoint Ltd. (a)	17,636	426,615
Skyward Specialty Insurance Group, Inc. (a)	80	4,593
Slide Insurance Holdings, Inc.	5,241	121,853
Stewart Information Services Corp.	388	26,636
Sun Life Financial, Inc.	13	1,019
Tiptree, Inc.	258	4,778
Travelers Cos., Inc.	12,968	4,745,380
Trupanion, Inc. (a)	6	175
United Fire Group, Inc.	2,250	121,208
Universal Insurance Holdings, Inc.	5,396	231,920
Unum Group	2,973	277,143
W R Berkley Corp.	1,544	104,313
White Mountains Insurance Group Ltd.	368	773,540
Willis Towers Watson PLC	1,835	621,239
		43,730,549
Interactive Media & Services — 4.3%
Alphabet, Inc. - Class A	47,450	16,102,158
Alphabet, Inc. - Class C	16,225	5,442,027
Cargurus, Inc. (a)	4,283	152,732
Cars.com, Inc. (a)	860	10,062
EverQuote, Inc. - Class A (a)	86	2,188
Grindr, Inc. (a)	258	3,994
Meta Platforms, Inc. - Class A	13,566	7,764,364
Pinterest, Inc. - Class A (a)	183	3,973
QuinStreet, Inc. (a)	92	1,788
Reddit, Inc. - Class A (a)	25	3,695
TripAdvisor, Inc. (a)	176	1,676
Yelp, Inc. (a)	672	15,019
Ziff Davis, Inc. (a)	3,196	176,259
		29,679,935
IT Services — 0.3%
Accenture PLC - Class A	57	10,816
Akamai Technologies, Inc. (a)	3,614	392,553
Amdocs Ltd.	180	11,351

	Shares	Value
COMMON STOCKS — 99.9% (continued)
IT Services — 0.3% (continued)
Cognizant Technology Solutions Corp. - Class A	648	$41,848
DXC Technology Co. (a)	1,932	21,832
EPAM Systems, Inc. (a)	3	353
Everforth, Inc. (a)	4	130
Gartner, Inc. (a)	9	1,783
GoDaddy, Inc. - Class A (a)	96	9,396
Information Services Group, Inc.	32	164
International Business Machines Corp.	3,034	709,561
Kyndryl Holdings, Inc. (a)	40,571	545,680
Okta, Inc. (a)	98	16,958
Shopify, Inc. - Class A (a)	8	1,179
Twilio, Inc. - Class A (a)	1,075	253,302
		2,016,906
Leisure Products — 0.0% (c)
Acushnet Holdings Corp.	1,904	164,486
Brunswick Corp.	37	2,808
Callaway Golf Co. (a)	280	4,399
Funko, Inc. - Class A (a)	171	1,149
Hasbro, Inc.	200	18,820
Latham Group, Inc. (a)	166	1,174
Malibu Boats, Inc. - Class A (a)	8	216
MasterCraft Boat Holdings, Inc. (a)	864	20,114
Mattel, Inc. (a)	2,333	34,878
Peloton Interactive, Inc. - Class A (a)	5	27
Smith & Wesson Brands, Inc.	94	1,196
Sturm Ruger & Co., Inc.	4	152
YETI Holdings, Inc. (a)	1,991	81,730
		331,149
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	595	91,368
Avantor, Inc. (a)	380	5,525
Bio-Rad Laboratories, Inc. - Class A (a)	31	11,970
Bruker Corp.	45	2,610
Charles River Laboratories International, Inc. (a)	386	111,261
Danaher Corp.	627	133,902
Fortrea Holdings, Inc. (a)	8	147
Illumina, Inc. (a)	2,121	453,109
IQVIA Holdings, Inc. (a)	3,766	983,642
Medpace Holdings, Inc. (a)	158	93,850
Mesa Laboratories, Inc.	8	1,023
Mettler-Toledo International, Inc. (a)	2	2,810
Repligen Corp. (a)	81	14,659
Revvity, Inc.	171	22,003

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Life Sciences Tools & Services — 0.4% (continued)
Sotera Health Co. (a)	31,132	$588,395
Thermo Fisher Scientific, Inc.	838	517,130
Waters Corp. (a)	6	2,488
West Pharmaceutical Services, Inc.	47	16,032
		3,051,924
Machinery — 2.0%
3D Systems Corp. (a)	33,757	110,723
Aebi Schmidt Holding AG	570	7,211
AGCO Corp.	1,017	120,321
Alamo Group, Inc.	31	5,102
Albany International Corp. - Class A	22	1,219
Allison Transmission Holdings, Inc.	15,789	1,984,835
Astec Industries, Inc.	490	20,850
Atmus Filtration Technologies, Inc.	24	1,134
Blue Bird Corp. (a)	3,911	227,425
Caterpillar, Inc.	3,234	2,579,018
CECO Environmental Corp. (a)	783	55,750
CNH Industrial NV (b)	118,951	1,407,190
Commercial Vehicle Group, Inc. (a)	511	1,584
Crane Co.	322	66,033
Cummins, Inc.	1,366	770,970
Deere & Co.	1,718	1,125,135
Donaldson Co., Inc.	1,996	181,416
Douglas Dynamics, Inc.	1,284	52,734
Dover Corp.	365	70,894
Enerpac Tool Group Corp.	448	16,719
Enpro, Inc. (b)	313	92,717
Esab Corp.	78	5,880
ESCO Technologies, Inc.	383	104,571
Federal Signal Corp.	491	57,447
Flowserve Corp.	1,998	158,022
Fortive Corp.	970	57,075
Franklin Electric Co., Inc.	383	38,334
Gates Industrial Corp. Ltd. (a)	5,190	132,760
Gorman-Rupp Co.	428	32,271
Graco, Inc.	979	75,804
Graham Corp. (a)	4	349
Greenbrier Cos., Inc.	2,526	113,847
Helios Technologies, Inc.	72	5,257
Hillman Solutions Corp. (a)	9,352	72,010
IDEX Corp.	349	79,795
Illinois Tool Works, Inc.	1,299	357,706
Ingersoll Rand, Inc.	647	49,851
ITT, Inc.	11	2,203
JBT Marel Corp.	17	1,987
Kadant, Inc.	70	20,940

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Machinery — 2.0% (continued)
Kennametal, Inc.	6,246	$183,258
L B Foster Co. - Class A (a)	23	863
Lincoln Electric Holdings, Inc.	775	217,953
Lindsay Corp.	17	1,953
Manitowoc Co., Inc. (a)	2,875	55,833
Mayville Engineering Co., Inc. (a)	652	12,623
Microvast Holdings, Inc. (a)	14	10
Middleby Corp. (a)	12	1,330
Midera Food Processing, Inc. (a)	12	563
Miller Industries, Inc.	15	840
Mueller Industries, Inc.	4,205	262,434
Mueller Water Products, Inc. - Class A	1,647	39,759
Nordson Corp.	142	45,684
Oshkosh Corp.	2,971	457,861
PACCAR, Inc.	1,039	128,971
Parker-Hannifin Corp.	402	393,735
Park-Ohio Holdings Corp.	2,060	92,968
Pentair PLC	58	3,507
Perma-Pipe International Holdings, Inc. (a)	12	329
Proto Labs, Inc. (a)	354	28,341
RBC Bearings, Inc. (a)	243	120,105
Snap-on, Inc.	346	133,663
SPX Technologies, Inc. (a)	389	76,536
Standex International Corp.	81	23,462
Stanley Black & Decker, Inc.	467	45,005
Tennant Co.	115	8,004
Terex Corp.	1,672	106,189
Timken Co.	4,245	511,310
Titan International, Inc. (a)	292	2,099
Toro Co.	1,493	146,030
Trinity Industries, Inc.	14,164	408,206
Twin Disc, Inc.	19	436
Watts Water Technologies, Inc. - Class A	302	110,457
Westinghouse Air Brake Technologies Corp.	626	178,992
Worthington Enterprises, Inc.	30	1,723
Xylem, Inc.	359	39,530
		14,105,651
Marine Transportation — 0.2%
Costamare, Inc.	7,602	116,158
Genco Shipping & Trading Ltd.	12	315
Kirby Corp. (a)	423	60,007
Matson, Inc.	4,958	1,114,608
Pangaea Logistics Solutions Ltd.	2,066	16,776
		1,307,864
Media — 0.5%
Advantage Solutions, Inc. (a)	1,026	33,827

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Media — 0.5% (continued)
AMC Global Media, Inc. - Class A (a)(b)	6,168	$77,655
Boston Omaha Corp. - Class A (a)	12	166
Charter Communications, Inc. - Class A (a)	5	828
Entravision Communications Corp. - Class A (b)	24	192
EW Scripps Co. - Class A (a)	13	43
Fox Corp. - Class A	11,437	770,282
Fox Corp. - Class B	6	361
Gray Media, Inc.	12,116	59,126
John Wiley & Sons, Inc. - Class A	9,615	503,730
Magnite, Inc. (a)	161	3,782
New York Times Co. - Class A	1,583	106,488
News Corp. - Class A	7,398	227,193
News Corp. - Class B	35	1,204
Nexstar Media Group, Inc. (b)	4,798	873,860
Omnicom Group, Inc.	154	13,480
PubMatic, Inc. - Class A (a)	464	7,716
Scholastic Corp.	2,555	98,112
Sinclair, Inc.	9,349	131,821
Sirius XM Holdings, Inc.	5,855	164,935
Stagwell, Inc. (a)	16,965	147,256
USA TODAY Co., Inc. (a)	43,091	271,042
Versant Media Group, Inc.	1,950	80,184
		3,573,283
Metals & Mining — 1.5%
Alcoa Corp.	29	1,448
Alpha Metallurgical Resources, Inc. (a)	2	471
Caledonia Mining Corp. PLC	61	1,544
Century Aluminum Co. (a)	15,305	700,510
Cleveland-Cliffs, Inc. (a)	124	1,432
Commercial Metals Co.	8,597	580,039
Compass Minerals International, Inc. (a)	9,374	233,038
Freeport-McMoRan, Inc.	4,005	303,339
Friedman Industries, Inc.	345	14,921
Hecla Mining Co.	1,386	27,540
Kaiser Aluminum Corp.	4,019	638,137
Materion Corp.	21	4,958
Metallus, Inc. (a)	790	15,421
Newmont Corp.	55,136	6,950,444
Nucor Corp.	905	225,924
Reliance, Inc.	495	190,105
Ryerson Holding Corp.	38	952
Southern Copper Corp.	599	125,135
Steel Dynamics, Inc.	1,255	291,938

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Metals & Mining — 1.5% (continued)
SunCoke Energy, Inc.	1,399	$14,452
Tredegar Corp. (a)	3,504	26,946
Warrior Met Coal, Inc.	91	9,850
Worthington Steel, Inc.	1	34
		10,358,578
Mortgage Real Estate Investment Trusts (REITs) — 0.0% (c)
BrightSpire Capital, Inc.	9	43

Multi-Utilities — 0.3%
Ameren Corp. (b)	1,867	197,921
Avista Corp.	1,359	50,500
Black Hills Corp. (b)	1,032	73,974
CenterPoint Energy, Inc.	5,981	236,848
CMS Energy Corp.	2,172	147,826
Consolidated Edison, Inc.	690	73,844
Dominion Energy, Inc.	4,402	290,576
DTE Energy Co.	1,012	137,258
NiSource, Inc.	4,670	191,096
Northwestern Energy Group, Inc.	1,007	69,644
Public Service Enterprise Group, Inc.	2,346	172,032
Sempra	2,663	217,567
Unitil Corp.	211	11,297
WEC Energy Group, Inc.	2,058	218,498
		2,088,881
Office REITs — 0.0% (c)
Equity Commonwealth (a)(d)	94	0

Oil, Gas & Consumable Fuels — 9.8%
Amplify Energy Corp. (a)	6	30
Antero Midstream Corp.	9,012	202,049
Antero Resources Corp. (a)	23,440	901,971
APA Corp.	64,418	2,779,637
Ardmore Shipping Corp.	191	3,321
California Resources Corp.	2,841	150,658
Cheniere Energy, Inc.	4,854	1,415,863
Chevron Corp.	8,182	1,686,637
Chord Energy Corp.	8,352	1,228,663
CNX Resources Corp. (a)	17,624	641,161
Comstock Resources, Inc. (a)	200	2,886
ConocoPhillips	48,873	6,475,184
Core Natural Resources, Inc.	119	12,174
Crescent Energy Co. - Class A	36,058	493,634
CVR Energy, Inc.	3,263	136,589
Delek US Holdings, Inc.	216	16,057
Devon Energy Corp.	91,932	4,459,621
DHT Holdings, Inc.	20,378	399,409
Diamondback Energy, Inc.	1,837	368,282
Diversified Energy Co.	730	10,870
Dorian LPG Ltd.	3,909	195,606

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Oil, Gas & Consumable Fuels — 9.8% (continued)
DT Midstream, Inc. (b)	978	$128,138
EOG Resources, Inc.	27,500	3,986,400
EQT Corp.	12,148	658,179
Evolution Petroleum Corp.	1,435	5,310
Excelerate Energy, Inc. - Class A	67	2,655
Expand Energy Corp.	5,999	588,862
ExxonMobil Holdings Corp.	31,714	5,104,368
Granite Ridge Resources, Inc.	8,388	42,192
Green Plains, Inc. (a)	3,555	51,370
Gulfport Energy Corp. (a)	378	67,832
HF Sinclair Corp.	23,464	2,384,177
International Seaways, Inc.	9,639	950,791
Kinder Morgan, Inc.	9,320	300,477
Kosmos Energy Ltd. (a)	74,138	212,035
Magnolia Oil & Gas Corp. - Class A	52,324	1,404,899
Marathon Petroleum Corp.	15,364	5,735,688
Matador Resources Co.	17,039	988,432
Murphy Oil Corp.	21,927	798,581
NACCO Industries, Inc. - Class A	4	171
Nordic American Tankers Ltd.	10,559	72,118
Northern Oil & Gas, Inc. (b)	4,572	118,918
Occidental Petroleum Corp.	36,668	2,206,680
ONEOK, Inc.	24,010	2,305,200
Ovintiv, Inc.	42,943	2,819,208
Par Pacific Holdings, Inc. (a)	13,181	1,053,426
PBF Energy, Inc. - Class A	10,989	802,087
Peabody Energy Corp. (b)	34	1,009
Permian Resources Corp.	127,129	2,960,834
Phillips 66	11,594	2,858,849
PrimeEnergy Resources Corp. (a)	2	422
Range Resources Corp.	19,688	813,508
REX American Resources Corp. (a)	72	2,958
Riley Exploration Permian, Inc.	2,250	87,817
SandRidge Energy, Inc.	1,291	18,229
Scorpio Tankers, Inc.	3,808	300,299
SFL Corp. Ltd.	18,908	235,405
SM Energy Co.	4	149
Suncor Energy, Inc.	3	200
Talos Energy, Inc. (a)	15,277	263,681
Targa Resources Corp.	5,885	1,728,130
Teekay Corp. Ltd.	7,570	99,621
Teekay Tankers Ltd.	4,900	439,236
Texas Pacific Land Corp.	10	3,743
VAALCO Energy, Inc.	1,472	8,744
Valero Energy Corp.	9,391	3,370,618
Viper Energy, Inc. - Class A	40	1,792
Vitesse Energy, Inc.	1,993	34,858
Western Midstream Partners LP	9	433
Williams Cos., Inc.	5,637	423,057

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Oil, Gas & Consumable Fuels — 9.8% (continued)
World Kinect Corp.	10	$357
		68,022,445
Paper & Forest Products — 0.0% (c)
Clearwater Paper Corp. (a)	6	126
Magnera Corp. (a)	113	1,419
Sylvamo Corp.	2,404	86,352
		87,897
Passenger Airlines — 1.2%
Alaska Air Group, Inc. (a)	769	31,783
Allegiant Travel Co. (a)	573	43,577
Delta Air Lines, Inc.	35,511	2,769,858
JetBlue Airways Corp. (a)	3,374	15,520
SkyWest, Inc. (a)	4,907	464,497
Southwest Airlines Co.	82,068	3,162,080
United Airlines Holdings, Inc. (a)	16,580	1,790,474
		8,277,789
Personal Care Products — 0.0% (c)
Coty, Inc. - Class A (a)	120	342
Edgewell Personal Care Co.	672	19,300
Estee Lauder Cos., Inc. - Class A	9	921
Interparfums, Inc.	268	31,471
Kenvue, Inc.	10,298	194,426
Nature’s Sunshine Products, Inc. (a)	47	665
		247,125
Pharmaceuticals — 2.7%
Amneal Pharmaceuticals, Inc. (a)	30	524
Amphastar Pharmaceuticals, Inc. (a)	89	2,005
ANI Pharmaceuticals, Inc. (a)	1,883	137,930
AstraZeneca PLC	12	1,946
Bristol-Myers Squibb Co.	86,806	5,799,509
Collegium Pharmaceutical, Inc. (a)	1,352	33,273
Elanco Animal Health, Inc. (a)	4,638	110,941
Eli Lilly & Co.	871	1,007,512
Eton Pharmaceuticals, Inc. (a)	4	242
Harmony Biosciences Holdings, Inc. (a)	2,194	86,400
Harrow, Inc. (a)	173	6,385
Innoviva, Inc. (a)	3,883	80,650
Jazz Pharmaceuticals PLC (a)	3,779	947,320
Johnson & Johnson	8,770	2,331,504
Ligand Pharmaceuticals, Inc. (a)	5	1,420
Merck & Co., Inc.	16,352	2,416,172
Pacira BioSciences, Inc. (a)	315	8,158
Pfizer, Inc.	179,935	5,120,950
Phibro Animal Health Corp. - Class A	4,967	187,455

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Pharmaceuticals — 2.7% (continued)
Prestige Consumer Healthcare, Inc. (a)(b)	49	$2,537
Supernus Pharmaceuticals, Inc. (a)	439	19,408
Viatris, Inc.	1,314	21,694
Xeris Biopharma Holdings, Inc. (a)	14	118
Zevra Therapeutics, Inc. (a)	2,161	25,370
Zoetis, Inc.	133	10,254
		18,359,677
Professional Services — 0.4%
Amentum Holdings, Inc. (a)	1,186	23,708
Automatic Data Processing, Inc.	164	46,930
Barrett Business Services, Inc.	28	963
Booz Allen Hamilton Holding Corp.	474	35,858
Broadridge Financial Solutions, Inc.	148	26,992
CACI International, Inc. - Class A (a)	247	153,883
Clarivate PLC (a)(b)	60	123
Conduent, Inc. (a)	675	1,161
CRA International, Inc.	51	8,899
Equifax, Inc.	152	28,752
ExlService Holdings, Inc. (a)	184	7,007
Exponent, Inc. (b)	36	2,556
First Advantage Corp. (a)	12,063	253,564
FTI Consulting, Inc. (a)(b)	254	38,245
Genpact Ltd.	802	30,460
Huron Consulting Group, Inc. (a)	39	6,236
IBEX Holdings Ltd. (a)	650	24,999
ICF International, Inc.	180	16,038
Innodata, Inc. (a)	2	113
Insperity, Inc.	16	854
Jacobs Solutions, Inc.	877	130,717
KBR, Inc.	2,799	104,962
Kforce, Inc.	1,482	85,334
Korn Ferry	3,859	330,137
Legalzoom.com, Inc. (a)	273	1,701
Leidos Holdings, Inc.	195	27,341
ManpowerGroup, Inc.	249	15,675
Maximus, Inc.	120	6,932
Mistras Group, Inc. (a)	2,336	43,823
Mobility Global, Inc.	436	8,851
Paychex, Inc.	211	26,869
Paycom Software, Inc.	356	85,120
Paylocity Holding Corp. (a)	53	8,492
RCM Technologies, Inc. (a)	735	30,576
Robert Half, Inc.	69	3,128
Science Applications International Corp.	7,114	912,157

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Professional Services — 0.4% (continued)
SS&C Technologies Holdings, Inc.	1,303	$108,110
TIC Solutions, Inc. (a)	65	617
TransUnion	1,109	94,165
TriNet Group, Inc.	165	11,598
UL Solutions, Inc.	130	9,688
Verra Mobility Corp. (a)	11	49
Willdan Group, Inc. (a)	16	1,407
		2,754,790
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	624	90,985
Cushman & Wakefield Ltd. (a)	17,442	235,293
Forestar Group, Inc. (a)	20	565
Howard Hughes Holdings, Inc. (a)	397	25,460
Jones Lang LaSalle, Inc. (a)	591	216,229
Marcus & Millichap, Inc.	14	443
Newmark Group, Inc. - Class A	2,614	39,811
RMR Group, Inc. - Class A	408	7,883
St Joe Co.	72	4,759
Zillow Group, Inc. - Class A (a)	18	644
Zillow Group, Inc. - Class C (a)	7	245
		622,317
Residential REITs — 0.0% (c)
Elme Communities	13	22

Retail REITs — 0.0% (c)
Curbline Properties Corp.	8	239
Macerich Co.	10	236
Tanger, Inc.	4	151
		626
Semiconductors & Semiconductor Equipment — 11.6%
ACM Research, Inc. - Class A (a)	684	49,809
Advanced Micro Devices, Inc. (a)	3,398	1,599,507
Allegro MicroSystems, Inc. (a)	9	326
Alpha & Omega Semiconductor Ltd. (a)	31	764
Amkor Technology, Inc.	16,374	774,490
Analog Devices, Inc. (b)	1,904	689,515
Applied Materials, Inc.	4,491	2,058,630
Axcelis Technologies, Inc. (a)	331	38,174
Broadcom, Inc.	32,026	11,860,509
Cirrus Logic, Inc. (a)	797	87,279
Diodes, Inc. (a)	739	67,101
Enphase Energy, Inc. (a)	133	4,844
Entegris, Inc.	2,285	309,138
First Solar, Inc. (a)	2,011	406,021
FormFactor, Inc. (a)	34	3,421
GLOBALFOUNDRIES, Inc.	908	40,579
Ichor Holdings Ltd. (a)	2	107
Intel Corp. (a)	189	16,917

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Semiconductors & Semiconductor Equipment — 11.6% (continued)
KLA Corp.	9,660	$1,694,847
Kulicke & Soffa Industries, Inc.	32	2,562
Lam Research Corp.	5,103	1,538,504
Lattice Semiconductor Corp. (a)	7	807
MACOM Technology Solutions Holdings, Inc. (a)	11	2,902
Marvell Technology, Inc.	3,494	739,540
Microchip Technology, Inc.	98	7,198
Micron Technology, Inc.	20,134	19,303,070
MKS, Inc.	1,773	454,314
Monolithic Power Systems, Inc.	12	15,213
NVE Corp.	3	300
NVIDIA Corp.	156,873	34,634,421
ON Semiconductor Corp. (a)	933	69,126
Onto Innovation, Inc. (a)	372	99,402
PDF Solutions, Inc. (a)	22	979
Penguin Solutions, Inc. (a)	1,292	63,411
Photronics, Inc. (a)	3,694	103,949
Power Integrations, Inc.	19	976
Qnity Electronics, Inc.	954	113,936
Qorvo, Inc. (a)	1,693	162,663
QUALCOMM, Inc.	12,956	2,208,739
Rambus, Inc. (a)	1,021	88,511
Skyworks Solutions, Inc. (b)	3,620	242,576
Synaptics, Inc. (a)	373	36,077
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1	415
Teradyne, Inc.	27	9,445
Texas Instruments, Inc.	2,207	575,828
Ultra Clean Holdings, Inc. (a)	10	678
Universal Display Corp.	3	250
Veeco Instruments, Inc. (a)	316	13,999
		80,191,769
Software — 5.8%
8x8, Inc. (a)	30,661	57,643
A10 Networks, Inc.	163	4,139
ACI Worldwide, Inc. (a)	4,040	215,251
Adeia, Inc.	24,053	606,857
Adobe, Inc. (a)	222	64,999
Agilysys, Inc. (a)	5	582
Alarm.com Holdings, Inc. (a)	16,405	944,272
Appfolio, Inc. - Class A (a)	14	3,279
Autodesk, Inc. (a)	24	6,205
AvePoint, Inc. (a)	40	557
Bentley Systems, Inc. - Class B	81	2,977
BILL Holdings, Inc. (a)	41	2,018
Blackbaud, Inc. (a)	26	1,250
BlackLine, Inc. (a)	10	332
Cadence Design Systems, Inc. (a)	330	111,797

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Software — 5.8% (continued)
CCC Intelligent Solutions Holdings, Inc. (a)	16,306	$121,643
Cerence, Inc. (a)	16	135
Clear Secure, Inc. - Class A	1,858	82,031
Commvault Systems, Inc. (a)	39	5,363
Consensus Cloud Solutions, Inc. (a)	3,621	138,503
Digital Turbine, Inc. (a)	48,071	517,244
Docusign, Inc. (a)	159	10,537
Dolby Laboratories, Inc. - Class A	317	19,515
Dynatrace, Inc. (a)	123	6,715
Five9, Inc. (a)	141	4,873
Fortinet, Inc. (a)	290	49,570
Freshworks, Inc. - Class A (a)	58	807
Gen Digital, Inc.	64,728	2,006,568
Guidewire Software, Inc. (a)	9	1,843
HubSpot, Inc. (a)	14	3,659
InterDigital, Inc.	1,876	628,516
Intuit, Inc.	28	10,060
Manhattan Associates, Inc. (a)	36	8,035
Microsoft Corp.	65,782	33,370,551
Mitek Systems, Inc. (a)	844	15,580
nCino, Inc. (a)	28	633
NCR Voyix Corp. (a)	5	42
OneSpan, Inc.	749	12,373
Ooma, Inc. (a)	593	13,426
Oracle Corp.	281	41,903
PagerDuty, Inc. (a)	46	650
Palantir Technologies, Inc. - Class A (a)	9	1,677
Pegasystems, Inc.	11	405
Progress Software Corp. (a)	7,341	339,668
PTC, Inc. (a)	77	11,992
Q2 Holdings, Inc. (a)	14	911
Qualys, Inc. (a)	47	8,749
Rapid7, Inc. (a)	46	619
Red Violet, Inc. (a)	9	658
Roper Technologies, Inc.	24	10,191
SailPoint, Inc. (a)	46	946
Salesforce, Inc.	445	114,605
ServiceNow, Inc. (a)	41	6,068
Sprinklr, Inc. - Class A (a)	110	903
SPS Commerce, Inc. (a)	34	2,904
Tenable Holdings, Inc. (a)(b)	89	3,395
Teradata Corp. (a)	20,519	595,051
Trimble, Inc. (a)	93	5,574
Tyler Technologies, Inc. (a)	8	2,978
UiPath, Inc. - Class A (a)	85	1,587
Vertex, Inc. - Class A (a)	28	396
Workday, Inc. - Class A (a)	33	6,516

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Software — 5.8% (continued)
Xperi, Inc. (a)	1,112	$6,605
Yext, Inc. (a)	198	1,340
Zeta Global Holdings Corp. - Class A (a)	148	4,584
Zoom Communications, Inc. (a)	1,093	105,671
		40,326,926
Specialized REITs — 0.0% (c)
Crown Castle, Inc.	9	685
CubeSmart	10	397
Four Corners Property Trust, Inc.	9	224
Iron Mountain, Inc.	9	1,038
VICI Properties, Inc.	73	1,873
		4,217
Specialty Retail — 1.9%
Abercrombie & Fitch Co. - Class A (a)	2,527	361,563
Academy Sports & Outdoors, Inc.	8,576	368,425
Advance Auto Parts, Inc.	69	2,910
American Eagle Outfitters, Inc.	627	10,427
Arhaus, Inc.	754	6,567
Arko Corp. (b)	12,225	55,746
Asbury Automotive Group, Inc. (a)(b)	1,564	330,630
AutoNation, Inc. (a)	5,557	1,118,346
Barnes & Noble Education, Inc.	3,347	40,499
Best Buy Co., Inc.	13,986	1,120,978
Boot Barn Holdings, Inc. (a)	118	17,774
Buckle, Inc.	3,965	168,909
Burlington Stores, Inc. (a)	699	181,572
Caleres, Inc.	131	1,596
Camping World Holdings, Inc. - Class A	64	414
CarMax, Inc. (a)(b)	10,515	644,885
Carvana Co. (a)	1,000	73,460
Chewy, Inc. - Class A (a)	90	2,142
Citi Trends, Inc. (a)	6	408
Designer Brands, Inc. - Class A	5,487	30,014
Dick’s Sporting Goods, Inc. (b)	2,738	369,904
Five Below, Inc. (a)	653	161,187
Floor & Decor Holdings, Inc. - Class A (a)	6	302
GameStop Corp. - Class A (a)(b)	147	2,702
Gap, Inc.	25,244	563,194
Genesco, Inc. (a)	117	3,916
Group 1 Automotive, Inc.	281	75,741
Haverty Furniture Cos., Inc.	16	436
Home Depot, Inc.	3,163	1,036,926
J Jill, Inc. (b)	846	16,522
Lands’ End, Inc. (a)(b)	1,477	17,473
Lithia Motors, Inc.	2,523	926,748
Monro, Inc. (b)	9	112

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Specialty Retail — 1.9% (continued)
Murphy USA, Inc. (b)	3,333	$1,717,795
National Vision Holdings, Inc. (a)	20	342
Penske Automotive Group, Inc.	1,307	283,083
Petco Health & Wellness Co., Inc. (a)	3,223	8,573
Revolve Group, Inc. - Class A (a)	35	778
RH (a)	9	1,342
Ross Stores, Inc.	1,557	355,837
Sally Beauty Holdings, Inc. (a)	11,964	195,970
Shoe Station Group, Inc. (b)	180	2,466
Signet Jewelers Ltd.	890	73,229
Sonic Automotive, Inc. - Class A (b)	3,356	263,949
TJX Cos., Inc.	3,646	488,236
Tractor Supply Co.	16	558
Ulta Beauty, Inc. (a)	279	149,851
Upbound Group, Inc.	7,958	145,631
Urban Outfitters, Inc. (a)(b)	4,608	371,820
Valvoline, Inc. (a)	7,436	238,398
Victoria’s Secret & Co. (a)	7,352	627,934
Warby Parker, Inc. - Class A (a)	26	640
Williams-Sonoma, Inc.	2,946	672,425
Zumiez, Inc. (a)	9	161
		13,311,446
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	108,053	34,236,593
Corsair Gaming, Inc. (a)	15,091	183,356
Diebold Nixdorf, Inc. (a)	6,192	420,065
Everpure, Inc. - Class A (a)	5	465
Hewlett Packard Enterprise Co.	13,928	727,599
NetApp, Inc.	1,574	291,646
Sandisk Corp. (a)	1,453	2,276,415
Turtle Beach Corp. (a)	38	487
Western Digital Corp.	4,597	2,071,178
Xerox Holdings Corp. (b)	29,772	96,164
		40,303,968
Textiles, Apparel & Luxury Goods — 0.4%
Birkenstock Holding PLC (a)	485	16,931
Capri Holdings Ltd. (a)	2	27
Carter’s, Inc.	2,534	82,076
Columbia Sportswear Co.	28	1,607
Crocs, Inc. (a)	715	86,072
Deckers Outdoor Corp. (a)	12,276	1,068,994
Figs, Inc. - Class A (a)	72	1,104
G-III Apparel Group Ltd.	208	6,779
Kontoor Brands, Inc.	4,517	340,627
Levi Strauss & Co. - Class A	1	21
Lululemon Athletica, Inc. (a)	40	4,810
Movado Group, Inc.	35	1,181

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (COntinued)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Textiles, Apparel & Luxury Goods — 0.4% (continued)
NIKE, Inc. - Class B	3	$117
Oxford Industries, Inc.	12	459
PVH Corp.	1,145	84,913
Ralph Lauren Corp.	651	225,832
Rocky Brands, Inc.	588	26,584
Steven Madden Ltd.	107	4,620
Tapestry, Inc.	1,074	132,521
Under Armour, Inc. - Class C (a)	10	49
VF Corp.	54,505	732,547
Wolverine World Wide, Inc.	11,705	230,940
		3,048,811
Tobacco — 0.0% (c)
Turning Point Brands, Inc.	12	972
Universal Corp.	2,683	122,076
		123,048
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	304	98,490
BlueLinx Holdings, Inc. (a)	2	159
Boise Cascade Co.	1,950	152,120
Core & Main, Inc. - Class A (a)	1,474	63,323
Custom Truck One Source, Inc. (a)	13,294	122,438
DXP Enterprises, Inc. (a)	2,202	413,381
Fastenal Co.	2,238	110,356
Ferguson Enterprises, Inc.	1,078	242,022
GATX Corp. (b)	2,830	495,052
Global Industrial Co.	381	14,897
Herc Holdings, Inc.	108	16,453
Karat Packaging, Inc.	270	12,863
McGrath RentCorp	1,860	209,138
MSC Industrial Direct Co., Inc. - Class A	564	67,048
NPK International, Inc. (a)	90	1,195
Rush Enterprises, Inc. - Class A	6,750	518,602
Rush Enterprises, Inc. - Class B	9	700
SiteOne Landscape Supply, Inc. (a)	52	5,124
Titan Machinery, Inc. (a)	20	411
Transcat, Inc. (a)	8	692
United Rentals, Inc.	2,536	2,632,368
Watsco, Inc.	10	3,098
WESCO International, Inc.	3,598	1,224,759
Willis Lease Finance Corp. (b)	1,749	94,673
WW Grainger, Inc.	150	196,424
		6,695,786
Water Utilities — 0.1%
American States Water Co.	515	45,984
American Water Works Co., Inc.	1,213	167,673
California Water Service Group	912	45,573

	Shares	Value
COMMON STOCKS — 99.9% (continued)
Water Utilities — 0.1% (continued)
Consolidated Water Co. Ltd.	47	$1,399
Essential Utilities, Inc.	4,243	174,684
H2O America	434	27,503
Middlesex Water Co.	237	13,746
Pure Cycle Corp. (a)	50	555
York Water Co.	34	1,159
		478,276
Wireless Telecommunication Services — 0.2%
Telephone and Data Systems, Inc.	1,532	51,597
T-Mobile US, Inc.	6,154	1,110,428
		1,162,025
TOTAL COMMON STOCKS (Cost $496,651,915)		692,500,678

RIGHTS — 0.0% (c)
Financial Services — 0.0%
Sycamore Partners LLC, Expires 08/28/2028, Exercise Price $3.00 (a)(d)	123	0

Media — 0.0% (c)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(d)	637	0
TOTAL RIGHTS (Cost $472)		0

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (e)	13,873,704	13,873,704
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,873,704)		13,873,704

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (COncluded)

August 31, 2026

	Shares	Value
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 3.59% (e)	416,488	$416,488
TOTAL MONEY MARKET FUNDS (Cost $416,488)		416,488

TOTAL INVESTMENTS — 102.0% (Cost $510,942,579)		706,790,870
Liabilities in Excess of Other Assets - (2.0)%		(13,752,047)
TOTAL NET ASSETS — 100.0%		$693,038,823

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $13,480,595.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

Longview Advantage Fixed Income ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Avantis Core Fixed Income ETF (a)	2,539,830	$103,371,081
F/m US Treasury 6 Month Bill ETF	205,817	10,293,937
TOTAL EXCHANGE TRADED FUNDS (Cost $113,851,759)		113,665,018

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.0% (b)
First American Government Obligations Fund - Class X, 3.59% (c)	754	754
TOTAL MONEY MARKET FUNDS (Cost $754)		754

TOTAL INVESTMENTS — 99.9% (Cost $113,852,513)		113,665,772
Other Assets in Excess of Liabilities — 0.1%		88,856
TOTAL NET ASSETS — 100.0%		$113,754,628

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.

Longview ETFs

STATEMENTS of Assets and Liabilities

As of August 31, 2026

	Longview Advantage ETF	Longview Advantage Fixed Income ETF
ASSETS:
Investments, at value	$706,790,870	$113,665,772
Dividends receivable	794,954	9,845
Receivable for investments sold	77,390	10,367,535
Dividend tax reclaims receivable	23,817	—
Security lending income receivable	2,048	—
Receivable for fund shares sold	—	10,307,672
Deferred offering costs	—	47,187
Total assets	707,689,079	134,398,011

LIABILITIES:
Payable upon return of securities loaned	13,873,704	—
Payable for investments purchased	380,661	10,295,481
Payable to adviser	88,072	9,799
Payable for fund shares redeemed	—	10,296,762
Payable for expenses and other liabilities	307,819	41,341
Total liabilities	14,650,256	20,643,383
NET ASSETS	$693,038,823	$113,754,628

NET ASSETS CONSIST OF:
Paid-in capital	$514,302,804	$114,578,880
Total distributable earnings/(accumulated losses)	178,736,019	(824,252)
Total net assets	$693,038,823	$113,754,628

Net assets	$693,038,823	$113,754,628
Shares issued and outstanding (unlimited shares authorized without par value)	10,321,830	1,160,000
Net asset value per share	$67.14	$98.06

COST:
Investments, at cost	$510,942,579	$113,852,513

LOANED SECURITIES:
at value (included in investments)	$13,480,595	$—

The accompanying notes are an integral part of the financial statements.

Longview ETFs

Statements of Operations

For the Periods ended August 31, 2026

	Longview Advantage ETF	Longview Advantage Fixed Income ETF(a)
INVESTMENT INCOME:
Dividend income	$9,138,670	$30,529
Less: dividend withholding taxes	(3,865)	—
Securities lending income	38,800	—
Total investment income	9,173,605	30,529

EXPENSES:
Investment advisory fee	1,526,203	119,390
Fund administration and accounting fees	248,000	11,835
Custodian fees	81,000	3,000
Legal fees	70,000	2,500
Reports to shareholders	34,000	5,738
Audit fees	18,000	20,000
Officers fees	14,500	—
Trustees fees	11,500	—
Other expenses and fees	72,433	7,415
Total expenses	2,075,636	169,878
Fee waiver from adviser	(610,481)	(71,634)
Net expenses	1,465,155	98,244
NET INVESTMENT INCOME/(LOSS)	7,708,450	(67,715)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(16,308,299)	(701,752)
In-kind redemptions	102,621,584	153,587
Net realized gain (loss)	86,313,285	(548,165)
Net change in unrealized appreciation (depreciation) on:
Investments	50,861,574	(186,741)
Net change in unrealized appreciation (depreciation)	50,861,574	(186,741)
Net realized and unrealized gain (loss)	137,174,859	(734,906)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,883,309	$(802,621)

(a)	Inception date of the Fund was March 9, 2026.

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

StatementS of Changes in Net Assets

	For the Year Ended August 31, 2026	FOR THE PERIOD ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$7,708,450	$3,515,698
Net realized gain (loss)	86,313,285	113,480,401
Net change in unrealized appreciation (depreciation)	50,861,574	(78,674,053)
Net increase (decrease) in net assets from operations	144,883,309	38,322,046

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,389,940)	(2,375,507)
Total distributions to shareholders	(7,389,940)	(2,375,507)

CAPITAL TRANSACTIONS:
Shares sold	253,969,093	781,449,175
Shares redeemed	(236,231,868)	(279,587,485)
Net increase (decrease) in net assets from capital transactions	17,737,225	501,861,690

NET INCREASE (DECREASE) IN NET ASSETS	155,230,594	537,808,229

NET ASSETS:
Beginning of the period	537,808,229	—
End of the period	$693,038,823	$537,808,229

SHARES TRANSACTIONS
Shares sold	4,200,000	16,321,830
Shares redeemed	(3,900,000)	(6,300,000)
Total increase (decrease) in shares outstanding	300,000	10,021,830

(a)	Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of the financial statements.

Longview Advantage Fixed Income ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED AUGUST 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$(67,715)
Net realized gain (loss)	(548,165)
Net change in unrealized appreciation (depreciation)	(186,741)
Net increase (decrease) in net assets from operations	(802,621)

CAPITAL TRANSACTIONS:
Shares sold	625,276,804
Shares redeemed	(510,719,555)
Net increase (decrease) in net assets from capital transactions	114,557,249

NET INCREASE (DECREASE) IN NET ASSETS	113,754,628

NET ASSETS:
Beginning of the period	—
End of the period	$113,754,628

SHARES TRANSACTIONS
Shares sold	6,340,000
Shares redeemed	(5,180,000)
Total increase (decrease) in shares outstanding	1,160,000

(a)	Inception date of the Fund was March 9, 2026.

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026	For the Period ENDED AUGUST 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$53.66	$50.00
INVESTMENT OPERATIONS:
Net investment income (b)	0.76	0.35
Net realized and unrealized gain (loss) on investments (c)	13.45	3.55
Total from investment operations	14.21	3.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.24)
Total distributions	(0.73)	(0.24)
Net asset value, end of period	$67.14	$53.66
TOTAL RETURN (d)	26.62%	7.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$693,039	$537,808
Ratio of expenses to average net assets:
Before expense waiver (e)(f)	0.34%	0.34%
After expense waiver (e)(f)	0.24%	0.24%
Ratio of net investment income (loss) to average net assets (e)(f)	1.26%	1.42%
Portfolio turnover rate (d)(g)	13%	7%

(a)	Inception date of the Fund was February 26, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Longview Advantage Fixed Income ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

For the Period ENDED AUGUST 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment loss (b)	(0.07)
Net realized and unrealized gain (loss) on investments (c)	(1.87)
Total from investment operations	(1.94)
Net asset value, end of period	$98.06
TOTAL RETURN (d)	(1.94)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$113,755
Ratio of expenses to average net assets:
Before expense waiver (e)(f)	0.36%
After expense waiver (e)(f)	0.21%
Ratio of net investment income (loss) to average net assets (e)(f)	(0.14)%
Portfolio turnover rate (d)(g)	204%

(a)	Inception date of the Fund was March 9, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

LONGVIEW ETFs

Notes to Financial Statements

As of August 31, 2026

1. Organization And Significant Accounting Policies

The RBB Fund Trust (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active investment portfolios, including the Longview Advantage ETF and the Longview Advantage Fixed Income ETF (each, a “Fund” and together, the “Funds”), which commenced investment operations on February 26, 2025 and March 9, 2026, respectively.

The investment objective of the Longview Advantage ETF is to seek long-term capital appreciation.

The investment objective of the Longview Advantage Fixed Income ETF is to seek long-term capital appreciation.

In connection with the launch of the Longview Advantage ETF, a contribution of securities was made by certain investors (the “Initial Investors”) to the Fund. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the Fund’s shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets.

On February 26, 2025 (“Contribution Date”), the Initial Investors completed a tax-free contribution into the Longview Advantage ETF under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $439,841,525 on the Contribution Date, which was comprised of a cost basis of assets contributed of $216,180,742 and unrealized appreciation of $223,660,783. The Contribution resulted in the issuance of 8,796,830 Fund shares to the Initial Investors.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is August 31, 2026, and the period covered by these Notes to Financial Statements for the Longview Advantage Fixed Income ETF is the since inception period from March 9, 2026 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. The Funds’ NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board” and the members thereof, the “Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share.

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Hill Investment Group Partners, LLC d/b/a Longview Research Partners, the Funds’ investment adviser (the “Adviser”), as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

Longview Advantage ETF

	LEVEL 1	LEVEL 2	LEVEL 3		Total
Investments:
Common Stocks	$692,500,678	$—	$—		$692,500,678
Rights	—	—	—	(b)	—	(b)
Investments Purchased with Proceeds from Securities Lending (a)	—	—	—		13,873,704
Money Market Funds	416,488	—	—		416,488
Total Investments	$692,917,166	$—	$—		$706,790,870

Longview Advantage Fixed Income ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Exchange Traded Funds	$113,665,018	$—	$—	$113,665,018
Money Market Funds	754	—	—	754
Total Investments	113,665,772	$—	$—	$113,665,772

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)

Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)	Includes investments with an aggregate value of zero.

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the current fiscal period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Funds had an amount of total transfers during the current fiscal period that was meaningful in relation to its net assets as of the end of the current fiscal period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

Principal Investment Policies and Risks

Exchange-Traded Funds. The Funds may hold shares of other open-end investment companies whose shares are listed for trading on a national securities exchange. Exchange-traded fund (“ETF”) shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index. There can be no assurance, however, that this can be accomplished, as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. Additionally, some ETFs are actively-managed by an investment adviser and/or sub-advisers and do not seek to provide investment results that correspond to an index.

FIXED-INCOME MARKET RISK. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause a Fund to sell its holdings at a loss or at undesirable prices and adversely affect a Fund’s Share price and increase a Fund’s liquidity risk, expenses and/or taxable distributions.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

●

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

●

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

●

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Funds is called for

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

redemption or conversion, the Funds could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

●

Small-Cap and Medium Cap Stocks. The Funds may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

Investment Company Shares. The Funds may hold shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds’ purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds’ expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, (“Rule 2a-7”) and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

The Funds may hold shares of other investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

Investments by the Funds in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, the Funds may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from the series’ investments made in accordance with the defined investment strategy of the series, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Funds’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Funds’ financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Hill Investment Group Partners, LLC d/b/a Longview Research Partners serves as the investment adviser to the Funds. The Funds compensate the Adviser for its services at an annual rate based on the Funds’ average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

FUND	ADVISORY FEE
Longview Advantage ETF	0.25%
Longview Advantage Fixed Income ETF	0.25%

For the Longview Advantage ETF, the Adviser has contractually agreed to limit the Advisory Fees charged to the Fund to the rate shown in the following table of the Fund’s average daily net assets (the “Fee Waiver”) and to waive advisory fees and/or reimburse operating expenses to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

taxes. The Fee Waiver and Expense Cap are in effect until December 31, 2026, and may not be terminated without the approval of the Board.

FUND	ADVISORY FEE AFTER WAIVER	EXPENSE CAP
Longview Advantage ETF	0.15%	0.24%

If at any time the Longview Advantage ETF’s Total Annual Fund Operating Expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

Fund	Expiration August 31, 2028	Expiration August 31, 2029	TOTAL
Longview Advantage ETF	$248,659	$610,481	$859,140

For the Longview Advantage Fixed Income ETF, the Adviser has contractually agreed to waive all or a portion of its advisory fees so that after such waiver the maximum investment advisory fees that the Adviser is entitled to receive shall not exceed the amount set forth in the following table.

Fund	ADVISORY FEE AFTER WAIVER
Longview Advantage Fixed Income ETF	0.10%

This contractual limitation is in effect until December 31, 2026, and may not be terminated without the approval of the Board. These fees are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services also serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Funds for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Funds or the Trust. For Trustee and Officer compensation amounts, please refer to the Statements of Operations.

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

Fund	PURCHASES	SALES
Longview Advantage ETF	$308,535,549	$79,331,979
Longview Advantage Fixed Income ETF	$718,037,761	$207,227,372

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

Fund	PURCHASES	SALES
Longview Advantage ETF	$24,353,463	$234,898,422
Longview Advantage Fixed Income ETF	$113,826,040	$510,236,505

5. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

6. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The tax character of dividends and distributions paid during the fiscal period ended August 31, 2025 and the current fiscal period were as follows:

Fund	Year ended	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Longview Advantage ETF	August 31, 2026	$7,389,940	$—	$7,389,940
	August 31, 2025	2,375,507	—	2,375,507
Longview Advantage Fixed Income ETF	August 31, 2026	—	—	—

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

Fund	UNDISTRIBUTED ORDINARY INCOME	CAPITAL LOSS CARRY FORWARD	NET UNREALIZED APPRECIATION (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS (ACCUMULATED LOSSES)
Longview Advantage ETF	$1,459,677	$(18,270,306)	$195,546,648	$178,736,019
Longview Advantage Fixed Income ETF	$—	$(637,055)	$(187,197)	$(824,252)

As of August 31, 2026, the Longview Advantage ETF had $17,473,869 of short-term capital loss carryforwards and $796,437 of long-term capital loss carryforwards and the Longview Advantage Fixed Income ETF had $637,055 of short-term capital loss carryforwards and no long term capital loss carryforwards. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31 as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026.

The cost basis of investments for federal income tax purposes at August 31, 2026 for the Funds’ were as follows:

Fund	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Longview Advantage ETF	$511,244,222	$206,302,013	$(10,755,365)	$195,546,648
Longview Advantage Fixed Income ETF	$113,852,969	$—	$(187,197)	$(187,197)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The following permanent differences as of August 31, 2026, primarily attributable to in-kind redemptions gain and loss and net operating losses were reclassified among the following accounts:

Fund	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Longview Advantage ETF	$(102,548,692)	$102,548,692
Longview Advantage Fixed Income ETF	$(21,631)	$21,631

7. Securities Lending

The Funds may make secured loans of their securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, the Funds pay a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Funds’ net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00 per share. The Funds will bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the net income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Longview Advantage ETF	$13,480,595	$13,873,704	$38,800

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Longview Advantage ETF’s open securities

LONGVIEW ETFs

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of August 31, 2026

lending transactions which are subject to a MSLA as of the end of the current fiscal period. The Longview Advantage Fixed Income ETF did not engage in securities lending transactions during the period.

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Longview Advantage ETF	$13,480,595	$—	$13,480,595	$(13,480,595)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

LONGVIEW ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The RBB Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The RBB Fund Trust comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Longview Advantage ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from February 26, 2025 (inception date) through August 31, 2025
Longview Advantage Fixed Income ETF	For the period from March 9, 2026 (inception date) through August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Longview Research Partners since 2025.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2026

LONGVIEW ETFs

NOTICE TO SHAREHOLDERS

As of August 31, 2026 (Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.longviewresearchpartners.com.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Longview Advantage ETF	100.00%
Longview Advantage Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period was as follows:

Longview Advantage ETF	97.48%
Longview Advantage Fixed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for each Fund was 0.00%.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their information reporting.

LONGVIEW ETFs

Other Information

August 31, 2026

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Hill Investment Group Partners, LLC d/b/a Longview Research Partners (“Hill”) and the Trust on behalf of the Longview Advantage ETF (the “Fund”) at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Hill with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement, the Trustees took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Hill, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Hill were present. Among other things, the Trustees considered (i) the nature, extent, and quality of Hill’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of Hill’s personnel providing those services; (iii) Hill’s investment philosophies and processes; (iv) Hill’s assets under management and client descriptions; (v) Hill’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Hill’s advisory fee arrangement with the Trust and other similarly managed clients; (vii) Hill’s compliance policies and procedures; (viii) Hill’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Hill. The Trustees concluded that Hill had substantial resources to provide services to the Fund and that Hill’s services had been acceptable.

The Trustees also considered the investment performance of the Fund, and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month and since inception periods ended December 31, 2025.

The Trustees noted that the Fund outperformed its benchmark, the Bloomberg US 3000 Index, for the three-month period ended December 31, 2025, and underperformed its benchmark for the since-inception period ended December 31, 2025. The Trustees noted that the Fund outperformed the median of its Peer Group for the three-month period ended December 31, 2025, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers) was compared to similar information for its Peer Group. The Trustees noted that the Fund’s net advisory fee was below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 1st quintile of its Peer Group. The Trustees noted that Hill had contractually agreed to waive management fees through at least December 31, 2026 to limit total annual operating expenses to agreed-upon levels for the Fund.

After reviewing the information regarding Hill’s costs, estimated profitability and economies of scale, and after considering Hill’s services, the Trustees concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an additional annual period ending August 16, 2027.

LONGVIEW ETFs

Other Information (CONCLUDED)

August 31, 2026

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Hill Investment Group Partners, LLC d/b/a Longview Research Partners (“Longview”) and the Trust, on behalf of the new Longview Advantage Fixed Income ETF (the “Fund”), at a meeting held on November 11-12, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an initial period ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, the Board considered information provided by Longview, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Longview and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Longview were present. The Trustees considered whether approval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by Longview; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Longview’s investment philosophies and processes; (iv) Longview’s assets under management and client descriptions; (v) Longview’s soft dollar commission and trade allocation policies, as applicable; (vi) Longview’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) Longview’s compliance procedures; (viii) Longview’s financial information and insurance coverage; (ix) Longview’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Trustees noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by Longview. The Trustees concluded that Longview had sufficient resources to provide services to the Fund.

The Board also took into consideration the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms.

After reviewing the information regarding Longview’s estimated costs, profitability and economies of scale, and after considering the services to be provided by Longview, the Trustees concluded that the investment advisory fees to be paid by the Fund to Longview were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2027.

INVESTMENT ADVISER

Hill Investment Group Partners, LLC
d/b/a Longview Research Partners
190 Carondelet Plaza, Suite 1475
Saint Louis, MO 63105

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

M.D. Sass Concentrated Value ETF

Ticker: SASS

A series of The RBB Fund Trust

M.D. Sass Concentrated Value ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 97.1%
Consumer Discretionary — 12.1%
Amazon.com, Inc. (a)	21,209	$5,509,462
Somnigroup International, Inc.	58,021	3,756,860
		9,266,322
Consumer Staples — 5.7%
Primo Brands Corp.	191,599	4,372,289

Energy — 5.0%
Williams Cos., Inc.	51,391	3,856,895

Financials — 9.6%
Ares Management Corp. - Class A	18,711	2,678,854
Capital One Financial Corp.	21,783	4,672,671
		7,351,525
Health Care — 12.5%
Henry Schein, Inc. (a)	56,577	5,080,614
Quest Diagnostics, Inc.	18,626	4,475,828
		9,556,442
Industrials — 28.1% (b)
AMETEK, Inc.	17,844	4,196,374
API Group Corp. (a)	19,791	776,797
CH Robinson Worldwide, Inc.	9,158	1,370,586
Clean Harbors, Inc. (a)	14,313	4,512,173
Flowserve Corp.	37,580	2,972,202
Knight-Swift Transportation Holdings, Inc.	64,580	4,424,376
StandardAero, Inc. (a)	134,529	3,294,615
		21,547,123
Materials — 6.0%
Martin Marietta Materials, Inc.	5,989	3,106,494
Qnity Electronics, Inc.	12,587	1,503,266
		4,609,760
Real Estate — 4.9%
Welltower, Inc.	15,739	3,718,181

Technology — 13.2%
Analog Devices, Inc.	9,963	$3,608,001
Entegris, Inc.	12,353	1,671,237
Sandisk Corp. (a)	1,220	1,911,374
TD SYNNEX Corp.	11,461	2,897,914
		10,088,526
TOTAL COMMON STOCKS (Cost $65,934,197)		74,367,063

TOTAL INVESTMENTS — 97.1% (Cost $65,934,197)		74,367,063
Other Assets in Excess of Liabilities — 2.9%		2,196,017
TOTAL NET ASSETS — 100.0%		$76,563,080

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”)/GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of the financial statements.

1

M.D. Sass Concentrated Value ETF

Statement of Assets and Liabilities

As of August 31, 2026

ASSETS:
Investments, at value	$74,367,063
Cash and cash equivalents	2,505,814
Dividends receivable	51,526
Interest receivable	6,745
Dividend tax reclaims receivable	955
Total assets	76,932,103

LIABILITIES:
Payable for investments purchased	319,459
Payable to Adviser	49,564
Total liabilities	369,023
NET ASSETS	$76,563,080

NET ASSETS CONSIST OF:
Paid-in capital	$69,175,771
Total distributable earnings	7,387,309
Total net assets	$76,563,080

Net assets	$76,563,080
Shares issued and outstanding (unlimited shares authorized without par value)	3,147,000
Net asset value per share	$24.33

COST:
Investments, at cost	$65,934,197

The accompanying notes are an integral part of the financial statements.

2

M.D. Sass Concentrated Value ETF

Statement of Operations

For the Period ended August 31, 2026 (a)

INVESTMENT INCOME:
Dividend income	$295,744
Less: dividend withholding taxes	(1,433)
Interest income	37,561
Total investment income	331,872

EXPENSES:
Investment advisory fee	279,914
Total expenses	279,914
NET INVESTMENT INCOME	51,958

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,112,013)
In-kind redemptions	10,846,094
Net realized gain (loss)	9,734,081
Net change in unrealized appreciation (depreciation) on:
Investments	(11,912,863)
Net change in unrealized appreciation (depreciation)	(11,912,863)
Net realized and unrealized gain (loss)	(2,178,782)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,126,824)

(a)	Inception date of the Fund was March 3, 2026.

The accompanying notes are an integral part of the financial statements.

3

M.D. Sass Concentrated Value ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED AUGUST 31, 2026 (a)
OPERATIONS:
Net investment income (loss)	$51,958
Net realized gain (loss)	9,734,081
Net change in unrealized appreciation (depreciation)	(11,912,863)
Net increase (decrease) in net assets from operations	(2,126,824)

CAPITAL TRANSACTIONS:
Shares sold	28,967,343
Shares issued in connection with in-kind contribution	71,689,116
Shares redeemed	(21,966,555)
Net increase (decrease) in net assets from capital transactions	78,689,904

NET INCREASE (DECREASE) IN NET ASSETS	76,563,080

NET ASSETS:
Beginning of the period	—
End of the period	$76,563,080

SHARES TRANSACTIONS
Shares sold	1,210,000
Shares issued in connection with in-kind contribution	2,867,000
Shares redeemed	(930,000)
Total increase (decrease) in shares outstanding	3,147,000

(a)	Inception date of the Fund was March 3, 2026.

The accompanying notes are an integral part of the financial statements.

4

M.D. Sass Concentrated Value ETF

Financial Highlights

Contained below is per share operating performance data for the Fund’s shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

PERIOD ENDED AUGUST 31, 2026 (a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments (c)	(0.69)
Total from investment operations	(0.67)

Net asset value, end of period	$24.33

TOTAL RETURN (d)	(2.70)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$76,563
Ratio of expenses to average net assets (e)	0.75%
Ratio of net investment income (loss) to average net assets (e)	0.14%
Portfolio turnover rate (d)(f)	64%

(a)	Inception date of the Fund was March 3, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

5

M.D. Sass Concentrated Value ETF

Notes to Financial Statements

As of August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active investment portfolios, including the M.D. Sass Concentrated Value ETF (the “Fund”), which commenced investment operations on March 3, 2026.

The investment objective of the Fund is to seek long-term capital appreciation.

In connection with the Fund’s launch, a contribution of securities was made by certain investors (each an “Initial Investor” and together, the “Initial Investors”) to the Fund. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets.

On March 3, 2026 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The Initial Investors contributed a total market value of $71,689,116 on the Contribution Date, which was comprised of a cost basis of assets contributed of $51,343,387 and unrealized appreciation of $20,345,729. The Contribution resulted in the issuance of 2,867,000 Fund shares to the Initial Investors. Future changes in the Code or regulations or future interpretations of Section 351 of the Code by the Internal Revenue Service could impact the tax treatment of such contributions. If one or more of the in-kind contributions fails to qualify for tax-free treatment, then the Initial Investors can face negative tax consequences and become liable for additional taxes than it otherwise would have.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The annual reporting period for the Fund is from March 3, 2026 (inception) through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board” and members thereof, the “Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated M.D. Sass, LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair

6

M.D. Sass Concentrated Value ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$74,367,063	$—	$—	$74,367,063
Total Investments	$74,367,063	$—	$—	$74,367,063

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued

7

M.D. Sass Concentrated Value ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for most Fund expenses, including fees related to administration, transfer agency, custody, legal, audit and RBB’s officers and directors/trustees as described in Note 2. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

ACTIVE MANAGEMENT RISK — The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

NEW FUND RISK — The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

NON-DIVERSIFICATION RISK — The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a greater impact on the Fund.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Operating segments — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series in the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

M.D. Sass, LLC serves as the investment adviser to the Fund (the “Adviser”). Tidal Investments LLC serves as the investment sub-adviser to the Fund (the “Sub-Adviser”). Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund and provides oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Trust on behalf of the Fund. Compensation of the Sub-Adviser is paid by the Adviser (not the Fund). The Fund compensates the Adviser with a unitary management fee for its services at an annual rate equal to 0.75% of the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears.

8

M.D. Sass Concentrated Value ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund.

Fund Services serves as the Fund’s transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

PURCHASES	SALES
$ 59,102,838	$ 46,782,390

There were no purchases or sales of U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Fund (excluding short-term investments) were as follows:

PURCHASES	SALES
$ 14,051,243	$ 20,639,824

4. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are

9

M.D. Sass Concentrated Value ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FUND	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
M.D. Sass Concentrated Value ETF	$66,837,752	$11,324,764	$(3,795,453)	$7,529,311

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares.

The following permanent differences as of August 31, 2026, primarily attributable to redemptions in-kind were reclassified among the following accounts:

FUND	Distributable Earnings/ (Loss)	PAID-IN Capital
M.D. Sass Concentrated Value ETF	$(10,831,596)	$10,831,596

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The Fund did not pay any distributions to shareholders during the current fiscal period.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

10

M.D. Sass Concentrated Value ETF

NOTES TO FINANCIAL STATEMENTS (concluded)

As of August 31, 2026

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION (DEPRECIATION)	Total Distributable Earnings/ (Losses)
M.D. Sass Concentrated Value ETF	$51,958	$—	$(193,960)	$7,529,311	$7,387,309

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Fund had $193,960 of short-term capital loss carryforwards and no long-term capital loss carryforward.

A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of August 31, 2026, the Fund had no tax basis post October losses or qualified late-year losses.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the period were determined to be insignificant.

7. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

11

M.D. Sass Concentrated Value ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund Trust and Shareholders of M.D. Sass Concentrated Value ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of M.D. Sass Concentrated Value ETF (one of the funds constituting The RBB Fund Trust, referred to hereafter as the “Fund”) as of August 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 3, 2026 (inception date) through August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period March 3, 2026 (inception date) through August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by M.D. Sass, LLC since 2026.

12

M.D. Sass Concentrated Value ETF

Other Information

As of august 31, 2026 (unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 617-0004 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at https://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at https://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.mdsassetf.com.

13

M.D. Sass Concentrated Value ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As of august 31, 2026 (unaudited)

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between M.D. Sass, LLC (“M.D. Sass”) and the Trust, on behalf of the new M.D. Sass Concentrated Value ETF (the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, M.D. Sass, and Tidal Investments LLC (“Tidal”), with respect to the Fund at meetings held on November 11-12, 2025 and January 15, 2026 (together, the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by M.D. Sass and Tidal, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement, with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of M.D. Sass and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of M.D. Sass or Tidal were present. The Trustees considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by M.D. Sass and Tidal; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) M.D. Sass’ and Tidal’s investment philosophies and processes; (iv) M.D. Sass’ and Tidal’s assets under management and client descriptions; (v) M.D. Sass’ and Tidal’s soft dollar commission and trade allocation policies, as applicable; (vi) M.D. Sass’ and Tidal’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) M.D. Sass’ and Tidal’s compliance procedures; (viii) M.D. Sass’ and Tidal’s financial information and insurance coverage; (ix) M.D. Sass’ and Tidal’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Trustees noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by M.D. Sass and Tidal. The Trustees concluded that M.D. Sass and Tidal had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that M.D. Sass would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of M.D. Sass’ own fees and resources.

After reviewing the information regarding M.D. Sass’ and Tidal’s estimated costs, profitability and economies of scale, and after considering the services to be provided by M.D. Sass and Tidal, the Trustees concluded that the investment advisory fees to be paid by the Fund to M.D. Sass and the sub-advisory fees to be paid by M.D. Sass to Tidal were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2027.

14

Investment Adviser

M.D. Sass, LLC
885 Third Avenue, 26th Floor
New York, New York 10022

Investment Sub-Adviser

Tidal Investments LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Pathfinder Disciplined US Equity ETF

(Ticker: NASDAQ - PFDE)

Pathfinder Focused Opportunities ETF

(Ticker: NASDAQ - PFOE)

Each a Series of

THE RBB FUND TRUST

Annual Financial Statements

August 31, 2026

Pathfinder Disciplined US Equity ETF

Schedule of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 6.4%
Alphabet, Inc. - Class A	14,636	$4,966,727
Alphabet, Inc. - Class C	11,096	3,721,709
AT&T, Inc.	54,752	1,417,529
EchoStar Corp. - Class A (a)	5,100	440,844
		10,546,809
Consumer Discretionary — 14.2%
Amazon.com, Inc. (a)	33,837	8,789,838
Booking Holdings, Inc.	17,078	3,400,059
Deckers Outdoor Corp. (a)	7,008	610,257
eBay, Inc.	14,691	1,521,400
Ford Motor Co.	129,300	1,802,442
General Motors Co.	20,671	1,784,321
Marriott International, Inc./MD - Class A	980	334,925
Ross Stores, Inc.	10,971	2,507,312
Tesla, Inc. (a)	2,800	1,030,260
TJX Cos., Inc.	12,329	1,650,976
		23,431,790
Consumer Staples — 3.1%
Archer-Daniels-Midland Co.	5,938	482,700
Coca-Cola Co.	4,849	429,961
Estee Lauder Cos., Inc. - Class A	7,008	716,918
Monster Beverage Corp. (a)	44,756	2,055,196
Philip Morris International, Inc.	7,484	1,401,753
		5,086,528
Energy — 2.2%
Chevron Corp.	11,680	2,407,715
Valero Energy Corp.	3,557	1,276,679
		3,684,394
Financials — 13.7%
Ameriprise Financial, Inc.	2,920	1,615,081
Assurant, Inc.	1,946	548,500
Bank of America Corp.	46,416	2,875,007
Bank of New York Mellon Corp.	5,372	866,396
Charles Schwab Corp.	11,022	1,210,436
Cincinnati Financial Corp.	3,651	620,305
Citigroup, Inc.	26,884	3,538,472
Franklin Templeton, Inc.	24,697	843,403
Globe Life, Inc.	1,875	323,756
Goldman Sachs Group, Inc.	1,087	1,115,153
JPMorgan Chase & Co.	2,831	1,007,893
Mastercard, Inc. - Class A	7,008	4,129,884
Northern Trust Corp.	9,350	1,734,986
State Street Corp.	9,654	1,847,582
Travelers Cos., Inc.	1,320	483,028
		22,759,882
Health Care — 9.3%
AbbVie, Inc.	9,956	2,552,917
Centene Corp. (a)	15,137	973,915

COMMON STOCKS — 99.6% (continued)
Health Care — 9.3% (continued)
Eli Lilly & Co.	1,050	$1,214,566
Incyte Corp. (a)	7,103	875,232
Johnson & Johnson	14,691	3,905,602
Merck & Co., Inc.	23,110	3,414,734
Regeneron Pharmaceuticals, Inc.	2,365	1,889,824
UnitedHealth Group, Inc.	1,034	402,650
Universal Health Services, Inc. - Class B	1,235	210,358
		15,439,798
Industrials — 7.4%
Boeing Co. (a)	12,848	2,669,558
Comfort Systems USA, Inc.	597	922,735
Cummins, Inc.	4,088	2,307,267
Delta Air Lines, Inc.	15,269	1,190,982
FedEx Corp.	1,076	352,283
Howmet Aerospace, Inc.	3,637	890,883
JB Hunt Transport Services, Inc.	3,539	939,498
Lockheed Martin Corp.	2,336	1,311,033
Southwest Airlines Co.	13,617	524,663
United Airlines Holdings, Inc. (a)	2,920	315,331
Waste Management, Inc.	3,533	773,444
		12,197,677
Information Technology — 39.8% (b)
Advanced Micro Devices, Inc. (a)	5,381	2,532,944
Apple, Inc.	32,632	10,339,449
Applied Materials, Inc.	797	365,337
Arista Networks, Inc. (a)	4,672	914,264
Broadcom, Inc.	15,798	5,850,631
Ciena Corp. (a)	3,149	1,205,437
Corning, Inc.	5,256	781,725
Dell Technologies, Inc. - Class C	2,090	953,061
Flex Ltd. (a)	4,753	519,265
Fortinet, Inc. (a)	5,035	860,633
Intel Corp. (a)	12,163	1,088,710
Jabil, Inc.	1,429	436,217
Keysight Technologies, Inc. (a)	1,798	580,215
Lam Research Corp.	4,656	1,403,737
Lumentum Holdings, Inc. (a)	778	711,683
Marvell Technology, Inc.	2,247	475,600
Micron Technology, Inc.	5,407	5,183,853
Microsoft Corp.	16,431	8,335,282
Monolithic Power Systems, Inc.	373	472,878
NVIDIA Corp.	76,299	16,845,293
Palantir Technologies, Inc. - Class A (a)	8,324	1,551,427
Sandisk Corp. (a)	1,168	1,829,906
Seagate Technology Holdings PLC	1,587	1,314,639
Western Digital Corp.	3,001	1,352,101
		65,904,287

The accompanying notes are an integral part of the financial statements.
1

Pathfinder Disciplined US Equity ETF

Schedule of Investments (CONCLUDED)

August 31, 2026

	Shares	Value
COMMON STOCKS — 99.6% (continued)
Materials — 1.5%
Freeport-McMoRan, Inc.	13,432	$1,017,340
Newmont Corp.	6,239	786,488
Steel Dynamics, Inc.	3,181	739,964
		2,543,792
Utilities — 2.0%
DTE Energy Co.	2,920	396,040
Entergy Corp.	6,555	696,862
Eversource Energy	22,180	1,555,705
PG&E Corp.	46,456	616,471
		3,265,078
TOTAL COMMON STOCKS (Cost $148,480,920)		164,860,035

RIGHTS — 0.0% (c)
Financials — 0.0% (c)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	12,251	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
First American Treasury Obligations Fund - Class X, 3.60% (e)	579,757	$579,757
TOTAL MONEY MARKET FUNDS (Cost $579,757)		579,757

TOTAL INVESTMENTS — 100.0% (Cost $149,060,677)		165,439,792
Other Assets in Excess of Liabilities — 0.0% (c)		28,448
TOTAL NET ASSETS — 100.0%		$165,468,240

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
2

Pathfinder Focused Opportunities ETF

Schedule of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 97.6%
Communication Services — 19.5%
Alphabet, Inc. - Class C	12,724	$4,267,757
Netflix, Inc. (a)	55,603	4,506,623
Spotify Technology SA (a)	9,716	5,281,812
Universal Music Group NV - ADR	415,719	3,512,825
		17,569,017
Consumer Discretionary — 10.7%
Hermes International SCA - ADR	24,029	4,400,190
MercadoLibre, Inc. (a)	2,709	5,245,166
		9,645,356
Financials — 15.0%
Brookfield Corp.	83,092	3,425,052
Mastercard, Inc. - Class A	5,541	3,265,367
NU Holdings Ltd. - Class A (a)	243,898	3,548,716
Visa, Inc. - Class A	8,670	3,289,138
		13,528,273
Health Care — 17.6%
Eli Lilly & Co.	3,227	3,732,768
IDEXX Laboratories, Inc. (a)	8,136	4,529,230
Intuitive Surgical, Inc. (a)	9,881	3,723,754
UnitedHealth Group, Inc.	10,135	3,946,670
		15,932,422
Industrials — 13.4%
Ferrovial NV	76,872	4,500,853
QXO, Inc. (a)	231,739	3,077,494
Uber Technologies, Inc. (a)	59,294	4,485,591
		12,063,938
Information Technology — 21.4%
ASML Holding NV	3,259	5,527,297
Intuit, Inc.	10,061	3,614,917
ServiceNow, Inc. (a)	17,375	2,571,326
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,362	5,134,186
Workday, Inc. - Class A (a)	12,536	2,475,233
		19,322,959
TOTAL COMMON STOCKS (Cost $90,769,767)		88,061,965

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.4%
First American Treasury Obligations Fund - Class X, 3.60% (b)	2,128,684	$2,128,684
TOTAL MONEY MARKET FUNDS (Cost $2,128,684)		2,128,684

TOTAL INVESTMENTS — 100.0% (Cost $92,898,451)		90,190,649
Liabilities in Excess of Other Assets — (0.0)% (c)		(27,275)
TOTAL NET ASSETS — 100.0%		$90,163,374

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
3

PATHFINDER ETFS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF August 31, 2026

	Pathfinder Disciplined US Equity ETF	Pathfinder Focused Opportunities ETF
ASSETS:
Investments, at value	$165,439,792	$90,190,649
Dividends receivable	110,643	17,303
Dividend tax reclaims receivable	—	594
Prepaid expenses and other assets	198	198
Total assets	165,550,633	90,208,744

LIABILITIES:
Payable to Adviser	82,393	45,370
Total liabilities	82,393	45,370
NET ASSETS	$165,468,240	$90,163,374

NET ASSETS CONSIST OF:
Paid-in capital	$152,135,956	$100,722,890
Total distributable earnings/(accumulated losses)	13,332,284	(10,559,516)
Total net assets	$165,468,240	$90,163,374

Net assets	$165,468,240	$90,163,374
Shares issued and outstanding (unlimited shares authorized without par value)	5,850,000	3,870,000
Net asset value per share	$28.29	$23.30

COST:
Investments, at cost	$149,060,677	$92,898,451

The accompanying notes are an integral part of the financial statements.
4

PATHFINDER ETFS

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED August 31, 2026

	Pathfinder Disciplined US Equity ETF(a)	Pathfinder Focused Opportunities ETF(a)
INVESTMENT INCOME:
Dividend income	$764,112	$495,569
Less: dividend withholding taxes	—	(35,123)
Total investment income	764,112	460,446

EXPENSES:
Investment advisory fee	446,847	328,597
Total expenses	446,847	328,597
NET INVESTMENT INCOME	317,265	131,849

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,133,329)	(7,852,752)
In-kind redemptions	1,661,191	2,880,935
Foreign currency transactions	—	237
Net realized gain (loss)	(1,472,138)	(4,971,580)
Net change in unrealized appreciation (depreciation) on:
Investments	16,379,115	(2,707,802)
Net realized and unrealized gain (loss)	14,906,977	(7,679,382)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,224,242	$(7,547,533)

(a)	Inception date of the Fund was December 30, 2025.

The accompanying notes are an integral part of the financial statements.
5

PATHFINDER ETFS

Statements of Changes in Net Assets

	Pathfinder Disciplined US Equity ETF	Pathfinder Focused Opportunities ETF
	FOR THE PERIOD ENDED AUGUST 31, 2026(a)	FOR THE PERIOD ENDED AUGUST 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$317,265	$131,849
Net realized gain (loss)	(1,472,138)	(4,971,580)
Net change in unrealized appreciation (depreciation)	16,379,115	(2,707,802)
Net increase (decrease) in net assets from operations	15,224,242	(7,547,533)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(230,800)	(132,087)
From return of capital	—	(48,413)
Total distributions to shareholders	(230,800)	(180,500)

CAPITAL TRANSACTIONS:
Shares sold	159,114,012	141,756,398
Shares redeemed	(8,639,214)	(43,864,991)
Net increase (decrease) in net assets from capital transactions	150,474,798	97,891,407

NET INCREASE (DECREASE) IN NET ASSETS	165,468,240	90,163,374

NET ASSETS:
Beginning of the period	—	—
End of the period	$165,468,240	$90,163,374

SHARES TRANSACTIONS
Shares sold	6,170,000	5,760,000
Shares redeemed	(320,000)	(1,890,000)
Total increase (decrease) in shares outstanding	5,850,000	3,870,000

(a)	Inception date of the Fund was December 30, 2025.

The accompanying notes are an integral part of the financial statements.
6

Pathfinder DISCIPLINED US EQUITY ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

FOR THE PERIOD ENDED August 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.07

INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments (c)	3.20
Total from investment operations	3.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$28.29

TOTAL RETURN (d)	13.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$165,468
Ratio of expenses to average net assets (e)	0.59%
Ratio of net investment income (loss) to average net assets (e)	0.42%
Portfolio turnover rate (d)(f)	44%

(a)	Inception date of the Fund was December 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
7

Pathfinder FOCUSED OPPORTUNITIES ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

FOR THE PERIOD ENDED August 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.04

INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments (c)	(1.73)
Total from investment operations	(1.69)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Return of capital	(0.01)
Total distributions	(0.05)

Net asset value, end of period	$23.30

TOTAL RETURN (d)	(6.75)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,163
Ratio of expenses to average net assets (e)	0.59%
Ratio of net investment income (loss) to average net assets (e)	0.24%
Portfolio turnover rate (d)(f)	53%

(a)	Inception date of the Fund was December 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
8

Pathfinder ETFs

Notes to Financial Statements

As of August 31, 2026

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active investment portfolios, including the Pathfinder Disciplined US Equity ETF and the Pathfinder Focused Opportunities ETF (each a “Fund” and together the “Funds”), which commenced investment operations on December 30, 2025.

The investment objective of each Fund is to seek long-term capital appreciation.

The Funds are each an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The reporting period for each Fund covers the period from their inception on December 30, 2025 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Opal Capital LLC, the Funds’ investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The following is a summary of the inputs used, as of the end of the reporting period, in valuing each Fund’s investments carried at fair value:

PATHFINDER DISCIPLINED US EQUITY ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$164,860,035	$—	$—	$164,860,035
Rights	—	—	0	0
Money Market Funds	579,757	—	—	579,757
Total Investments	$165,439,792	$—	$0	$165,439,792

PATHFINDER FOCUSED OPPORTUNITIES ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$88,061,965	$—	$—	$88,061,965
Money Market Funds	2,128,684	—	—	2,128,684
Total Investments	$90,190,649	$—	$—	$90,190,649

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no significant Level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable

10

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

and responsible for administrator fees, custody, the independent trustees and counsel to the independent trustees and the officers of the Trust. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series fund of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory fees,are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

EQUITY SECURITIES — Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Funds to fluctuate. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

LARGE SHAREHOLDER PURCHASE AND REDEMPTION RISK — Each Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause the Funds to sell its securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. Similarly, large share purchases may adversely affect the Funds’ performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Funds’ expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expenses excluded from the unitary fee.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

11

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

OTHER — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Opal Capital LLC serves as the investment adviser to the Funds. Vident Asset Management serves as the investment sub-adviser to the Funds (the “Sub-Adviser”). Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds and provides oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Trust on behalf of the Funds. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds). The Funds compensate the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	ADVISORY FEE
Pathfinder Disciplined US Equity ETF	0.59%
Pathfinder Focused Opportunities ETF	0.59%

From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, the Adviser is not responsible for 12b-1 fees, interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of each Fund were as follows:

FUND	Purchases	Sales
Pathfinder Disciplined US Equity ETF	$48,346,775	$48,774,786
Pathfinder Focused Opportunities ETF	41,442,433	42,965,770

12

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
Pathfinder Disciplined US Equity ETF	$158,401,410	$8,020,343
Pathfinder Focused Opportunities ETF	139,420,490	42,155,568

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV typically only in blocks of at least 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2.00% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Pathfinder Disciplined US Equity ETF	$149,153,687	$19,962,280	$(3,676,175)	$16,286,105
Pathfinder Focused Opportunities ETF	93,030,984	5,078,234	(7,918,569)	(2,840,335)

The difference between book basis and tax-basis cost of investments was attributable primarily to wash sales. Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with

13

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2026, the close of the Funds’ fiscal year, there were permanent differences related to the tax treatment of redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the following Funds:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Pathfinder Disciplined US Equity ETF	$(1,661,158)	$1,661,158
Pathfinder Focused Opportunities ETF	(2,879,896)	2,879,896

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Net Unrealized Appreciation/ (Depreciation)	TOTAL DISTRIBUTABLE EARNINGS/ (LOSSES)
Pathfinder Disciplined US Equity ETF	$86,465	$—	$(3,040,286)	$16,286,105	$13,332,284
Pathfinder Focused Opportunities ETF	—	—	(7,719,181)	(2,840,335)	(10,559,516)

The tax character of dividends and distributions paid during the fiscal years ended August 31 was as follows:

FUND		Ordinary Income	RETURN OF CAPITAL
Pathfinder Disciplined US Equity ETF	2026	$230,800	$—
Pathfinder Focused Opportunities ETF	2026	$132,087	$48,413

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2026, the Pathfinder Disciplined US Equity ETF had $3,040,286 of short-term capital loss carryforwards and no long-term capital loss carry forward and the Pathfinder Focused Opportunities ETF had $7,719,181 of short-term capital loss carryforwards and no long-term capital loss carry forward.

6. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

14

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of August 31, 2026

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event: The Funds paid the following distributions:

FUND	RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
Pathfinder Disciplined US Equity ETF	9/28/2026	9/28/2026	9/29/2026	$0.02
Pathfinder Focused Opportunities ETF	9/28/2026	9/28/2026	9/29/2026	$0.01

15

Pathfinder ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The RBB Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pathfinder Disciplined US Equity ETF and Pathfinder Focused Opportunities ETF (the “Funds”), each a series of The RBB Fund Trust, as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for the period from December 30, 2025 (inception date) through August 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period from December 30, 2025 (inception date) through August 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more investment companies advised by Opal Capital LLC since 2026.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

16

Pathfinder ETFs

NOTICE TO SHAREHOLDERS

As of August 31, 2026

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://pathfinderetfs.com.

17

INVESTMENT ADVISER

Opal Capital LLC
5200 Town Center Circle Ste 205
Boca Raton, Florida 33486

INVESTMENT SUB-ADVISER

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

P/E GLOBAL ENHANCED INTERNATIONAL FUND

A Series of

THE RBB FUND TRUST

Institutional Class (TICKER: PEIEX)

Annual Financial Statements

August 31, 2026

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

P/E GLOBAL ENHANCED INTERNATIONAL FUND

PORTFOLIO of Investments

August 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 84.1%
iShares Core MSCI EAFE ETF (a)	158,814	$15,922,692
Vanguard FTSE Developed Markets ETF (a)	218,038	15,899,331
TOTAL EXCHANGE TRADED FUNDS (Cost $29,658,781)		31,822,023

TOTAL INVESTMENTS — 84.1% (Cost $29,658,781)		31,822,023
Other Assets in Excess of Liabilities — 15.9%		6,025,211
TOTAL NET ASSETS — 100.0%		$37,847,234

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
1

P/E GLOBAL ENHANCED INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN FUTURES CONTRACTS

August 31, 2026

Futures contracts outstanding as of August 31, 2026 were as follows:

Description	Contracts Purchased	EXPIRATION DATE	NOTIONAL VALUE	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Index	35	09/18/2026	$5,650,400	$92,003
				$92,003

Description	Contracts Sold	EXPIRATION DATE	NOTIONAL VALUE	Value/ Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(177)	09/14/2026	$12,678,510	$(235,684)
British Pound/US Dollar Cross Currency Rate	(71)	09/14/2026	6,012,369	(82,110)
Euro/US Dollar Cross Currency Rate	(367)	09/14/2026	53,318,219	(192,877)
Japanese Yen/US Dollar Cross Currency Rate	(110)	09/14/2026	8,613,000	11,098
Mexican Peso/US Dollar Cross Currency Rate	(7)	09/14/2026	205,730	(6,575)
New Zealand Dollar/US Dollar Cross Currency Rate	(7)	09/14/2026	414,225	(4,309)
Norwegian Krone/US Dollar Cross Currency Rate	(1)	09/14/2026	213,900	(10,002)
Polish Zloty/US Dollar Cross Currency Rate	(2)	09/14/2026	268,360	(3,713)
Swedish Krona/US Dollar Cross Currency Rate	(6)	09/14/2026	1,253,700	(15,811)
Swiss Franc/US Dollar Cross Currency Rate	(45)	09/14/2026	6,969,656	73,734
				$(466,249)
Net Unrealized Appreciation (Depreciation)				$(374,246)

The accompanying notes are an integral part of the financial statements.
2

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Assets and Liabilities

AUGUST 31, 2026

ASSETS:
Investments, at value	$31,822,023
Cash and cash equivalents	3,501,423
Deposits at broker for futures contracts	3,005,294
Unrealized appreciation on futures contracts	176,835
Receivable for fund shares sold	20
Prepaid expenses and other assets	10,527
Total assets	38,516,122

LIABILITIES:
Unrealized depreciation on futures contracts	551,081
Payable to Adviser	20,303
Payable for transfer agent fees	2,513
Payable for expenses and other liabilities	94,991
Total liabilities	668,888
NET ASSETS	$37,847,234

NET ASSETS CONSIST OF:
Paid-in capital	$32,823,199
Total distributable earnings	5,024,035
Total net assets	$37,847,234

Institutional Class
Net assets	$37,847,234
Shares issued and outstanding (unlimited shares authorized without par value)	3,127,580
Net asset value per share	$12.10
COST:
Investments, at cost	$29,658,781

The accompanying notes are an integral part of the financial statements.
3

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Operations

For the Year ended August 31, 2026

INVESTMENT INCOME:
Dividend income	$365,863
Interest income	414,634
Total investment income	780,497

EXPENSES:
Investment advisory fee	336,526
Transfer agent fees	54,267
Legal fees	38,798
Fund administration and accounting fees	37,404
Audit fees	21,736
Federal and state registration fees	21,196
Officer fees	16,698
Trustees’ fees	13,436
Reports to shareholders	11,233
Custodian fees	1,782
Other expenses and fees	10,639
Total expenses	563,715
Fee waiver from Adviser	(208,051)
Net expenses	355,664
NET INVESTMENT INCOME	424,833

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	222,991
Futures contracts	5,169,762
Foreign currency transactions	(1,134)
Net realized gain (loss)	5,391,619
Net change in unrealized appreciation (depreciation) on:
Investments	2,158,719
Futures contracts	(305,305)
Foreign currency translation	(247)
Net change in unrealized appreciation (depreciation)	1,853,167
Net realized and unrealized gain (loss)	7,244,786
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,669,619

The accompanying notes are an integral part of the financial statements.
4

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$424,833	$719,422
Net realized gain (loss)	5,391,619	835,582
Net change in unrealized appreciation (depreciation)	1,853,167	322,838
Net increase (decrease) in net assets from operations	7,669,619	1,877,842

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,109,359)	(3,629,697)
Total distributions to shareholders	(4,109,359)	(3,629,697)

CAPITAL TRANSACTIONS:
Shares sold	1,457,783	4,775,719
Shares issued from reinvestment of distributions	4,109,359	3,629,697
Shares redeemed	(2,794,976)	(779,573)
Net increase (decrease) in net assets from capital transactions	2,772,166	7,625,843
NET INCREASE (DECREASE) IN NET ASSETS	6,332,426	5,873,988

NET ASSETS:
Beginning of the year	$31,514,808	$25,640,820
End of the year	$37,847,234	$31,514,808

SHARES TRANSACTIONS
Shares sold	131,966	432,735
Shares issued from reinvestment of distributions	392,489	335,152
Shares redeemed	(244,432)	(70,240)
Total increase (decrease) in shares outstanding	280,023	697,647

The accompanying notes are an integral part of the financial statements.
5

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year ended August 31, 2026	Year ended August 31, 2025	Year ended August 31, 2024	Period ended August 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.07	$11.93	$11.09	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.14	0.28	0.36	(0.06)
Net realized and unrealized gain (loss) on investments	2.32	0.53	1.26	1.15
Total from investment operations	2.46	0.81	1.62	1.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.38)	(0.09)	—
Net realized gains	(1.18)	(1.29)	(0.69)	—
Total distributions	(1.43)	(1.67)	(0.78)	—
Net asset value, end of period	$12.10	$11.07	$11.93	$11.09

TOTAL RETURN (c)(d)	24.32%	7.16%	15.54%	10.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,847	$31,515	$25,641	$21,753
Ratio of expenses to average net assets:
Before expense waiver (e)(f)	1.59%	1.59%	2.03%	2.69%
After expense waiver (e)(f)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets (e)(f)	1.20%	2.53%	3.10%	(0.83)%
Portfolio turnover rate (d)	32%	0%	0%	0%

(a)	Inception date of Institutional Class Shares of the Fund was December 29, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
6

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements

August 31, 2026

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active investment portfolios, including the P/E Global Enhanced International Fund (the “Fund”), which commenced investment operations on December 29, 2022. The Fund is authorized to offer three classes of shares, Institutional Class, Investor Class, and Class A Shares. Investor Class Shares and Class A Shares have not yet commenced operations as of August 31, 2026.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated P/E Global LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2026

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Funds	$31,822,023	$—	$—	$31,822,023
Foreign Currency Contracts
Futures Contracts	84,832	—	—	84,832
Equity Contracts
Futures Contracts	92,003	—	—	92,003
Total Assets	$31,998,858	$—	$—	$31,998,858

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Foreign Currency Contracts
Futures Contracts	$(551,081)	$—	$—	$(551,081)
Total Liabilities	$(551,081)	$—	$—	$(551,081)

Refer to the Portfolio of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. equity market indices and foreign currencies to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

8

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2026

The following tables list the fair values and location on the Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
ASSET DERIVATIVES
Futures Contracts (a)	Unrealized appreciation on futures contracts	$92,003	$84,832	$176,835
Total Value - Assets		$92,003	$84,832	$176,835
LIABILITY DERIVATIVES
Futures Contracts (a)	Unrealized depreciation on futures contracts	$—	$(551,081)	$(551,081)
Total Value - Liabilities		$—	$(551,081)	$(551,081)

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments in Futures Contracts.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
REALIZED GAIN (LOSS)
Futures Contracts	Net realized gain/(loss) from futures contracts	$4,354,008	$815,754	$5,169,762
Total Realized Gain/(Loss)		$4,354,008	$815,754	$5,169,762

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(572,654)	$267,349	$(305,305)
Total Change in Unrealized Appreciation/(Depreciation)		$(572,654)	$267,349	$(305,305)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT
$17,446,160	$(82,063,537)

9

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2026

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

INVESTMENT COMPANY SECURITIES — The Fund pursues its investment objective by investing in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When the Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Fund invests in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the ETFs and underlying funds. Accordingly, the Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Fund invests in different underlying funds. The annual and semi-annual reports to shareholders for the underlying funds may be found by visiting the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash

10

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2026

or liquid assets sufficient to meet its obligation to purchase or provide securities or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the U.S. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called “principals’ markets” in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends

11

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

U.S. GOVERNMENT SECURITIES — The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities, of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

EQUITY SECURITIES RISK — The Fund invests indirectly in equity securities which tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Operating segments — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

12

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

P/E Global LLC serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate of 0.95% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.00% (the “Expense Cap”) of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

EXPIRATION AUGUST 31
2027	2028	2029	TOTAL
$248,469	$168,772	$208,051	$625,292

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Assistant Treasurer, Assistant Secretary, Secretary and Director of Marketing & Business Development of the

13

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONtinued)

August 31, 2026

Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Fund were as follows:

Purchases	Sales
$35,512,445	$6,076,655

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund was as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$29,676,015	$2,163,241	$(17,233)	$2,146,008

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. The difference between the book basis and the tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures regulated by Section 1256 of the Internal Revenue Code and wash sales.

As of August 31, 2026, there were no permanent differences between distributable earnings/(loss) and paid-in capital.

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL
$1,378,963	$1,499,065	$(1)	$2,146,008	$5,024,035

14

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONcludED)

August 31, 2026

The tax character of dividends and distributions paid during the fiscal years ended August 31 was as follows:

YEAR ENDED	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2026	$2,078,086	$2,031,273	$4,109,359
2025	$1,949,581	$1,680,116	$3,629,697

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of August 31, 2026, the Fund had no tax basis qualified late-year loss deferral or Post-October capital loss.

6. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

15

P/E GLOBAL ENHANCED INTERNATIONAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The RBB Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and portfolio of investments in futures contracts, of P/E Global Enhanced International Fund (the “Fund”), a series of The RBB Fund Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from December 29, 2022 (inception date) through August 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

16

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Shareholder Tax Information (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2026. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend tax rate is 4.50%.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 0.00%.

The Fund designates 65.16% of the ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

17

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTICE TO SHAREHOLDERS

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (855) 610-4766; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at https://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between P/E Global LLC (“P/E”) and the Trust on behalf of the P/E Global Enhanced International Fund at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by P/E with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement, the Trustees took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of P/E, and discussed the aforementioned Agreement with counsel in executive sessions, at which no representatives of P/E were present. Among other things, the Trustees considered (i) the nature, extent, and quality of P/E’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of P/E’s personnel providing those services; (iii) P/E’s investment philosophies and processes; (iv) P/E’s assets under management and client descriptions; (v) P/E’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) P/E’s advisory fee arrangement with the Trust and other similarly managed clients; (vii) P/E’s compliance policies and procedures; (viii) P/E’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by P/E. The Trustees concluded that P/E had substantial resources to provide services to the Fund and that P/E’s services had been acceptable.

The Trustees also considered the investment performance of the Fund, and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, and since inception periods ended December 31, 2025. The Trustees noted that the Fund outperformed its primary benchmark, the MSCI EAFE Index, for the three-month period ended December 31, 2025, and underperformed its primary benchmark for the one-year, three-year, and since-inception periods ended December 31, 2025. The Trustees noted that the Fund outperformed the median of its Peer

18

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTICE TO SHAREHOLDERS (Concluded)

Group for the three-month, three-year, and since-inception periods ended December 31, 2025, and underperformed the median of its Peer Group for the one-year period ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Trustees noted that the Fund’s net advisory fee was below the median and in the 2nd quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 5th quintile of its Peer Group. The Trustees noted that P/E had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026 to limit total annual operating expenses to agreed-upon levels for the Fund.

After reviewing the information regarding P/E’s costs, P/E’s estimated profitability and economies of scale, and after considering P/E’s services, the Trustees concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional annual period ending August 16, 2027.

19

INVESTMENT ADVISER

P/E Global LLC
75 State Street, 31st Floor
Boston, MA 02109

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

Each a series of The RBB Fund Trust

Penn Capital Short Duration High Income Fund

SCHEDULE OF INVESTMENTS

August 31, 2026

	PAR	VALUE
CORPORATE BONDS — 93.5%
Advertising & Marketing — 1.4%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$290,000	$282,453

Aerospace & Defense — 0.6%
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)	120,000	121,955

Airlines — 5.9%
Alaska Airlines, Inc., 6.50%, 06/01/2031 (a)	185,000	184,539
American Airlines, Inc., 7.25%, 02/15/2028 (a)	525,000	529,965
United Airlines Holdings, Inc., 5.38%, 03/01/2031	186,000	184,216
VistaJet Malta Finance PLC
9.50%, 06/01/2028 (a)	195,000	199,110
6.38%, 02/01/2030 (a)	70,000	67,627
		1,165,457
Apparel & Textile Products — 2.0%
Crocs, Inc., 4.25%, 03/15/2029 (a)	315,000	304,837
Under Armour, Inc., 7.25%, 07/15/2030 (a)	82,000	82,615
		387,452
Auto Parts Manufacturing — 0.5%
Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	100,000	101,237

Automobiles Manufacturing — 1.2%
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028 (a)	235,000	239,988

Banks — 1.7%
Popular, Inc., 7.25%, 03/13/2028	335,000	343,626

Cable & Satellite — 3.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	605,000	599,287
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	25,000	24,932
		624,219
Casinos & Gaming — 2.2%
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	188,000	180,428
Penn Entertainment, Inc., 6.75%, 04/01/2031 (a)	250,000	250,908
		431,336
Chemicals — 2.9%
Celanese US Holdings LLC, 7.55%, 11/15/2030	$185,000	$195,826
Chemours Co., 5.75%, 11/15/2028 (a)	198,559	197,314
FMC Corp., 8.00%, 06/01/2031 (a)	170,000	176,329
		569,469
Commercial Finance — 1.2%
TrueNoord Capital DAC, 8.75%, 03/01/2030 (a)	220,000	229,583

Consumer Finance — 6.1%
Block, Inc., 5.63%, 08/15/2030 (a)	280,000	280,408
OneMain Finance Corp.
6.63%, 01/15/2028	450,000	454,360
7.88%, 03/15/2030	150,000	155,528
6.13%, 05/15/2030	90,000	89,585
SLM Corp., 6.50%, 01/31/2030	210,000	213,825
		1,193,706
Containers & Packaging — 0.9%
OI European Group BV, 4.75%, 02/15/2030 (a)	195,000	176,665

Electrical Equipment Manufacturing — 2.9%
Gates Corp., 6.88%, 07/01/2029 (a)	285,000	290,726
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031 (a)	90,000	89,351
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)	195,000	197,992
		578,069
Entertainment Resources — 1.2%
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	250,000	244,136

Exploration & Production — 4.2%
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	225,000	229,151
Hilcorp Energy I LP
6.25%, 11/01/2028 (a)	270,000	270,888
5.75%, 02/01/2029 (a)	200,000	200,282
SM Energy Co., 8.63%, 11/01/2030 (a)	120,000	126,061
		826,382
Financial Services — 2.2%
PRA Group, Inc., 8.38%, 02/01/2028 (a)	425,000	430,353

Forest & Paper Products Manufacturing — 0.6%
Magnera Corp., 4.75%, 11/15/2029 (a)	115,000	108,401

The accompanying notes are an integral part of the financial statements.
1

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2026

	PAR	VALUE
Hardware — 2.2%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (a)	$195,000	$203,491
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	210,000	222,280
		425,771
Health Care Facilities & Services — 6.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	610,000	609,074
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	305,000	304,644
DaVita, Inc., 4.63%, 06/01/2030 (a)	145,000	140,113
LifePoint Health, Inc., 9.88%, 08/15/2030 (a)	195,000	205,008
		1,258,839
Homebuilders — 3.4%
Ashton Woods USA LLC, 4.63%, 08/01/2029 (a)	310,000	300,628
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (a)	135,000	138,837
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	220,000	220,144
		659,609
Industrial Other — 3.5%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	205,000	212,092
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	310,000	320,681
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	140,000	147,074
		679,847
Internet Media — 1.9%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	380,000	379,253

Leisure Products Manufacturing — 1.3%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	255,000	250,714

Machinery Manufacturing — 1.8%
Titan International, Inc., 7.00%, 04/30/2028	345,000	344,763

Managed Care — 1.4%
Molina Healthcare, Inc., 4.38%, 06/15/2028 (a)	285,000	280,406

Manufactured Goods — 0.9%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	165,000	173,989

Medical Equipment & Devices Manufacturing — 1.3%
Embecta Corp.
5.00%, 02/15/2030 (a)	$262,000	$215,066
6.75%, 02/15/2030 (a)	40,000	33,100
		248,166
Metals & Mining — 3.7%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	290,000	294,159
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)	205,000	214,322
Eldorado Gold Corp., 6.25%, 09/01/2029 (a)	210,000	209,940
		718,421
Oil & Gas Services & Equipment — 2.2%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	155,000	162,363
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	265,000	271,523
		433,886
Pharmaceuticals — 1.1%
Harrow, Inc., 8.63%, 09/15/2030 (a)	215,000	219,982

Pipeline — 3.1%
Excelerate Energy LP, 8.00%, 05/15/2030 (a)	270,000	284,214
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030 (a)	185,000	188,881
Western Midstream Operating LP, 7.25%, 04/01/2030 (a)	125,000	130,674
		603,769
Publishing & Broadcasting — 1.6%
Belo Corp., 7.75%, 06/01/2027	50,000	50,959
Gray Media, Inc., 10.50%, 07/15/2029 (a)	67,000	70,688
Nexstar Media, Inc., 4.75%, 11/01/2028 (a)	205,000	201,979
		323,626
Real Estate — 4.3%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030 (a)	170,000	182,145
Howard Hughes Corp., 4.38%, 02/01/2031 (a)	175,000	165,221
Newmark Group, Inc., 7.50%, 01/12/2029	255,000	265,200
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	230,000	234,038
		846,604

The accompanying notes are an integral part of the financial statements.
2

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

August 31, 2026

	PAR	VALUE
Restaurants — 1.1%
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)	$230,000	$221,429

Retail - Consumer Discretionary — 2.5%
Academy Ltd., 5.88%, 05/15/2031 (a)	85,000	84,424
Builders FirstSource, Inc., 5.00%, 03/01/2030 (a)	100,000	97,488
Wayfair LLC, 7.25%, 10/31/2029 (a)	290,000	299,550
		481,462
Software & Services — 2.5%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	250,000	250,821
RingCentral, Inc., 8.50%, 08/15/2030 (a)	128,000	132,130
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	100,000	100,041
		482,992
Supermarkets & Pharmacies — 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/2031 (a)	270,000	261,581

Transportation & Logistics — 0.5%
RXO, Inc., 6.38%, 05/15/2031 (a)	100,000	100,226

Travel & Lodging — 3.7%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	410,000	399,467
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (a)	165,000	169,959
NCL Corp. Ltd., 7.75%, 02/15/2029 (a)	145,000	150,970
		720,396
Utilities — 0.9%
Talen Energy Supply LLC, 6.13%, 05/01/2031 (a)	$180,000	$179,582

TOTAL CORPORATE BONDS (Cost $18,224,861)		18,349,800

TOTAL INVESTMENTS — 93.5% (Cost $18,224,861)		18,349,800
Other Assets in Excess of Liabilities — 6.5%		1,285,266
TOTAL NET ASSETS — 100.0%		$19,635,066

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $15,730,531 or 80.1% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.
3

Penn Capital Special Situations Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2026

	Shares	VALUE
COMMON STOCKS — 98.6%
Aerospace & Defense — 2.2%
Ducommun, Inc. (a)	5,350	$917,097
TAT Technologies Ltd. (a)	29,041	1,055,060
		1,972,157
Automobile Components — 0.9%
Visteon Corp.	7,871	801,425

Banks — 11.0%
Ameris Bancorp	16,603	1,398,803
Banc of California, Inc.	78,929	1,469,658
Dime Commercial Bancshares, Inc.	34,634	1,399,214
FB Financial Corp.	25,934	1,477,201
Hancock Whitney Corp.	19,576	1,458,216
Popular, Inc.	4,170	701,352
Simmons First National Corp. - Class A	42,872	968,050
Texas Capital Bancshares, Inc.	11,485	1,116,112
		9,988,606
Biotechnology — 7.4%
Kiniksa Pharmaceuticals International PLC (a)	25,365	1,994,450
Mirum Pharmaceuticals, Inc. (a)	19,390	1,901,190
TG Therapeutics, Inc. (a)	32,905	1,786,741
Travere Therapeutics, Inc. (a)	15,749	1,043,844
		6,726,225
Capital Markets — 1.0%
Moelis & Co. - Class A	13,900	946,173

Chemicals — 0.9%
Chemours Co.	49,467	769,707

Commercial Services & Supplies — 0.6%
Civeo Corp. (a)	15,104	504,927

Communications Equipment — 1.0%
Calix, Inc. (a)	23,437	893,418

Construction & Engineering — 2.3%
Legence Corp. - Class A (a)	25,877	1,386,231
MasTec, Inc. (a)	2,860	685,771
		2,072,002
Consumer Finance — 1.1%
EZCORP, Inc. - Class A (a)	32,017	1,034,789

Diversified Telecommunication Services — 1.2%
Lumen Technologies, Inc. (a)	174,665	1,091,656

Electronic Equipment, Instruments & Components — 1.6%
Ouster, Inc. (a)	42,923	1,478,268

Energy Equipment & Services — 8.9%
Innovex International, Inc. (a)	10,760	$330,009
National Energy Services Reunited Corp. (a)	15,017	527,247
Patterson-UTI Energy, Inc.	133,403	1,686,214
Select Water Solutions, Inc.	75,183	1,466,069
Solaris Energy Infrastructure, Inc.	21,507	1,091,910
TETRA Technologies, Inc. (a)	30,346	209,388
Transocean Ltd. (a)	246,899	1,434,483
Weatherford International PLC	13,469	1,316,864
		8,062,184
Ground Transportation — 2.9%
RXO, Inc. (a)	65,711	1,396,359
Werner Enterprises, Inc.	32,539	1,274,878
		2,671,237
Health Care Equipment & Supplies — 1.2%
Alphatec Holdings, Inc. (a)	114,412	1,072,040

Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc. (a)	37,762	1,040,721
Billiontoone, Inc. (a)	8,756	793,906
RadNet, Inc. (a)	17,057	1,293,262
		3,127,889
Hotel & Resort REITs — 1.5%
Ryman Hospitality Properties, Inc.	10,769	1,365,078

Hotels, Restaurants & Leisure — 11.8%
Bloomin’ Brands, Inc.	101,335	1,043,750
Churchill Downs, Inc.	12,338	1,079,328
Life Time Group Holdings, Inc. (a)	29,136	1,224,295
Lindblad Expeditions Holdings, Inc. (a)	21,068	559,566
Marriott Vacations Worldwide Corp.	12,210	1,273,015
MGM Resorts International (a)	6,936	286,873
Penn Entertainment, Inc. (a)	74,100	1,238,211
Pursuit Attractions and Hospitality, Inc. (a)	23,297	1,118,256
Rush Street Interactive, Inc. (a)	41,074	1,058,066
Shake Shack, Inc. - Class A (a)	10,668	734,919
United Parks & Resorts, Inc. (a)	27,611	1,104,716
		10,720,995
Life Sciences Tools & Services — 1.4%
Fortrea Holdings, Inc. (a)	71,109	1,306,272

Machinery — 4.0%
CECO Environmental Corp. (a)	16,260	1,157,712
Gates Industrial Corp. Ltd. (a)	50,331	1,287,467
Terex Corp.	18,406	1,168,965
		3,614,144

The accompanying notes are an integral part of the financial statements.
4

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

August 31, 2026

	Shares	VALUE
Media — 4.9%
EW Scripps Co. - Class A (a)	330,190	$1,092,929
Gray Media, Inc.	214,158	1,045,091
Nexstar Media Group, Inc.	6,446	1,174,010
Stagwell, Inc. (a)	127,488	1,106,596
		4,418,626

Metals & Mining — 2.0%
Century Aluminum Co. (a)	10,035	459,302
Constellium SE (a)	52,392	1,384,721
		1,844,023
Oil, Gas & Consumable Fuels — 3.1%
California Resources Corp.	14,575	772,912
Gulfport Energy Corp. (a)	6,717	1,205,366
Northern Oil & Gas, Inc.	32,013	832,658
		2,810,936
Personal Care Products — 0.8%
Herbalife Ltd. (a)	63,719	700,272

Pharmaceuticals — 4.4%
Amneal Pharmaceuticals, Inc. (a)	53,494	934,540
ANI Pharmaceuticals, Inc. (a)	13,980	1,024,035
Ligand Pharmaceuticals, Inc. (a)	7,098	2,016,542
		3,975,117
Real Estate Management & Development — 2.8%
Compass, Inc. - Class A (a)	121,015	1,277,918
Newmark Group, Inc. - Class A	82,268	1,252,942
		2,530,860
Semiconductors & Semiconductor Equipment — 5.0%
ACM Research, Inc. - Class A (a)	14,701	1,070,527
Aehr Test Systems (a)	8,204	650,331
Camtek Ltd. (a)	6,576	881,184
PDF Solutions, Inc. (a)	19,158	852,148
Wolfspeed, Inc. (a)	38,069	1,043,090
		4,497,280
Software — 5.2%
Agilysys, Inc. (a)	11,975	1,394,010
Netskope, Inc. - Class A (a)	37,841	579,345
Opera Ltd. - ADR	61,073	1,174,434
Zeta Global Holdings Corp. - Class A (a)	50,870	1,575,444
		4,723,233
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. (a)	79,409	1,052,169

Trading Companies & Distributors — 2.8%
DNOW, Inc. (a)	59,300	$950,579
Herc Holdings, Inc.	10,125	1,542,442
		2,493,021
TOTAL COMMON STOCKS (Cost $74,778,490)		89,264,729

RIGHTS — 0.0% (b)
Media — 0.0% (b)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(c)	222,015	2,220
TOTAL RIGHTS (Cost $210,953)		2,220

TOTAL INVESTMENTS — 98.6% (Cost $74,989,443)		89,266,949
Other Assets in Excess of Liabilities — 1.4%		1,307,017
TOTAL NET ASSETS — 100.0%		$90,573,966

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $2,220 or 0.0% of net assets as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
5

PENN CAPITAL FUNDS

Statements of Assets and Liabilities

August 31, 2026

	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
ASSETS:
Investments, at value	$18,349,800	$89,266,949
Cash and cash equivalents	1,014,222	991,198
Interest receivable	315,790	1,666
Receivable from Advisor	5,558	—
Receivable for investments sold	—	656,857
Receivable for fund shares sold	—	21,421
Dividends receivable	—	20,021
Dividend tax reclaims receivable	—	1,105
Prepaid expenses and other assets	14,968	26,996
Total assets	19,700,338	90,986,213

LIABILITIES:
Payable for fund shares	—	1,341
Payable for audit fees	20,963	20,745
Payable for fund administration and accounting fees	16,515	40,006
Payable for legal fees	13,947	30,086
Payable for miscellaneous fees	5,945	412
Payable for investments purchased	—	225,529
Payable to Advisor	—	70,564
Payable for expenses and other liabilities	7,902	23,564
Total liabilities	65,272	412,247
NET ASSETS	$19,635,066	$90,573,966

NET ASSETS CONSIST OF:
Paid-in capital	$22,050,084	$65,506,332
Total distributable earnings/(accumulated losses)	(2,415,018)	25,067,634
Total net assets	$19,635,066	$90,573,966

Institutional Class
Net assets	$19,635,066	$90,573,966
Shares issued and outstanding (unlimited shares authorized without par value)	2,054,139	4,626,537
Net asset value per share	$9.56	$19.58

COST:
Investments, at cost	$18,224,861	$74,989,443

The accompanying notes are an integral part of the financial statements.
6

PENN CAPITAL FUNDS

Statements of Operations

For the Year Ended August 31, 2026

	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
INVESTMENT INCOME:
Dividend income	$—	$595,157
Less: dividend withholding taxes	—	(3,368)
Interest income	1,234,172	24,618
Total investment income	1,234,172	616,407

EXPENSES:
Investment advisory fee	86,115	823,012
Fund administration and accounting fees	41,585	51,163
Audit fees	21,000	21,000
Federal and state registration fees	20,581	27,487
Legal fees	18,123	33,160
Shareholder service costs	12,617	97,899
Transfer agent fees	8,436	55,630
Trustees’ fees	7,635	17,833
Officers fees	5,112	23,365
Reports to shareholders	3,203	23,379
Custodian fees	1,914	8,369
Interest expense	—	6,011
Other expenses and fees	7,784	12,741
Total expenses	234,105	1,201,049
Less waivers and/or reimbursements	(130,767)	(250,425)
Net expenses	103,338	950,624
NET INVESTMENT INCOME/(LOSS)	1,130,834	(334,217)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	106,202	14,293,447
Net realized gain (loss)	106,202	14,293,447
Net change in unrealized appreciation (depreciation) on:
Investments	(223,643)	904,232
Net change in unrealized appreciation (depreciation)	(223,643)	904,232
Net realized and unrealized gain (loss)	(117,441)	15,197,679
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,013,393	$14,863,462

The accompanying notes are an integral part of the financial statements.
7

PENN CAPITAL FUNDS

Statements of Changes in Net Assets

	Penn Capital Short Duration High Income Fund		Penn Capital Special Situations Small Cap Equity Fund
	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$1,130,834	$1,050,021	$(334,217)	$(35,203)
Net realized gain (loss)	106,202	71,070	14,293,447	3,574,160
Net change in unrealized appreciation (depreciation)	(223,643)	37,301	904,232	8,063,555
Net increase (decrease) in net assets from operations	1,013,393	1,158,392	14,863,462	11,602,512

DISTRIBUTIONS TO SHAREHOLDERS:
From earning	(1,126,984)	(1,043,930)	(5,434,099)	(834,417)
Total distributions to shareholders	(1,126,984)	(1,043,930)	(5,434,099)	(834,417)

CAPITAL TRANSACTIONS:
Shares sold	5,423,374	3,551,341	37,508,799	18,258,166
Shares issued from reinvestment of distributions	1,113,448	1,038,022	5,418,366	832,652
Shares redeemed	(4,622,871)	(3,469,229)	(31,958,229)	(9,152,124)
Net increase (decrease) in net assets from capital transactions	1,913,951	1,120,134	10,968,936	9,938,694

NET INCREASE (DECREASE) IN NET ASSETS	1,800,360	1,234,596	20,398,299	20,706,789

NET ASSETS:
Beginning of the year	17,834,706	16,600,110	70,175,667	49,468,878
End of the year	$19,635,066	$17,834,706	$90,573,966	$70,175,667

SHARES TRANSACTIONS
Shares sold	565,807	372,790	2,068,930	1,176,721
Shares issued from reinvestment of distributions	116,298	108,656	330,590	53,205
Shares redeemed	(482,043)	(361,702)	(1,666,811)	(588,123)
Total increase (decrease) in shares outstanding	200,062	119,744	732,709	641,803

The accompanying notes are an integral part of the financial statements.
8

Penn Capital Short Duration High Income Fund

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$9.62	$9.57	$9.32	$9.15	$9.73

INVESTMENT OPERATIONS:
Net investment income(a)	0.57	0.61	0.56	0.41	0.29
Net realized and unrealized gain (loss) on investments (b)	(0.06)	0.05	0.27	0.17	(0.58)
Total from investment operations	0.51	0.66	0.83	0.58	(0.29)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(0.61)	(0.58)	(0.41)	(0.29)
Total distributions	(0.57)	(0.61)	(0.58)	(0.41)	(0.29)

Net asset value, end of year	$9.56	$9.62	$9.57	$9.32	$9.15

TOTAL RETURN	5.41%	7.10%	9.18%	6.50%	(3.05)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$19,635	$17,835	$16,600	$31,389	$33,905
Ratio of expenses to average net assets:
Before expense waiver	1.22%	1.36%	1.29%	1.22%	0.88%
After expense waiver	0.54%	0.54%	0.55%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	5.91%	6.37%	5.90%	4.44%	3.02%
Portfolio turnover rate (c)	62%	59%	42%	67%	54%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.
9

Penn Capital Special Situations Small Cap Equity Fund

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
PER SHARE DATA:

Net asset value, beginning of year	$18.02	$15.21		$14.00	$13.64	$19.62

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)	(0.01)		(0.02)	0.02	(0.05)
Net realized and unrealized gain (loss) on investments (b)	2.86	3.07		1.30	0.57	(2.12)
Total from investment operations	2.79	3.06		1.28	0.59	(2.17)

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.25)		(0.04)	—	—
Capital gains	(1.23)	—		(0.03)	(0.23)	(3.81)
Total distributions	(1.23)	(0.25)		(0.07)	(0.23)	(3.81)

Net asset value, end of year	$19.58	$18.02		$15.21	$14.00	$13.64

TOTAL RETURN	16.80%	20.34%		9.16%	4.40%	(14.39)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$90,574	$70,176		$49,469	$41,258	$16,616
Ratio of expenses to average net assets:
Before expense waiver	1.39%	1.75%		1.59%	1.73%	1.58%
After expense waiver	1.10%	1.09	%(d)	1.09%	1.09%	1.09%
Ratio of interest expense to average net assets	0.01%	—		—	—	—
Ratio of expenses to average net assets excluding interest expense	1.09%	1.09%		1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets	(0.39)%	(0.06)%		(0.11)%	0.13%	(0.34)%
Portfolio turnover rate(c)	128%	91%		86%	69%	87%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)

Penn Capital did not receive any fees for its management of the Fund between November 30, 2024 and January 14, 2025, when shareholders of the Fund approved a new advisory agreement. This ratio does not include forfeiture of fees.

The accompanying notes are an integral part of the financial statements.
10

PENN CAPITAL FUNDS

Notes to the Financial Statements

August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING PRINCIPLES

The RBB Fund Trust (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Currently, the Trust has nineteen active investment portfolios. This report covers two series, including: the Penn Capital Short Duration High Income Fund and the Penn Capital Special Situations Small Cap Equity Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.”

The Penn Capital Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Short Duration High Income Fund commenced operations on July 17, 2017.

The Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 17, 2015.

Each Fund’s investment objective is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, LLC (the “Advisor” or “Penn Capital”) serves as the investment advisor to the Funds.

The Trust offers Institutional Class shares for the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Short Duration High Income Fund. Institutional Class shares do not have a front-end or back-end sales charge.

The end of the annual reporting period for the Funds is August 31, 2026 (the “current fiscal period”).

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

PORTFOLIO VALUATION — The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to the Advisor, as valuation designee (the “Valuation Designee”).

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each

11

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Valuation Designee may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Designee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to the Valuation Designee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of the end of the current fiscal period, in valuing each Fund’s investments:

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Corporate Bonds	$—	$18,349,800	$—	$18,349,800
Total Investments	$—	$18,349,800	$—	$18,349,800

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$89,264,729	$—	$—	$89,264,729
Rights	—	—	2,220	2,220
Total Investments	$89,264,729	$—	$2,220	$89,266,949

Refer to the Schedule of Investments for further disaggregation of investment categories.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

EXPENSES — Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable.

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PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

USE OF ESTIMATES — The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS — Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Short Duration High Income Fund declares and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually, usually in December. The Penn Capital Special Situations Small Cap Equity Fund declares and distributes its net investment income, if any, annually and makes distributions of net realized capital gains, if any, at least annually, usually in December.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

U.S. TAX STATUS — Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

INDEMNIFICATIONS — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates as one segment. Each segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of each Fund is the Investment Committee of the Advisor. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

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PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

2. INVESTMENT ADVISoR AND OTHER SERVICES

Penn Capital serves as the investment advisor to each Fund. Each Fund pays the Advisor a fee, calculated as a percentage of each Fund’s average daily net assets, as set forth in the table below, and assessed to each share class based on the average daily net assets of the class. The Advisor’s fee is accrued daily and paid monthly based on the average daily net assets for the prior month.

FUND	ADVISORY FEES
Penn Capital Short Duration High Income Fund	0.45%
Penn Capital Special Situations Small Cap Equity Fund	0.95%

The adviser is a majority owned subsidiary of Seaport Global Holdings LLC.

The Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that each Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through December 31, 2027.

FUND	INSTITUTIONAL CLASS
Penn Capital Short Duration High Income Fund	0.54%
Penn Capital Special Situations Small Cap Equity Fund	1.09%

Any waived or reimbursed expenses by the Advisor to the Funds (excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor), are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

FISCAL PERIOD INCURRED	AMOUNT SUBJECT TO POTENTIAL RECOUPMENT	YEAR OF EXPIRATION
Penn Capital Short Duration High Income Fund
August 31, 2024	$169,800	2027
August 31, 2025	135,135	2028
August 31, 2026	130,767	2029
Total	$435,702

FISCAL PERIOD INCURRED	AMOUNT SUBJECT TO POTENTIAL RECOUPMENT	YEAR OF EXPIRATION
Penn Capital Special Situations Small Cap Equity Fund
August 31, 2024	$228,937	2027
August 31, 2025	336,148	2028
August 31, 2026	250,425	2029
Total	$815,510

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PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the “Distributor”).

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (‘‘service fees’’) in an amount up to 0.15% of its average daily net assets. The amount actually incurred by the Institutional Class shares for the current fiscal period on an annualized basis was 0.07% for the Penn Capital Short Duration High Income Fund and 0.11% for the Penn Capital Special Situations Small Cap Equity Fund.

OTHER RELATED PARTY TRANSACTIONS

The Advisor and its affiliates have made investments in the Funds and accordingly, as shareholders of the Funds, pay a proportionate share of the Funds’ investment advisory fees and other expenses identified in the Funds’ Prospectus.

3. TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of U.S. Bancorp Fund Services, LLC serve as officers of the Trust. They are not compensated by the Funds or the Trust. For Trustee and Officer compensation amounts, please refer to the Statements of Operations.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended August 31, 2026, were as follows:

	NON-U.S. GOVERNMENT		U.S. GOVERNMENT
FUND	PURCHASES	SALES	PURCHASES	SALES
Penn Capital Short Duration High Income Fund	$12,931,482	$11,201,147	$—	$—
Penn Capital Special Situations Small Cap Equity Fund	113,735,066	109,008,250	—	—

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PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital.

The following information is provided on a tax basis as of August 31, 2026:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	TOTAL DISTRIBUTABLE EARNINGS	OTHER ACCUMULATED LOSSES	TOTAL ACCUMULATED EARNINGS (LOSSES)
Penn Capital Short Duration High Income Fund	$18,224,861	$196,631	$(71,692)	$124,939	$15,622	$—	$15,622	$(2,555,579)	$(2,415,018)
Penn Capital Special Situations Small Cap Equity Fund	$75,973,635	$17,946,953	$(4,653,639)	$13,293,314	$4,354,169	$7,420,151	$11,774,320	$—	$25,067,634

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses. On the Statement of Assets and Liabilities, the following adjustments were made:

FUND	DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
Penn Capital Special Situations Small Cap Equity Fund	17,870	(17,870)

The Funds intend to utilize capital loss carryforwards to offset future realized gains. Capital loss carryforwards available for federal income tax purposes are as follows:

FUND	CAPITAL LOSS AVAILABLE THROUGH	SHORT-TERM CAPITAL LOSS AMOUNTS	LONG-TERM CAPITAL LOSS AMOUNTS
Penn Capital Short Duration High Income Fund	unlimited	$1,849,628	$705,951
Penn Capital Special Situations Small Cap Equity Fund	unlimited	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively. For the current fiscal period, there were no deferred Post October Losses to report.

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PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

The character of distributions for tax purposes paid during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows:

FUND	YEARS ENDED	ORDINARY INCOME DISTRIBUTIONS	LONG-TERM CAPITAL GAIN DISTRIBUTIONS
Penn Capital Short Duration High Income Fund	2026	$1,126,984	$—
	2025	1,043,930	—
Penn Capital Special Situations Small Cap Equity Fund	2026	2,231,321	3,202,778
	2025	834,253	164

6. CREDIT RISK, SOFR AND ASSET CONCENTRATION

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

The Secured Overnight Financing Rate Data (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate

18

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

August 31, 2026

reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, including following the discontinuation of LIBOR and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

7. LINE OF CREDIT

The Funds have a $10,000,000 uncommitted, unsecured, umbrella 365-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of August 31, 2026 was 6.75%. During the current fiscal period, the Penn Capital Short Duration High Income Fund did not use the credit line.

During the current fiscal period, line of credit activities were as follows:

FUND	AVERAGE BORROWINGS	AMOUNT OUTSTANDING AS OF AUGUST 31, 2026	INTEREST EXPENSE	MAXIMUM BORROWING	AVERAGE INTEREST RATE
Penn Capital Special Situations Small Cap Equity Fund	$87,833	$—	$6,011	$6,754,000	6.84%

8. UNFUNDED COMMITMENTS

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly funded. During the contractual period, the Funds are obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1 and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities. As of August 31, 2026, there were no unfunded commitments to report.

9. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

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PENN CAPITAL FUNDS

Notes to the Financial Statements (concluded)

August 31, 2026

The Fund paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
Penn Capital Short Duration High Income Fund	9/28/2026	9/29/2026	9/30/2026	0.045
	10/28/2026	10/29/2026	10/30/2026	0.045

20

Penn Capital Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of
The RBB Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Penn Capital Short Duration High Income Fund and the Penn Capital Special Situations Small Cap Equity Fund (the “Funds”), each a series of The RBB Fund Trust (the “Trust”), including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2021.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2026

21

PENN CAPITAL FUNDS

OTHER INFORMATION

(UNAUDITED)

Shareholder Notification of Federal Tax Status

For the current fiscal period, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Penn Capital Short Duration High Income Fund	0.00%
Penn Capital Special Situations Small Cap Equity Fund	8.18%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period was as follows:

Penn Capital Short Duration High Income Fund	0.00%
Penn Capital Special Situations Small Cap Equity Fund.	7.39%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the current fiscal period was as follows:

Penn Capital Short Duration High Income Fund	0.00%
Penn Capital Special Situations Small Cap Equity Fund.	100%

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (844) 302-7366; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

22

PENN CAPITAL FUNDS

OTHER INFORMATION (Continued)

(UNAUDITED)

Approval of Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Penn Capital and the Trust on behalf of the Penn Capital Short Duration High Income Fund and Penn Capital Special Situations Small Cap Equity Fund (each a “Fund” and together the “Funds”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Penn Capital with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement between the Trust and Penn Capital with respect to the Funds, the Trustees took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Penn Capital, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Penn Capital were present. Among other things, the Trustees considered (i) the nature, extent, and quality of Penn Capital’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Penn Capital’s personnel providing those services; (iii) Penn Capital’s investment philosophies and processes; (iv) Penn Capital’s assets under management and client descriptions; (v) Penn Capital’s current advisory fee arrangements with the Trust and other similarly managed clients; (vi) Penn Capital’s compliance procedures; (vii) Penn Capital’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (viii) the extent to which economies of scale are relevant to the Funds; (ix) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to each Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Penn Capital. The Trustees concluded that Penn Capital had substantial resources to provide services to the Funds and that Penn Capital’s services had been acceptable.

The Trustees also considered the investment performance of the Funds and Penn Capital. Information on the Funds’ investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since-inception periods ended December 31, 2025, as applicable. The Trustees considered the Funds’ investment performance in light of their respective investment objectives and investment strategies. The Trustees concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Peer Groups was acceptable.

In reaching this conclusion, the Trustees observed that the Penn Capital Special Situations Small Cap Equity Fund outperformed its primary benchmark, the Russell 2000 Total Return Index, for the five-year, ten-year, and since-inception periods ended December 31, 2025, and underperformed its benchmark for the three-month, one-year, and three-year periods ended December 31, 2025. The Trustees noted that the Penn Capital Special Situations Small Cap Equity Fund outperformed the median of its Peer Group for the one-year, ten-year, and since-inception periods ended December 31, 2025, and underperformed its Peer Group for the three-month, three-year, and five-year periods ended December 31, 2025.

The Trustees noted that the Penn Capital Short Duration High Income Fund outperformed its primary benchmark, the ICE BofA 1-3Y BB US Cash Pay High Yield Total Return USD Index, for the three-month, one-year, three-year, and five-year periods ended December 31, 2025, and underperformed its benchmark for the since-inception period ended

23

PENN CAPITAL FUNDS

OTHER INFORMATION (concluded)

(UNAUDITED)

December 31, 2025. The Trustees noted that the Penn Capital Short Duration High Income Fund outperformed the median of its Peer Group for the three-month, one-year, three-year, and five-year periods ended December 31, 2025, and underperformed the median of its Peer Group for the since-inception period ended December 31, 2025.

The Board also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group. The Trustees noted that Penn Capital had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026, to limit total annual operating expenses to agreed-upon levels for the Fund.

The Trustees noted that the net advisory fee of the Penn Capital Special Situations Small Cap Equity Fund ranked below the median and in the 1st quintile of its Peer Group, and the Fund’s total net expenses were above the median and in the 4th quintile of its Peer Group.

The Trustees noted that the net advisory fee of the Penn Capital Short Duration High Income Fund ranked below the median and in the 1st quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 1st quintile of its Peer Group.

After reviewing the information regarding Penn Capital’s costs, profitability and economies of scale, and after considering Penn Capital’s services, the Trustees concluded that the investment advisory fees to be paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

24

Investment Advisor
Penn Capital Management Company, LLC
3025 JFK Blvd, Suite 270
Philadelphia, PA 19112

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUNDS’ INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

ANNUAL FINANCIAL STATEMENTS

August 31, 2026

Torray Equity Income Fund

Ticker: TORYX

A series of The RBB Fund Trust

Torray Equity Income Fund

Schedule of Investments

August 31, 2026

	Shares	Value
COMMON STOCKS — 79.7%
Communication Services — 4.3%
Comcast Corp. - Class A	625,000	$16,637,500

Consumer Staples — 4.6%
PepsiCo, Inc.	125,000	17,542,500

Energy — 14.1%
Chevron Corp.	90,000	18,552,600
ONEOK, Inc.	175,000	16,801,750
Phillips 66	75,000	18,493,500
		53,847,850
Financials — 11.2%
Blackstone, Inc.	125,000	17,905,000
CNA Financial Corp.	325,000	15,785,250
Marsh & McLennan Cos., Inc.	48,454	9,196,569
		42,886,819
Health Care — 17.6%
AbbVie, Inc.	60,000	15,385,200
Amgen, Inc.	40,000	17,195,200
Pfizer, Inc.	625,000	17,787,500
Royalty Pharma PLC - Class A	275,000	16,887,750
		67,255,650
Information Technology — 15.2%
Accenture PLC - Class A	100,000	18,976,000
Broadcom, Inc.	60,000	22,220,400
Texas Instruments, Inc.	65,000	16,959,150
		58,155,550
Real Estate — 3.7%
Prologis, Inc.	100,000	13,992,000

Utilities — 9.0%
Constellation Energy Corp.	65,000	17,860,050
NextEra Energy, Inc.	200,000	16,468,000
		34,328,050
TOTAL COMMON STOCKS (Cost $226,473,221)		304,645,919

CONVERTIBLE PREFERRED STOCKS — 15.0%
Communication Services — 5.4%
Alphabet, Inc., Series A, 6.25%, 05/15/2029	425,000	20,595,500

Financials — 4.8%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028	375,000	18,232,500

Information Technology — 4.8%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027	137,147	$18,339,297
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,857,804)		57,167,297

PREFERRED STOCKS — 4.4%
Financials — 4.4%
SLM Corp., Series B, 5.63% (3 mo. Term SOFR + 1.96%), Perpetual	225,000	16,926,750
TOTAL PREFERRED STOCKS (Cost $16,881,543)		16,926,750

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.6%
Fidelity Government Portfolio - Institutional Class, 3.56% (a)	2,395,482	2,395,482
TOTAL MONEY MARKET FUNDS (Cost $2,395,482)		2,395,482

TOTAL INVESTMENTS — 99.7% (Cost $291,608,050)		381,135,448
Other Assets in Excess of Liabilities — 0.3%		1,095,601
TOTAL NET ASSETS — 100.0%		$382,231,049

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
1

Torray Equity Income Fund

Statement of Assets and Liabilities

As of August 31, 2026

ASSETS:
Investments, at value	$381,135,448
Dividends receivable	1,461,435
Receivable for investments sold	1,193,265
Receivable for fund shares sold	20,000
Prepaid expenses and other assets	29,049
Total assets	383,839,197

LIABILITIES:
Payable for investments purchased	1,206,725
Payable to Adviser	246,947
Payable for expenses and other liabilities	154,476
Total liabilities	1,608,148

NET ASSETS	$382,231,049

NET ASSETS CONSIST OF:
Paid-in capital	$249,638,250
Total distributable earnings	132,592,799
Total net assets	$382,231,049

Net assets	$382,231,049
Shares issued and outstanding (unlimited shares authorized without par value)	7,007,205
Net asset value per share	$54.55
COST:
Investments, at cost	$291,608,050

The accompanying notes are an integral part of the financial statements.
2

Torray Equity Income Fund

Statement of Operations

For the Year ended August 31, 2026

INVESTMENT INCOME:
Dividend income	$12,891,457
Total investment income	12,891,457

EXPENSES:
Investment advisory fee	2,985,608
Transfer agent fees	134,177
Other expenses and fees	75,266
Fund administration and accounting fees	70,332
Legal fees	48,812
Trustees’ fees	40,668
Officer fees	36,198
Reports to shareholders	32,548
Federal and state registration fees	29,916
Custodian fees	18,918
Audit fees	18,855
Total expenses	3,491,298
Fee waiver from Adviser	(154,441)
Net expenses	3,336,857

NET INVESTMENT INCOME	9,554,600

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	54,109,564
In-kind redemptions	27,626,924
Net realized gain (loss)	81,736,488
Net change in unrealized appreciation (depreciation) on:
Investments	(18,581,863)
Net realized and unrealized gain (loss)	63,154,625
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,709,225

The accompanying notes are an integral part of the financial statements.
3

Torray Equity Income Fund

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2026	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$9,554,600	$5,390,055
Net realized gain (loss) on investments and in-kind redemptions	81,736,488	84,341,253
Net change in unrealized appreciation (depreciation) on investments	(18,581,863)	(56,702,544)
Net increase (decrease) in net assets from operations	72,709,225	33,028,764

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(91,203,268)	(24,695,283)
Total distributions to shareholders	(91,203,268)	(24,695,283)

CAPITAL TRANSACTIONS:
Shares sold	49,943,829	1,390,419
Shares issued from reinvestment of distributions	82,954,784	22,461,469
Shares redeemed	(94,502,201)	(25,161,710)
Net increase (decrease) in net assets from capital transactions	38,396,412	(1,309,822)

NET INCREASE (DECREASE) IN NET ASSETS	19,902,369	7,023,659

NET ASSETS:
Beginning of the year	362,328,680	355,305,021
End of the year	$382,231,049	$362,328,680

SHARES TRANSACTIONS
Shares sold	1,021,047	25,151
Shares issued from reinvestment of distributions	1,796,056	406,563
Shares redeemed	(1,932,115)	(465,685)
Total increase (decrease) in shares outstanding	884,988	(33,971)

The accompanying notes are an integral part of the financial statements.
4

Torray Equity Income Fund

Financial Highlights

Contained below is per share operating performance data for the Fund outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(e)	For the Year ended December 31, 2022(f)	For the Year ended December 31, 2021
PER SHARE DATA:
Net asset value, beginning of year	$59.18	$57.72	$49.33	$46.86	$52.24	$47.64
INVESTMENT OPERATIONS:
Net investment income(a)	1.38	0.87	0.55	0.43	0.60	0.59
Net realized and unrealized gain (loss) on investments (b)	8.89	4.62	11.03	2.38	(1.03)	9.65
Total from investment operations	10.27	5.49	11.58	2.81	(0.43)	10.24
LESS DISTRIBUTIONS FROM:
Net investment income	(1.69)	(0.72)	(0.57)	(0.34)	(0.60)	(0.59)
Net realized gains	(13.21)	(3.31)	(2.62)	—	(4.35)	(5.05)
Total distributions	(14.90)	(4.03)	(3.19)	(0.34)	(4.95)	(5.64)
Net asset value, end of year	$54.55	$59.18	$57.72	$49.33	$46.86	$52.24
TOTAL RETURN (c)	22.85%	10.08%	24.89%	6.03%	(0.98)%	21.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$382,231	$362,329	$355,305	$318,781	$321,288	$380,868
Ratio of expenses to average net assets:
Before expense waiver (d)	0.99%	0.96%	0.97%	0.96%	1.16%	1.16%
After expense waiver (d)	0.95%	0.95%	0.95%	0.95%	1.06%	1.07%
Ratio of net investment income (loss) to average net assets (d)	2.72%	1.57%	1.05%	1.36%	1.18%	1.10%
Portfolio turnover rate (c)(g)	62%	57%	12%	9%	40%	36%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Effective August 31, 2023, the Fund changed its fiscal year end date to August 31st.
(f)

Prior to the close of business on December 9, 2022, the Fund was a series (the “Predecessor Fund”) of The Torray Fund, an open-end management investment company organized as a Massachusetts business trust. The Predecessor Fund was reorganized into the Fund following the close of business on December 9, 2022 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to December 9, 2022 included herein is that of the Predecessor Fund. See Note 1.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
5

Torray Equity Income Fund

Notes to Financial Statements

As of August 31, 2026

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Torray Equity Income Fund (the “Fund”) is a separate diversified series of The RBB Fund Trust (“Trust”). The Trust was organized as a Delaware statutory trust on August 29, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust has nineteen active investment portfolios. The Fund commenced operations on December 31, 1990 as a separate series (the “Predecessor Fund”) of The Torray Fund, a Massachusetts business trust. Effective as of the close of business on December 9, 2022, the Predecessor Fund was reorganized into a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund, in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders, in complete liquidation and termination of the Predecessor Fund. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund. At the September 13, 2023 meeting of the Board of Trustees of the Trust (the “Board”), the Board approved a change in fiscal year end for the Fund from December 31st to August 31st effective August 31, 2023.

The Fund’s investment objective is to build investor wealth over time, with a particular focus on the level and growth of current income.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the annual reporting period for the Fund is August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Torray Investment Partners LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$304,645,919	$—	$—	$304,645,919
Convertible Preferred Stocks	57,167,297	—	—	57,167,297
Preferred Stocks	16,926,750	—	—	16,926,750
Money Market Funds	2,395,482	—	—	2,395,482
Total Investments	$381,135,448	$—	$—	$381,135,448

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“the Company”), a series fund of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and the Company

7

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Torray Investment Partners LLC serves as the investment adviser to the Fund. Pursuant to the advisory agreement between the Trust and the Adviser, the Adviser is entitled to an annual advisory fee equal to 0.85% of the Fund’s average daily net assets, payable on a monthly basis.

The Adviser has contractually agreed to waive advisory fees and/or reimburse the Fund for its current operating expenses so as to limit the Fund’s current operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 0.95% (the “Expense Cap”). For purposes of the Agreement, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses. This contractual limitation is in effect until December 31, 2027 and may not be terminated without the approval of the Board.

During the current fiscal period, investment advisory fees were waived and/or reimbursed as follows:

WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS
$ (154,441)	$ —

Under the Agreement, if at any time the Fund’s total annual Fund Operating Expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a

8

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

	EXPIRATION AUGUST 31
FUND	2027	2028	2029	TOTAL
Torray Equity Income Fund	$77,599	$29,813	$154,441	$261,853

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3. TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Fund was as follows:

FUND	PURCHASES	SALES
Torray Equity Income Fund	$217,687,133	$221,193,529

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

9

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
Torray Equity Income Fund	$—	$34,732,152

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FUND	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION	COST
Torray Equity Income Fund	$92,229,454	(11,430,229)	80,799,225	300,336,223

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to in-kind redemptions and the utilization of earnings and profits distributed to shareholders on redemption of shares. On the Statement of Assets and Liabilities, the following adjustments were made:

FUND	DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
Torray Equity Income Fund	(35,263,112)	35,263,112

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies and wash sales.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

10

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The tax character of distributions paid during the years ended August 31, 2026, and August 31, 2025 were as follows:

FUND	YEARS ENDED	DISTRIBUTIONS PAID FROM ORDINARY INCOME	DISTRIBUTIONS PAID FROM LONG-TERM CAPITAL GAINS	TOTAL
Torray Equity Income Fund	2026	$14,368,563	$76,834,705	$91,203,268
	2025	4,492,897	20,202,386	24,695,283

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS/ (LOSSES)
Torray Equity Income Fund	$7,279,681	44,513,893	80,799,225	132,592,799

As of August 31, 2026, the Fund did not have any capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of August 31, 2026, the Fund had no tax basis post October losses or qualified late-year losses.

6. LIQUIDITY PROGRAM

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares and/or allowing the Fund to reduce net realized capital gains by allowing the Fund to satisfy shareholder redemptions by delivering portfolio securities in lieu of cash (“in-kind redemptions”). ReFlow provides participating mutual funds (including the Fund) with a source of cash by standing ready each business day to purchase Fund shares.

While ReFlow holds the Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, the Fund pays a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will not be subject to the Fund’s investment minimums, or the limitations noted in the “Market Timing” section of the Fund’s prospectus. The Board has approved the Fund’s use of the ReFlow program. The Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Fund’s assets do not decline, the Adviser may also benefit. ReFlow fees incurred by the Fund during the current fiscal period were $58,648 and are recorded within “Other expenses and fees” on the Statement of Operations.

During the current fiscal period, the Fund satisfied redemptions in-kind with total proceeds of $36,802,636, representing 784,051 shares. Net realized gains associated with these redemptions in-kind amounted to $27,626,924, which were not realized for tax purposes.

11

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of August 31, 2026

7. NEW ACCOUNTING PRONOUNCEMENT

The Fund has adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the year were determined to be insignificant.

8. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there was the following subsequent event: The Fund paid the following distribution:

FUND	RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
Torray Equity Income Fund	September 28, 2026	September 29, 2026	September 30, 2026	$0.63

12

Torray Equity Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The RBB Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Torray Equity Income Fund (the “Fund”), a series of The RBB Fund Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, the period from January 1, 2023 through August 31, 2023 and the year ended December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended December 31, 2021 were audited by other auditors whose report dated March 1, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

13

Torray Equity Income Fund

Other Information

As of August 31, 2026 (Unaudited)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 626-9769 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

14

Torray Equity Income Fund

Other Information (continued)

As of August 31, 2026 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Torray Investment Partners LLC (“Torray”) and the Trust on behalf of the Torray Equity Income Fund (the “Fund”) at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement, the Board considered information provided by Torray with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement, the Trustees took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Torray, and discussed the Investment Advisory Agreement with counsel in executive sessions, at which no representatives of Torray were present. Among other things, the Trustees considered (i) the nature, extent, and quality of Torray’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of Torray’s personnel providing those services; (iii) Torray’s investment philosophies and processes; (iv) Torray’s assets under management and client descriptions; (v) Torray’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Torray’s advisory fee arrangement with the Trust and other similarly managed clients; (vii) Torray’s compliance policies and procedures; (viii) Torray’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Fuse Research Network, LLC comparing the Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Fund to the performance of its Peer Group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Torray. The Trustees concluded that Torray had substantial resources to provide services to the Fund and that Torray’s services had been acceptable.

The Trustees also considered the investment performance of the Fund, and considered the Fund’s investment performance in light of its investment objective and investment strategies. Information on the Fund’s investment performance was provided for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2025.

The Trustees noted that the Fund underperformed its benchmark, the Morningstar US Large-Mid Cap Broad Value Index, for the three-month, one-year, three-year, five-year, and ten-year periods ended December 31, 2025. The Trustees noted that the Fund outperformed the median of its Peer Group for the one-year period ended December 31, 2025, equaled the median of its Peer Group for the since-inception period ended December 31, 2025, and underperformed the median of its Peer Group for the three-month, three-year, five-year, and ten-year periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratios (before and after fee waivers and expense reimbursements) was compared to similar information for its Peer Group. The Trustees noted that the Fund’s net advisory fee was above the median and in the 4th quintile of its Peer Group, and the Fund’s total net expenses were below the median and in the 1st quintile of its Peer Group. The Trustees noted that Torray had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2026 to limit total annual operating expenses to agreed-upon levels for the Fund.

15

Torray Equity Income Fund

Other Information (concluded)

As of August 31, 2026 (Unaudited)

After reviewing the information regarding Torray’s costs, estimated profitability and economies of scale, and after considering Torray’s services, the Trustees concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an additional annual period ending August 16, 2027.

16

Torray Equity Income Fund

TAX INFORMATION

As of august 31, 2026 (unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ended August 31, 2026. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 74.37% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was 72.48% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their information reporting.

17

Investment Adviser

Torray Investment Partners LLC
7501 Wisconsin Avenue, Suite 750 W
Bethesda, MD 20814

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

Equity

Income

Fund

of The RBB Fund Trust

FINANCIAL STATEMENTS

AUGUST 31, 2026

funds.torray.com

(301) 493-4600
(800) 626-9769

TWEEDY, BROWNE INSIDER + VALUE ETF

(NYSE Arca, Inc.: COPY)

Tweedy, Browne International Insider + Value ETF

(NYSE Arca, Inc.: ICPY)

Each a Series of

THE RBB FUND TRUST

Annual Financial Statements

August 31, 2026

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS

August 31, 2026

Sector Classification as of August 31, 2026	Value	% of Net Assets
Consumer Discretionary	$81,203,792	19.4%
Financials	70,504,409	16.8
Industrials	45,630,206	10.9
Energy	45,379,289	10.8
Materials	36,978,372	8.8
Communication Services	32,396,127	7.7
Consumer Staples	29,129,029	7.0
Health Care	22,981,166	5.5
Information Technology	21,547,758	5.1
Utilities	6,150,193	1.4
Other Assets in Excess of Liabilities	27,656,751	6.6
	$419,557,092	100.0%

The accompanying notes are an integral part of the financial statements.
1

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS (Continued)

August 31, 2026

	Shares	Value
COMMON STOCKS — 93.4%
Australia — 0.6%
New Hope Corp. Ltd.	543,789	$2,349,763

Belgium — 1.3%
Colruyt Group N.V	51,525	2,322,132
Umicore SA	118,377	3,253,264
		5,575,396
Bermuda — 0.6%
Conduit Holdings Ltd.	408,064	2,507,514

Canada — 7.3%
Bank of Nova Scotia	37,764	3,456,920
Lululemon Athletica, Inc. (a)	16,067	1,932,217
National Bank of Canada	25,802	3,959,242
Nutrien Ltd.	33,320	2,513,275
Parex Resources, Inc.	127,266	2,618,872
Peyto Exploration & Development Corp.	258,734	4,696,957
Stella-Jones, Inc.	37,552	1,869,268
Tourmaline Oil Corp.	32,982	1,502,568
Transcontinental, Inc. - Class A	653,877	2,580,690
Whitecap Resources, Inc.	244,546	3,168,979
Winpak Ltd.	72,723	2,308,750
		30,607,738
Denmark — 0.9%
Pandora AS	27,850	3,679,318

Finland — 0.4%
Kemira Oyj	75,902	1,549,920

France — 5.7%
Alten SA	28,272	2,520,415
Bouygues SA	50,356	2,586,468
Coface SA	147,632	2,717,985
Metropole Television SA	180,485	2,511,511
Pernod Ricard SA	28,820	2,159,190
Rubis SCA	11,408	445,232
Sodexo SA	29,568	1,988,556
Sopra Steria Group	9,029	1,874,137
Teleperformance SE	13,700	1,109,151
Television Francaise 1 SA	326,099	2,587,065
Verallia SA (b)	61,078	1,388,394
Vicat SACA	29,765	2,229,990
		24,118,094
Germany — 4.2%
Beiersdorf AG	27,089	2,489,525
Daimler Truck Holding AG	48,561	2,639,234
Deutsche Lufthansa AG	221,341	2,020,792
DHL AG	52,002	3,391,014
Douglas AG (a)	99,300	919,273
HUGO BOSS AG	61,256	2,750,017
Puma SE (a)	69,525	2,052,834

	Shares	Value
Germany — 4.2% (continued)
Stabilus SE	72,352	$1,452,217
		17,714,906
Greece — 0.6%
JUMBO SA	89,690	2,708,661

Hong Kong — 0.6%
Prudential PLC	176,672	2,436,987

Ireland — 0.5%
Aptiv PLC (a)	50,942	2,280,164

Italy — 3.9%
Brembo NV	202,719	2,382,935
Buzzi SpA	41,304	1,969,918
Cementir Holding NV	119,831	2,012,680
MFE-MediaForEurope NV	446,460	1,893,872
Piaggio & C SpA	685,927	1,596,661
Pirelli & C SpA (b)	431,547	3,335,903
Sanlorenzo SpA	70,154	3,091,626
		16,283,595
Japan — 1.3%
Sega Sammy Holdings, Inc.	148,800	2,889,375
Toyota Motor Corp.	128,500	2,538,629
		5,428,004
Luxembourg — 1.5%
Befesa SA (b)	87,962	3,693,521
Globant SA (a)	64,624	2,630,843
		6,324,364
Netherlands — 0.3%
Fugro NV	137,539	1,429,037

Norway — 0.8%
DNB Bank ASA	97,470	3,327,671

Philippines — 1.2%
Bank of the Philippine Islands	1,544,690	2,481,131
Metropolitan Bank & Trust Co.	2,259,910	2,421,170
		4,902,301
Portugal — 0.4%
Altri SGPS SA	330,578	1,800,877

Puerto Rico — 0.7%
EVERTEC, Inc.	100,037	2,964,096

Singapore — 3.2%
First Resources Ltd.	1,756,065	6,313,600
Hafnia Ltd.	366,476	3,093,057
United Overseas Bank Ltd.	75,794	2,478,168
Wilmar International Ltd.	488,255	1,475,021
		13,359,846

The accompanying notes are an integral part of the financial statements.
2

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS (Continued)

August 31, 2026

	Shares	Value
South Korea — 5.6%
DB Insurance Co. Ltd.	26,857	$3,553,853
Hana Financial Group, Inc.	38,883	3,872,390
Hyundai Glovis Co. Ltd.	23,655	3,586,448
Innocean Worldwide, Inc.	147,996	2,074,063
Krafton, Inc.	14,371	2,383,616
KT&G Corp.	18,378	2,391,584
Kumho Petrochemical Co. Ltd.	28,259	2,632,634
LG Electronics, Inc.	6,563	1,038,207
LG Uplus Corp.	193,016	2,114,065
		23,646,860
Spain — 4.5%
Acciona SA	12,614	3,071,010
Bankinter SA	281,814	5,455,130
Gestamp Automocion SA (b)	931,552	3,219,076
Repsol SA	140,843	4,457,989
Vidrala SA	25,021	2,615,679
		18,818,884
Sweden — 4.8%
AFRY AB	224,080	2,407,462
Betsson AB	189,237	1,828,620
Billerud AB	267,778	2,243,680
Norion Bank AB (a)	555,976	3,895,109
SKF AB - Class B	81,476	2,364,915
Svenska Handelsbanken AB - Class A	193,318	2,986,265
Volvo AB - Class B	85,348	3,085,045
Volvo Car AB (a)	671,544	1,376,372
		20,187,468
Taiwan — 0.5%
Minth Group Ltd.	579,300	1,915,615

Thailand — 0.6%
Bangkok Life Assurance PLC	3,161,033	2,316,439

United Kingdom — 15.9%
Autotrader Group PLC (b)	321,769	2,302,056
B&M European Value Retail PLC	1,088,757	3,505,219
Berkeley Group Holdings PLC (a)	41,276	1,996,658
Breedon Group PLC	487,942	2,347,115
Bunzl PLC	67,073	2,537,470
CNH Industrial NV	230,112	2,722,225
Computacenter PLC	49,856	3,830,348
Domino’s Pizza Group PLC	745,938	2,146,817
GSK PLC	96,253	2,417,378
Hikma Pharmaceuticals PLC	110,094	2,410,698
Hilton Food Group PLC	335,339	2,889,874
IG Group Holdings PLC	225,765	4,282,747
Inchcape PLC	216,322	2,490,014
Johnson Matthey PLC	79,712	2,458,293
Mitchells & Butlers PLC (a)	738,586	2,817,197
OSB Group PLC	526,765	3,672,316
Pets at Home Group PLC	772,339	2,287,683

	Shares	Value
United Kingdom — 15.9% (continued)
Rightmove PLC	347,968	$2,405,567
Telecom Plus PLC	222,158	2,633,951
Vistry Group PLC (a)	500,513	2,052,211
Vodafone Group PLC	2,131,534	3,421,095
Watches of Switzerland Group PLC (a)(b)	305,621	2,975,416
WPP PLC	632,630	3,279,688
YouGov PLC	823,347	2,873,866
		66,755,902
United States — 25.5% (c)
ADI Global Distribution, Inc. (a)	54,857	1,199,723
Adobe, Inc. (a)	10,167	2,976,796
Advance Auto Parts, Inc.	31,183	1,315,299
Albertsons Cos., Inc. - Class A	165,504	2,043,974
Alliance Resource Partners LP	112,497	2,981,170
Allison Transmission Holdings, Inc.	24,633	3,096,614
Ally Financial, Inc.	53,722	2,267,606
AMN Healthcare Services, Inc. (a)	42,744	1,465,264
Arrow Electronics, Inc. (a)	16,192	3,310,131
Asbury Automotive Group, Inc. (a)	11,700	2,473,380
Beazer Homes USA, Inc. (a)	61,094	2,027,099
Berkshire Hathaway, Inc. - Class B (a)	3,658	1,843,742
Black Stone Minerals LP	95,087	1,414,895
Bristol-Myers Squibb Co.	42,272	2,824,192
Builders FirstSource, Inc. (a)	24,671	1,638,154
Centene Corp. (a)	28,337	1,823,203
Cigna Group	8,580	2,368,766
Conagra Brands, Inc.	167,564	2,684,375
ConocoPhillips	17,455	2,312,613
Crocs, Inc. (a)	21,813	2,625,849
Devon Energy Corp.	38,542	1,869,672
Dorian LPG Ltd.	44,926	2,248,097
Elevance Health, Inc.	7,192	2,823,148
Euronet Worldwide, Inc. (a)	33,341	2,317,533
Everforth, Inc. (a)	98,870	3,205,365
Fiserv, Inc. (a)	34,570	1,842,927
FMC Corp.	49,356	569,075
G-III Apparel Group Ltd.	97,105	3,164,652
GQG Partners, Inc.	1,597,967	1,500,084
Heartland Express, Inc.	157,074	1,941,435
Helmerich & Payne, Inc.	59,010	2,571,656
HF Sinclair Corp.	44,105	4,481,509
Ionis Pharmaceuticals, Inc. (a)	43,585	2,630,791
Lamb Weston Holdings, Inc.	42,489	2,316,925
LKQ Corp.	69,958	1,755,946
Matador Resources Co.	43,131	2,502,029
Molson Coors Beverage Co. - Class B	51,379	2,042,829
Orion SA	101,742	634,870
Resideo Technologies, Inc. (a)	101,051	1,956,347
Shoe Station Group, Inc.	132,377	1,813,565

The accompanying notes are an integral part of the financial statements.
3

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS (Continued)

August 31, 2026

	Shares	Value
United States — 25.5% (c) (continued)
Sirius XM Holdings, Inc.	75,659	$2,131,314
Thor Industries, Inc.	29,378	2,232,728
Tidewater, Inc. (a)	33,392	3,109,463
United Parcel Service, Inc. - Class B	18,926	1,972,657
UnitedHealth Group, Inc.	4,508	1,755,460
Versant Media Group, Inc.	58,812	2,418,349
Western Union Co.	271,981	1,947,384
Zoetis, Inc.	31,936	2,462,266
		106,910,921
TOTAL COMMON STOCKS (Cost $346,242,384)		391,900,341

TOTAL INVESTMENTS — 93.4% (Cost $346,242,384)		391,900,341
Other Assets in Excess of Liabilities — 6.6%		27,656,751
TOTAL NET ASSETS — 100.0%		$419,557,092

Percentages are stated as a percent of net assets.

LP - Limited Partnership

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities totaled $16,914,366 or 4.0% of the Fund’s net assets.

(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

The accompanying notes are an integral part of the financial statements.
4

TWEEDY, BROWNE INSIDER + VALUE ETF

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Forward foreign currency contracts outstanding as of August 31, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	09/30/2026	AUD	100,180	USD	69,229	$2,530
Northern Trust Securities, Inc.	09/29/2026	CAD	1,531,145	USD	1,104,550	1,645
Northern Trust Securities, Inc.	09/29/2026	CAD	25,270	USD	17,874	383
Northern Trust Securities, Inc.	10/30/2026	CAD	1,531,145	USD	1,106,147	1,764
Northern Trust Securities, Inc.	11/30/2026	CAD	1,531,145	USD	1,107,779	1,704
Northern Trust Securities, Inc.	09/30/2026	DKK	40,435	USD	6,190	102
Northern Trust Securities, Inc.	09/30/2026	SEK	729,449	USD	75,459	831
Northern Trust Securities, Inc.	09/29/2026	USD	1,014,946	CAD	1,402,648	1,584
Northern Trust Securities, Inc.	10/30/2026	USD	1,016,389	CAD	1,402,648	1,456
Northern Trust Securities, Inc.	11/30/2026	USD	10,729,341	CAD	14,787,971	13,824
Northern Trust Securities, Inc.	09/30/2026	USD	5,548	DKK	35,485	26
Northern Trust Securities, Inc.	10/30/2026	USD	5,556	DKK	35,485	25
Northern Trust Securities, Inc.	11/30/2026	USD	1,125,897	DKK	7,181,610	4,815
Northern Trust Securities, Inc.	09/30/2026	USD	325,951	EUR	279,048	1,445
Northern Trust Securities, Inc.	10/30/2026	USD	326,315	EUR	279,048	1,418
Northern Trust Securities, Inc.	11/30/2026	USD	32,699,633	EUR	27,936,075	134,990
Northern Trust Securities, Inc.	11/30/2026	USD	23,413,166	GBP	17,173,841	139,516
Northern Trust Securities, Inc.	09/30/2026	USD	49,628	HKD	388,538	15
Northern Trust Securities, Inc.	10/30/2026	USD	49,673	HKD	388,538	10
Northern Trust Securities, Inc.	11/30/2026	USD	704,428	HKD	5,504,937	98
Northern Trust Securities, Inc.	09/30/2026	USD	107,624	HUF	33,557,452	1,048
Northern Trust Securities, Inc.	09/30/2026	USD	1,210,777	HUF	380,329,721	2,871
Northern Trust Securities, Inc.	10/30/2026	USD	107,507	HUF	33,557,452	1,044
Northern Trust Securities, Inc.	11/30/2026	USD	1,303,899	HUF	407,349,677	12,913
Northern Trust Securities, Inc.	11/30/2026	USD	1,777,351	JPY	281,215,255	4,290
Northern Trust Securities, Inc.	09/30/2026	USD	23,549	NOK	219,329	85
Northern Trust Securities, Inc.	10/30/2026	USD	23,538	NOK	219,329	84
Northern Trust Securities, Inc.	11/30/2026	USD	1,074,222	NOK	10,012,519	4,017
Northern Trust Securities, Inc.	09/30/2026	USD	142,893	SEK	1,354,895	1,191
Northern Trust Securities, Inc.	10/30/2026	USD	143,127	SEK	1,354,895	1,179
Northern Trust Securities, Inc.	11/30/2026	USD	6,466,581	SEK	61,123,005	52,012
Northern Trust Securities, Inc.	09/30/2026	USD	142,310	SGD	180,333	152
Northern Trust Securities, Inc.	10/30/2026	USD	142,604	SGD	180,333	145
Northern Trust Securities, Inc.	11/30/2026	USD	3,289,384	SGD	4,153,488	1,124
Northern Trust Securities, Inc.	09/30/2026	USD	175,457	THB	5,786,395	549
Northern Trust Securities, Inc.	10/30/2026	USD	175,712	THB	5,786,395	340
Northern Trust Securities, Inc.	11/30/2026	USD	807,877	THB	26,341,942	7,374
Northern Trust Securities, Inc.	09/30/2026	GBP	187,475	USD	255,562	(1,526)
Northern Trust Securities, Inc.	10/30/2026	GBP	187,475	USD	255,565	(1,508)
Northern Trust Securities, Inc.	11/30/2026	GBP	187,475	USD	255,557	(1,495)
Northern Trust Securities, Inc.	09/30/2026	HUF	413,887,173	USD	1,316,951	(2,469)
Northern Trust Securities, Inc.	10/30/2026	HUF	407,349,677	USD	1,294,731	(2,386)
Northern Trust Securities, Inc.	11/30/2026	HUF	407,349,677	USD	1,293,411	(2,425)
Northern Trust Securities, Inc.	09/30/2026	USD	791,482	AUD	1,138,753	(24,197)
Northern Trust Securities, Inc.	10/30/2026	USD	726,566	AUD	1,038,573	(16,940)
Northern Trust Securities, Inc.	11/30/2026	USD	741,817	AUD	1,038,573	(1,249)
Northern Trust Securities, Inc.	09/29/2026	USD	9,497,125	CAD	13,410,593	(191,532)
Northern Trust Securities, Inc.	10/30/2026	USD	9,545,571	CAD	13,385,323	(139,828)
Northern Trust Securities, Inc.	09/30/2026	USD	1,101,274	DKK	7,186,561	(17,098)
Northern Trust Securities, Inc.	10/30/2026	USD	1,094,204	DKK	7,146,126	(19,595)

The accompanying notes are an integral part of the financial statements.
5

TWEEDY, BROWNE INSIDER + VALUE ETF

SCHEDULE OF INVESTMENTS (Concluded)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	09/30/2026	USD	31,636,865	EUR	27,657,027	$(525,648)
Northern Trust Securities, Inc.	10/30/2026	USD	31,633,089	EUR	27,657,028	(568,181)
Northern Trust Securities, Inc.	09/30/2026	USD	22,740,090	GBP	17,173,841	(531,170)
Northern Trust Securities, Inc.	10/30/2026	USD	22,920,569	GBP	17,173,841	(352,583)
Northern Trust Securities, Inc.	09/30/2026	USD	653,219	HKD	5,116,399	(95)
Northern Trust Securities, Inc.	10/30/2026	USD	653,842	HKD	5,116,399	(139)
Northern Trust Securities, Inc.	10/30/2026	USD	1,174,417	HUF	373,792,225	(11,464)
Northern Trust Securities, Inc.	09/30/2026	USD	1,761,616	JPY	281,215,257	(2,938)
Northern Trust Securities, Inc.	10/30/2026	USD	1,757,094	JPY	281,215,257	(11,698)
Northern Trust Securities, Inc.	09/30/2026	USD	1,004,545	NOK	9,793,190	(43,139)
Northern Trust Securities, Inc.	10/30/2026	USD	1,023,038	NOK	9,793,190	(24,179)
Northern Trust Securities, Inc.	09/30/2026	USD	6,273,672	SEK	60,497,559	(53,509)
Northern Trust Securities, Inc.	10/30/2026	USD	6,203,435	SEK	59,768,110	(58,301)
Northern Trust Securities, Inc.	09/30/2026	USD	3,088,547	SGD	3,973,155	(43,537)
Northern Trust Securities, Inc.	10/30/2026	USD	3,101,139	SGD	3,973,155	(37,566)
Northern Trust Securities, Inc.	09/30/2026	USD	618,869	THB	20,555,547	(2,473)
Northern Trust Securities, Inc.	10/30/2026	USD	611,587	THB	20,555,547	(11,403)
Net Unrealized Appreciation (Depreciation)						$(2,301,672)

AUD -	Australian Dollars
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro
GBP -	British Pound
HKD -	Hong Kong Dollar
HUF -	Hungarian Forint
JPY -	Japanese Yen
NOK -	Norwegian Krone
SEK -	Swedish Krona
SGD -	Singapore Dollar
THB -	Thai Baht
USD -	United States Dollar

The accompanying notes are an integral part of the financial statements.
6

Tweedy, Browne International Insider + Value ETF

Schedule OF INVESTMENTS

August 31, 2026

Sector Classification as of August 31, 2026	Value	% of Net Assets
Consumer Discretionary	$17,326,132	21.8%
Financials	15,080,312	18.6
Materials	9,693,860	12.0
Industrials	9,263,157	11.7
Communication Services	7,526,806	9.2
Energy	5,848,145	7.4
Consumer Staples	5,401,786	6.7
Information Technology	2,986,146	3.7
Utilities	1,556,122	1.9
Health Care	1,357,559	1.7
Other Assets in Excess of Liabilities	4,297,517	5.3
	$80,337,542	100.0%

The accompanying notes are an integral part of the financial statements.
7

Tweedy, Browne International Insider + Value ETF

Schedule OF INVESTMENTS (Continued)

August 31, 2026

	Shares	Value
COMMON STOCKS — 94.7%
Australia — 0.8%
New Hope Corp. Ltd.	146,591	$633,433

Belgium — 1.9%
Colruyt Group N.V	13,672	616,171
Umicore SA	32,172	884,158
		1,500,329
Bermuda — 0.8%
Conduit Holdings Ltd.	101,948	626,461

Canada — 10.2%
Bank of Nova Scotia	10,017	916,957
Lululemon Athletica, Inc. (a)	4,353	523,492
National Bank of Canada	6,671	1,023,646
Nutrien Ltd.	8,930	673,576
Parex Resources, Inc.	34,634	712,697
Peyto Exploration & Development Corp.	67,718	1,229,326
Stella-Jones, Inc.	9,893	492,455
Tourmaline Oil Corp.	8,726	397,532
Transcontinental, Inc. - Class A	186,844	737,427
Whitecap Resources, Inc.	65,698	851,355
Winpak Ltd.	19,444	617,292
		8,175,755
Denmark — 1.2%
Pandora AS	7,532	995,067

Finland — 0.5%
Kemira Oyj	20,712	422,939

France — 7.9%
Alten SA	7,809	696,163
Bouygues SA	13,372	686,835
Coface SA	39,203	721,748
Metropole Television SA	48,473	674,519
Pernod Ricard SA	7,843	587,596
Sodexo SA	8,029	539,980
Sopra Steria Group	2,452	508,958
Teleperformance SE	3,673	297,366
Television Francaise 1 SA	86,388	685,348
Verallia SA (b)	16,362	371,933
Vicat SACA	7,980	597,860
		6,368,306
Germany — 5.8%
Beiersdorf AG	7,138	655,994
Daimler Truck Holding AG	12,981	705,502
Deutsche Lufthansa AG	60,612	553,374
DHL AG	13,942	909,148
Douglas AG (a)	17,197	159,202
HUGO BOSS AG	16,696	749,548
Puma SE (a)	18,380	542,698

	Shares	Value
Germany — 5.8% (continued)
Stabilus SE	17,124	$343,705
		4,619,171
Greece — 0.9%
JUMBO SA	25,111	758,359

Hong Kong — 0.8%
Prudential PLC	46,776	645,221

Ireland — 0.8%
Aptiv PLC (a)	14,557	651,571

Italy — 5.4%
Brembo NV	54,200	637,114
Buzzi SpA	10,776	513,942
Cementir Holding NV	32,145	539,907
MFE-MediaForEurope NV	118,330	501,953
Piaggio & C SpA	187,626	436,745
Pirelli & C SpA (b)	116,120	897,619
Sanlorenzo SpA	18,745	826,076
		4,353,356
Japan — 2.0%
Sega Sammy Holdings, Inc.	44,500	864,094
Toyota Motor Corp.	36,300	717,138
		1,581,232
Luxembourg — 2.2%
Befesa SA (b)	23,498	986,680
Globant SA (a)	18,268	743,690
		1,730,370
Netherlands — 0.5%
Fugro NV	36,681	381,117

Norway — 1.1%
DNB Bank ASA	26,186	894,002

Philippines — 1.7%
Bank of the Philippine Islands	430,070	690,792
Metropolitan Bank & Trust Co.	617,060	661,092
		1,351,884
Portugal — 0.6%
Altri SGPS SA	90,168	491,205

Singapore — 4.5%
First Resources Ltd.	472,550	1,698,964
Hafnia Ltd.	98,736	833,332
United Overseas Bank Ltd.	20,413	667,426
Wilmar International Ltd.	131,311	396,691
		3,596,413
South Korea — 8.0%
DB Insurance Co. Ltd.	7,523	995,481
Hana Financial Group, Inc.	11,097	1,105,159
Hyundai Glovis Co. Ltd.	5,761	873,453
Innocean Worldwide, Inc.	39,888	559,003

The accompanying notes are an integral part of the financial statements.
8

Tweedy, Browne International Insider + Value ETF

Schedule OF INVESTMENTS (Continued)

August 31, 2026

	Shares	Value
South Korea — 8.0%(continued)
Krafton, Inc.	3,854	$639,236
KT&G Corp.	5,080	661,076
Kumho Petrochemical Co. Ltd.	8,029	747,989
LG Electronics, Inc.	1,849	292,495
LG Uplus Corp.	54,079	592,316
		6,466,208
Spain — 6.3%
Acciona SA	3,268	795,629
Bankinter SA	76,054	1,472,192
Gestamp Automocion SA (b)	253,513	876,041
Repsol SA	37,611	1,190,470
Vidrala SA	6,734	703,968
		5,038,300
Sweden — 6.7%
AFRY AB	64,030	687,923
Betsson AB	50,469	487,688
Billerud AB	72,593	608,248
Norion Bank AB (a)	149,855	1,049,868
SKF AB - Class B	21,844	634,042
Svenska Handelsbanken AB - Class A	52,171	805,908
Volvo AB - Class B	23,070	833,903
Volvo Car AB (a)	151,188	309,870
		5,417,450
Taiwan — 0.7%
Minth Group Ltd.	167,800	554,877

Thailand — 0.8%
Bangkok Life Assurance PLC	913,641	669,526

United Kingdom — 22.6%
Autotrader Group PLC (b)	90,850	649,975
B&M European Value Retail PLC	291,357	938,015
Berkeley Group Holdings PLC (a)	11,139	538,831
Breedon Group PLC	130,459	627,538
Bunzl PLC	18,014	681,496
CNH Industrial NV	58,209	688,613
Computacenter PLC	13,502	1,037,335
Domino’s Pizza Group PLC	201,308	579,366
GSK PLC	25,851	649,244
Hikma Pharmaceuticals PLC	32,348	708,315
Hilton Food Group PLC	91,125	785,294
IG Group Holdings PLC	60,743	1,152,291
Inchcape PLC	58,972	678,808
Johnson Matthey PLC	21,512	663,423
Mitchells & Butlers PLC (a)	208,980	797,115
OSB Group PLC	140,938	982,542
Pets at Home Group PLC	208,656	618,043
Rightmove PLC	93,035	643,168
Telecom Plus PLC	64,143	760,493
Vistry Group PLC (a)	132,186	541,991
Vodafone Group PLC	572,390	918,681

	Shares	Value
United Kingdom — 22.6% (continued)
Watches of Switzerland Group PLC (a)(b)	83,640	$814,289
WPP PLC	171,102	887,029
YouGov PLC	222,199	775,578
		18,117,473
TOTAL COMMON STOCKS (Cost $69,256,038)		76,040,025

TOTAL INVESTMENTS — 94.7% (Cost $69,256,038)		76,040,025
Other Assets in Excess of Liabilities — 5.3%		4,297,517
TOTAL NET ASSETS — 100.0%		$80,337,542

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities totaled $4,596,537 or 5.7% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.
9

Tweedy, Browne International Insider + Value ETF

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2026

Forward foreign currency contracts outstanding as of August 31, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	09/30/2026	AUD	35,495	USD	24,528	$896
Northern Trust Securities, Inc.	09/29/2026	CAD	474,492	USD	342,293	510
Northern Trust Securities, Inc.	09/29/2026	CAD	7,915	USD	5,598	120
Northern Trust Securities, Inc.	10/30/2026	CAD	474,492	USD	342,788	547
Northern Trust Securities, Inc.	11/30/2026	CAD	474,492	USD	343,294	528
Northern Trust Securities, Inc.	09/30/2026	DKK	117,235	USD	17,908	336
Northern Trust Securities, Inc.	10/30/2026	DKK	105,559	USD	16,146	306
Northern Trust Securities, Inc.	09/30/2026	EUR	41,778	USD	47,754	830
Northern Trust Securities, Inc.	09/30/2026	GBP	39,736	USD	52,447	1,396
Northern Trust Securities, Inc.	09/30/2026	NOK	23,129	USD	2,413	62
Northern Trust Securities, Inc.	10/30/2026	NOK	23,129	USD	2,412	61
Northern Trust Securities, Inc.	09/30/2026	SEK	189,122	USD	19,564	216
Northern Trust Securities, Inc.	09/30/2026	THB	95,571	USD	2,839	50
Northern Trust Securities, Inc.	10/30/2026	THB	95,571	USD	2,842	54
Northern Trust Securities, Inc.	09/29/2026	USD	179,359	CAD	247,873	280
Northern Trust Securities, Inc.	10/30/2026	USD	179,614	CAD	247,873	257
Northern Trust Securities, Inc.	11/30/2026	USD	2,910,972	CAD	4,012,140	3,733
Northern Trust Securities, Inc.	11/30/2026	USD	317,196	DKK	2,023,260	1,356
Northern Trust Securities, Inc.	11/30/2026	USD	8,979,923	EUR	7,671,777	37,053
Northern Trust Securities, Inc.	09/30/2026	USD	408,077	GBP	299,356	2,436
Northern Trust Securities, Inc.	10/30/2026	USD	408,081	GBP	299,356	2,408
Northern Trust Securities, Inc.	11/30/2026	USD	6,358,430	GBP	4,664,018	37,845
Northern Trust Securities, Inc.	09/30/2026	USD	15,345	HKD	120,136	5
Northern Trust Securities, Inc.	10/30/2026	USD	15,359	HKD	120,136	3
Northern Trust Securities, Inc.	11/30/2026	USD	209,077	HKD	1,633,885	29
Northern Trust Securities, Inc.	09/30/2026	USD	11,209	HUF	3,495,009	109
Northern Trust Securities, Inc.	09/30/2026	USD	348,802	HUF	109,444,719	1,212
Northern Trust Securities, Inc.	10/30/2026	USD	11,197	HUF	3,495,009	109
Northern Trust Securities, Inc.	11/30/2026	USD	355,477	HUF	111,052,810	3,525
Northern Trust Securities, Inc.	11/30/2026	USD	517,778	JPY	81,917,615	1,288
Northern Trust Securities, Inc.	09/30/2026	USD	446	NOK	4,158	2
Northern Trust Securities, Inc.	10/30/2026	USD	446	NOK	4,158	2
Northern Trust Securities, Inc.	11/30/2026	USD	292,743	NOK	2,728,565	1,096
Northern Trust Securities, Inc.	09/30/2026	USD	158,294	SEK	1,500,926	1,319
Northern Trust Securities, Inc.	10/30/2026	USD	158,553	SEK	1,500,926	1,306
Northern Trust Securities, Inc.	11/30/2026	USD	1,758,086	SEK	16,617,477	14,161
Northern Trust Securities, Inc.	09/30/2026	USD	38,832	SGD	49,208	41
Northern Trust Securities, Inc.	10/30/2026	USD	38,913	SGD	49,208	40
Northern Trust Securities, Inc.	11/30/2026	USD	899,629	SGD	1,135,958	308
Northern Trust Securities, Inc.	09/30/2026	USD	40,372	THB	1,332,958	80
Northern Trust Securities, Inc.	10/30/2026	USD	40,431	THB	1,332,958	32
Northern Trust Securities, Inc.	11/30/2026	USD	233,566	THB	7,613,675	2,195
Northern Trust Securities, Inc.	09/30/2026	DKK	46,502	USD	7,270	(34)
Northern Trust Securities, Inc.	10/30/2026	DKK	46,502	USD	7,281	(33)
Northern Trust Securities, Inc.	11/30/2026	DKK	46,502	USD	7,292	(33)
Northern Trust Securities, Inc.	09/30/2026	EUR	131,623	USD	153,746	(682)
Northern Trust Securities, Inc.	10/30/2026	EUR	131,623	USD	153,918	(669)
Northern Trust Securities, Inc.	11/30/2026	EUR	131,623	USD	154,097	(667)
Northern Trust Securities, Inc.	09/30/2026	HUF	112,939,728	USD	359,365	(675)
Northern Trust Securities, Inc.	10/30/2026	HUF	111,052,810	USD	352,973	(650)

The accompanying notes are an integral part of the financial statements.
10

Tweedy, Browne International Insider + Value ETF

SCHEDULE OF INVESTMENTS (Concluded)

August 31, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	11/30/2026	HUF	111,052,810	USD	352,613	$(661)
Northern Trust Securities, Inc.	09/30/2026	USD	220,440	AUD	317,478	(6,967)
Northern Trust Securities, Inc.	10/30/2026	USD	197,142	AUD	281,984	(4,728)
Northern Trust Securities, Inc.	11/30/2026	USD	201,412	AUD	281,984	(338)
Northern Trust Securities, Inc.	09/29/2026	USD	2,669,407	CAD	3,772,182	(55,855)
Northern Trust Securities, Inc.	10/30/2026	USD	2,684,431	CAD	3,764,267	(39,330)
Northern Trust Securities, Inc.	09/30/2026	USD	328,133	DKK	2,140,495	(4,971)
Northern Trust Securities, Inc.	10/30/2026	USD	325,962	DKK	2,128,819	(5,837)
Northern Trust Securities, Inc.	09/30/2026	USD	8,827,177	EUR	7,713,555	(142,959)
Northern Trust Securities, Inc.	10/30/2026	USD	8,778,009	EUR	7,671,777	(154,295)
Northern Trust Securities, Inc.	09/30/2026	USD	5,817,484	GBP	4,404,398	(150,656)
Northern Trust Securities, Inc.	10/30/2026	USD	5,817,449	GBP	4,364,662	(97,328)
Northern Trust Securities, Inc.	09/30/2026	USD	193,263	HKD	1,513,750	(28)
Northern Trust Securities, Inc.	10/30/2026	USD	193,447	HKD	1,513,750	(41)
Northern Trust Securities, Inc.	10/30/2026	USD	338,340	HUF	107,557,801	(2,895)
Northern Trust Securities, Inc.	09/30/2026	USD	513,054	JPY	81,917,615	(958)
Northern Trust Securities, Inc.	10/30/2026	USD	511,590	JPY	81,917,615	(3,657)
Northern Trust Securities, Inc.	09/30/2026	USD	281,637	NOK	2,747,535	(12,297)
Northern Trust Securities, Inc.	10/30/2026	USD	286,979	NOK	2,747,535	(6,824)
Northern Trust Securities, Inc.	09/30/2026	USD	1,583,345	SEK	15,305,673	(17,410)
Northern Trust Securities, Inc.	10/30/2026	USD	1,564,938	SEK	15,116,551	(18,781)
Northern Trust Securities, Inc.	09/30/2026	USD	844,559	SGD	1,086,750	(12,138)
Northern Trust Securities, Inc.	10/30/2026	USD	848,079	SGD	1,086,750	(10,429)
Northern Trust Securities, Inc.	09/30/2026	USD	192,001	THB	6,376,287	(738)
Northern Trust Securities, Inc.	10/30/2026	USD	189,715	THB	6,376,287	(3,536)
Net Unrealized Appreciation (Depreciation)						$(638,958)

AUD -	Australian Dollars
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro
GBP -	British Pound
HKD -	Hong Kong Dollar
HUF -	Hungarian Forint
JPY -	Japanese Yen
NOK -	Norwegian Krone
SEK -	Swedish Krona
SGD -	Singapore Dollar
THB -	Thai Baht
USD -	United States Dollar

The accompanying notes are an integral part of the financial statements.
11

TWEEDY, BROWNE ETFs

STATEMENTS of Assets and Liabilities

August 31, 2026

	TWEEDY, BROWNE INSIDER + VALUE ETF	TWEEDY, BROWNE INTERNATIONAL INSIDER + VALUE ETF
ASSETS:
Investments, at value	$391,900,341	$76,040,025
Cash and cash equivalents	28,355,118	3,893,332
Dividends receivable	1,544,353	357,093
Unrealized appreciation on forward currency contracts	398,599	118,142
Dividend tax reclaims receivable	304,847	68,010
Interest receivable	40,056	3,904
Foreign currency, at value	—	666,960
Total assets	422,543,314	81,147,466

LIABILITIES:
Unrealized depreciation on forward currency contracts	2,700,271	757,100
Payable to Adviser	273,210	52,761
Payable to custodian foreign currency, at value	12,511	—
Payable for investments purchased	230	63
Total liabilities	2,986,222	809,924
NET ASSETS	$419,557,092	$80,337,542

NET ASSETS CONSIST OF:
Paid-in capital	$371,566,687	$72,810,256
Total distributable earnings	47,990,405	7,527,286
Total net assets	$419,557,092	$80,337,542

Net assets	$419,557,092	$80,337,542
Shares issued and outstanding (unlimited shares authorized without par value)	26,300,000	6,020,000
Net asset value per share	$15.95	$13.35

COST:
Investments, at cost	$346,242,384	$69,256,038
Foreign currency, at cost	$—	$664,494

PROCEEDS:
Foreign currency proceeds	$10,513	$—

The accompanying notes are an integral part of the financial statements.
12

TWEEDY, BROWNE ETFs

StatementS of Operations

FOR THE PERIODS ENDED August 31, 2026

	TWEEDY, BROWNE INSIDER + VALUE ETF	TWEEDY, BROWNE INTERNATIONAL INSIDER + VALUE ETF(a)
INVESTMENT INCOME:
Dividend income	$10,119,384	$2,083,119
Less: dividend withholding taxes	(857,762)	(211,932)
Interest income	224,345	36,657
Other income	787	253
Total investment income	9,486,754	1,908,097

EXPENSES:
Investment advisory fee	2,139,469	306,958
Total expenses	2,139,469	306,958
NET INVESTMENT INCOME	7,347,285	1,601,139

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,124,950)	(1,236,062)
Taxes withheld	—	(121)
In-kind redemptions	37,466,728	4,303,174
Forward currency contracts	3,554,050	1,066,633
Foreign currency transactions	(248,032)	(28,333)
Net realized gain (loss)	35,647,796	4,105,291
Net change in unrealized appreciation (depreciation) on:
Investments	36,248,415	6,783,987
Forward currency contracts	(2,301,672)	(638,958)
Foreign currency translation	(2,403)	2,559
Net change in unrealized appreciation (depreciation)	33,944,340	6,147,588
Net realized and unrealized gain (loss)	69,592,136	10,252,879
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,939,421	$11,854,018

(a)	Inception date of the Fund was September 9, 2025.

The accompanying notes are an integral part of the financial statements.
13

TWEEDY, BROWNE INSIDER + VALUE ETF

Statements of Changes in Net Assets

	YEAR ENDED AUGUST 31, 2026	PERIOD ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$7,347,285	$970,024
Net realized gain (loss)	35,647,796	(18,833)
Net change in unrealized appreciation (depreciation)	33,944,340	9,411,562
Net increase (decrease) in net assets from operations	76,939,421	10,362,753

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,853,654)	—
Total distributions to shareholders	(1,853,654)	—

CAPITAL TRANSACTIONS(b):
Shares sold	318,744,223	134,156,665
Shares redeemed	(118,477,352)	(314,964)
Net increase (decrease) in net assets from capital transactions	200,266,871	133,841,701

NET INCREASE (DECREASE) IN NET ASSETS	275,352,638	144,204,454

NET ASSETS:
Beginning of the period	144,204,454	—
End of the period	$419,557,092	$144,204,454

SHARES TRANSACTIONS
Shares sold	22,580,000	11,850,000
Shares redeemed	(8,100,000)	(30,000)
Total increase (decrease) in shares outstanding	14,480,000	11,820,000

(a)	Inception date of the Fund was December 26, 2024.

(b)	Certain prior period numbers have been reclassified to conform with current period presentation.

The accompanying notes are an integral part of the financial statements.
14

Tweedy, Browne International Insider + Value ETF

Statement of Changes in Net Assets

PERIOD ENDED AUGUST 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$1,601,139
Net realized gain (loss)	4,105,291
Net change in unrealized appreciation (depreciation)	6,147,588
Net increase (decrease) in net assets from operations	11,854,018

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(24,340)
Total distributions to shareholders	(24,340)

CAPITAL TRANSACTIONS:
Shares sold	86,202,846
Shares redeemed	(17,694,982)
Net increase (decrease) in net assets from capital transactions	68,507,864

NET INCREASE (DECREASE) IN NET ASSETS	80,337,542

NET ASSETS:
Beginning of the period	—
End of the period	$80,337,542

SHARES TRANSACTIONS
Shares sold	7,450,000
Shares redeemed	(1,430,000)
Total increase (decrease) in shares outstanding	6,020,000

(a)	Inception date of the Fund was September 9, 2025.

The accompanying notes are an integral part of the financial statements.
15

TWEEDY, BROWNE INSIDER + VALUE ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year Ended August 31, 2026	PERIOD ENDED AUGUST 31, 2025(b)
PER SHARE DATA:
Net asset value, beginning of period	$12.20	$10.00

INVESTMENT OPERATIONS(a):
Net investment income(c)	0.39	0.24
Net realized and unrealized gain (loss) on investments(d)	3.48	1.96
Total from investment operations	3.87	2.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	—
Total distributions	(0.12)	—

Net asset value, end of period	$15.95	$12.20

TOTAL RETURN(e)	32.00%	22.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$419,557	$144,204
Ratio of expenses to average net assets(f)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(f)	2.75%	3.16%
Portfolio turnover rate(e)(g)	44%	7%

(a)	Certain prior period numbers have been reclassified to conform with current period presentation.

(b)	Inception date of the Fund was December 26, 2024.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
16

Tweedy, Browne International Insider + Value ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ENDED AUGUST 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.95

INVESTMENT OPERATIONS:
Net investment income(b)	0.49
Net realized and unrealized gain (loss) on investments(c)	2.94
Total from investment operations	3.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$13.35

TOTAL RETURN(d)	34.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$80,338
Ratio of expenses to average net assets(e)	0.80%
Ratio of net investment income (loss) to average net assets(e)	4.17%
Portfolio turnover rate(d)(f)	46%

(a)	Inception date of the Fund was September 9, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
17

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS

August 31, 2026

1. Organization And Significant Accounting Policies

The RBB Fund Trust (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen separate investment portfolios, including the Tweedy, Browne Insider + Value ETF and the Tweedy, Browne International Insider + Value ETF (each, a “Fund” and together, the “Funds”), which commenced investment operations on December 26, 2024 and September 9, 2025, respectively.

The investment objective of each Fund is long-term capital growth.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The reporting period for the Tweedy, Browne Insider + Value ETF is the year ended August 31, 2026 and for the Tweedy, Browne International Insider + Value ETF the reporting period is since its inception on September 9, 2025 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund values its investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board” and the members thereof, the “Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Tweedy, Browne Company LLC (the “Adviser”), the Funds’ investment adviser, as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

18

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

TWEEDY, BROWNE INSIDER + VALUE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$391,900,341	$—	$—	$391,900,341
Total Investments	$391,900,341	$—	$—	$391,900,341

Other Financial Instruments:
Forward Currency Contracts*	$—	$398,599	$—	$398,599
Total Other Financial Instruments	$—	$398,599	$—	$398,599

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$—	$(2,700,271)	$—	$(2,700,271)
Total Other Financial Instruments	$—	$(2,700,271)	$—	$(2,700,271)

TWEEDY, BROWNE INTERNATIONAL INSIDER + VALUE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$76,040,025	$—	$—	$76,040,025
Total Investments	$76,040,025	$—	$—	$76,040,025

Other Financial Instruments:
Forward Currency Contracts*	$—	$118,142	$—	$118,142
Total Other Financial Instruments	$—	$118,142	$—	$118,142

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$—	$(757,100)	$—	$(757,100)
Total Other Financial Instruments	$—	$(757,100)	$—	$(757,100)

*	The fair value of the investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

19

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the current fiscal period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if a Fund had an amount of total transfers during the current fiscal period that was meaningful in relation to its net assets as of the end of the current fiscal period.

During the current fiscal period, the Funds had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the current fiscal period include forward foreign currency contracts.

During the current fiscal period, the Funds used long and short contracts on U.S. and foreign equity market indices to gain investment exposure in accordance with each Fund’s investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Funds’ derivative instruments as of and for the current fiscal period.

The following tables list the fair values of each Fund’s derivative holdings and location on the Statements of Assets and Liabilities as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Tweedy, Browne Insider + Value ETF

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	398,599	398,599
Total Value- Assets		$398,599	$398,599

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN CURRENCY CONTRACTS	TOTAL
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	(2,700,271)	(2,700,271)
Total Value- Liabilities		$(2,700,271)	$(2,700,271)

20

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

Tweedy, Browne International Insider + Value ETF

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	118,142	118,142
Total Value- Assets		$118,142	$118,142

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FOREIGN CURRENCY CONTRACTS	TOTAL
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	(757,100)	(757,100)
Total Value- Liabilities		$(757,100)	$(757,100)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards currency contracts as reported on the Schedule of Investments.

The following tables list the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Tweedy, Browne Insider + Value ETF

DERIVATIVE TYPE		FOREIGN CURRENCY CONTRACTS	TOTAL
Realized Gain/(Loss)
Forward Contracts	Net realized gain/(loss) from forward currency contracts	3,554,050	3,554,050
Total Realized Gain/(Loss)		$3,554,050	$3,554,050

Tweedy, Browne International Insider + Value ETF

DERIVATIVE TYPE		FOREIGN CURRENCY CONTRACTS	TOTAL
Realized Gain/(Loss)
Forward Contracts	Net realized gain/(loss) from forward currency contracts	1,066,633	1,066,633
Total Realized Gain/(Loss)		$1,066,633	$1,066,633

21

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The following tables list the amounts of change in unrealized appreciation/(depreciation) included in net increase/ (decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Tweedy, Browne Insider + Value ETF

DERIVATIVE TYPE		FOREIGN CURRENCY CONTRACTS	TOTAL
Change in Unrealized Appreciation/(Depreciation)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward currency contracts	(2,301,672)	(2,301,672)
Total Change in Unrealized Appreciation/(Depreciation)		$(2,301,672)	$(2,301,672)

Tweedy, Browne International Insider + Value ETF

DERIVATIVE TYPE		FOREIGN CURRENCY CONTRACTS	TOTAL
Change in Unrealized Appreciation/(Depreciation)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward currency contracts	(638,958)	(638,958)
Total Change in Unrealized Appreciation/(Depreciation)		$(638,958)	$(638,958)

Tweedy, Browne Insider + Value ETF

FORWARD CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$ (129,129,135)	$ 128,438,096

Tweedy, Browne International Insider + Value ETF

FORWARD CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$ (32,475,082)	$ 32,317,204

22

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

Tweedy, Browne Insider + Value ETF

		GROSS AMOUNT NOT OFFSET IN STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$398,599	$(398,599)	$—	$—	$2,700,271	$(398,599)	$(2,301,672)	$—

Tweedy, Browne International Insider + Value ETF

		GROSS AMOUNT NOT OFFSET IN STATEMENT OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN STATEMENT OF ASSETS AND LIABILITIES
DESCRIPTION	GROSS AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT(1)	GROSS AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED(2)	NET AMOUNT(3)
	ASSETS				LIABILITIES
Forward Foreign Currency Contracts	$118,142	$(118,142)	$—	$—	$757,100	$(118,142)	$(638,958)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.
(2)	Actual collateral pledged may be more than the amount shown.
(3)	Net amount represents the net amount payable to the counterparty in the event of default.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a

23

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for most Fund expenses, including fees related to administration, custody, trustees and legal counsel as described in Note 2. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Funds than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Funds are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Funds that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Funds when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

24

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series in the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Tweedy, Browne Company LLC serves as the investment adviser to the Funds. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to each Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with each Fund’s respective investment objective and policies, including providing oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of each Fund. The Adviser compensates the Sub-Adviser for its services.

Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	Advisory fee
Tweedy, Browne Insider + Value ETF	0.80%
Tweedy, Browne International Insider + Value ETF	0.80%

From the Advisory Fee, the Adviser pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

For the Tweedy, Browne Insider + Value ETF the Adviser has contractually agreed to reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2027 do not exceed 0.80% of the Fund’s average daily net assets. The expense limitation agreement may not be terminated without the approval of the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services also serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

25

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Tweedy, Browne Insider + Value ETF	$134,638,149	$114,410,899
Tweedy, Browne International Insider + Value ETF	$30,093,224	$18,765,122

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Tweedy, Browne Insider + Value ETF	$275,946,205	$113,471,868
Tweedy, Browne International Insider + Value ETF	$71,836,676	$16,918,229

4. SHARE TRANSACTIONS

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF is $1,500 and $1,200, respectively, payable to the Custodian. In addition, a variable fee may be charged for cash creations, non- standard orders, or partial cash purchases for the Fund of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are within the capital shares transactions of the Statements of Changes in Net Assets.

26

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

August 31, 2026

5. Federal Income Tax Information

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid during the current fiscal period, and August 31, 2025 was as follows:

FUND		Ordinary Income	Foreign Tax Credit	Long-Term Capital Gains	TOTAL
Tweedy, Browne Insider + Value ETF	2026	$1,853,654	$857,762	$—	$2,711,416
	2025	$—	$129,616	$—	$129,616
Tweedy, Browne International Insider + Value ETF	2026	$24,340	$211,932	$—	$236,272

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation/ (depreciation)	Other accumulated gain/(loss)	Total accumulated earnings
Tweedy, Browne Insider + Value ETF	$6,257,910	$—	$45,398,246	$(3,665,751)	$47,990,405
Tweedy, Browne International Insider + Value ETF	1,555,313	$—	6,736,835	(764,862)	7,527,286

As of August 31, 2026, the Tweedy, Browne Insider + Value ETF had ($3,620,064) and the Tweedy, Browne International Insider + Value ETF had ($764,862) in short term capital loss carryovers. The Funds had no long term capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of August 31, 2026, the Funds had no tax basis post October losses or qualified late-year losses.

The cost basis of investments for federal income tax purposes at August 31, 2026, the Funds’ most recently completed fiscal year end, were as follows:

FUND	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation	Cost
Tweedy, Browne Insider + Value ETF	$56,263,995	$(10,865,749)	$45,398,246	$346,501,710
Tweedy, Browne International Insider + Value ETF	8,600,300	(1,863,465)	6,736,835	69,305,749

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of passive foreign investment companies.

27

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

August 31, 2026

6. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

7. LINE OF CREDIT

The Funds have a $10,000,000 uncommitted, unsecured, umbrella 364-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of August 31, 2026 was 6.75%. During the current fiscal period, the Tweedy, Browne Insider + Value ETF and the Tweedy, Browne International Insider + Value ETF did not use the credit line.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

28

TWEEDY, BROWNE ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund Trust and Shareholders of Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF (two of the funds constituting The RBB Fund Trust, referred to hereafter as the “Funds”) as of August 31, 2026, the related statements of operations and changes in net assets for the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Tweedy, Browne Insider + Value ETF[1]
Tweedy, Browne International Insider + Value ETF[2]

(1) Statement of operations for the year ended August 31, 2026 and statements of changes in net assets for the year ended August 31, 2026 and for the period December 26, 2024 (inception date) through August 31, 2025.

(2) Statements of operations and changes in net assets for the period September 9, 2025 (inception date) through August 31, 2026.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 29, 2026

We have served as the auditor of one or more investment companies advised by Tweedy, Browne Company, LLC since 2004.

29

TWEEDY, BROWNE ETFs

TAX INFORMATION

AS OF AUGUST 31, 2026 (UNAUDITED)

We are required to advise you within 60 days of the Fund’s fiscal year end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ended August 31, 2026. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Fund to designate the maximum amount permitted under the Code and the regulations thereunder.

Qualified Dividend Income/Dividends Received Deduction

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Tweedy, Browne Insider + Value ETF	99.71%
Tweedy, Browne International Insider + Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period was as follows:

Tweedy, Browne Insider + Value ETF	18.12%
Tweedy, Browne International Insider + Value ETF	0.01%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Code for the Fund was 0.00%.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their information reporting.

Foreign Tax Credit

For the current fiscal period, the Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF each earned foreign source income and paid foreign taxes, which each Fund intends to pass through to its shareholders pursuant to Section 853 of the Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Tweedy, Browne Insider + Value ETF	$7,951,774	$857,762
Tweedy, Browne International Insider + Value ETF	$1,387,562	$211,933

30

TWEEDY, BROWNE ETFs

NOTICE TO SHAREHOLDERS

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 432-4789; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.tweedyetfs.com.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Tweedy, Browne Company LLC (“Tweedy”) and the Trust on behalf of the Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF (each a “Fund” and together the “Funds”), and (2) the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, Tweedy, and Exchange Traded Concepts, LLC (“ETC”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Tweedy and ETC with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement between the Trust and Tweedy with respect to the Funds, and the Sub-Advisory Agreement among the Trust, Tweedy, and ETC with respect to the Funds, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Tweedy, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Tweedy or ETC were present. Among other things, the Trustees considered (i) the nature, extent, and quality of services provided to the Funds by Tweedy and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Tweedy’s and ETC’s investment philosophies and processes; (iv) Tweedy’s and ETC’s assets under management and client descriptions; (v) Tweedy’s and ETC’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Tweedy’s and ETC’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) Tweedy’s and ETC’s compliance procedures; (viii) Tweedy’s and ETC’s financial information, insurance coverage, and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of each Fund to the performance of its Peer Group and its benchmark.

31

TWEEDY, BROWNE ETFs

NOTICE TO SHAREHOLDERS (Concluded)

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Tweedy and ETC. The Trustees concluded that Tweedy and ETC had substantial resources to provide services to the Funds, and that Tweedy’s and ETC’s services had been acceptable.

The Trustees also considered the investment performance of each Fund, and considered each Fund’s investment performance in light of its investment objective and investment strategies. Information on each Fund’s investment performance was provided for the three-month, one-year, and since inception periods ended December 31, 2025, as applicable.

The Trustees noted that the Tweedy, Browne Insider + Value ETF outperformed its benchmark, the MSCI World Index, for the three-month, one-year, and since-inception periods ended December 31, 2025. The Trustees noted that the Fund outperformed the median of its Peer Group for the three-month, one-year, and since-inception periods ended December 31, 2025.

The Trustees noted that the Tweedy, Browne International Insider + Value ETF outperformed its benchmark, the MSCI EAFE Index, for the three-month and since-inception periods ended December 31, 2025. The Trustees noted that the Fund outperformed the median of its Peer Group for the three-month and since-inception periods ended December 31, 2025.

The Board also considered the advisory fee rate payable by the Funds under the Investment Advisory Agreement and Sub-Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Trustees noted that the Tweedy, Browne Insider + Value ETF’s net advisory fee was below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group, and its total net expenses were below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group.

The Trustees noted that the Tweedy, Browne International Insider + Value ETF’s net advisory fee was above the median of its Peer Group and ranked in the 5th quintile of its Peer Group, and its total net expenses were above the median of its Peer Group and ranked in the 5th quintile of its Peer Group.

The Trustees also considered the fees payable to ETC under the Sub-Advisory Agreement and the information provided by Tweedy on the services provided by ETC. In this regard, the Trustees noted that the fees for ETC were paid directly by Tweedy and not by the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that Tweedy continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding Tweedy’s and ETC’s costs, profitability and economies of scale, and after considering the services to be provided by Tweedy and ETC, the Trustees concluded that the investment advisory fees to be paid by the Funds to Tweedy and the sub-advisory fees to be paid by Tweedy to ETC were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

32

INVESTMENT ADVISER
Tweedy, Browne Company LLC
One Station Place
Stamford, CT 06902

INVESTMENT SUB-ADVISER
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103

Principal UNDERWRITER
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

annual
FINANCIAL STATEMENTS

August 31, 2026

Twin Oak Endure ETF

Ticker: SPYA

Twin Oak Strategic Solutions ETF

Ticker: TOS

Twin Oak Active Opportunities III ETF

Ticker: TOAO

Each a series of The RBB Fund Trust

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Twin Oak Endure ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS — 89.0%
State Street SPDR S&P 500 ETF Trust	32,165	$24,672,163
Twin Oak Short Horizon Absolute Return ETF (a)(b)(c)	1,560,458	45,268,887
Vanguard S&P 500 ETF (b)(d)	71,154	50,155,743
TOTAL EXCHANGE TRADED FUNDS (Cost $105,724,765)		120,096,793

	PAR	Value
CORPORATE BONDS — 1.5%
Securities Brokerage — 1.5%
Citigroup Global Markets Holdings, Inc., 0.00%, 01/30/2031 (e)(f)	1,000,000	1,031,107
GS Finance Corp., 0.00%, 03/11/2031 (f)	1,000,000	1,018,500
		2,049,607
TOTAL CORPORATE BONDS (Cost $2,000,000)		2,049,607

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.2% (a)
Call Options — 0.2%
State Street SPDR S&P 500 ETF Trust (g)(h)
Expiration: 09/17/2026; Exercise Price: $780.21	49,858,250	650	154,642
Expiration: 09/18/2026; Exercise Price: $773.00	11,505,750	150	71,482
TOTAL PURCHASED OPTIONS (Cost $708,752)			226,124

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 7.4%
3.76%, 10/08/2026 (d)(i)	10,000,000	9,961,869
TOTAL U.S. TREASURY BILLS (Cost $9,961,664)		9,961,869

TOTAL INVESTMENTS — 98.1% (Cost $118,395,181)		132,334,393
Other Assets in Excess of Liabilities — 1.9%		2,539,625
TOTAL NET ASSETS — 100.0%		$134,874,018

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of August 31, 2026 was $26,231,242.

(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $1,031,107 or 0.8% of the Fund’s net assets.

(f)	Zero coupon bonds make no periodic interest payments.

(g)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.
1

Twin Oak Endure ETF

Schedule of Investments

AUGUST 31, 2026
(continued)

(h)	100 shares per contract.

(i)	The rate shown is the annualized yield as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
2

Twin Oak Endure ETF

Schedule of Total Return Swap Contracts

August 31, 2026

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	Receive	SOFR + 0.78%	Termination	11/10/2026	$5,718,358	$560,813
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	Receive	SOFR + 0.67%	Termination	04/20/2027	5,841,086	760,888
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	Receive	SOFR + 0.94%	Termination	08/24/2027	25,312,650	830,558
State Street SPDR S&P 500 ETF Trust	Nomura Securities International, Inc.	Receive	SOFR + 0.80%	Termination	10/26/2026	1,165,916	129,969
Net Unrealized Appreciation (Depreciation)							2,282,228

There are no upfront payments or receipts associated with total return swaps in the Fund as of August 31, 2026.

SOFR - Secured Overnight Financing Rate was 3.68% as of August 31, 2026.

The accompanying notes are an integral part of the financial statements.
3

Twin Oak Strategic Solutions ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 78.4%
All Other Business Support Services — 4.9%
Live Nation Entertainment, Inc. (a)	38,137	$6,860,465
Visa, Inc. - Class A	1,740	660,104
		7,520,569
All Other Industrial Machinery Manufacturing — 10.1%
ASML Holding NV (b)	9,232	15,657,564

All Other Miscellaneous Retailers — 5.2%
Amazon.com, Inc. (a)(c)	31,160	8,094,433

Biotech & Pharmaceutical — 1.9%
VeraDermics, Inc. (a)	30,168	2,968,833

Commercial and Service Industry Machinery Manufacturing — 6.7%
Coherent Corp. (a)(b)	37,387	10,387,230

Computer Storage Device Manufacturing — 1.0%
Sandisk Corp. (a)	1,000	1,566,700

Computer Systems Design Services — 0.6%
Seagate Technology Holdings PLC	1,050	869,799

Flavoring Syrup and Concentrate Manufacturing — 3.7%
Coca-Cola Co. (c)	64,596	5,727,727

Line-Haul Railroads — 6.4%
Union Pacific Corp. (c)	33,240	9,994,271

Other Electric Power Generation — 5.0%
Constellation Energy Corp.	28,380	7,797,973

Semiconductor and Related Device Manufacturing — 23.5%
Lam Research Corp.	23,000	6,934,270
Micron Technology, Inc. (b)	1,500	1,438,095
NVIDIA Corp. (b)(c)	68,308	15,081,040
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	31,250	12,978,750
		36,432,155
Semiconductors — 9.4%
SK hynix, Inc. - GDR (d)	11,984	14,546,392
TOTAL COMMON STOCKS (Cost $86,413,681)		121,563,646

The accompanying notes are an integral part of the financial statements.
4

Twin Oak Strategic Solutions ETF

Schedule of Investments

AUGUST 31, 2026
(CONTINUED)

	Shares	Value
EXCHANGE TRADED FUNDS — 20.7%
Avantis International Small Cap Value ETF	80,580	$9,062,027
Cambria Global EW ETF	66,520	3,777,132
Dimensional International Small Cap Value ETF (c)	311,960	13,922,775
WisdomTree Japan SmallCap Dividend Fund	47,191	5,406,201
TOTAL EXCHANGE TRADED FUNDS (Cost $25,397,124)		32,168,135

TOTAL INVESTMENTS — 99.1% (Cost $111,810,805)		153,731,781
Other Assets in Excess of Liabilities — 0.9%		1,460,933
TOTAL NET ASSETS — 100.0%		$155,192,714

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(a)	Non-income producing security.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $40,168,368.

(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $14,546,392 or 9.4% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.
5

Twin Oak Strategic Solutions ETF

allocation of portfolio holdings by country (UNAUDITED)

as of AUGUST 31, 2026

COUNTRY	Value	% of Net Assets
United States	$110,549,075	71.2%
Netherlands	15,657,564	10.1
South Korea	14,546,392	9.4
Taiwan	12,978,750	8.4
Other Assets in Excess of Liabilities	1,460,933	0.9
	$155,192,714	100.0%

The accompanying notes are an integral part of the financial statements.
6

Twin Oak Strategic Solutions ETF

Schedule of Written options

AUGUST 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.5)%
Call Options — (0.4)% (a)(b)
ASML Holding NV, Expiration: 10/09/2026; Exercise Price: $2,000.00	$(15,603,292)	(92)	$(129,440)
Coherent Corp., Expiration: 11/04/2026; Exercise Price: $400.00	(10,279,710)	(370)	(261,412)
NVIDIA Corp., Expiration: 09/18/2026; Exercise Price: $230.00	(15,013,040)	(680)	(171,517)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 09/18/2026; Exercise Price: $450.00	(12,874,920)	(310)	(56,615)
Total Call Options			(618,984)

Put Options — (0.1)% (a)(b)
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $900.00	(4,793,650)	(50)	(101,045)
TOTAL WRITTEN OPTIONS (Premiums received $2,789,544)			$(720,029)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.
7

Twin Oak Active Opportunities III ETF

Schedule of Investments

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 102.1%
Aerospace & Defense — 9.7%
Airbus SE	90,868	$20,818,199
Safran SA	57,086	22,345,842
		43,164,041
Aircraft Manufacturing — 0.0% (a)
Boeing Co. (b)	375	77,918

All Other Business Support Services — 7.4%
NU Holdings Ltd. - Class A (b)	822,563	11,968,292
Uber Technologies, Inc. (b)	112,291	8,494,814
Visa, Inc. - Class A	32,639	12,382,257
		32,845,363
All Other Industrial Machinery Manufacturing — 6.1%
ASML Holding NV (c)(d)	15,961	27,070,016

All Other Miscellaneous Retailers — 7.2%
Amazon.com, Inc. (b)(c)(d)	122,295	31,768,572

Commercial Support Services — 0.1%
Mobility Global, Inc.	21,347	433,344

Computer Systems Design Services — 1.1%
ServiceNow, Inc. (b)	33,470	4,953,225

Computer Terminal and Other Computer Peripheral Equipment Manufacturing — 2.6%
Arista Networks, Inc. (b)	59,484	11,640,424

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 4.7%
Shopify, Inc. - Class A (b)(c)(d)	140,095	20,645,800

Credit Bureaus — 2.7%
Moody’s Corp.	23,641	11,930,194

Custom Computer Programming Services — 4.7%
Alphabet, Inc. - Class C (c)(d)	61,426	20,602,895

Direct Health and Medical Insurance Carriers — 1.2%
UnitedHealth Group, Inc.	13,922	5,421,366

E-Commerce Discretionary — 3.8%
MercadoLibre, Inc. (b)	8,658	16,763,620

Investment Banking and Securities Intermediation — 4.1%
Charles Schwab Corp.	163,324	17,936,242

Other Electric Power Generation — 2.8%
GE Vernova, Inc.	13,982	12,563,246

The accompanying notes are an integral part of the financial statements.
8

Twin Oak Active Opportunities III ETF

Schedule of Investments

AUGUST 31, 2026
(CONTINUED)

	Shares	Value
Portfolio Management and Investment Advice — 2.1%
S&P Global, Inc.	21,347	$9,303,876

Semiconductor and Related Device Manufacturing — 19.6%
Advanced Micro Devices, Inc. (b)	37,232	17,525,847
Broadcom, Inc. (c)(d)	67,711	25,076,092
NVIDIA Corp. (c)(d)	122,448	27,034,069
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	41,893	17,399,001
		87,035,009
Software Publishers — 18.8%
Cloudflare, Inc. - Class A (b)(c)(d)	68,177	20,801,484
Crowdstrike Holdings, Inc. - Class A (b)(c)(d)	166,296	38,414,376
Microsoft Corp. (c)(d)	47,537	24,115,045
		83,330,905
Web Search Portals and All Other Information Services — 3.4%
Meta Platforms, Inc. - Class A (c)(d)	26,299	15,051,970
TOTAL COMMON STOCKS (Cost $168,200,255)		452,538,026

EXCHANGE TRADED FUNDS — 2.3%
Twin Oak Short Horizon Absolute Return ETF (b)(e)	344,827	10,003,431
TOTAL EXCHANGE TRADED FUNDS (Cost $10,003,431)		10,003,431

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 1.2% (b)
Put Options — 1.2% (f)(g)
Alphabet, Inc., Expiration: 01/15/2027; Exercise Price: $296.69 (c)	$20,594,174	614	530,453
Amazon.com, Inc., Expiration: 01/15/2027; Exercise Price: $215.10 (c)	31,743,894	1,222	571,517
ASML Holding NV, Expiration: 01/15/2027; Exercise Price: $1,246.50 (c)	26,966,559	159	371,626
Broadcom, Inc., Expiration: 01/15/2027; Exercise Price: $287.10 (c)	25,072,018	677	549,724
Cloudflare, Inc., Expiration: 01/15/2027; Exercise Price: $157.05 (c)	20,777,991	681	132,611
Crowdstrike Holdings, Inc., Expiration: 01/15/2027; Exercise Price: $101.81	38,346,000	1,660	70,484
Meta Platforms, Inc., Expiration: 01/15/2027; Exercise Price: $597.60 (c)	14,995,308	262	1,671,070
Microsoft Corp., Expiration: 01/15/2027; Exercise Price: $421.43 (c)	24,096,275	475	328,605
NVIDIA Corp., Expiration: 01/15/2027; Exercise Price: $168.93 (c)	27,023,472	1,224	373,871
Shopify, Inc., Expiration: 01/15/2027; Exercise Price: $123.93 (c)	20,631,800	1,400	985,320
TOTAL PURCHASED OPTIONS (Cost $20,528,541)			5,585,281

TOTAL INVESTMENTS — 105.6% (Cost $198,732,227)			468,126,738
Liabilities in Excess of Other Assets — (5.6)% (h)			(24,787,677)
TOTAL NET ASSETS — 100.0%			$443,339,061

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Represents less than 0.05% of net assets.

(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
9

Twin Oak Active Opportunities III ETF

Schedule of Investments

AUGUST 31, 2026
(CONTINUED)

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(d)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $250,580,319.

(e)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(f)	100 shares per contract.

(g)	Exchange-traded.

(h)	Includes cash of $217,192 that is pledged as collateral for written options.

The accompanying notes are an integral part of the financial statements.
10

Twin Oak Active Opportunities III ETF

allocation of portfolio holdings by country (UNAUDITED)

as of AUGUST 31, 2026

COUNTRY	Value	% of Net Assets
United States	$295,899,281	66.8%
Netherlands	47,888,215	10.8
France	22,345,842	5.0
Canada	20,645,800	4.7
Taiwan	17,399,001	3.9
Uruguay	16,763,620	3.8
Brazil	11,968,292	2.7
Other Assets in Excess of Liabilities	10,429,010	2.3
	$443,339,061	100.0%

The accompanying notes are an integral part of the financial statements.
11

Twin Oak Active Opportunities III ETF

Schedule of Written options

AUGUST 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (7.9)%
Call Options — (7.9)% (a)(b)
Alphabet, Inc., Expiration: 01/15/2027; Exercise Price: $398.88	$(20,594,174)	(614)	$(526,167)
Amazon.com, Inc., Expiration: 01/15/2027; Exercise Price: $288.00	(31,743,894)	(1,222)	(1,501,533)
ASML Holding NV, Expiration: 01/15/2027; Exercise Price: $1,685.55	(26,966,559)	(159)	(3,025,276)
Broadcom, Inc., Expiration: 01/15/2027; Exercise Price: $390.46	(25,072,018)	(677)	(2,391,157)
Cloudflare, Inc., Expiration: 01/15/2027; Exercise Price: $212.37	(20,777,991)	(681)	(7,153,142)
Crowdstrike Holdings, Inc., Expiration: 01/15/2027; Exercise Price: $138.01	(38,346,000)	(1,660)	(15,843,488)
Meta Platforms, Inc., Expiration: 01/15/2027; Exercise Price: $805.10	(14,995,308)	(262)	(198,816)
Microsoft Corp., Expiration: 01/15/2027; Exercise Price: $551.60	(24,096,275)	(475)	(1,019,854)
NVIDIA Corp., Expiration: 01/15/2027; Exercise Price: $230.87	(27,023,472)	(1,224)	(2,018,780)
Shopify, Inc., Expiration: 01/15/2027; Exercise Price: $169.72	(20,631,800)	(1,400)	(1,538,474)
TOTAL WRITTEN OPTIONS (Premiums received $20,471,509)			$(35,216,687)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.
12

Twin Oak ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of August 31, 2026

	Twin Oak Endure ETF	Twin Oak Strategic Solutions ETF	Twin Oak Active Opportunities III ETF
ASSETS:
Investments in unaffiliated securities, at value	$87,065,506	$153,731,781	$458,123,307
Investments in affiliated securities, at value	45,268,887	—	10,003,431
Unrealized appreciation on swap contracts	2,282,228	—	—
Cash and cash equivalents	311,381	2,173,624	10,171,770
Interest receivable	2,310	2,745	19,074
Dividends receivable	—	60,471	111,464
Dividend tax reclaims receivable	—	—	22,213
Deposits at broker for option contracts	—	39,765	217,192
Prepaid expenses and other assets	—	54	367
Total assets	134,930,312	156,008,440	478,668,818

LIABILITIES:
Written options, at value	—	720,029	35,216,687
Payable to Adviser	56,294	45,788	113,070
Payable for spot contracts purchased	—	49,909	—
Total liabilities	56,294	815,726	35,329,757

NET ASSETS	$134,874,018	$155,192,714	$443,339,061

NET ASSETS CONSIST OF:
Paid-in capital	$121,212,049	$115,518,519	$188,326,044
Total distributable earnings/(accumulated losses)	13,661,969	39,674,195	255,013,017
Total net assets	$134,874,018	$155,192,714	$443,339,061

Net assets	$134,874,018	$155,192,714	$443,339,061
Shares issued and outstanding (unlimited shares authorized without par value)	4,395,000	5,205,000	16,295,000
Net asset value per share	$30.69	$29.82	$27.21

COST:
Investments in unaffiliated securities, at cost	$73,786,952	$111,810,805	$188,728,796
Investments in affiliated securities, at cost	$44,608,229	$—	$10,003,431

PROCEEDS:
Written options premium received	$—	$2,789,544	$20,471,509

The accompanying notes are an integral part of the financial statements.
13

Twin Oak ETFs

STATEMENTS OF OPERATIONS

For the PERIOD ended August 31, 2026

	Twin Oak Endure ETF	Twin Oak Strategic Solutions ETF(a)	Twin Oak Active Opportunities III ETF(b)
INVESTMENT INCOME:
Dividend income	$789,387	$793,796	$854,621
Less: dividend withholding taxes	—	(21,096)	(54,262)
Interest income	506,930	82,065	21,275
Total investment income	1,296,317	854,765	821,634

EXPENSES:
Investment advisory fee	939,762	635,928	1,366,931
Broker interest expense	23,489	—	—
Total expenses	963,251	635,928	1,366,931
Expense reimbursement by Adviser	(325,784)	(339,162)	(911,614)
Net expenses	637,467	296,766	455,317

NET INVESTMENT INCOME	658,850	557,999	366,317

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,790,156)	(4,333,209)	(3,095)
In-kind redemptions	52,007,627	23,289,959	11,340,056
Written options	98,454	(475,403)	—
Swap contracts	(143)	—	—
Foreign currency transactions	—	(65,683)	445
Net realized gain (loss)	49,315,782	18,415,664	11,337,406
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(35,568,198)	3,547,767	38,799,104
Investments in affiliated securities	660,658	—	—
Written options	392,117	2,069,515	(14,745,178)
Swap contracts	1,666,650	—	—
Foreign currency translation	—	—	17
Net change in unrealized appreciation (depreciation)	(32,848,773)	5,617,282	24,053,943
Net realized and unrealized gain (loss)	16,467,009	24,032,946	35,391,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,125,859	$24,590,945	$35,757,666

(a)	Inception date of the Fund was January 27, 2026.
(b)	Inception date of the Fund was April 23, 2026.

The accompanying notes are an integral part of the financial statements.
14

Twin Oak ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Twin Oak Endure ETF		Twin Oak Strategic Solutions ETF	Twin Oak Active Opportunities III ETF
	Year ended August 31, 2026	Period ended August 31, 2025(a)	Period ended August 31, 2026(b)	Period ended August 31, 2026(c)
OPERATIONS:
Net investment income (loss)	$658,850	$81,699	$557,999	$366,317
Net realized gain (loss)	49,315,782	49,916,425	18,415,664	11,337,406
Net change in unrealized appreciation (depreciation)	(32,848,773)	(41,626,341)	5,617,282	24,053,943
Net increase (decrease) in net assets from operations	17,125,859	8,371,783	24,590,945	35,757,666

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(473,815)	—	—	—
Total distributions to shareholders	(473,815)	—	—	—

CAPITAL TRANSACTIONS:
Shares sold	73,135,984	55,003,970	72,106,206	20,115,890
Shares issued from in-kind contribution	—	108,512,518	126,015,230	407,467,578
Shares redeemed	(72,688,646)	(54,113,635)	(67,519,667)	(20,002,073)
Net increase (decrease) in net assets from capital transactions	447,338	109,402,853	130,601,769	407,581,395

NET INCREASE (DECREASE) IN NET ASSETS	17,099,382	117,774,636	155,192,714	443,339,061

NET ASSETS:
Beginning of the period	117,774,636	—	—	—
End of the period	$134,874,018	$117,774,636	$155,192,714	$443,339,061

SHARES TRANSACTIONS
Shares sold	2,535,000	2,135,000	2,680,000	735,000
Shares issued from in-kind contribution	—	4,340,000	5,000,000	16,290,000
Shares redeemed	(2,525,000)	(2,090,000)	(2,475,000)	(730,000)
Total increase (decrease) in shares outstanding	10,000	4,385,000	5,205,000	16,295,000

(a)	Inception date of the Fund was June 2, 2025.
(b)	Inception date of the Fund was January 27, 2026.
(c)	Inception date of the Fund was April 23, 2026.

The accompanying notes are an integral part of the financial statements.
15

Twin Oak Endure ETF

Financial Highlights

Contained below is per share operating performance data for the Fund’s shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Year Ended August 31, 2026		Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.86		$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.15		0.02
Net realized and unrealized gain (loss) on investments (c)	3.79		1.84
Total from investment operations	3.94		1.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		—
Total distributions	(0.11)		—
Net asset value, end of period	$30.69		$26.86

TOTAL RETURN (d)	14.68%		7.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$134,874		$117,775
Ratio of expenses to average net assets:
Before expense waiver(e)(f)	0.77%		0.75%
After expense waiver(e)(f)	0.51%		0.49%
Ratio of broker interest expense to average net assets (e)	0.02%		0.00	%(g)
Ratio of net investment income (loss) to average net assets (e)(f)	0.53%		0.29%
Portfolio turnover rate (d)(h)	0	%(i)	0	%(i)

(a)	Inception date of the Fund was June 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Amount represents less than 0.5%.

The accompanying notes are an integral part of the financial statements.
16

Twin Oak STRATEGIC SOLUTIONS ETF

Financial Highlights

Contained below is per share operating performance data for the Fund’s shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ENDED AUGUST 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.20

INVESTMENT OPERATIONS:
Net investment income (b)	0.11
Net realized and unrealized gain (loss) on investments (c)	4.51
Total from investment operations	4.62

Net asset value, end of period	$29.82

TOTAL RETURN (d)	18.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,193
Ratio of expenses to average net assets:
Before expense waiver(e)(f)	0.75%
After expense waiver(e)(f)	0.35%
Ratio of net investment income (loss) to average net assets (e)(f)	0.66%
Portfolio turnover rate (d)(g)	19%

(a)	Inception date of the Fund was January 27, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
17

Twin Oak Active Opportunities III ETF

Financial Highlights

Contained below is per share operating performance data for the Fund’s shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ENDED AUGUST 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.01

INVESTMENT OPERATIONS:
Net investment income (b)	0.02
Net realized and unrealized gain (loss) on investments (c)	2.18
Total from investment operations	2.20

Net asset value, end of period	$27.21

TOTAL RETURN (d)	8.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$443,339
Ratio of expenses to average net assets:
Before expense waiver(e)(f)	0.90%
After expense waiver(e)(f)(g)	0.30%
Ratio of net investment income (loss) to average net assets (e)(f)	0.24%
Portfolio turnover rate (d)(h)	0%

(a)	Inception date of the Fund was April 23, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.
(g)	Includes impact of voluntary waiver of 0.60%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
18

Twin Oak ETFS

Notes to Financial Statements

As of August 31, 2026

1. ORGANIZATION and Significant Accounting Policies

The RBB Fund Trust, (“RBB” or the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has nineteen active investment portfolios, including the Twin Oak Endure ETF, Twin Oak Strategic Solutions ETF and Twin Oak Active Opportunities III ETF (each, a “Fund” and together, the “Funds”), which commenced investment operations on June 2, 2025, January 27, 2026 and April 23, 2026, respectively.

The investment objective for the Twin Oak Endure ETF and Twin Oak Strategic Solutions ETF is to seek total return. The investment objective for the Twin Oak Active Opportunities III ETF is to seek long-term capital appreciation.

In connection with Twin Oak Endure ETF’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the newly formed ETF. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets. On June 2, 2025 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $108,512,518 on the Contribution Date, which was comprised of a cost basis of assets contributed of $17,815,965 and unrealized appreciation of $90,696,553. The Contribution resulted in the issuance of 4,340,000 shares to the Initial Investors. Please see Statements of Changes in Net Assets for further disclosure.

In connection with Twin Oak Strategic Solutions ETF’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the newly formed ETF. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets. On January 27, 2026 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $126,015,230 on the Contribution Date, which was comprised of a cost basis of assets contributed of $87,642,021 and unrealized appreciation of $38,373,209. The Contribution resulted in the issuance of 5,000,000 shares to the Initial Investors. Please see Statements of Changes in Net Assets for further disclosure.

In connection with Twin Oak Active Opportunities III ETF’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the newly formed ETF. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets. On April 23, 2026 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $407,467,578 on the Contribution Date, which was comprised of a cost basis of assets contributed of $176,872,172 and unrealized appreciation of $230,595,406. The Contribution resulted in the issuance of 16,290,000 shares to the Initial Investors. Please see Statements of Changes in Net Assets for further disclosure.

The Funds are investment companies and follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Funds is August 31, 2026. The period covered by these Notes to Financial Statements for the Twin Oak Endure ETF is the annual period ended August 31, 2026, for the Twin Oak Strategic

19

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

Solutions ETF is the since inception period from January 27, 2026 through August 31, 2026 and for the Twin Oak Active Opportunities III ETF is the since inception period from April 23, 2026 through August 31, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund values its investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Board. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Twin Oak ETF Company (the “Adviser” or “Twin Oak”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

TWIN OAK ENDURE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$120,096,793	$—	$—	$120,096,793
Corporate Bonds	—	2,049,607	—	2,049,607
Purchased Options	—	226,124	—	226,124
U.S. Treasury Bills	—	9,961,869	—	9,961,869
Total Investments	$120,096,793	$12,237,600	$—	$132,334,393

Other Financial Instruments:
Total Return Swaps *	$—	$2,282,228	$—	$2,282,228
Total Other Financial Instruments	$—	$2,282,228	$—	$2,282,228

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

TWIN OAK STRATEGIC SOLUTIONS ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$121,563,646	$—	$—	$121,563,646
Exchange Traded Funds	32,168,135	—	—	32,168,135
Total Investments	$153,731,781	$—	$—	$153,731,781

Liabilities:
Investments:
Written Options	$—	$(720,029)	$—	$(720,029)
Total Investments	$—	$(720,029)	$—	$(720,029)

Refer to the Schedule of Investments for further disaggregation of investment categories.

TWIN OAK ACTIVE OPPORTUNITIES III ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$452,538,026	$—	$—	$452,538,026
Exchange Traded Funds	10,003,431	—	—	10,003,431
Purchased Options	—	5,585,281	—	5,585,281
Total Investments	$462,541,457	$5,585,281	$—	$468,126,738

21

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Written Options	$—	$(35,216,687)	$—	$(35,216,687)
Total Investments	$—	$(35,216,687)	$—	$(35,216,687)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent trustees and counsel to the independent trustees and the officers of the Trust. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series fund of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Trust’s Board of Trustees (the “Board”) deems fair or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds intend to pay out dividends, if any, at least annually, and distribute any net realized capital gains to its shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where

22

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

U.S. TAX STATUS — The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the current fiscal period, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the current fiscal period, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the current fiscal period, the Funds did not incur any interest or penalties.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

FOREIGN SECURITIES — The Twin Oak Strategic Solutions ETF and Twin Oak Active Opportunities III ETF may invest directly or indirectly in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts

23

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

U.S. GOVERNMENT SECURITIES — The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

SEC RULE 18F-4 — The Securities and Exchange Commission (the “SEC”) has adopted regulations governing the use of derivatives by registered investment companies. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Funds are required to comply with Rule 18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

RULE 144A SECURITIES RISK — Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), and the rules promulgated thereunder, and may be subject to legal or contractual restrictions on resale. Pursuant to Rule 144A under the 1933 Act, these privately placed securities may be resold, subject to certain conditions, to qualified institutional buyers (“QIBs”). An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of such securities, and the Funds may be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

MONEY MARKET FUNDS — In lieu of purchasing money market instruments, the Funds may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. As investors in money market funds, the Funds will indirectly bear their proportionate share of such funds’ fees and expenses, which will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

OPTIONS — Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Funds may purchase and sell (write) put options and call options on securities or

24

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

indices in standardized contracts listed on securities exchanges. The Funds may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the options contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

During the current fiscal period, the average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
Twin Oak Endure ETF	$2,205,018	$1,598,768
Twin Oak Strategic Solutions ETF	$—	$929,848
Twin Oak Active Opportunities III ETF	$20,528,541	$20,471,509

DERIVATIVE INSTRUMENTS — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the period include options and swaps contracts.

Total Return Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments

25

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

made or received are recorded as realized gains or losses. Entering into Total Return Swaps involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Total Return Swaps outstanding at period end, if any, are listed on the Schedule of Investments.

During the current fiscal period, the average volume of Swap contracts was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
Twin Oak Endure ETF	$30,400,904	$—

The following is a summary of Total Return Swap’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
FUND		Gross Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received		Net Amount [1]
Twin Oak Endure ETF
	Goldman Sachs	$2,152,259	$—		$—	$2,152,259
	Nomura Securities International, Inc.	129,969	$—		—	129,969
Total		$2,282,228	$—	$		$2,282,228

Gross Amount Not Offset in the Statement of Assets and Liabilities
FUND		Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged [2]	Net Amount [3]
Twin Oak Endure ETF
	Goldman Sachs	$—	$—	$—	$—
	Nomura Securities International, Inc.	—	—	—	—
Total		$—	$—	$—	$—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

26

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

For the current fiscal period, the effect of derivative contracts in the Funds’ Statement of Assets and Liabilities was as follows:

	STATEMENT OF ASSETS AND LIABILITIES
FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	RISK TYPE	VALUE
Twin Oak Endure ETF	Swap contracts	Unrealized appreciation on swap contracts	Equity Securities Risk	$2,282,228
	Purchased option contracts	Investments in securities, at value	Equity Securities Risk	226,124

Twin Oak Strategic Solutions ETF	Written option contracts	Written options, at value	Equity Securities Risk	$(720,029)

Twin Oak Active Opportunities III ETF	Written option contracts	Written options, at value	Equity Securities Risk	$(35,216,687)
	Purchased option contracts	Investments in securities, at value	Equity Securities Risk	5,585,281

27

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

For the current fiscal period, the effect of derivative contracts in the Funds’ Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	RISK TYPE	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Twin Oak Endure ETF	Written option contracts	Written options	Equity Securities Risk	$98,454	$392,117
	Written option contracts	In-kind	Equity Securities Risk	$3,536,045	$—
	Swap contracts	Swap contracts	Equity Securities Risk	$(143)	$1,666,650
	Purchased option contracts	Investments	Equity Securities Risk	$(2,810,047)	$1,448,652
	Purchased option contracts	In-kind	Equity Securities Risk	$3,445,355	$—

Twin Oak Strategic Solutions ETF	Written option contracts	Written options	Equity Securities Risk	$(475,403)	$2,069,515
	Written option contracts	In-kind	Equity Securities Risk	$4,339,944	$—
	Purchased option contracts	Investments	Equity Securities Risk	$106,891	$—

Twin Oak Active Opportunities III ETF	Written option contracts	Written options	Equity Securities Risk	$—	$(14,745,178)
	Purchased option contracts	Investments	Equity Securities Risk	$—	$(14,943,260)

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OPERATING SEGMENTS — Operating segments are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

28

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

2. INVESTMENT ADVISER AND OTHER SERVICES

Twin Oak ETF Company serves as the investment adviser to each Fund. Exchange Traded Concepts, LLC (the “Sub-Adviser” or “ETC”) serves as the investment sub-adviser to each Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Unitary Management Fee”), payable on a monthly basis in arrears. The Adviser compensates the Sub-Adviser for its services.

From the Unitary Management Fee, the Adviser pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and officers and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to cap unitary advisory fees in order to limit total annual Fund operating expenses to the rates (“Contractual Expense Cap”) shown in the following table of Twin Oak Endure ETF’s and Twin Oak Strategic Solutions ETF’s average daily net assets. This contractual limitation is in effect through the period ending December 31, 2026. The Board may terminate the expense limitation agreement at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser. Expenses waived during the period are not eligible for recoupment by the Adviser.

The Adviser has enacted a voluntary fee cap for the Twin Oak Active Opportunities III ETF in order to ensure the Unitary Management Fee does not exceed the cap amount listed below (“Voluntary Expense Cap”). The Adviser may not recoup waived management fees. The Adviser may discontinue this voluntary arrangement at any time upon a 30-day written notice to shareholders.

FUND	UNITARY MANAGEMENT FEE	CONTRACTUAL EXPENSE CAP	Voluntary EXPENSE Cap
Twin Oak Endure ETF	0.75%	0.49%	none
Twin Oak Strategic Solutions ETF	0.75%	0.35%	none
Twin Oak Active Opportunities III ETF	0.90%	none	0.30%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

29

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

3. INVESTMENT TRANSACTIONS

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions, derivative transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Twin Oak Endure ETF	$ 50,346,627	$ 24,939
Twin Oak Strategic Solutions ETF	$ 61,079,671	$ 26,134,035
Twin Oak Active Opportunities III ETF	$ 10,003,431	$ 731

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales on investment securities of in-kind transactions of the Funds (excluding short-term investments and derivative transactions) were as follows:

FUND	PURCHASES	SALES
Twin Oak Endure ETF	$ —	$ 66,602,503
Twin Oak Strategic Solutions ETF	$ 132,341,674	$ 31,613,151
Twin Oak Active Opportunities III ETF	$ 407,467,578	$ 19,954,423

4. SHARE TRANSACTIONS

Shares of each Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on cash creations, non- standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. Transactions with Affiliates

The following issuers are affiliated with the Twin Oak Endure ETF and the Twin Oak Active Opportunities III ETF (for this section only, the “Funds”). The Funds are allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies”

30

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

(as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

Issuer Name	VALUE AS OF AUGUST 31, 2025	ADDITIONS	Reductions
Twin Oak Endure ETF
Twin Oak Short Horizon Absolute Return ETF	$—	$44,608,229	$—
Total	$—	$44,608,229	$—

	AUGUST 31, 2026
Issuer Name	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	FAIR VALUE
Twin Oak Endure ETF
Twin Oak Short Horizon Absolute Return ETF	$—	$—	$660,658	$—	1,560,458	$45,268,887
Total	$—	$—	$660,658	$—	1,560,458	$45,268,887

Issuer Name	VALUE AS OF April 23, 2026(a)	ADDITIONS	Reductions
Twin Oak Active Opportunities III ETF
Twin Oak Short Horizon Absolute Return ETF	$—	$10,003,431	$—
Total	$—	$10,003,431	$—

	AUGUST 31, 2026
Issuer Name	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	FAIR VALUE
Twin Oak Active Opportunities III ETF
Twin Oak Short Horizon Absolute Return ETF	$—	$—	$—	$—	344,827	$10,003,431
Total	$—	$—	$—	$—	344,827	$10,003,431

(a)	Inception date of the Fund was April 23, 2026.

6. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where

31

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2026

applicable, for tax years for which applicable statutes of limitations have not expired. Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended August 31, 2026 were as follows:

FUND	Ordinary Income	Long-Term Capital Gains
Twin Oak Endure ETF
August 31, 2026	$473,815	$—
August 31, 2025	—	—
Twin Oak Strategic Solutions ETF
August 31, 2026	—	—
Twin Oak Active Opportunities III ETF
August 31, 2026	—	—

The following permanent differences as of August 31, 2026, primarily attributable to the tax treatment of in-kind redemptions gains, were reclassified among the following accounts:

FUND	Distributable Earnings/Loss	Paid-In Capital
Twin Oak Endure ETF	$(52,007,627)	$52,007,627
Twin Oak Strategic Solutions ETF	$(23,289,959)	$23,289,959
Twin Oak Active Opportunities III ETF	$(11,340,056)	$11,340,056

As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation/ (depreciation)	Other accumulated gain/(loss)	Total accumulated earnings
Twin Oak Endure ETF	$266,734	$13,263	$16,221,440	$(2,839,468)	$13,661,969
Twin Oak Strategic Solutions ETF	$516,415	$—	$43,408,889	$(4,251,109)	$39,674,195
Twin Oak Active Opportunities III ETF	$366,762	$—	$254,649,350	$(3,095)	$255,013,017

The cost basis of investments for federal income tax purposes at August 31, 2026, the Funds’ most recently completed fiscal year end, were as follows:

FUND	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation	Cost
Twin Oak Endure ETF	$16,704,068	$(482,628)	$16,221,440	$118,395,181
Twin Oak Strategic Solutions ETF	$45,437,757	$(2,028,868)	$43,408,889	$112,368,308
Twin Oak Active Opportunities III ETF	$289,662,441	$(35,013,091)	$254,649,350	$198,732,227

The difference between book and tax-basis cost of investments was attributable primarily to wash sales. As of August 31, 2026, the Twin Oak Endure ETF had outstanding straddle losses of $2,839,468. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary

32

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (concluded)

As of August 31, 2026

losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2026. As of the most recent fiscal year ended August 31, 2026, the Twin Oak Endure ETF had not elected to defer any post-October or late-year losses. As of the most recent fiscal year ended August 31, 2026, the Twin Oak Strategic Solutions ETF and Twin Oak Active Opportunities III ETF had short-term capital loss carryovers of $4,251,109 and $3,095, respectively, none of which expire. During the fiscal year, the Twin Oak Endure ETF utilized $114,624 of capital loss carryovers.

7. NEW ACCOUNTING PRONOUNCEMENT

The Funds have adopted FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to be insignificant.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

33

Twin Oak ETFS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
The RBB Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, schedules of written options, and schedule of total return swap contracts, of The RBB Fund Trust comprising the funds listed below (the “Funds”) as of August 31, 2026, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Twin Oak Endure ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from June 2, 2025 (inception date) through August 31, 2025
Twin Oak Strategic Solutions ETF	For the period from January 27, 2026 (inception date) through August 31, 2026
Twin Oak Active Opportunities III ETF	For the period from April 23, 2026 (inception date) through August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Twin Oak ETF Company since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

34

Twin Oak ETFS

Other Information

As of August 31, 2026

INFORMATION ON Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-800-617-0004 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at https://twinoaketfs.com.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered (1) the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Twin Oak and the Trust on behalf of the Twin Oak Endure ETF and Twin Oak Active Opportunities III ETF (for this section only, each a “Fund” and together the “Funds”), and (2) the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, Twin Oak, and Exchange Traded Concepts, LLC (“ETC”), at a meeting of the Board held on May 12-13, 2026 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Twin Oak and ETC with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the renewal of the Investment Advisory Agreement between the Trust and Twin Oak with respect to the Funds, and the Sub-Advisory Agreement among the Trust, Twin Oak, and ETC with respect to the Funds, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Twin Oak, and discussed the aforementioned Agreements with counsel in executive sessions, at which no representatives of Twin Oak or ETC were present. Among other things, the Trustees considered (i) the nature, extent, and quality of services provided to the Funds by Twin Oak and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Twin Oak’s and ETC’s investment philosophies and processes; (iv) Twin Oak’s and ETC’s assets under management and client descriptions; (v) Twin Oak’s and ETC’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Twin Oak’s and ETC’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) Twin Oak’s and ETC’s compliance procedures; (viii) Twin Oak’s and ETC’s financial information, insurance coverage, and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Fuse Research Network, LLC comparing each Fund’s management fees and total expense ratios to a group of mutual funds deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”) and comparing the performance of the Twin Oak Endure ETF to the performance of its Peer Group and its benchmark. The Board noted

35

Twin Oak ETFS

Other Information (Concluded)

As of August 31, 2026

that the Twin Oak Active Opportunities III ETF had not commenced operations prior to December 31, 2025, and as such had no performance to report.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by Twin Oak and ETC. The Trustees concluded that Twin Oak and ETC had substantial resources to provide services to the Funds, and that Twin Oak’s and ETC’s services had been acceptable.

The Board also considered the advisory fee rate payable by the Funds under the Investment Advisory Agreement and Sub-Advisory Agreement. In this regard, information on the advisory fees paid by each Fund and each Fund’s total operating expense ratios was compared to similar information for its Peer Group.

The Trustees noted that the Twin Oak Endure ETF’s net advisory fee was below the median of its Peer Group and ranked in the 2nd quintile of its Peer Group, and its total net expenses were below the median of its Peer Group and ranked in the 1st quintile of its Peer Group.

The Trustees noted that the Twin Oak Active Opportunities III ETF’s net advisory fee was below the median of its Peer Group and ranked in the 1st quintile of its Peer Group, and its total net expenses (including acquired fund fees and expenses) were below the median of its Peer Group and ranked in the 1st quintile of its Peer Group.

The Trustees also considered the fees payable to ETC under the Sub-Advisory Agreement and the information provided by Twin Oak on the services provided by ETC. In this regard, the Trustees noted that the fees for ETC were paid directly by Twin Oak and not by the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning those Funds paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that Twin Oak continued to be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of its own fees and resources.

After reviewing the information regarding Twin Oak’s and ETC’s costs, profitability and economies of scale, and after considering the services to be provided by Twin Oak and ETC, the Trustees concluded that the investment advisory fees to be paid by the Funds to Twin Oak and the sub-advisory fees to be paid by Twin Oak to ETC were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2027.

36

Twin Oak ETFS

TAX INFORMATION

As of august 31, 2026 (unaudited)

We are required to advise you within 60 days of the Fund’s fiscal year end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Fund’s fiscal year ended August 31, 2026. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Twin Oak Endure ETF, 0.00% for the Twin Oak Strategic Solutions ETF and 0.00% for the Twin Oak Active Opportunities III ETF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was 5.92% for the Twin Oak Endure ETF, 0.00% for the Twin Oak Strategic Solutions ETF and 0.00% for the Twin Oak Active Opportunities III ETF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) are 0.00% for each Fund.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their information reporting.

37

Investment Adviser

Twin Oak ETF Company
888 Worchester Street, Suite 200
Wellesley, Massachusetts 02482

Investment Sub-Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, Oklahoma 73120

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the Financial Statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund Trust

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/09/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(Principal Executive Officer)

Date	11/09/2026

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer
(Principal Financial Officer)

Date	11/09/2026

*	Print the name and title of each signing officer under his or her signature.